Vanguard® Total International Stock Index Fund
Schedule of Investments (unaudited)
As of January 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.0%)
Argentina (0.0%)
*	Ternium Argentina SA	390	—
Australia (4.7%)
	Commonwealth Bank of Australia	23,983,424	1,522,751
	BHP Group Ltd.	39,926,360	1,331,504
	CSL Ltd.	6,142,552	1,273,484
	National Australia Bank Ltd.	44,573,410	798,983
	Westpac Banking Corp.	48,909,498	784,078
	Australia & New Zealand Banking Group Ltd.	38,435,185	691,986
	Wesfarmers Ltd.	15,281,260	634,315
	Woolworths Group Ltd.	17,068,315	530,888
	Macquarie Group Ltd.	4,426,772	441,475
	Rio Tinto Ltd.	5,009,082	419,255
	Transurban Group	36,871,341	371,519
	Fortescue Metals Group Ltd.	21,584,379	355,532
	Goodman Group	24,903,654	335,128
*	Afterpay Ltd.	2,950,956	301,248
	Woodside Petroleum Ltd.	12,920,649	239,827
	Coles Group Ltd.	17,195,280	238,039
	Amcor plc	21,287,641	232,324
	Newcrest Mining Ltd.	11,011,798	209,295
	Aristocrat Leisure Ltd.	8,708,793	205,160
*	James Hardie Industries plc	6,055,959	169,269
	Sonic Healthcare Ltd.	6,452,384	168,626
	Brambles Ltd.	20,505,976	164,994
*	Xero Ltd.	1,507,947	148,757
	Scentre Group	71,751,919	148,644
	ASX Ltd.	2,625,151	143,444
	Suncorp Group Ltd.	17,433,412	133,566
	Telstra Corp. Ltd.	56,092,054	133,211
	Cochlear Ltd.	868,143	130,533
	South32 Ltd.	65,872,675	127,046
	Insurance Australia Group Ltd.	33,214,676	122,432
	QBE Insurance Group Ltd.	19,758,969	121,194
	APA Group	16,116,111	119,828
	Santos Ltd.	24,117,834	118,873
	Ramsay Health Care Ltd.	2,373,301	113,881
	Stockland	33,409,485	112,750
	Dexus	15,481,170	106,018
	SEEK Ltd.	4,774,723	101,735
	Mirvac Group	55,110,507	99,449
	Northern Star Resources Ltd.	9,768,252	94,530

		Shares	Market Value ($000)
	GPT Group	27,424,142	90,124
	BlueScope Steel Ltd.	6,888,951	86,490
	Tabcorp Holdings Ltd.	28,351,405	85,916
	Origin Energy Ltd.	23,890,409	85,873
	Medibank Pvt Ltd.	38,175,816	84,800
	Lendlease Corp. Ltd.	9,189,683	83,784
	Oil Search Ltd.	27,319,074	80,316
	REA Group Ltd.	697,086	77,484
	Evolution Mining Ltd.	21,693,412	77,477
*	Sydney Airport	17,768,797	77,211
	AGL Energy Ltd.	8,584,155	75,039
	Treasury Wine Estates Ltd.	9,787,950	74,885
	Computershare Ltd.	6,639,255	72,466
	Aurizon Holdings Ltd.	24,494,675	69,092
	Coca-Cola Amatil Ltd.	6,937,096	69,052
	Charter Hall Group	6,631,014	68,516
	Magellan Financial Group Ltd.	1,866,502	67,815
	Ampol Ltd.	3,404,888	67,792
	Orica Ltd.	5,559,885	64,537
	OZ Minerals Ltd.	4,491,974	63,538
	Atlas Arteria Ltd.	13,125,370	63,261
	JB Hi-Fi Ltd.	1,590,257	62,501
	Vicinity Centres	52,622,391	61,231
	Boral Ltd.	16,305,890	59,937
	Domino's Pizza Enterprises Ltd.	840,395	58,769
*	Saracen Mineral Holdings Ltd.	15,222,196	55,986
*	Incitec Pivot Ltd.	26,662,329	53,428
*	NEXTDC Ltd.	6,014,576	52,960
	AMP Ltd.	46,687,854	52,662
	ALS Ltd.	6,783,484	51,318
	Ansell Ltd.	1,807,844	50,535
	Mineral Resources Ltd.	1,939,048	50,504
	Bendigo & Adelaide Bank Ltd.	6,925,539	48,404
	carsales.com Ltd.	3,091,338	46,086
	Challenger Ltd.	9,018,197	45,533
	Alumina Ltd.	34,802,585	44,675
	Qube Holdings Ltd.	20,122,369	43,603
	Breville Group Ltd.	1,839,043	40,440
*	Lynas Rare Earths Ltd.	11,100,712	40,329
	Bank of Queensland Ltd.	6,518,140	39,453
	Downer EDI Ltd.	9,867,451	38,632
	Worley Ltd.	4,405,814	38,180
	Nine Entertainment Co. Holdings Ltd.	20,219,368	37,050
	IGO Ltd.	7,572,997	36,844
	Steadfast Group Ltd.	12,118,429	36,833
	Crown Resorts Ltd.	4,909,544	35,855
	Altium Ltd.	1,510,328	35,210
	Reliance Worldwide Corp. Ltd.	10,869,305	35,195
	Metcash Ltd.	13,304,293	34,650
*	Qantas Airways Ltd.	9,970,434	34,115
	Harvey Norman Holdings Ltd.	8,385,009	33,960
	AusNet Services	25,218,151	33,197
	IDP Education Ltd.	1,891,449	32,921
	Cleanaway Waste Management Ltd.	19,129,093	32,226
	Seven Group Holdings Ltd.	1,887,165	32,092
*,1	Zip Co. Ltd.	5,711,677	31,326
	Star Entertainment Grp Ltd.	11,612,938	30,375
	Beach Energy Ltd.	24,326,920	30,259

		Shares	Market Value ($000)
*	Virgin Money UK plc	16,809,806	29,632
	Iluka Resources Ltd.	5,972,013	29,255
*	TPG Telecom Ltd.	4,993,601	28,035
	CSR Ltd.	6,964,654	27,944
	Eagers Automotive Ltd.	2,724,679	27,496
	nib holdings Ltd.	6,521,632	27,434
	WiseTech Global Ltd.	1,144,879	27,127
*	Vocus Group Ltd.	8,574,153	26,821
[1]	Washington H Soul Pattinson & Co. Ltd.	1,280,049	26,515
	Orora Ltd.	13,781,246	26,317
	Appen Ltd.	1,518,965	25,710
	Link Administration Holdings Ltd.	7,053,577	25,555
*	CIMIC Group Ltd.	1,309,656	24,562
	Shopping Centres Australasia Property Group	13,825,214	24,447
	Healius Ltd.	8,193,334	24,236
	Bapcor Ltd.	4,154,796	23,729
	Charter Hall Long Wale REIT	6,612,474	23,174
	ARB Corp. Ltd.	866,007	23,130
	BWP Trust	6,910,309	22,612
	Sims Ltd.	2,375,204	22,051
[1]	Pro Medicus Ltd.	647,311	21,036
	IOOF Holdings Ltd.	8,781,988	20,750
	Premier Investments Ltd.	1,208,870	20,588
*	PointsBet Holdings Ltd.	1,753,860	20,574
*,1	Pilbara Minerals Ltd.	28,921,319	20,378
	Super Retail Group Ltd.	2,318,702	19,786
*	Deterra Royalties Ltd.	5,958,910	19,608
*,1	Flight Centre Travel Group Ltd.	1,828,594	19,502
	Waypoint REIT	9,886,021	19,323
*	Champion Iron Ltd.	4,947,818	19,177
	IRESS Ltd.	2,468,733	18,759
*	Corporate Travel Management Ltd.	1,475,082	18,658
	Pendal Group Ltd.	3,953,286	18,539
	Elders Ltd.	2,269,391	18,400
*	Megaport Ltd.	1,773,445	18,062
	Regis Resources Ltd.	6,570,035	18,059
*	Nanosonics Ltd.	3,401,750	17,654
[2]	Viva Energy Group Ltd.	13,163,507	17,512
	Bingo Industries Ltd.	7,108,349	17,410
	Bega Cheese Ltd.	3,990,554	17,018
*,1	PolyNovo Ltd.	8,363,138	16,673
	Costa Group Holdings Ltd.	5,516,732	16,443
*	Nufarm Ltd.	4,440,143	16,405
	St. Barbara Ltd.	9,802,744	16,361
	Ingenia Communities Group	4,269,331	16,261
	Netwealth Group Ltd.	1,205,959	15,827
	National Storage REIT	10,876,498	15,812
	Cromwell Property Group	25,631,698	15,802
	Perpetual Ltd.	640,888	15,716
	Charter Hall Retail REIT	5,750,871	15,531
[1]	Webjet Ltd.	4,290,736	15,512
	Credit Corp. Group Ltd.	681,807	14,677
*	Perseus Mining Ltd.	16,428,099	14,584
	Adbri Ltd.	6,507,947	14,186
	Domain Holdings Australia Ltd.	3,746,267	14,166
*	Silver Lake Resources Ltd.	11,684,369	14,150
[1]	InvoCare Ltd.	1,665,471	14,141
	Platinum Asset Management Ltd.	4,437,843	13,994

		Shares	Market Value ($000)
	Technology One Ltd.	2,124,288	13,950
	Centuria Industrial REIT	5,781,440	13,451
	Whitehaven Coal Ltd.	11,692,862	13,269
	HUB24 Ltd.	676,978	12,627
	Abacus Property Group	6,086,539	12,609
	NRW Holdings Ltd.	5,773,593	12,476
	Monadelphous Group Ltd.	1,263,486	12,425
	Ramelius Resources Ltd.	10,464,110	12,127
*	Galaxy Resources Ltd.	5,932,018	12,103
*,1	Mesoblast Ltd.	6,627,744	11,921
	IPH Ltd.	2,450,756	11,809
*	Orocobre Ltd.	3,071,233	11,615
	Collins Foods Ltd.	1,561,454	11,446
	Brickworks Ltd.	800,221	11,351
	Nickel Mines Ltd.	11,742,329	11,274
*	De Grey Mining Ltd.	15,556,383	11,247
*,1	EML Payments Ltd.	3,761,742	10,963
	Kogan.com Ltd.	798,487	10,900
*	Gold Road Resources Ltd.	11,858,323	10,791
	GWA Group Ltd.	4,101,558	10,742
	Centuria Capital Group	6,049,402	10,730
*,1	Blackmores Ltd.	190,515	10,681
	GUD Holdings Ltd.	1,143,286	10,370
	GrainCorp Ltd. Class A	3,315,944	10,190
	United Malt Grp Ltd.	3,280,966	9,982
	Codan Ltd.	1,090,213	9,934
	Aventus Group	4,809,644	9,920
[1]	Clinuvel Pharmaceuticals Ltd.	592,086	9,857
	AUB Group Ltd.	785,470	9,727
	Sandfire Resources Ltd.	2,549,358	9,236
	Arena REIT	4,129,546	9,089
	Omni Bridgeway Ltd.	2,993,219	8,982
	Perenti Global Ltd.	8,984,830	8,862
	Growthpoint Properties Australia Ltd.	3,605,107	8,767
	Data#3 Ltd.	1,989,540	8,574
	Tassal Group Ltd.	3,190,671	8,470
*	Nearmap Ltd.	5,213,818	8,442
	Rural Funds Group	4,458,888	8,324
	G8 Education Ltd.	9,659,187	8,285
*	West African Resources Ltd.	11,882,200	8,203
[1]	Avita Medical Inc.	1,621,167	8,160
*	Westgold Resources Ltd.	4,544,449	8,097
	SeaLink Travel Group Ltd.	1,644,590	8,094
[1]	Bravura Solutions Ltd.	3,413,628	7,860
*,1	Uniti Group Ltd.	5,653,534	7,860
	Austal Ltd.	3,998,043	7,802
*	Resolute Mining Ltd.	14,815,149	7,713
[1]	Jumbo Interactive Ltd.	720,470	7,684
*,1	Tyro Payments Ltd.	4,023,881	7,666
	Inghams Group Ltd.	2,931,554	7,354
*	Bellevue Gold Ltd.	9,549,432	7,257
	oOh!media Ltd.	5,991,418	7,207
	McMillan Shakespeare Ltd.	747,484	7,190
*	Sigma Healthcare Ltd.	14,241,851	7,156
	Accent Group Ltd.	4,033,496	7,085
	Charter Hall Social Infrastructure REIT	2,983,273	7,033
	SmartGroup Corp. Ltd.	1,292,120	6,925
	Western Areas Ltd.	3,862,192	6,877

		Shares	Market Value ($000)
	Service Stream Ltd.	4,738,995	6,869
	Centuria Office REIT	4,612,792	6,861
	Integral Diagnostics Ltd.	1,822,874	6,235
	Lifestyle Communities Ltd.	626,516	6,007
	Select Harvests Ltd.	1,503,559	5,969
*,1	Emeco Holdings Ltd.	6,917,527	5,874
*	Electro Optic Systems Holdings Ltd.	1,459,734	5,759
	Lovisa Holdings Ltd.	694,307	5,621
	Mount Gibson Iron Ltd.	8,685,577	5,610
*	Eclipx Group Ltd.	4,043,128	5,213
*,1	Starpharma Holdings Ltd. Class A	4,403,691	5,019
[1]	Humm Group Ltd.	5,758,319	4,962
*	Mayne Pharma Group Ltd.	20,461,835	4,898
	Genworth Mortgage Insurance Australia Ltd.	2,820,256	4,878
*	Cooper Energy Ltd.	19,728,718	4,873
*	Australian Agricultural Co. Ltd.	5,712,583	4,820
[1]	Pact Group Holdings Ltd.	2,635,347	4,814
	Australian Pharmaceutical Industries Ltd.	4,873,828	4,717
*	Syrah Resources Ltd.	6,148,337	4,675
*	Southern Cross Media Group Ltd.	2,844,174	4,664
*	Opthea Ltd.	3,176,002	4,624
[2]	Coronado Global Resources Inc.	4,618,251	4,605
	GDI Property Group	5,189,960	4,578
	Asaleo Care Ltd.	4,551,138	4,522
	Hotel Property Investments	1,872,314	4,467
	BWX Ltd.	1,374,341	4,286
	Estia Health Ltd.	3,013,278	4,283
	HT&E Ltd.	2,954,625	4,153
*,1,3	Freedom Foods Group Ltd.	1,765,325	4,061
*,1	Carnarvon Petroleum Ltd.	19,292,751	4,030
*	Senex Energy Ltd.	16,123,510	3,978
	Cedar Woods Properties Ltd.	730,168	3,915
*,1	Capricorn Metals Ltd.	3,017,599	3,897
	Aurelia Metals Ltd.	12,369,478	3,846
[1]	New Hope Corp. Ltd.	3,611,216	3,691
	Jupiter Mines Ltd.	16,094,220	3,618
*	Karoon Energy Ltd.	4,668,405	3,562
	Hansen Technologies Ltd.	1,159,622	3,417
[1]	Virtus Health Ltd.	751,541	3,287
*,1	Paradigm Biopharmaceuticals Ltd.	1,831,915	3,256
*,1	Seven West Media Ltd.	11,856,493	3,241
*	AMA Group Ltd.	6,424,754	3,151
	MACA Ltd.	3,037,450	2,926
	Infomedia Ltd.	2,053,042	2,836
	SG Fleet Group Ltd.	1,544,265	2,826
*,1	Bubs Australia Ltd.	5,687,802	2,785
*,1	Superloop Ltd.	3,524,280	2,545
	Navigator Global Investments Ltd.	1,576,123	2,468
	OFX Group Ltd.	2,701,596	2,462
[1]	Regis Healthcare Ltd.	1,784,162	2,462
	Macmahon Holdings Ltd.	12,084,546	2,442
*	WPP AUNZ Ltd.	4,564,755	2,410
*,1	Myer Holdings Ltd.	9,079,371	2,130
*,1	Dacian Gold Ltd.	4,658,882	1,697
	Japara Healthcare Ltd.	2,804,764	1,593
*,1	Alkane Resources Ltd.	2,495,930	1,500
	Vita Group Ltd.	1,713,848	1,378
	Newcrest Mining Ltd. ADR	59,835	1,155

		Shares	Market Value ($000)
*,1	New Century Resources Ltd.	6,507,903	913
	MyState Ltd.	210,009	834
*,1,3	Liquefied Natural Gas Ltd.	7,928,704	261
	Oceania Healthcare Ltd.	70,997	80
	Sims Ltd. ADR	57	1
*,1,3	SpeedCast International Ltd.	3,739,468	—
*,3	Nexus Energy Services Inc.	5,925,255	—
			18,624,380
Austria (0.2%)
	Erste Group Bank AG	3,906,327	119,296
	Verbund AG	916,508	82,607
	OMV AG	1,945,453	81,635
	voestalpine AG	1,603,497	58,524
	Wienerberger AG	1,598,717	54,296
	ANDRITZ AG	962,068	45,703
	CA Immobilien Anlagen AG	994,134	42,815
	Raiffeisen Bank International AG	1,849,638	36,158
[2]	BAWAG Group AG	815,259	35,446
*	Lenzing AG	190,036	24,435
*	IMMOFINANZ AG	1,145,969	24,208
[1]	Oesterreichische Post AG	490,655	20,750
	Mayr Melnhof Karton AG	89,143	17,704
	S IMMO AG	771,509	16,627
	Telekom Austria AG Class A	1,722,146	13,107
	Vienna Insurance Group AG Wiener Versicherung Gruppe	500,110	12,803
	UNIQA Insurance Group AG	1,622,619	12,570
	EVN AG	324,712	7,587
	Schoeller-Bleckmann Oilfield Equipment AG	172,625	6,480
	Strabag SE	183,872	6,337
*,1	DO & CO AG	78,569	5,370
	Palfinger AG	120,572	4,293
*	Flughafen Wien AG	112,854	3,863
	Zumtobel Group AG	353,650	2,916
	Agrana Beteiligungs AG	109,648	2,331
*,1	Porr Ag	111,154	1,869
			739,730
Belgium (0.7%)
	Anheuser-Busch InBev SA/NV	11,193,218	702,629
*	KBC Group NV	3,710,620	258,758
*	Argenx SE	645,216	188,143
	UCB SA	1,629,870	168,777
	Umicore SA	2,784,890	157,735
	Groupe Bruxelles Lambert SA	1,434,522	141,903
	Ageas SA/NV	2,419,802	123,887
	Solvay SA Class A	919,192	104,549
	Sofina SA	210,807	68,145
*	Galapagos NV	644,732	67,421
	Warehouses De Pauw CVA	1,876,052	67,361
	Elia Group SA/NV	489,988	58,968
	Cofinimmo SA	370,948	55,456
	Aedifica SA	428,069	51,659
	Ackermans & van Haaren NV	315,519	48,225
	Etablissements Franz Colruyt NV	664,919	41,017
	Proximus SADP	1,887,570	39,777
	Melexis NV	269,461	30,122
	Telenet Group Holding NV	636,543	27,123

		Shares	Market Value ($000)
	D'ieteren SA/NV	342,135	26,975
	Fagron	902,152	22,308
	Euronav NV	2,738,117	21,941
	Montea C.V.A	151,896	18,520
	Barco NV	955,907	18,467
*	KBC Ancora	457,385	17,837
	Bekaert SA	466,559	16,048
*	bpost SA	1,350,939	15,983
*	Tessenderlo Group SA	346,912	14,802
	Gimv NV	235,758	14,054
*	Ontex Group NV	1,151,582	13,060
	Shurgard Self Storage SA	252,453	11,111
*	AGFA-Gevaert NV	2,360,110	10,931
	Orange Belgium SA	398,240	10,742
	Xior Student Housing NV	173,633	10,604
	Befimmo SA	248,354	10,563
	VGP NV	60,656	9,942
*	Cie d'Entreprises CFE	92,033	9,340
	Retail Estates NV	107,988	7,878
*,1	Kinepolis Group NV	155,925	6,378
	Econocom Group SA/NV	1,761,491	5,442
*,1	Mithra Pharmaceuticals SA	166,580	4,000
	Van de Velde NV	61,728	1,632
[1]	Wereldhave Belgium Comm VA	16,947	900
			2,701,113
Brazil (1.6%)
	Vale SA	44,736,999	719,125
	UBS Group AG (Registered)	45,371,303	653,975
	Itau Unibanco Holding SA Preference Shares	64,774,989	335,513
	Petroleo Brasileiro SA Preference Shares	63,292,360	308,746
	B3 SA - Brasil Bolsa Balcao	27,849,837	304,386
	Banco Bradesco SA Preference Shares	55,871,919	252,636
	Petroleo Brasileiro SA	48,891,563	244,217
	Magazine Luiza SA	36,133,852	166,886
	Ambev SA	57,151,478	157,831
	WEG SA	10,151,717	155,465
	Notre Dame Intermedica Participacoes SA	7,035,976	121,523
	Itausa SA Preference Shares	61,446,806	119,156
*	Suzano SA	9,891,484	112,177
*	Natura & Co. Holding SA	11,429,050	102,480
*	Localiza Rent a Car SA	7,607,077	88,815
	Lojas Renner SA	10,755,365	81,519
	Banco Bradesco SA	18,917,688	74,822
*	Banco do Brasil SA	11,803,398	73,046
	Raia Drogasil SA	15,795,490	71,942
*	Rumo SA	17,191,533	63,784
	JBS SA	13,482,753	59,585
	Gerdau SA Preference Shares	13,296,414	56,501
*	Lojas Americanas SA Preference Shares	12,015,030	52,901
	Equatorial Energia SA	12,061,935	49,646
*	Banco BTG Pactual SA (BVMF)	2,828,264	49,133
	BB Seguridade Participacoes SA	9,614,060	48,603
	Telefonica Brasil SA	5,436,626	44,913
	Ultrapar Participacoes SA	11,107,781	44,217
[2]	Hapvida Participacoes e Investimentos SA	13,969,425	43,838
*	B2W Cia Digital	2,827,541	42,542
*	Via Varejo SA	15,441,351	41,458
	Petrobras Distribuidora SA	9,633,092	40,952

		Shares	Market Value ($000)
*	Banco Santander Brasil SA	5,157,507	37,008
	Cia Siderurgica Nacional SA	6,621,933	36,793
	Bradespar SA Preference Shares	3,173,184	36,253
*,2	Banco Inter SA Preference Shares	4,508,065	35,890
	TOTVS SA	6,582,037	34,165
	CCR SA	15,291,227	33,872
*	Hypera SA	5,711,928	33,709
	Cosan SA	2,194,390	30,104
	Energisa SA	3,126,698	28,144
*	Cia de Saneamento Basico do Estado de Sao Paulo	3,667,261	27,394
	Itau Unibanco Holding SA ADR	5,192,942	27,107
*	Azul SA Preference Shares	3,669,655	27,056
	Cia Energetica de Minas Gerais Preference Shares	10,756,004	26,932
	Centrais Eletricas Brasileiras SA	5,119,898	26,847
*	BRF SA	6,847,670	26,558
	Sul America SA	3,552,260	25,911
	YDUQS Participacoes SA	4,013,120	24,608
*	TIM SA	9,985,212	24,272
	Cia Brasileira de Distribuicao	1,758,185	24,255
*,2	Rede D'Or Sao Luiz SA	1,990,956	23,907
*	Eneva SA	2,012,872	23,030
	Klabin SA	4,283,588	22,000
*	Cia de Locacao das Americas	4,498,517	21,508
*	Cogna Educacao	24,782,685	20,473
	IRB Brasil Resseguros SA	15,385,447	20,246
	Qualicorp Consultoria e Corretora de Seguros SA	3,408,525	19,381
	Engie Brasil Energia SA	2,439,733	19,156
	Transmissora Alianca de Energia Eletrica SA	3,243,575	19,024
*	BR Malls Participacoes SA	10,491,792	18,313
*	Light SA	4,864,053	18,278
*,2	Locaweb Servicos de Internet SA	960,100	17,937
	Alpargatas SA Preference Shares	2,478,050	17,591
*	Atacadao SA	4,994,505	17,380
	Metalurgica Gerdau SA Preference Shares	8,817,518	17,050
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,589,854	16,816
	Centrais Eletricas Brasileiras SA Preference Shares	3,076,328	16,159
	EDP - Energias do Brasil SA	4,571,629	16,118
	CPFL Energia SA	2,685,900	15,272
*	Multiplan Empreendimentos Imobiliarios SA	3,925,938	15,212
	MRV Engenharia e Participacoes SA	4,206,740	14,608
*	Duratex SA	4,019,833	14,598
	Fleury SA	3,024,076	14,514
*	Marfrig Global Foods SA	5,679,284	13,795
	Cia Energetica de Sao Paulo Preference Shares Class B	2,552,960	13,648
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	2,736,742	13,180
*	Cia Paranaense de Energia Preference Shares	1,103,341	13,164
*	Embraer SA	8,129,239	13,060
	Linx SA	1,881,402	12,957
	Sao Martinho SA	2,342,017	12,752
	Porto Seguro SA	1,396,079	12,294
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	4,985,955	12,029

		Shares	Market Value ($000)
*	Cielo SA	15,811,257	11,877
*	Petro Rio SA	888,500	11,447
*	Cia de Saneamento do Parana	2,798,939	11,152
	Cia Siderurgica Nacional SA ADR	2,015,844	11,107
	Odontoprev SA	3,936,471	10,195
*	Neoenergia SA	3,032,900	10,017
*	Braskem SA Preference Shares Class A	2,210,083	9,783
	SLC Agricola SA	1,405,550	8,896
	Arezzo Industria e Comercio SA	689,527	8,893
	Banco Pan SA Preference Shares	5,031,000	8,634
*	CVC Brasil Operadora e Agencia de Viagens SA	2,468,078	8,589
	Iguatemi Empresa de Shopping Centers SA	1,311,021	8,221
*	Aliansce Sonae Shopping Centers SA	1,615,200	8,151
	Alupar Investimento SA	1,735,151	8,134
	Cia de Saneamento de Minas Gerais-COPASA	2,862,803	8,115
	Santos Brasil Participacoes SA	6,997,854	7,879
*	Lojas Americanas SA	2,250,830	7,763
	Ez Tec Empreendimentos e Participacoes SA	1,152,102	7,724
	Minerva SA	4,435,643	7,523
*	AES Tiete Energia SA	2,413,921	7,430
*	Cia de Saneamento Basico do Estado de Sao Paulo ADR	966,825	7,203
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,920,974	7,191
*	M Dias Branco SA	1,244,547	6,856
[1]	Telefonica Brasil SA ADR	813,051	6,716
	Cia Brasileira de Distribuicao ADR	487,432	6,673
*	Movida Participacoes SA	1,932,992	6,670
*	Anima Holding SA	1,074,225	6,583
*	EcoRodovias Infraestrutura e Logistica SA	2,884,271	6,394
*	Randon SA Implementos e Participacoes Preference Shares	2,496,411	6,347
[1]	Cia Energetica de Minas Gerais ADR	2,503,459	6,334
	Unipar Carbocloro SA Preference Shares	675,758	6,175
	Construtora Tenda SA	1,147,783	6,098
*	Omega Geracao SA	802,116	5,904
*	Cosan Logistica SA	1,710,629	5,884
*	BRF SA ADR	1,441,933	5,667
	Cia Hering	1,788,795	5,643
*	Banco BTG Pactual SA	318,988	5,487
*	Gol Linhas Aereas Inteligentes SA ADR	632,802	5,486
*	Banco BTG Pactual SA Preference Shares	1,135,673	5,231
	Gerdau SA ADR	1,226,220	5,199
*	Lojas Quero Quero SA	1,599,100	5,188
*	Grupo De Moda Soma SA	1,840,500	5,036
*	Banco BTG Pactual SA	567,836	4,923
*,1	Cia Paranaense de Energia ADR	407,301	4,896
	Iochpe Maxion SA	1,906,471	4,875
	Grendene SA	3,446,801	4,857
	Ambev SA ADR	1,711,524	4,775
	Cia Energetica de Minas Gerais	1,607,727	4,760
*	BK Brasil Operacao e Assessoria a Restaurantes SA	2,682,585	4,707
*	SIMPAR SA	682,300	4,414
*	Vivara Participacoes SA	946,300	4,407
	Marcopolo SA Preference Shares	8,152,728	4,336
*	C&A Modas Ltda	1,796,600	4,105
	BR Properties SA	2,493,487	4,102

		Shares	Market Value ($000)
	JHSF Participacoes SA	2,967,100	3,915
*	Gol Linhas Aereas Inteligentes SA Preference Shares	851,718	3,728
*	Embraer SA ADR	576,839	3,703
	Even Construtora e Incorporadora SA	1,753,174	3,634
*	Grupo SBF SA	779,800	3,634
*	Guararapes Confeccoes SA	1,329,624	3,633
	Itau Unibanco Holding SA	764,795	3,609
	Camil Alimentos SA	1,688,226	3,268
*	TIM SA ADR	265,459	3,196
[1]	Centrais Eletricas Brasileiras SA ADR	611,033	3,159
	Smiles Fidelidade SA	796,744	3,126
*	Tupy SA	757,260	2,924
	Direcional Engenharia SA	1,145,436	2,912
[1]	Centrais Eletricas Brasileiras SA ADR Preference Shares	499,783	2,639
[2]	Ser Educacional SA	862,162	2,318
	Enauta Participacoes SA	1,041,869	2,180
	Instituto Hermes Pardini SA	539,742	2,130
*	Banco Inter SA	84,494	2,042
*	Cia Paranaense de Energia	174,364	1,981
*,1	Braskem SA ADR	211,569	1,877
*	Mahle-Metal Leve SA	528,264	1,824
	Wiz Solucoes e Corretagem de Seguros SA	1,068,116	1,497
	Alliar Medicos A Frente SA	733,139	1,432
	LOG Commercial Properties e Participacoes SA	211,056	1,292
	Petroleo Brasileiro SA ADR	62,344	610
*	Lojas Americanas SA Rights Exp. 02/04/2021	120,647	101
	Jereissati Participacoes SA	20,000	89
*	Lojas Americanas SA Rights Exp. 02/04/2021	22,036	14
			6,321,780
Canada (6.2%)
*	Shopify Inc. Class A (XTSE)	1,487,647	1,622,062
[1]	Royal Bank of Canada	19,260,383	1,558,905
	Toronto-Dominion Bank	24,459,030	1,385,964
	Canadian National Railway Co.	9,619,851	974,360
	Bank of Nova Scotia	16,328,973	870,879
	Enbridge Inc. (XTSE)	24,773,965	832,289
	Brookfield Asset Management Inc. Class A	18,062,072	699,883
[1]	Bank of Montreal	8,662,920	644,393
	Canadian Pacific Railway Ltd.	1,836,783	617,130
	TC Energy Corp.	12,703,317	544,492
	Canadian Imperial Bank of Commerce	6,022,845	513,290
	Manulife Financial Corp.	26,232,389	474,081
	Nutrien Ltd.	7,717,733	380,108
	Sun Life Financial Inc.	7,932,325	366,608
	Canadian Natural Resources Ltd.	15,659,396	353,783
	Suncor Energy Inc.	20,668,371	345,725
	Alimentation Couche-Tard Inc. Class B	11,263,284	343,514
	Constellation Software Inc.	258,780	315,247
	Barrick Gold Corp. (XTSE)	13,949,951	311,563
	Franco-Nevada Corp.	2,540,494	302,634
	Magna International Inc.	3,738,321	263,283
	National Bank of Canada	4,563,004	256,456
	Wheaton Precious Metals Corp.	6,097,539	250,434
*	CGI Inc.	3,109,109	249,215
	Fortis Inc. (XTSE)	5,928,918	239,800
	Agnico Eagle Mines Ltd.	3,273,646	228,534

		Shares	Market Value ($000)
[1]	Rogers Communications Inc. Class B	4,742,861	214,045
	Intact Financial Corp.	1,937,263	213,610
	Barrick Gold Corp. (XLON)	9,008,462	204,170
	Pembina Pipeline Corp.	7,388,581	194,487
	Restaurant Brands International Inc. (XTSE)	3,205,868	184,919
	Thomson Reuters Corp.	2,240,422	182,685
	Waste Connections Inc. (XTSE)	1,838,670	181,142
	Power Corp. of Canada	7,440,637	173,222
	Waste Connections Inc. (XNYS)	1,741,555	171,561
	BCE Inc.	4,018,248	170,440
	Open Text Corp.	3,626,333	162,437
	Dollarama Inc.	3,948,786	154,369
	Metro Inc. Class A	3,364,722	145,456
	Kirkland Lake Gold Ltd.	3,685,891	141,642
[1]	Emera Inc.	3,378,471	141,268
	WSP Global Inc.	1,462,643	136,227
	Fairfax Financial Holdings Ltd.	365,081	132,448
[1]	Algonquin Power & Utilities Corp.	7,809,340	130,140
	First Quantum Minerals Ltd.	7,578,106	126,228
*,1	Canopy Growth Corp.	3,079,365	123,271
	Kinross Gold Corp.	17,161,086	119,842
	TELUS Corp.	5,612,110	115,819
	Teck Resources Ltd. Class B	6,291,807	114,938
*	Bausch Health Cos. Inc.	4,221,911	107,731
	Shaw Communications Inc. Class B	6,182,963	106,083
	Loblaw Cos. Ltd.	2,167,617	104,673
	Cenovus Energy Inc.	17,092,287	100,916
[2]	Hydro One Ltd.	4,344,806	100,674
[1]	Canadian Tire Corp. Ltd. Class A	773,195	100,257
*,1	Ballard Power Systems Inc.	2,901,850	99,236
[1]	Canadian Apartment Properties REIT	2,425,605	97,119
*,1	BlackBerry Ltd.	6,822,797	95,826
	CCL Industries Inc. Class B	2,072,692	95,097
	Pan American Silver Corp.	2,818,146	91,172
	Ritchie Bros Auctioneers Inc.	1,499,394	88,539
	Enbridge Inc. (XNYS)	2,575,021	86,521
	Saputo Inc.	3,186,819	83,561
	Great-West Lifeco Inc.	3,643,187	83,191
[1]	Northland Power Inc.	2,254,689	82,606
	CAE Inc.	3,646,826	82,390
	Lundin Mining Corp.	8,782,452	78,295
	TMX Group Ltd.	777,121	74,956
[1]	Toromont Industries Ltd.	1,113,385	74,739
	TFI International Inc.	1,099,420	73,028
*	Descartes Systems Group Inc.	1,162,270	70,877
	B2Gold Corp.	14,123,425	69,803
	George Weston Ltd.	960,798	69,546
	Cameco Corp.	5,418,160	67,412
	Gildan Activewear Inc.	2,671,555	66,750
	iA Financial Corp. Inc.	1,475,570	65,750
	Empire Co. Ltd. Class A	2,301,017	63,574
	FirstService Corp.	452,833	61,858
	Yamana Gold Inc.	13,122,026	61,262
[1]	Parkland Corp.	2,041,310	61,251
[1]	RioCan REIT	4,574,088	60,916
[1]	Imperial Oil Ltd.	3,068,397	58,381
[1]	Inter Pipeline Ltd.	5,815,071	58,344
[1]	Keyera Corp.	3,038,008	57,066

		Shares	Market Value ($000)
[1]	AltaGas Ltd.	3,805,617	56,515
	Quebecor Inc. Class B	2,349,442	56,221
	Element Fleet Management Corp.	6,047,611	56,184
	Stantec Inc.	1,571,813	55,805
	Onex Corp.	1,049,314	55,570
*	SSR Mining Inc.	3,008,168	52,883
	Boyd Group Services Inc.	282,103	52,304
*	Kinaxis Inc.	363,834	50,506
	Allied Properties REIT	1,759,399	49,930
	Tourmaline Oil Corp.	3,443,450	49,063
*	Lightspeed POS Inc. (XTSE)	738,393	48,002
	Finning International Inc.	2,266,376	47,321
	Granite REIT	779,160	45,638
*,1	First Majestic Silver Corp.	2,487,143	44,871
	West Fraser Timber Co. Ltd.	695,062	44,538
	Alamos Gold Inc. Class A	5,458,688	43,798
	Restaurant Brands International Inc. (XNYS)	753,210	43,460
[1]	Capital Power Corp.	1,497,002	42,706
*,1	Aphria Inc.	3,471,981	42,220
	Canadian Utilities Ltd. Class A	1,686,910	41,700
[1]	Innergex Renewable Energy Inc.	1,812,931	41,568
[1]	GFL Environmental Inc.	1,456,525	41,119
[1]	SNC-Lavalin Group Inc.	2,397,003	39,683
[1]	H&R REIT	4,062,535	38,632
[1]	Choice Properties REIT	3,719,058	37,605
	Colliers International Group Inc.	424,432	37,420
*	Ivanhoe Mines Ltd. Class A	7,789,244	37,218
	Premium Brands Holdings Corp. Class A	452,603	36,990
	Boralex Inc. Class A	940,841	36,913
	Endeavour Mining Corp.	1,729,368	36,731
	BRP Inc.	555,226	36,546
	TransAlta Corp.	4,108,894	36,052
*	Air Canada	2,243,532	35,125
[1]	SmartCentres REIT	1,885,287	34,691
[1]	Primo Water Corp.	2,190,769	33,887
	CI Financial Corp.	2,657,535	33,002
	Linamar Corp.	630,807	32,203
	Gibson Energy Inc.	2,062,823	31,247
	Centerra Gold Inc.	3,014,332	31,234
	Atco Ltd.	1,086,563	31,108
	IGM Financial Inc.	1,150,931	30,502
[1]	First Capital REIT	2,617,373	30,170
*	Novagold Resources Inc.	3,306,597	30,150
	Stella-Jones Inc.	817,234	29,373
*	Parex Resources Inc.	1,923,767	29,110
	Methanex Corp.	863,859	28,616
	Norbord Inc.	658,218	28,444
*	Pretium Resources Inc.	2,564,014	27,670
[1]	Brookfield Infrastructure Corp. Class A	411,015	27,600
	Canadian Western Bank	1,224,524	27,244
[1]	PrairieSky Royalty Ltd.	3,249,552	26,835
	Enghouse Systems Ltd.	562,529	25,831
*,1	Cronos Group Inc.	2,481,522	25,616
[1]	Chartwell Retirement Residences	3,058,775	25,571
*	Great Canadian Gaming Corp.	764,480	25,498
*	Eldorado Gold Corp.	2,202,768	24,719
*	Canada Goose Holdings Inc.	718,812	24,042
*	Equinox Gold Corp.	2,469,047	23,595

		Shares	Market Value ($000)
	Osisko Gold Royalties Ltd.	2,095,675	23,419
[1]	ARC Resources Ltd.	4,929,379	22,782
[1]	TransAlta Renewables Inc.	1,331,710	22,390
	Barrick Gold Corp. (XNYS)	998,659	22,340
*	IAMGOLD Corp.	6,481,892	21,999
	Maple Leaf Foods Inc.	1,092,048	21,341
[1]	Whitecap Resources Inc.	5,716,230	20,473
[1]	Crescent Point Energy Corp.	7,399,742	20,369
[1]	Superior Plus Corp.	2,067,902	19,567
*	Home Capital Group Inc. Class B	826,763	19,513
*	ATS Automation Tooling Systems Inc.	1,073,787	18,423
	Hudbay Minerals Inc.	3,148,739	17,926
[1]	Genworth MI Canada Inc.	525,918	17,882
*	Seven Generations Energy Ltd. Class A	3,654,304	17,546
	Transcontinental Inc. Class A	1,081,253	17,351
	Russel Metals Inc.	957,071	17,184
[1]	NFI Group Inc.	778,155	17,136
*	Canfor Corp.	927,887	17,132
	ECN Capital Corp.	3,208,887	17,064
	North West Co. Inc.	660,956	16,731
[1]	Cominar REIT	2,635,986	16,615
*	Torex Gold Resources Inc.	1,203,547	15,850
[1]	Boardwalk REIT	575,948	15,593
[1]	Artis REIT	1,913,399	15,547
[1]	Laurentian Bank of Canada	637,380	15,402
*	OceanaGold Corp.	8,696,614	15,302
*,1	Aurora Cannabis Inc.	1,369,456	15,186
	Gamesys Group plc	834,759	14,514
	Winpak Ltd.	461,033	14,504
*,1	Bombardier Inc. Class B	29,792,879	14,212
*	Turquoise Hill Resources Ltd.	1,265,824	13,957
	Fortis Inc. (XNYS)	338,922	13,703
	Cogeco Communications Inc.	153,555	13,088
	Aecon Group Inc.	982,158	12,673
*	MEG Energy Corp.	3,783,856	12,605
*	Celestica Inc.	1,542,200	12,506
	Cascades Inc.	980,471	11,885
	Martinrea International Inc.	1,105,011	11,718
[1]	Dream Office REIT	746,273	11,205
[1]	Mullen Group Ltd.	1,352,332	10,935
[1]	Enerplus Corp.	3,189,555	9,877
[1]	Westshore Terminals Investment Corp.	669,483	8,382
[1]	Vermilion Energy Inc.	1,874,603	8,209
	First National Financial Corp.	166,784	5,700
*	Lightspeed POS Inc. (XNYS)	79,800	5,181
*,3	Topicus.com Inc.	306,604	1,154
*	Shopify Inc. Class A (XNYS)	3	3
*	Poseidon Concepts Corp.	320,721	—
			24,271,267
Chile (0.2%)
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,479,398	74,926
	Empresas COPEC SA	6,827,271	71,680
	Banco de Chile	637,165,397	64,921
	Enel Americas SA	380,421,353	57,213
	Empresas CMPC SA	15,895,032	42,503
	Falabella SA	10,489,462	35,899
	Cencosud SA	19,546,326	33,911

		Shares	Market Value ($000)
	Banco Santander Chile	577,057,048	29,209
	Banco de Credito e Inversiones SA	625,495	26,218
	Enel Chile SA	355,274,229	25,742
	Cia Cervecerias Unidas SA	1,941,802	15,909
	Banco Santander Chile ADR	780,618	15,761
	Colbun SA	91,088,943	15,707
	CAP SA	989,248	12,585
*	Cia Sud Americana de Vapores SA	270,188,090	11,395
	Parque Arauco SA	7,738,443	11,337
	Aguas Andinas SA Class A	36,529,788	11,087
	Empresa Nacional de Telecomunicaciones SA	1,750,305	10,721
	Cencosud Shopping SA	6,228,726	9,010
	Vina Concha y Toro SA	4,777,428	7,667
	Itau CorpBanca Chile SA	2,100,621,338	7,148
	AES Gener SA	42,431,802	7,120
	Embotelladora Andina SA Preference Shares Class B	2,765,041	7,001
	Engie Energia Chile SA	5,567,390	6,651
	Sociedad Quimica y Minera de Chile SA ADR	99,325	5,060
	Inversiones Aguas Metropolitanas SA	5,686,247	4,488
	Plaza SA	2,930,270	4,382
*	Latam Airlines Group SA	2,182,762	3,715
	SONDA SA	6,190,049	3,578
	Enel Chile SA ADR	883,832	3,253
	SMU SA	22,653,459	3,238
	Inversiones La Construccion SA	327,736	2,428
	Salfacorp SA	3,717,553	2,335
	Forus SA	963,580	1,888
	Ripley Corp. SA	5,954,160	1,766
	Besalco SA	2,401,184	1,364
*,1	Latam Airlines Group SA ADR	610,333	1,003
			649,819
China (11.4%)
	Tencent Holdings Ltd.	77,592,827	6,913,778
*	Alibaba Group Holding Ltd. ADR	23,809,722	6,043,622
*	Meituan Class B	48,613,843	2,241,555
*	JD.com Inc. ADR	11,518,768	1,021,600
	Ping An Insurance Group Co. of China Ltd. Class H	81,605,130	961,128
	China Construction Bank Corp. Class H	1,266,422,093	959,212
*	NIO Inc. ADR	15,065,621	858,740
*	Baidu Inc. ADR	3,629,545	853,016
	Industrial & Commercial Bank of China Ltd. Class H	1,083,687,275	691,252
*,2	Xiaomi Corp. Class B	183,779,162	686,358
*	Pinduoduo Inc. ADR	3,895,903	645,590
	NetEase Inc. ADR	5,095,644	585,948
*,2	Wuxi Biologics Cayman Inc.	39,239,182	549,424
	China Merchants Bank Co. Ltd. Class H	53,363,145	408,648
*	TAL Education Group ADR	5,289,874	406,686
	Kweichow Moutai Co. Ltd. Class A	1,146,691	374,753
	Bank of China Ltd. Class H	1,055,295,511	357,201
[1]	BYD Co. Ltd. Class H	10,806,578	326,398
*	New Oriental Education & Technology Group Inc. ADR	1,943,258	325,496
	Geely Automobile Holdings Ltd.	71,959,749	260,839
	ANTA Sports Products Ltd.	14,229,864	234,345
	Sunny Optical Technology Group Co. Ltd.	8,776,996	229,290

		Shares	Market Value ($000)
	China Life Insurance Co. Ltd. Class H	105,055,419	223,113
*	Bilibili Inc. ADR	1,932,021	220,038
*	China Mengniu Dairy Co. Ltd.	36,691,642	218,204
	Shenzhou International Group Holdings Ltd.	10,348,900	201,819
*	Trip.com Group Ltd. ADR	6,306,279	200,729
*	Alibaba Health Information Technology Ltd.	63,029,075	196,498
*,2	Innovent Biologics Inc.	17,221,507	195,761
	China Resources Beer Holdings Co. Ltd.	21,509,604	189,646
	ZTO Express Cayman Inc. ADR	5,326,308	176,194
	Li Ning Co. Ltd.	27,939,406	174,057
	China Petroleum & Chemical Corp. Class H	357,640,334	169,372
*	Tencent Music Entertainment Group ADR	6,053,986	161,036
	ENN Energy Holdings Ltd.	10,408,462	160,524
	Wuliangye Yibin Co. Ltd. Class A	3,570,873	160,398
	Agricultural Bank of China Ltd. Class H	439,068,747	158,320
*	Vipshop Holdings Ltd. ADR	5,716,683	156,751
	China Pacific Insurance Group Co. Ltd. Class H	37,256,564	153,451
	China Resources Land Ltd.	37,759,866	149,421
*	GDS Holdings Ltd. ADR	1,396,308	144,602
*	Zai Lab Ltd. ADR	902,513	144,465
	Longfor Group Holdings Ltd.	25,299,272	142,472
	Country Garden Services Holdings Co. Ltd.	17,413,524	141,531
	Great Wall Motor Co. Ltd. Class H	44,777,323	139,602
*	Kingdee International Software Group Co. Ltd.	34,451,774	138,006
	China Merchants Bank Co. Ltd. Class A	16,866,729	132,957
	Sunac China Holdings Ltd.	34,158,271	126,911
	China Gas Holdings Ltd.	35,925,050	126,437
	Sino Biopharmaceutical Ltd.	133,886,973	124,295
	Country Garden Holdings Co. Ltd.	103,100,303	123,839
*	Huazhu Group Ltd. ADR (XNGS)	2,483,017	120,426
	Xinyi Solar Holdings Ltd.	53,939,849	118,020
	China Overseas Land & Investment Ltd.	51,601,308	117,216
	CSPC Pharmaceutical Group Ltd.	114,942,718	116,851
*	Haier Smart Home Co. Ltd. Class H	27,561,858	114,112
	China Conch Venture Holdings Ltd.	22,599,439	107,455
*,1,2	Smoore International Holdings Ltd.	10,856,852	106,933
*	Yihai International Holding Ltd.	6,484,763	106,528
	Ping An Insurance Group Co. of China Ltd. Class A	8,618,347	105,184
[2]	Haidilao International Holding Ltd.	12,435,993	104,415
[2]	China Feihe Ltd.	34,645,867	103,306
	Anhui Conch Cement Co. Ltd. Class H	17,413,096	102,874
	China Vanke Co. Ltd. Class H	27,451,779	98,218
[2]	WuXi AppTec Co. Ltd. Class H	3,867,456	91,997
[2]	Postal Savings Bank of China Co. Ltd. Class H	128,931,758	91,987
[2]	China Tower Corp. Ltd. Class H	638,676,495	91,957
	Kingsoft Corp. Ltd.	11,868,011	91,486
	Zijin Mining Group Co. Ltd. Class H	82,684,156	91,272
	China Shenhua Energy Co. Ltd. Class H	49,284,788	91,038
	Autohome Inc. ADR	792,657	87,375
*	KE Holdings Inc. ADR	1,431,208	84,584
	PetroChina Co. Ltd. Class H	279,510,298	84,295
	China Tourism Group Duty Free Corp. Ltd. Class A	1,812,192	82,096
	Weichai Power Co. Ltd. Class H	27,525,795	81,183
	Jiangsu Hengrui Medicine Co. Ltd. Class A	4,838,265	77,425
*	iQIYI Inc. ADR	3,367,513	73,580
[1]	BYD Electronic International Co. Ltd.	10,632,015	73,224

		Shares	Market Value ($000)
*,2	Hansoh Pharmaceutical Group Co. Ltd.	13,257,248	72,205
	Guangdong Investment Ltd.	40,236,866	70,474
	Hengan International Group Co. Ltd.	9,853,353	70,471
	CITIC Securities Co. Ltd. Class H	31,572,275	69,123
	China Longyuan Power Group Corp. Ltd. Class H	46,506,429	68,078
	JOYY Inc. ADR	738,391	67,962
*,1,2	Ping An Healthcare & Technology Co. Ltd.	5,366,018	66,392
	PICC Property & Casualty Co. Ltd. Class H	89,430,810	64,963
	Industrial Bank Co. Ltd. Class A	17,875,979	63,771
	China National Building Material Co. Ltd. Class H	53,161,475	63,359
[1]	China Evergrande Group	32,789,778	62,888
*,1	GSX Techedu Inc. ADR	597,095	62,701
	China Resources Gas Group Ltd.	12,442,611	61,978
*,1	GCL-Poly Energy Holdings Ltd.	201,470,746	61,967
	Bank of Communications Co. Ltd. Class H	112,697,666	60,939
	Tsingtao Brewery Co. Ltd. Class H	6,317,254	60,922
	Ping An Bank Co. Ltd. Class A	17,076,271	60,888
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	31,877,903	59,534
	BYD Co. Ltd. Class A	1,532,774	58,051
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	836,610	57,872
	Shimao Group Holdings Ltd.	19,544,912	56,511
	LONGi Green Energy Technology Co. Ltd. Class A	3,376,386	55,877
	China Minsheng Banking Corp. Ltd. Class H	94,505,747	54,036
	Luxshare Precision Industry Co. Ltd. Class A	6,495,702	52,969
	Luzhou Laojiao Co. Ltd. Class A	1,329,761	52,898
	China CITIC Bank Corp. Ltd. Class H	119,240,650	52,821
	Zhongsheng Group Holdings Ltd.	8,655,850	50,692
	Agricultural Bank of China Ltd. Class A	103,072,900	50,186
	CITIC Ltd.	64,254,487	50,020
	Ganfeng Lithium Co. Ltd. Class A	2,681,365	49,378
*,2	JD Health International Inc.	2,459,626	48,411
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	6,972,297	48,409
	Hangzhou Tigermed Consulting Co. Ltd. Class A	1,866,280	48,240
	Fosun International Ltd.	31,520,945	47,847
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	819,442	47,362
*	21Vianet Group Inc. ADR	1,254,691	47,339
	Wanhua Chemical Group Co. Ltd. Class A	2,736,283	47,165
*	Daqo New Energy Corp. ADR	521,417	45,916
	New China Life Insurance Co. Ltd. Class H	12,331,611	45,843
*,2	China International Capital Corp. Ltd. Class H	17,497,213	45,619
	Muyuan Foods Co. Ltd. Class A	3,312,895	45,471
	Sany Heavy Industry Co. Ltd. Class A	7,272,600	45,337
*,1,2	Weimob Inc.	15,655,262	44,798
	Aier Eye Hospital Group Co. Ltd. Class A	3,665,006	44,547
	Industrial & Commercial Bank of China Ltd. Class A	54,567,598	42,936
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,360,147	42,823
	Sinopharm Group Co. Ltd. Class H	17,312,071	42,426
	Haitong Securities Co. Ltd. Class H	47,781,719	42,423
	Pharmaron Beijing Co. Ltd. Class A	1,905,082	42,161
	Kingboard Holdings Ltd.	10,236,101	41,713
	Guangzhou Automobile Group Co. Ltd. Class H	45,610,801	41,398

		Shares	Market Value ($000)
*,1	Li Auto Inc. ADR	1,270,913	40,987
	CIFI Holdings Group Co. Ltd.	49,147,752	40,286
	CITIC Securities Co. Ltd. Class A	9,125,012	39,884
*,1,2	Akeso Inc.	5,727,516	39,832
	Dongfeng Motor Group Co. Ltd. Class H	39,513,800	38,923
[2]	Huatai Securities Co. Ltd. Class H	24,453,383	38,862
	East Money Information Co. Ltd. Class A	7,124,260	38,655
*,1	Lufax Holding Ltd. ADR	2,408,802	38,396
	Contemporary Amperex Technology Co. Ltd. Class A	702,410	38,014
	China Yangtze Power Co. Ltd. Class A	12,217,000	37,146
	Shanghai Pudong Development Bank Co. Ltd. Class A	24,022,191	36,961
*	JD.com Inc. Class A	830,877	36,846
[1]	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	8,116,117	36,460
	China Molybdenum Co. Ltd. Class H	57,972,812	36,445
	China Taiping Insurance Holdings Co. Ltd.	20,346,622	35,921
	Kunlun Energy Co. Ltd.	41,960,227	35,761
*	China Biologic Products Holdings Inc.	299,129	35,252
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	6,979,943	34,957
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	5,074,978	34,632
	Nine Dragons Paper Holdings Ltd.	22,367,286	34,457
[2]	Yadea Group Holdings Ltd.	13,225,847	34,395
[1]	ZTE Corp. Class H	12,151,091	34,384
	China Resources Cement Holdings Ltd.	31,175,937	34,366
[2]	CGN Power Co. Ltd. Class H	159,176,084	34,238
*	Canadian Solar Inc.	623,654	34,145
*	Chinasoft International Ltd.	28,087,046	33,993
	SF Holding Co. Ltd. Class A	2,218,655	33,878
	China Vanke Co. Ltd. Class A	7,883,538	33,798
[1,2]	Jinxin Fertility Group Ltd.	16,604,477	33,357
	People's Insurance Co. Group of China Ltd. Class H	108,370,961	33,310
*	Weibo Corp. ADR	724,801	33,036
	GF Securities Co. Ltd. Class H	22,649,547	33,005
*,1,2	CanSino Biologics Inc. Class H	1,000,390	32,547
	China Jinmao Holdings Group Ltd.	82,163,423	32,159
*,2	Hua Hong Semiconductor Ltd.	5,365,492	32,132
*	COSCO SHIPPING Holdings Co. Ltd. Class H	31,362,072	31,744
*	Beijing Enterprises Water Group Ltd.	77,560,847	31,496
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	1,030,619	31,350
*,1	SINA Corp.	748,919	31,320
	China Galaxy Securities Co. Ltd. Class H	51,785,592	30,970
	BOE Technology Group Co. Ltd. Class A (XSEC)	32,307,700	30,754
	Brilliance China Automotive Holdings Ltd.	38,822,951	30,353
	Shandong Gold Mining Co. Ltd. Class A	8,892,485	30,304
	Bank of Ningbo Co. Ltd. Class A	5,037,757	29,937
	China Hongqiao Group Ltd.	33,859,984	29,894
	China Oilfield Services Ltd. Class H	26,909,447	29,626
	China Merchants Securities Co. Ltd. Class A	7,358,722	29,336
	Anhui Gujing Distillery Co. Ltd. Class B	1,954,280	29,306
	Sinotruk Hong Kong Ltd.	9,401,525	29,292
	TravelSky Technology Ltd. Class H	13,146,176	29,291
	China Everbright Environment Group Ltd.	52,153,845	29,273
*,1,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	4,718,247	28,886

		Shares	Market Value ($000)
	China Resources Power Holdings Co. Ltd.	27,239,333	28,740
	Far East Horizon Ltd.	27,792,383	28,655
	Chongqing Zhifei Biological Products Co. Ltd. Class A	1,173,716	28,618
*,1,2	China Literature Ltd.	3,011,787	28,580
	Momo Inc. ADR	1,863,758	28,478
	Jiangxi Copper Co. Ltd. Class H	17,254,129	28,346
	Eve Energy Co. Ltd. Class A	1,717,358	28,174
	SAIC Motor Corp. Ltd. Class A	8,295,076	28,062
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	20,461,371	27,961
*,2	Jiumaojiu International Holdings Ltd.	7,627,016	27,821
	Haitian International Holdings Ltd.	7,490,995	27,008
	China State Construction Engineering Corp. Ltd. Class A	36,357,238	27,001
*	Seazen Group Ltd.	29,421,053	26,943
	Haier Smart Home Co. Ltd. Class A	5,446,694	26,740
	Changchun High & New Technology Industry Group Inc. Class A	377,073	26,481
*	JinkoSolar Holding Co. Ltd. ADR	423,197	26,234
	Tongwei Co. Ltd. Class A	3,668,984	25,957
	Agile Group Holdings Ltd.	20,771,926	25,810
	China Merchants Port Holdings Co. Ltd.	18,365,808	25,566
	AviChina Industry & Technology Co. Ltd. Class H	34,176,080	25,551
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	553,646	25,492
	China Medical System Holdings Ltd.	17,785,252	25,482
*	Baozun Inc. ADR	614,144	25,174
*,1	GOME Retail Holdings Ltd.	156,261,100	25,108
	China Pacific Insurance Group Co. Ltd. Class A	4,675,272	25,003
	Beijing Enterprises Holdings Ltd.	7,549,469	24,678
	Will Semiconductor Co. Ltd. Shanghai Class A	550,431	24,518
	KWG Group Holdings Ltd.	18,470,305	24,472
	China Cinda Asset Management Co. Ltd. Class H	129,359,268	24,454
	Bank of China Ltd. Class A	49,000,100	24,012
[2]	China Merchants Securities Co. Ltd. Class H	15,482,561	23,827
*	Alibaba Pictures Group Ltd.	188,685,048	23,772
*	360 DigiTech Inc. ADR	1,361,139	23,684
	Shanghai Baosight Software Co. Ltd. Class B	5,564,363	23,554
	Kingboard Laminates Holdings Ltd.	14,636,636	23,507
*	51job Inc. ADR	351,890	23,175
	Focus Media Information Technology Co. Ltd. Class A	13,777,172	23,089
	Ever Sunshine Lifestyle Services Group Ltd.	8,058,270	23,079
[1]	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	10,934,175	22,777
	Poly Developments & Holdings Group Co. Ltd. Class A	10,548,325	22,469
*	Kingsoft Cloud Holdings Ltd. ADR	445,475	22,394
[2]	Topsports International Holdings Ltd.	13,764,807	22,305
	China Lesso Group Holdings Ltd.	13,419,875	22,263
	Logan Group Co. Ltd.	14,863,554	22,185
	Yanzhou Coal Mining Co. Ltd. Class H	28,561,002	22,077
	Mango Excellent Media Co. Ltd. Class A	1,757,699	21,984
	China Everbright Bank Co. Ltd. Class A	35,111,809	21,970
	Anhui Conch Cement Co. Ltd. Class A	2,767,000	21,527
*	Tongcheng-Elong Holdings Ltd.	11,954,340	21,307

		Shares	Market Value ($000)
	Shenzhen International Holdings Ltd.	12,846,872	21,163
	China Railway Group Ltd. Class H	46,512,359	21,114
[2]	A-Living Smart City Services Co. Ltd.	4,826,389	20,962
	Gree Electric Appliances Inc. of Zhuhai Class A	2,412,918	20,937
	Shanghai International Airport Co. Ltd. Class A	1,714,852	20,918
	Shenwan Hongyuan Group Co. Ltd. Class A	28,925,932	20,902
	Zijin Mining Group Co. Ltd. Class A	14,184,167	20,852
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	12,032,404	20,798
[1]	Flat Glass Group Co. Ltd. Class H	5,056,359	20,748
	Shenzhen Inovance Technology Co. Ltd. Class A	1,390,820	20,430
	Yangzijiang Shipbuilding Holdings Ltd.	27,587,748	20,374
	Citic Pacific Special Steel Group Co. Ltd. Class A	4,718,647	20,336
	Yonyou Network Technology Co. Ltd. Class A	3,042,685	20,228
	Yunnan Baiyao Group Co. Ltd. Class A	978,697	20,090
	Huaneng Power International Inc. Class H	56,779,495	20,084
	Jiangsu Expressway Co. Ltd. Class H	17,290,513	20,051
*,1,2	Venus MedTech Hangzhou Inc. Class H	1,993,893	20,019
	Guangzhou R&F Properties Co. Ltd. Class H	16,133,366	19,844
	Sungrow Power Supply Co. Ltd. Class A	1,223,408	19,755
[3]	China Traditional Chinese Medicine Holdings Co. Ltd.	36,176,080	19,752
*,1	HUYA Inc. ADR	762,633	19,745
	Henan Shuanghui Investment & Development Co. Ltd. Class A	2,700,080	19,596
*,1	XD Inc.	2,288,596	19,483
	Air China Ltd. Class H	27,859,695	19,278
	Beijing Capital International Airport Co. Ltd. Class H	24,992,951	19,211
	China Life Insurance Co. Ltd. Class A	3,445,678	19,192
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,061,052	19,184
	Hopson Development Holdings Ltd.	7,373,508	18,817
	China Minsheng Banking Corp. Ltd. Class A	23,542,600	18,596
	China Meidong Auto Holdings Ltd.	5,526,877	18,587
*	COSCO SHIPPING Holdings Co. Ltd. Class A	9,704,251	18,581
*	Lifetech Scientific Corp.	29,162,600	18,472
[2]	China Huarong Asset Management Co. Ltd. Class H	159,503,660	18,451
*	Aluminum Corp. of China Ltd. Class H	60,087,096	18,226
	Yuexiu Property Co. Ltd.	92,869,043	18,141
	AECC Aviation Power Co. Ltd. Class A	1,945,706	17,904
	NARI Technology Co. Ltd. Class A	3,926,466	17,823
	China Railway Group Ltd. Class A	21,706,300	17,736
[1,2]	CSC Financial Co. Ltd. Class H	12,114,812	17,703
*	Noah Holdings Ltd. ADR	370,474	17,635
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	1,783,869	17,569
[2]	Guotai Junan Securities Co. Ltd. Class H	12,086,441	17,528
[2]	Dali Foods Group Co. Ltd.	29,021,516	17,479
	China Yongda Automobiles Services Holdings Ltd.	12,458,546	17,435
	Zhejiang Expressway Co. Ltd. Class H	21,362,001	17,276
	Hengli Petrochemical Co. Ltd. Class A	2,853,620	16,992
	China Everbright Ltd.	12,843,193	16,502
[1]	Tianneng Power International Ltd.	8,365,421	16,496
	Bosideng International Holdings Ltd.	37,210,234	16,453
	TCL Technology Group Corp. Class A	12,431,500	16,434
	Wingtech Technology Co. Ltd. Class A	1,011,846	16,417
	COSCO SHIPPING Ports Ltd.	23,050,433	16,352

		Shares	Market Value ($000)
*,2	3SBio Inc.	17,455,235	16,226
	Sanan Optoelectronics Co. Ltd. Class A	3,552,300	16,176
	China Aoyuan Group Ltd.	18,173,036	15,988
	Zhaojin Mining Industry Co. Ltd. Class H	14,775,830	15,898
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	2,122,257	15,869
*	Tianli Education International Holdings Ltd.	14,295,409	15,806
*	Genscript Biotech Corp.	12,355,091	15,713
	China Everbright Bank Co. Ltd. Class H	37,919,895	15,576
	China Communications Services Corp. Ltd. Class H	34,829,139	15,542
	Maxscend Microelectronics Co. Ltd. Class A	158,434	15,441
	Hundsun Technologies Inc. Class A	1,010,648	15,135
	GoerTek Inc. Class A	2,957,686	15,083
	Bank of Communications Co. Ltd. Class A	21,874,591	15,082
	Greentown China Holdings Ltd.	11,491,894	15,012
	Iflytek Co. Ltd. Class A	2,071,100	14,915
	AVIC Shenyang Aircraft Co. Ltd. Class A	1,246,652	14,804
	Chongqing Rural Commercial Bank Co. Ltd. Class H	34,390,422	14,789
[1]	Sihuan Pharmaceutical Holdings Group Ltd.	59,517,712	14,757
*	Kaisa Group Holdings Ltd.	31,919,026	14,699
*	Zhejiang Huayou Cobalt Co. Ltd. Class A	957,150	14,595
*,1,2	Zhou Hei Ya International Holdings Co. Ltd.	13,331,855	14,569
	Fuyao Glass Industry Group Co. Ltd. Class A	1,596,200	14,529
*	Topchoice Medical Corp. Class A	309,279	14,522
	Guangdong Haid Group Co. Ltd. Class A	1,424,401	14,481
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	18,050,318	14,401
	Times China Holdings Ltd.	11,266,697	14,350
	China State Construction International Holdings Ltd.	24,951,147	14,349
	Weichai Power Co. Ltd. Class A	4,359,400	14,220
	Shenzhen Investment Ltd.	43,003,462	14,204
[2]	China East Education Holdings Ltd.	6,302,128	14,191
	China Power International Development Ltd.	63,229,558	14,168
	Bank of Shanghai Co. Ltd. Class A	11,260,960	14,104
*	DouYu International Holdings Ltd. ADR	1,065,963	13,996
*,1	Ausnutria Dairy Corp. Ltd.	8,611,984	13,993
	NAURA Technology Group Co. Ltd. Class A	452,602	13,953
	Seazen Holdings Co. Ltd. Class A	2,110,535	13,763
	Yunnan Energy New Material Co. Ltd. Class A	677,180	13,755
	China Grand Pharmaceutical & Healthcare Holdings Ltd.	16,854,134	13,633
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	594,538	13,572
	Offcn Education Technology Co. Ltd. Class A	2,199,762	13,458
	Kingfa Sci & Tech Co. Ltd. Class A	3,063,500	13,256
	Guotai Junan Securities Co. Ltd. Class A	5,242,300	13,250
	Huatai Securities Co. Ltd. Class A	4,923,500	13,212
	Powerlong Real Estate Holdings Ltd.	20,217,865	13,187
*,1	China Southern Airlines Co. Ltd. Class H	23,520,473	13,096
*,1,2	Koolearn Technology Holding Ltd.	3,660,529	12,878
[2]	China Yuhua Education Corp. Ltd.	14,715,941	12,874
	ZTE Corp. Class A	2,592,764	12,857
	Baoshan Iron & Steel Co. Ltd. Class A	12,686,644	12,855
[2]	China Resources Pharmaceutical Group Ltd.	24,314,401	12,768
	Greentown Service Group Co. Ltd.	11,253,215	12,656
	Yuzhou Group Holdings Co. Ltd.	36,036,206	12,551

		Shares	Market Value ($000)
	Haitong Securities Co. Ltd. Class A	6,625,900	12,531
	New Hope Liuhe Co. Ltd. Class A	3,821,699	12,468
*	OneConnect Financial Technology Co. Ltd. ADR	606,412	12,444
*,1	Yeahka Ltd.	1,205,260	12,244
[1,2]	Luye Pharma Group Ltd.	24,292,096	12,157
	New China Life Insurance Co. Ltd. Class A	1,628,091	12,134
*	Chongqing Changan Automobile Co. Ltd. Class B	15,689,045	12,118
	Huayu Automotive Systems Co. Ltd. Class A	2,623,705	12,062
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	6,582,300	12,005
*,1,2	Alphamab Oncology	7,018,781	11,983
	Anhui Gujing Distillery Co. Ltd. Class A	316,337	11,918
	Intco Medical Technology Co. Ltd. Class A	329,800	11,911
	WuXi AppTec Co. Ltd. Class A	463,981	11,906
*	Shanghai Electric Group Co. Ltd. Class H	32,605,890	11,905
[1]	China Eastern Airlines Corp. Ltd. Class H	29,503,014	11,831
[1]	China Overseas Property Holdings Ltd.	19,165,120	11,801
	Hualan Biological Engineering Inc. Class A	1,660,055	11,789
	Digital China Holdings Ltd.	15,744,162	11,661
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	52,574,014	11,620
	SSY Group Ltd.	22,053,988	11,601
	Fu Shou Yuan International Group Ltd.	12,160,968	11,569
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	3,259,317	11,535
	China Shenhua Energy Co. Ltd. Class A	4,281,666	11,504
*	Founder Securities Co. Ltd. Class A	7,651,500	11,459
	Sany Heavy Equipment International Holdings Co. Ltd.	13,761,807	11,449
	Beijing New Building Materials plc Class A	1,448,635	11,428
*	China Shipbuilding Industry Co. Ltd. Class A	18,120,900	11,423
	Gigadevice Semiconductor Beijing Inc. Class A	406,200	11,379
[1]	Q Technology Group Co. Ltd.	5,586,980	11,313
	Zhejiang NHU Co. Ltd. Class A	1,959,092	11,228
	Health & Happiness H&H International Holdings Ltd.	2,297,499	11,194
	Daqin Railway Co. Ltd. Class A	11,331,455	11,157
	AVIC Xi'an Aircraft Industry Group Co. Ltd. Class A	2,309,000	11,095
	China Petroleum & Chemical Corp. Class A	18,061,016	11,022
	China Education Group Holdings Ltd.	5,245,178	11,005
*,2	Sunac Services Holdings Ltd.	3,898,454	10,961
	Lomon Billions Group Co. Ltd. Class A	1,781,000	10,931
	China Jushi Co. Ltd. Class A	3,140,530	10,907
	GF Securities Co. Ltd. Class A	4,432,168	10,851
*	Dada Nexus Ltd. ADR	262,194	10,839
	China International Marine Containers Group Co. Ltd. Class H	6,692,981	10,778
	Bank of Beijing Co. Ltd. Class A	14,725,014	10,766
[2]	BAIC Motor Corp. Ltd. Class H	30,580,644	10,755
*	Ecovacs Robotics Co. Ltd. Class A	629,640	10,732
	Ovctek China Inc. Class A	630,289	10,725
	Xinyi Energy Holdings Ltd.	17,183,384	10,599
	Bank of Hangzhou Co. Ltd. Class A	4,666,336	10,595
	Huaxin Cement Co. Ltd. Class B	4,980,263	10,528
	Tiangong International Co. Ltd.	18,579,474	10,427
	Great Wall Motor Co. Ltd. Class A	1,607,464	10,403
[1]	Poly Property Services Co. Ltd.	1,376,177	10,324

		Shares	Market Value ($000)
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	427,257	10,317
[2]	Legend Holdings Corp. Class H	6,502,967	10,306
*	ZTO Express Cayman Inc.	312,724	10,223
	China CITIC Bank Corp. Ltd. Class A	12,609,084	10,193
	Everbright Securities Co. Ltd. Class A	4,019,900	10,188
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	2,421,000	10,157
	AVIC Jonhon Optronic Technology Co. Ltd. Class A	934,180	10,015
	China SCE Group Holdings Ltd.	26,574,552	9,989
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	723,461	9,969
	Huaxia Bank Co. Ltd. Class A	10,568,964	9,962
	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,156,469	9,961
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,416,499	9,912
	Lao Feng Xiang Co. Ltd. Class B	3,471,953	9,882
	Lingyi iTech Guangdong Co. Class A	6,226,300	9,874
	Chongqing Brewery Co. Ltd. Class A	475,289	9,861
	JiuGui Liquor Co. Ltd. Class A	356,100	9,728
*	KWG Living Group Holdings Ltd.	9,221,442	9,717
	Dongyue Group Ltd.	13,980,346	9,688
*	LexinFintech Holdings Ltd. ADR	1,239,968	9,635
	Wuhan Guide Infrared Co. Ltd. Class A	1,462,885	9,629
*	Alibaba Group Holding Ltd.	303,025	9,616
	Zhejiang Dahua Technology Co. Ltd. Class A	2,541,593	9,554
	Orient Securities Co. Ltd. Class A	6,089,040	9,538
*	China Southern Airlines Co. Ltd. Class A	10,607,400	9,535
	Shaanxi Coal Industry Co. Ltd. Class A	6,090,310	9,530
	China Water Affairs Group Ltd.	12,274,495	9,523
	China Overseas Grand Oceans Group Ltd.	18,657,925	9,487
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	508,674	9,467
	Yealink Network Technology Corp. Ltd. Class A	765,415	9,459
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	3,749,122	9,401
[2]	AK Medical Holdings Ltd.	5,170,274	9,272
	Yifeng Pharmacy Chain Co. Ltd. Class A	590,599	9,260
	Suning.com Co. Ltd. Class A	9,015,148	9,205
	Sinotrans Ltd. Class H	27,335,398	9,177
	Yuexiu REIT	19,016,861	9,172
*,1,2	China Logistics Property Holdings Co. Ltd.	15,973,738	9,149
*,2	Ascentage Pharma Group International	1,684,468	9,007
[1]	Angang Steel Co. Ltd. Class H	22,981,337	9,004
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,486,174	8,949
	Rongsheng Petro Chemical Co. Ltd. Class A	1,685,443	8,895
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,476,400	8,888
	Yonghui Superstores Co. Ltd. Class A	8,416,781	8,870
	Hithink RoyalFlush Information Network Co. Ltd. Class A	484,931	8,865
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	480,984	8,851
	Inner Mongolia Yitai Coal Co. Ltd. Class B	16,628,466	8,827
	Sinopec Engineering Group Co. Ltd. Class H	19,115,436	8,818
	Shanghai Industrial Holdings Ltd.	6,424,275	8,803
	Fanhua Inc. ADR	544,638	8,763
	China Construction Bank Corp. Class A	8,340,201	8,712

		Shares	Market Value ($000)
	China Reinsurance Group Corp. Class H	83,584,686	8,703
[1]	Zhenro Properties Group Ltd.	14,860,987	8,675
	Walvax Biotechnology Co. Ltd. Class A	1,415,065	8,648
	Shenzhen Expressway Co. Ltd. Class H	9,352,117	8,589
	China Oriental Group Co. Ltd.	31,598,716	8,557
	SDIC Power Holdings Co. Ltd. Class A	6,315,946	8,481
	COFCO Joycome Foods Ltd.	23,205,661	8,390
	Huizhou Desay Sv Automotive Co. Ltd. Class A	483,819	8,373
	Yantai Eddie Precision Machinery Co. Ltd. Class A	712,160	8,366
	Jinchuan Group International Resources Co. Ltd.	59,094,495	8,314
	Industrial Securities Co. Ltd. Class A	6,517,600	8,293
*	New Oriental Education & Technology Group Inc.	49,307	8,242
*	JA Solar Technology Co. Ltd. Class A	1,500,085	8,232
	Hisense Home Appliances Group Co. Ltd.	4,820,405	8,205
	NetDragon Websoft Holdings Ltd.	3,468,004	8,191
	Lonking Holdings Ltd.	24,645,022	8,179
	China National Nuclear Power Co. Ltd. Class A	10,280,031	8,176
	Huafon Chemical Co. Ltd. Class A	3,539,205	8,075
	Hangzhou Steam Turbine Co. Ltd. Class B	5,365,877	8,073
	Jafron Biomedical Co. Ltd. Class A	663,726	8,070
*	SOHO China Ltd.	26,947,883	8,062
	Sino-Ocean Group Holding Ltd.	39,891,558	8,040
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	7,883,266	8,012
	Jiangsu Eastern Shenghong Co. Ltd. Class A	3,800,624	7,962
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	542,557	7,959
	CSC Financial Co. Ltd. Class A	1,280,900	7,906
	Shengyi Technology Co. Ltd. Class A	2,006,500	7,880
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	238,260	7,872
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	545,652	7,842
	Thunder Software Technology Co. Ltd. Class A	345,100	7,825
[2]	Qingdao Port International Co. Ltd. Class H	13,470,832	7,787
*	Shanghai Electric Group Co. Ltd. Class A	9,319,935	7,725
	Greatview Aseptic Packaging Co. Ltd.	14,103,851	7,720
	Shandong Sinocera Functional Material Co. Ltd. Class A	1,042,505	7,716
[1,2]	China Railway Signal & Communication Corp. Ltd. Class H	19,851,792	7,695
[1]	COSCO SHIPPING Development Co. Ltd. Class H	48,484,103	7,671
	Yanlord Land Group Ltd.	9,265,587	7,640
	Livzon Pharmaceutical Group Inc. Class H	2,062,806	7,619
*	Sohu.com Ltd. ADR	424,068	7,612
	Tsingtao Brewery Co. Ltd. Class A	554,358	7,603
	Hengyi Petrochemical Co. Ltd. Class A	3,787,940	7,599
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	729,643	7,568
*	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	2,741,300	7,524
	Sichuan Swellfun Co. Ltd. Class A	541,820	7,523
	Asymchem Laboratories Tianjin Co. Ltd. Class A	165,640	7,503
	Zhongjin Gold Corp. Ltd. Class A	5,778,590	7,487

		Shares	Market Value ($000)
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	279,500	7,444
	BOE Technology Group Co. Ltd. Class A (XSHE)	14,446,955	7,417
	Hollysys Automation Technologies Ltd.	532,106	7,407
[1,2]	Viva Biotech Holdings	7,696,406	7,394
	Shanghai Lingang Holdings Corp. Ltd. Class A	2,514,971	7,373
	China Coal Energy Co. Ltd. Class H	25,383,015	7,355
[1]	Beijing Jingneng Clean Energy Co. Ltd. Class H	23,019,844	7,353
	PAX Global Technology Ltd.	7,475,600	7,343
	Beijing Tiantan Biological Products Corp. Ltd. Class A	1,231,015	7,321
	Shougang Fushan Resources Group Ltd.	31,031,475	7,319
[2]	Hope Education Group Co. Ltd.	21,431,105	7,318
	Poly Property Group Co. Ltd.	25,434,653	7,312
*	Fufeng Group Ltd.	18,556,810	7,229
	Songcheng Performance Development Co. Ltd. Class A	2,848,970	7,219
	Guosen Securities Co. Ltd. Class A	3,647,052	7,177
[2]	Genertec Universal Medical Group Co. Ltd.	9,410,364	7,175
	Joinn Laboratories China Co. Ltd. Class A	316,560	7,112
	Lens Technology Co. Ltd. Class A	1,383,700	7,107
	China Resources Medical Holdings Co. Ltd.	7,219,286	7,100
	Gemdale Corp. Class A	4,226,084	7,061
*	Zhejiang Century Huatong Group Co. Ltd. Class A	7,363,200	7,058
	Bank of Nanjing Co. Ltd. Class A	5,680,900	7,021
	Sinoma Science & Technology Co. Ltd. Class A	1,791,472	6,973
[2]	Orient Securities Co. Ltd. Class H	9,895,325	6,963
	Metallurgical Corp. of China Ltd. Class A	15,919,194	6,929
	Beijing Shunxin Agriculture Co. Ltd. Class A	679,229	6,928
*	Chongqing Changan Automobile Co. Ltd. Class A	2,589,821	6,882
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	17,101,828	6,839
*	Skyworth Group Ltd.	23,395,235	6,823
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,483,537	6,819
	NetEase Inc.	296,998	6,767
	Sichuan Chuantou Energy Co. Ltd. Class A	3,992,476	6,761
	Shanghai M&G Stationery Inc. Class A	464,500	6,753
	Foxconn Industrial Internet Co. Ltd. Class A	3,057,892	6,736
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	7,404,200	6,718
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	4,131,168	6,675
	China Suntien Green Energy Corp. Ltd. Class H	22,883,655	6,671
	Angel Yeast Co. Ltd. Class A	820,500	6,664
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,072,870	6,627
	Shandong Sun Paper Industry JSC Ltd. Class A	2,715,200	6,625
	Changjiang Securities Co. Ltd. Class A	5,528,732	6,595
	Sangfor Technologies Inc. Class A	142,479	6,542
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,307,600	6,524
	China Greatwall Technology Group Co. Ltd. Class A	2,435,200	6,500
[2]	Midea Real Estate Holding Ltd.	3,098,926	6,486
	Zhongyu Gas Holdings Ltd.	7,241,660	6,478
[1]	Shoucheng Holdings Ltd.	27,101,371	6,474
	CSG Holding Co. Ltd. Class B	17,537,213	6,458

		Shares	Market Value ($000)
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	2,944,793	6,458
*	TCL Electronics Holdings Ltd.	7,536,570	6,443
	Jiangsu Yangnong Chemical Co. Ltd. Class A	290,400	6,441
	Beijing Enlight Media Co. Ltd. Class A	3,180,280	6,428
	SG Micro Corp. Class A	137,441	6,424
*	Hang Zhou Great Star Industrial Co. Ltd. Class A	1,217,000	6,383
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	1,177,627	6,361
	Humanwell Healthcare Group Co. Ltd. Class A	1,503,800	6,336
	BBMG Corp. Class H	32,616,626	6,331
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	3,216,933	6,319
*	Kuang-Chi Technologies Co. Ltd. Class A	1,772,100	6,265
*	Sogou Inc. ADR	756,503	6,256
	Xtep International Holdings Ltd.	13,960,614	6,245
	Weihai Guangwei Composites Co. Ltd. Class A	455,540	6,242
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	815,615	6,212
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,492,548	6,202
	Glodon Co. Ltd. Class A	483,711	6,192
	Tongkun Group Co. Ltd. Class A	1,724,560	6,171
	Hangzhou First Applied Material Co. Ltd. Class A	401,300	6,161
	Skshu Paint Co. Ltd. Class A	268,301	6,146
	First Capital Securities Co. Ltd. Class A	4,935,600	6,138
	Zhejiang Dingli Machinery Co. Ltd. Class A	340,185	6,099
	Jason Furniture Hangzhou Co. Ltd. Class A	536,384	6,089
[1]	E-House China Enterprise Holdings Ltd.	6,930,467	6,070
	Guoyuan Securities Co. Ltd. Class A	4,871,440	6,064
	Shandong Chenming Paper Holdings Ltd. Class B	14,771,945	6,030
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,789,200	6,007
	Youngor Group Co. Ltd. Class A	5,457,700	5,985
*	Shanxi Meijin Energy Co. Ltd. Class A	5,465,300	5,977
	Sinolink Securities Co. Ltd. Class A	2,716,746	5,954
	Zhejiang Supor Co. Ltd. Class A	478,475	5,888
	Jiangxi Zhengbang Technology Co. Ltd. Class A	2,191,102	5,862
	Shenzhen Energy Group Co. Ltd. Class A	6,065,157	5,855
	Huadong Medicine Co. Ltd. Class A	1,435,393	5,841
	By-health Co. Ltd. Class A	1,700,200	5,831
	Yuexiu Transport Infrastructure Ltd.	8,666,084	5,826
[2]	Red Star Macalline Group Corp. Ltd. Class H	8,614,523	5,770
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,604,839	5,763
	Hangzhou Robam Appliances Co. Ltd. Class A	968,762	5,755
	Bank of Changsha Co. Ltd. Class A	3,714,700	5,746
	China Molybdenum Co. Ltd. Class A	6,150,200	5,741
[1]	China Tobacco International HK Co. Ltd.	2,950,899	5,737
	Shanghai Liangxin Electrical Co. Ltd. Class A	1,245,102	5,737
	Hongfa Technology Co. Ltd. Class A	671,309	5,727
*	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	3,431,706	5,676
*,1,2	CStone Pharmaceuticals	4,209,902	5,665
*	Gotion High-tech Co. Ltd. Class A	999,100	5,637
	Jiayuan International Group Ltd.	14,453,365	5,608

		Shares	Market Value ($000)
	Addsino Co. Ltd. Class A	1,463,200	5,605
	Times Neighborhood Holdings Ltd.	6,169,188	5,575
	Sunwoda Electronic Co. Ltd. Class A	1,336,504	5,572
	AVIC Electromechanical Systems Co. Ltd. Class A	3,162,700	5,566
	Beijing Shiji Information Technology Co. Ltd. Class A	1,077,200	5,555
	Shanghai RAAS Blood Products Co. Ltd. Class A	4,966,679	5,547
	SDIC Capital Co. Ltd. Class A	2,797,861	5,538
	Western Securities Co. Ltd. Class A	3,626,444	5,535
	Metallurgical Corp. of China Ltd. Class H	28,603,045	5,515
	Shenzhen SC New Energy Technology Corp. Class A	268,206	5,505
[1]	Comba Telecom Systems Holdings Ltd.	18,478,355	5,474
*,1	China Modern Dairy Holdings Ltd.	16,972,790	5,470
	Proya Cosmetics Co. Ltd. Class A	189,732	5,446
	Jinke Properties Group Co. Ltd. Class A	5,074,139	5,443
	Zhejiang Longsheng Group Co. Ltd. Class A	2,570,600	5,433
	Suzhou Maxwell Technologies Co. Ltd. Class A	62,796	5,425
	Shanxi Securities Co. Ltd. Class A	4,506,479	5,421
	Zhejiang Chint Electrics Co. Ltd. Class A	947,102	5,408
*,1,2	Maoyan Entertainment	3,331,117	5,398
	Bafang Electric Suzhou Co. Ltd. Class A	168,500	5,398
	Ningbo Tuopu Group Co. Ltd. Class A	804,587	5,374
	Tong Ren Tang Technologies Co. Ltd. Class H	8,515,767	5,371
	Spring Airlines Co. Ltd. Class A	587,092	5,344
	Zhejiang Satellite Petrochemical Co. Ltd. Class A	980,100	5,316
*,2	Meitu Inc.	27,389,036	5,310
*	So-Young International Inc. ADR	453,495	5,292
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	663,675	5,279
	Beijing Dabeinong Technology Group Co. Ltd. Class A	3,684,600	5,274
	Shanghai International Port Group Co. Ltd. Class A	7,717,700	5,263
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	793,473	5,255
	Tianshui Huatian Technology Co. Ltd. Class A	2,395,445	5,234
	Dongxing Securities Co. Ltd. Class A	3,023,922	5,214
	Oppein Home Group Inc. Class A	223,000	5,151
	China Zhenhua Group Science & Technology Co. Ltd. Class A	533,000	5,144
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	243,504	5,131
	TBEA Co. Ltd. Class A	2,608,307	5,124
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	5,651,843	5,123
	XCMG Construction Machinery Co. Ltd. Class A	6,188,100	5,120
	CIMC Enric Holdings Ltd.	8,278,973	5,094
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,343,940	5,082
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	2,647,800	5,079
	Lianhe Chemical Technology Co. Ltd. Class A	1,391,752	5,070
	Perfect World Co. Ltd. Class A	1,203,050	5,064
	Liaoning Cheng Da Co. Ltd. Class A	1,460,200	5,061
*	Ronshine China Holdings Ltd.	7,601,855	5,030

		Shares	Market Value ($000)
	Winning Health Technology Group Co. Ltd. Class A	2,140,430	5,021
[1,2]	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	4,363,488	5,019
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	358,758	5,019
*,1	BEST Inc. ADR	2,270,116	5,017
*	Jointown Pharmaceutical Group Co. Ltd. Class A	1,716,614	5,014
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	28,173,485	5,001
	Ningxia Baofeng Energy Group Co. Ltd. Class A	2,005,945	5,000
*	Shanghai DZH Ltd. Class A	3,474,687	5,000
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	683,401	4,994
	Dongfang Electric Corp. Ltd. Class A	2,591,600	4,988
	SooChow Securities Co. Ltd. Class A	3,697,690	4,988
	Qingdao TGOOD Electric Co. Ltd. Class A	884,718	4,958
	Sealand Securities Co. Ltd. Class A	6,204,400	4,946
	Huadian Power International Corp. Ltd. Class H	19,312,837	4,921
	Inspur Electronic Information Industry Co. Ltd. Class A	1,220,252	4,875
[1]	Datang International Power Generation Co. Ltd. Class H	36,637,771	4,862
	Southwest Securities Co. Ltd. Class A	6,368,509	4,853
*,1	China Maple Leaf Educational Systems Ltd.	20,056,261	4,852
	Oriental Pearl Group Co. Ltd. Class A	3,593,225	4,839
	Zhongji Innolight Co. Ltd. Class A	594,679	4,750
	C&S Paper Co. Ltd. Class A	1,311,908	4,750
	Concord New Energy Group Ltd.	70,625,407	4,731
	Fujian Sunner Development Co. Ltd. Class A	1,066,500	4,716
	Shanghai Chinafortune Co. Ltd. Class A	1,528,900	4,714
	China Machinery Engineering Corp. Class H	10,384,978	4,703
	Tianfeng Securities Co. Ltd. Class A	5,745,826	4,693
	Qianhe Condiment & Food Co. Ltd. Class A	657,252	4,669
	Ningbo Joyson Electronic Corp. Class A	1,137,600	4,663
	Guangdong Electric Power Development Co. Ltd. Class B	15,855,512	4,659
	China Tian Lun Gas Holdings Ltd.	5,357,099	4,642
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	668,400	4,627
	Shenzhen Sunway Communication Co. Ltd. Class A	933,935	4,614
	Beijing Sinnet Technology Co. Ltd. Class A	1,818,600	4,602
	Shenzhen Capchem Technology Co. Ltd. Class A	359,835	4,596
	Shandong Nanshan Aluminum Co. Ltd. Class A	8,922,800	4,585
[3]	China Fortune Land Development Co. Ltd. Class A	3,134,523	4,581
	China Dongxiang Group Co. Ltd.	46,216,287	4,580
	Avary Holding Shenzhen Co. Ltd. Class A	736,940	4,566
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,706,800	4,543
[2]	China New Higher Education Group Ltd.	6,837,831	4,542
	Tianma Microelectronics Co. Ltd. Class A	1,832,771	4,533
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,373,540	4,508
	Sinocare Inc. Class A	692,949	4,489
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	3,759,230	4,488

		Shares	Market Value ($000)
	Han's Laser Technology Industry Group Co. Ltd. Class A	679,100	4,484
	Beijing United Information Technology Co. Ltd.	189,850	4,477
	Shenergy Co. Ltd. Class A	5,660,142	4,471
	China Merchants Energy Shipping Co. Ltd. Class A	5,962,721	4,459
	China BlueChemical Ltd. Class H	22,133,387	4,441
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	286,458	4,382
	Power Construction Corp. of China Ltd. Class A	7,506,609	4,380
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	17,122,161	4,376
	Sinofibers Technology Co. Ltd. Class A	531,223	4,365
	China National Software & Service Co. Ltd. Class A	450,700	4,348
	Huangshan Tourism Development Co. Ltd. Class B	6,167,354	4,337
*	China Zhongwang Holdings Ltd.	18,202,820	4,333
*	Shenzhen MTC Co. Ltd. Class A	4,208,600	4,328
	CECEP Wind-Power Corp. Class A	7,931,644	4,323
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	815,541	4,316
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,713,600	4,295
	China Great Wall Securities Co. Ltd. Class A	2,371,000	4,294
*	TongFu Microelectronics Co. Ltd. Class A	1,016,620	4,293
	Avic Capital Co. Ltd. Class A	6,740,195	4,276
	Hisense Home Appliances Group Co. Ltd. Class A	1,904,457	4,266
	Shanghai Jahwa United Co. Ltd. Class A	695,855	4,257
	Greenland Holdings Corp. Ltd. Class A	5,106,400	4,244
*,1	CAR Inc.	8,255,394	4,236
	Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	765,569	4,207
	Beijing Kunlun Tech Co. Ltd. Class A	1,137,900	4,206
	Jiangsu Zhongtian Technology Co. Ltd. Class A	2,591,900	4,194
*,1	Qutoutiao Inc. ADR	1,370,398	4,193
	Bank of Chongqing Co. Ltd. Class H	6,615,523	4,185
	Laobaixing Pharmacy Chain JSC Class A	373,013	4,164
	Apeloa Pharmaceutical Co. Ltd. Class A	1,193,400	4,148
	Chacha Food Co. Ltd. Class A	431,178	4,148
	Guangzhou Baiyun International Airport Co. Ltd. Class A	1,948,043	4,142
	China National Medicines Corp. Ltd. Class A	675,988	4,137
	NavInfo Co. Ltd. Class A	1,784,619	4,127
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	195,500	4,121
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	383,000	4,105
	Skyfame Realty Holdings Ltd.	33,533,792	4,104
	PharmaBlock Sciences Nanjing Inc. Class A	158,552	4,102
	West China Cement Ltd.	28,223,212	4,100
*	Keshun Waterproof Technologies Co. Ltd. Class A	1,062,000	4,099
	Anhui Jinhe Industrial Co. Ltd. Class A	597,473	4,088
	AVICOPTER plc Class A	470,791	4,072
	China South Publishing & Media Group Co. Ltd. Class A	2,802,861	4,071
*	Hi Sun Technology China Ltd.	22,416,403	4,064
	Shenzhen Kaifa Technology Co. Ltd. Class A	1,276,450	4,064
[3]	Wangfujing Group Co. Ltd. Class A	822,000	4,055

		Shares	Market Value ($000)
*	CGN New Energy Holdings Co. Ltd.	18,546,486	4,036
	Dian Diagnostics Group Co. Ltd. Class A	625,200	4,032
	Xinhu Zhongbao Co. Ltd. Class A	8,664,948	4,031
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	940,216	4,029
	Shanghai Weaver Network Co. Ltd. Class A	279,804	4,026
[1]	LVGEM China Real Estate Investment Co. Ltd.	14,152,500	4,026
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,366,831	4,020
	Huaneng Power International Inc. Class A	6,230,676	4,014
	Shandong Pharmaceutical Glass Co. Ltd. Class A	687,480	4,009
	Jiangsu Yoke Technology Co. Ltd. Class A	423,200	4,003
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	282,196	4,002
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,513,600	3,999
	Financial Street Holdings Co. Ltd. Class A	4,264,605	3,981
*	Zhuguang Holdings Group Co. Ltd.	29,676,195	3,979
	Northeast Securities Co. Ltd. Class A	2,908,900	3,977
	Sinopec Kantons Holdings Ltd.	11,401,559	3,976
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	1,424,267	3,973
	YTO Express Group Co. Ltd. Class A	2,250,059	3,965
	China Film Co. Ltd. Class A	2,055,700	3,931
	China Avionics Systems Co. Ltd. Class A	1,389,513	3,930
	Yango Group Co. Ltd. Class A	4,198,393	3,926
*	Guangdong Golden Dragon Development Inc. Class A	1,542,500	3,923
	BTG Hotels Group Co. Ltd. Class A	1,168,188	3,916
	C&D International Investment Group Ltd.	2,439,819	3,894
[1]	Maanshan Iron & Steel Co. Ltd. Class H	14,020,000	3,881
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	1,014,500	3,878
	Juewei Food Co. Ltd. Class A	277,764	3,870
	Shandong Linglong Tyre Co. Ltd. Class A	583,016	3,862
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	535,596	3,860
*	Estun Automation Co. Ltd. Class A	736,900	3,851
	Hubei Energy Group Co. Ltd. Class A	7,033,467	3,848
	CNHTC Jinan Truck Co. Ltd. Class A	624,828	3,843
[1,2]	Redco Properties Group Ltd.	11,419,405	3,841
	Guizhou Space Appliance Co. Ltd. Class A	455,008	3,840
	Guangzhou Wondfo Biotech Co. Ltd. Class A	285,520	3,838
	Xiamen Faratronic Co. Ltd. Class A	244,620	3,837
	OFILM Group Co. Ltd. Class A	2,419,614	3,831
	NanJi E-Commerce Co. Ltd. Class A	2,531,793	3,822
	China High Speed Transmission Equipment Group Co. Ltd.	4,060,194	3,821
	China Harmony Auto Holding Ltd.	8,645,493	3,808
	SPIC Dongfang New Energy Corp. Class A	5,874,194	3,807
	GEM Co. Ltd. Class A	3,065,420	3,778
	Weifu High-Technology Group Co. Ltd. Class B	2,019,242	3,777
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	6,125,838	3,775
	Venustech Group Inc. Class A	737,800	3,768
	Heilongjiang Agriculture Co. Ltd. Class A	1,490,700	3,767
	RiseSun Real Estate Development Co. Ltd. Class A	3,882,356	3,764
*	Guolian Securities Co. Ltd. Class A	1,499,300	3,758
	China Gezhouba Group Co. Ltd. Class A	3,740,817	3,746

		Shares	Market Value ($000)
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,967,696	3,725
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	3,179,300	3,724
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	864,230	3,714
	Tongda Group Holdings Ltd.	54,537,782	3,713
	Infore Environment Technology Group Co. Ltd. Class A	2,972,988	3,710
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	1,003,389	3,705
	Livzon Pharmaceutical Group Inc. Class A	671,043	3,681
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	457,800	3,669
	China Satellite Communications Co. Ltd. Class A	1,365,500	3,666
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	955,586	3,664
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,655,836	3,661
	Bank of Jiangsu Co. Ltd. Class A	4,281,584	3,652
	Ningbo Zhoushan Port Co. Ltd. Class A	6,174,946	3,648
*	Pacific Securities Co. Ltd. Class A	7,221,626	3,642
*	Beijing Easpring Material Technology Co. Ltd. Class A	408,100	3,639
	Suning Universal Co. Ltd. Class A	6,083,792	3,639
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	513,074	3,639
	Xiamen Tungsten Co. Ltd. Class A	1,332,591	3,635
[1]	Zhongliang Holdings Group Co. Ltd.	6,058,087	3,626
	Shandong Publishing & Media Co. Ltd. Class A	4,126,587	3,602
	Zhejiang Meida Industrial Co. Ltd. Class A	1,200,980	3,595
*	FAW Jiefang Group Co. Ltd. Class A	2,138,785	3,594
	G-bits Network Technology Xiamen Co. Ltd. Class A	67,649	3,588
	Shanghai Electric Power Co. Ltd. Class A	3,399,108	3,566
	Zhuzhou Kibing Group Co. Ltd. Class A	1,876,200	3,554
	Wuchan Zhongda Group Co. Ltd. Class A	5,391,685	3,553
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	1,712,321	3,548
*	Shenghe Resources Holding Co. Ltd. Class A	1,425,500	3,542
	CECEP Solar Energy Co. Ltd. Class A	3,677,300	3,529
*,1	Baozun Inc. Class A	265,068	3,522
	Bright Dairy & Food Co. Ltd. Class A	1,226,448	3,512
	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	2,206,001	3,508
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	5,530,215	3,505
	China Foods Ltd.	8,476,630	3,503
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,918,700	3,484
	China Coal Energy Co. Ltd. Class A	5,591,454	3,479
	Guangzhou Restaurant Group Co. Ltd. Class A	565,900	3,478
	Jinyu Bio-Technology Co. Ltd. Class A	988,900	3,476
	China South City Holdings Ltd.	32,160,688	3,471
*	Aluminum Corp. of China Ltd. Class A	7,031,000	3,470
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	682,880	3,464
	China Enterprise Co. Ltd. Class A	6,506,834	3,460
	Hunan Valin Steel Co. Ltd. Class A	4,430,940	3,451

		Shares	Market Value ($000)
	Hefei Meiya Optoelectronic Technology Inc. Class A	496,620	3,445
*	Fangda Carbon New Material Co. Ltd. Class A	2,947,045	3,439
	Xinyangfeng Agricultural Technology Co. Ltd. Class A	1,177,200	3,438
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	6,231,004	3,424
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,430,700	3,422
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	5,095,133	3,412
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	4,565,606	3,397
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	3,458,000	3,388
	Joyoung Co. Ltd. Class A	777,677	3,385
*	Yunnan Copper Co. Ltd. Class A	1,691,100	3,373
	Beijing Capital Land Ltd. Class H	18,920,657	3,366
[1,2]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,590,677	3,366
	China Kepei Education Group Ltd.	4,769,417	3,355
	360 Security Technology Inc. Class A	1,336,291	3,354
	Unisplendour Corp. Ltd. Class A	1,056,452	3,353
	Sanquan Food Co. Ltd. Class A	753,823	3,348
*	Hesteel Co. Ltd. Class A	10,519,143	3,346
	COSCO SHIPPING Development Co. Ltd. Class A	7,766,972	3,342
	Hengtong Optic-electric Co. Ltd. Class A	1,760,660	3,342
*,1	Qudian Inc. ADR	1,661,630	3,340
	Huaxi Securities Co. Ltd. Class A	2,139,239	3,338
	Zhejiang Juhua Co. Ltd. Class A	2,451,246	3,337
	Wens Foodstuffs Group Co. Ltd. Class A	1,273,055	3,336
	Shaanxi International Trust Co. Ltd. Class A	6,349,200	3,330
*	Beijing BDStar Navigation Co. Ltd. Class A	475,500	3,317
*	Jinneng Science&Technology Co. Ltd. Class A	1,098,980	3,313
	Hangzhou Silan Microelectronics Co. Ltd. Class A	955,800	3,308
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,390,187	3,308
	Aerospace CH UAV Co. Ltd.	840,400	3,306
	Yifan Pharmaceutical Co. Ltd. Class A	1,172,100	3,302
	An Hui Wenergy Co. Ltd. Class A	5,680,521	3,300
	Beijing Yanjing Brewery Co. Ltd. Class A	3,235,310	3,281
	Weifu High-Technology Group Co. Ltd. Class A	927,841	3,278
	Shenzhen Goodix Technology Co. Ltd. Class A	152,247	3,271
*	Tongdao Liepin Group	1,329,351	3,265
	Shenzhen Sunlord Electronics Co. Ltd. Class A	688,000	3,249
	Dazhong Transportation Group Co. Ltd. Class B	10,955,524	3,248
*	Shanying International Holding Co. Ltd. Class A	6,925,400	3,239
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	270,881	3,234
	Xiamen Kingdomway Group Co. Class A	703,531	3,233
	Autobio Diagnostics Co. Ltd. Class A	158,056	3,229
	Inner Mongolia Eerduosi Resources Co. Ltd. Class B	3,233,255	3,223
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	210,158	3,219
*	Beijing Enterprises Clean Energy Group Ltd.	227,849,836	3,216
*	Central China Securities Co. Ltd. Class A	4,044,600	3,213
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	650,288	3,213

		Shares	Market Value ($000)
*	Shanghai Wanye Enterprises Co. Ltd. Class A	1,427,600	3,213
	Huadian Power International Corp. Ltd. Class A	6,443,400	3,206
*	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	2,558,500	3,204
	Jiangxi Copper Co. Ltd. Class A	1,102,901	3,200
	Yixintang Pharmaceutical Group Co. Ltd. Class A	537,179	3,193
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	3,045,100	3,189
[1]	Dongfang Electric Corp. Ltd. Class H	3,327,043	3,186
	Bear Electric Appliance Co. Ltd. Class A	222,590	3,180
	China Lilang Ltd.	4,719,368	3,177
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	1,758,100	3,177
	Zhengzhou Yutong Bus Co. Ltd. Class A	1,476,567	3,175
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,839,871	3,175
	Huaibei Mining Holdings Co. Ltd. Class A	2,054,698	3,175
	Tongling Nonferrous Metals Group Co. Ltd. Class A	8,968,506	3,168
	JNBY Design Ltd.	2,725,176	3,155
	Sailun Group Co. Ltd. Class A	2,322,864	3,154
	ENN Natural Gas Co. Ltd. Class A	1,322,862	3,153
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	783,654	3,144
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,130,900	3,143
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	1,013,780	3,132
	Nanjing Hanrui Cobalt Co. Ltd. Class A	191,700	3,130
	Guangdong Hongda Blasting Co. Ltd. Class A	656,900	3,123
*	Topsec Technologies Group Inc. Class A	969,800	3,111
	Shanghai Shimao Co. Ltd. Class A	4,577,004	3,104
*	CSSC Offshore & Marine Engineering Group Co. Ltd. Class A	821,520	3,094
	Anhui Expressway Co. Ltd. Class H	4,909,497	3,091
	Red Avenue New Materials Group Co. Ltd. Class A	686,700	3,086
*	China CSSC Holdings Ltd. Class A	1,247,264	3,079
	Shenzhen Huaqiang Industry Co. Ltd. Class A	1,752,830	3,077
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	2,446,400	3,074
	Leo Group Co. Ltd. Class A	6,326,000	3,073
	DHC Software Co. Ltd. Class A	2,681,200	3,070
	Shanghai Bailian Group Co. Ltd. Class B	3,480,464	3,061
	Wisdom Education International Holdings Co. Ltd.	6,367,508	3,053
	China Galaxy Securities Co. Ltd. Class A	1,843,500	3,051
	Jiangsu Shagang Co. Ltd. Class A	2,024,100	3,044
	Huafa Industrial Co. Ltd. Zhuhai Class A	3,082,200	3,030
	Anhui Expressway Co. Ltd. Class A	3,490,233	3,027
	Shenzhen Megmeet Electrical Co. Ltd. Class A	558,225	3,024
	China Merchants Property Operation & Service Co. Ltd. Class A	998,400	2,988
	Huaxin Cement Co. Ltd. Class A	983,581	2,975
	Greenland Hong Kong Holdings Ltd.	10,096,771	2,970
	State Grid Information & Communication Co. Ltd. Class A	1,424,822	2,969
	Betta Pharmaceuticals Co. Ltd. Class A	149,200	2,968
*	Yunnan Aluminium Co. Ltd. Class A	2,552,700	2,967
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	6,585,797	2,964

		Shares	Market Value ($000)
	Beijing Originwater Technology Co. Ltd. Class A	2,655,100	2,963
	Hubei Dinglong Co. Ltd. Class A	874,900	2,963
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	3,261,275	2,959
	Quectel Wireless Solutions Co. Ltd. Class A	89,696	2,953
	Guangzhou Haige Communications Group Inc. Co. Class A	2,057,959	2,949
	Guangshen Railway Co. Ltd. Class H	16,281,220	2,935
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	2,445,100	2,914
	5I5J Holding Group Co. Ltd. Class A	4,985,381	2,908
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	320,181	2,907
	Beijing E-Hualu Information Technology Co. Ltd. Class A	686,923	2,906
	Dong-E-E-Jiao Co. Ltd. Class A	575,380	2,905
	Chaowei Power Holdings Ltd.	6,846,936	2,904
	Shenzhen Airport Co. Ltd. Class A	2,393,400	2,893
	Suofeiya Home Collection Co. Ltd. Class A	590,200	2,892
	Edifier Technology Co. Ltd. Class A	1,492,900	2,891
	Consun Pharmaceutical Group Ltd.	7,040,920	2,887
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,176,313	2,884
	Hainan Poly Pharm Co. Ltd. Class A	424,076	2,879
	Bank of Chengdu Co. Ltd. Class A	1,785,227	2,872
	China Shineway Pharmaceutical Group Ltd.	4,055,625	2,867
*	Fantasia Holdings Group Co. Ltd.	19,608,904	2,866
	China Dive Corp. Ltd. Class A	264,536	2,864
*	Guanghui Energy Co. Ltd. Class A	7,591,400	2,861
*	Yunnan Tin Co. Ltd. Class A	1,505,773	2,854
	Huagong Tech Co. Ltd. Class A	808,500	2,840
*,1	CSSC Offshore & Marine Engineering Group Co. Ltd. Class H	2,651,207	2,836
	Huaan Securities Co. Ltd. Class A	2,727,600	2,830
	Beijing North Star Co. Ltd. Class A	8,484,081	2,827
	Grandjoy Holdings Group Co. Ltd. Class A	4,543,046	2,826
*	Beijing Shougang Co. Ltd. Class A	4,781,295	2,809
	Hongta Securities Co. Ltd. Class A	1,215,503	2,804
	Xinfengming Group Co. Ltd. Class A	997,669	2,803
	Chengtun Mining Group Co. Ltd. Class A	2,454,000	2,797
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,269,450	2,785
*	Zhongtian Financial Group Co. Ltd. Class A	6,685,800	2,782
	Sinoma International Engineering Co. Class A	2,078,800	2,771
	Sichuan Yahua Industrial Group Co. Ltd. Class A	817,500	2,767
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	907,800	2,765
	Liaoning Port Co. Ltd. Class A	9,410,065	2,762
	Beijing Capital Development Co. Ltd. Class A	3,145,413	2,761
	TangShan Port Group Co. Ltd. Class A	7,730,700	2,760
	China National Accord Medicines Corp. Ltd. Class B	998,169	2,758
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	404,700	2,752
	Shandong Chenming Paper Holdings Ltd. Class H	4,696,906	2,749
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	1,696,283	2,744
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	2,224,000	2,743

		Shares	Market Value ($000)
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A	1,227,358	2,742
	MLS Co. Ltd. Class A	1,108,765	2,727
*	Markor International Home Furnishings Co. Ltd. Class A	3,208,900	2,718
	Xiamen International Airport Co. Ltd. Class A	1,077,358	2,717
	Datang International Power Generation Co. Ltd. Class A	7,885,711	2,715
	Guangxi Guiguan Electric Power Co. Ltd. Class A	3,878,484	2,715
	Tianjin Guangyu Development Co. Ltd. Class A	3,178,190	2,714
	BBMG Corp. Class A	6,452,291	2,712
	Blue Sail Medical Co. Ltd. Class A	721,503	2,710
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,734,696	2,709
*	China Tianying Inc. Class A	4,535,600	2,703
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	660,800	2,703
	Xiamen C & D Inc. Class A	2,261,300	2,699
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	4,166,400	2,697
	Xingda International Holdings Ltd.	9,802,131	2,691
	Yintai Gold Co. Ltd. Class A	2,197,300	2,691
*	Zhejiang Kaishan Compressor Co. Ltd. Class A	1,262,949	2,686
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	1,192,737	2,658
	Beijing Thunisoft Corp. Ltd. Class A	878,073	2,657
	B-Soft Co. Ltd. Class A	1,350,150	2,642
*	Ourpalm Co. Ltd. Class A	3,064,175	2,626
	Red Star Macalline Group Corp. Ltd. Class A	1,755,964	2,623
*	Sinofert Holdings Ltd.	21,865,406	2,612
	Monalisa Group Co. Ltd. Class A	536,185	2,608
	China Eastern Airlines Corp. Ltd. Class A	3,678,100	2,604
	BGI Genomics Co. Ltd. Class A	121,290	2,602
*	GCL System Integration Technology Co. Ltd. Class A	4,163,400	2,601
	Zhejiang Hailiang Co. Ltd. Class A	2,070,200	2,600
*,1	Fullshare Holdings Ltd.	135,004,894	2,594
	Valiant Co. Ltd. Class A	775,900	2,592
	Shanghai Jin Jiang Capital Co. Ltd. Class H	15,582,192	2,588
[2]	China Everbright Greentech Ltd.	6,032,810	2,585
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	1,482,954	2,575
*	Harbin Electric Co. Ltd. Class H	9,142,912	2,563
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	965,868	2,563
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,174,981	2,555
*,1,2	Ascletis Pharma Inc.	7,096,680	2,555
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	399,500	2,554
	GRG Banking Equipment Co. Ltd. Class A	1,835,243	2,550
	Henan Shenhuo Coal & Power Co. Ltd. Class A	2,529,200	2,550
	Do-Fluoride Chemicals Co. Ltd. Class A	683,200	2,540
[1]	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	940,293	2,534
*	Sinopec Oilfield Service Corp. Class H	32,836,450	2,533
	Changsha Jingjia Microelectronics Co. Ltd. Class A	224,187	2,532
	Ming Yang Smart Energy Group Ltd. Class A	808,900	2,518
	East Group Co. Ltd. Class A	2,443,600	2,517

		Shares	Market Value ($000)
[1]	Hebei Construction Group Corp. Ltd. Class H	6,016,359	2,513
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	352,446	2,511
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	1,087,882	2,507
	Shanghai Haixin Group Co. Class B	7,509,733	2,489
*	Central China Securities Co. Ltd. Class H	12,225,233	2,485
	Opple Lighting Co. Ltd. Class A	522,256	2,484
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	1,210,050	2,481
*	Ingenic Semiconductor Co. Ltd. Class A	236,446	2,478
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	1,404,587	2,473
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	1,795,304	2,465
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	871,819	2,460
	Harbin Boshi Automation Co. Ltd. Class A	1,241,125	2,456
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	7,357,725	2,446
	Cinda Real Estate Co. Ltd. Class A	4,212,701	2,445
	Shanghai Construction Group Co. Ltd. Class A	5,455,600	2,444
	Haohua Chemical Science & Technology Co. Ltd. Class A	742,000	2,431
	Newland Digital Technology Co. Ltd. Class A	1,209,697	2,423
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	1,205,800	2,422
	China Zheshang Bank Co. Ltd. Class A	3,975,400	2,422
	Ninestar Corp. Class A	580,114	2,407
	Maccura Biotechnology Co. Ltd. Class A	342,415	2,397
	Hoshine Silicon Industry Co. Ltd. Class A	350,480	2,396
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	2,843,016	2,396
	Chow Tai Seng Jewellery Co. Ltd. Class A	495,834	2,395
*	Fangda Special Steel Technology Co. Ltd. Class A	2,439,739	2,393
	China TransInfo Technology Co. Ltd. Class A	872,100	2,391
	Avic Heavy Machinery Co. Ltd. Class A	799,900	2,389
	Luxi Chemical Group Co. Ltd. Class A	1,301,100	2,386
	Wuhu Token Science Co. Ltd. Class A	2,055,228	2,384
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	1,571,500	2,373
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,394,600	2,371
	Shenzhen Jinjia Group Co. Ltd. Class A	1,579,368	2,370
	China Minmetals Rare Earth Co. Ltd. Class A	819,500	2,367
*,1	Hanergy Thin Film Power Group Ltd.	84,704,000	2,360
	ORG Technology Co. Ltd. Class A	3,515,500	2,356
	IKD Co. Ltd. Class A	1,057,868	2,355
	China Aerospace Times Electronics Co. Ltd. Class A	2,284,200	2,348
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	2,817,800	2,347
	Bestsun Energy Co. Ltd. Class A	2,893,580	2,344
	CPMC Holdings Ltd.	4,640,632	2,338
	Shanxi Coking Co. Ltd. Class A	2,412,978	2,337
	Beijing Capital Co. Ltd. Class A	5,359,090	2,335
	Zheshang Securities Co. Ltd. Class A	1,144,947	2,334
	China Fangda Group Co. Ltd. Class B	6,247,740	2,332
*	Guosheng Financial Holding Inc. Class A	1,571,600	2,332
	Grandblue Environment Co. Ltd. Class A	716,936	2,331
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,699,592	2,316
	Huabao Flavours & Fragrances Co. Ltd. Class A	312,644	2,309

		Shares	Market Value ($000)
	KingClean Electric Co. Ltd. Class A	522,371	2,303
	Shennan Circuits Co. Ltd. Class A	139,154	2,297
	Bethel Automotive Safety Systems Co. Ltd. Class A	438,900	2,293
*	First Tractor Co. Ltd. Class H	4,631,089	2,292
*	Chongqing Iron & Steel Co. Ltd. Class A	10,602,174	2,291
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	364,543	2,290
*	Shandong Airlines Co. Ltd. Class B	3,000,895	2,282
	IReader Technology Co. Ltd. Class A	400,200	2,271
	Guangdong South New Media Co. Ltd. Class A	222,495	2,271
	China Baoan Group Co. Ltd. Class A	2,146,264	2,270
	Sinotrans Ltd. Class A	3,819,621	2,264
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,507,580	2,260
	INESA Intelligent Tech Inc. Class B	5,100,446	2,259
	Oceanwide Holdings Co. Ltd. Class A	4,993,346	2,259
*,3	China Huiyuan Juice Group Ltd.	8,667,863	2,258
	China World Trade Center Co. Ltd. Class A	1,228,300	2,254
	Fujian Funeng Co. Ltd. Class A	1,881,042	2,249
	Beijing Cisri-Gaona Materials & Technology Co. Ltd. Class A	491,800	2,245
*,1	Colour Life Services Group Co. Ltd.	5,138,206	2,226
	Wuxi Taiji Industry Co. Ltd. Class A	1,773,100	2,225
*	Kama Co. Ltd. Class B	5,446,061	2,222
*	Shaanxi Construction Machinery Co. Ltd. Class A	1,375,900	2,222
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	7,362,505	2,215
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	3,947,400	2,206
	Anhui Kouzi Distillery Co. Ltd. Class A	223,300	2,203
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	381,731	2,197
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	6,181,776	2,195
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,899,000	2,190
	CSG Holding Co. Ltd. Class A	2,154,032	2,190
	Leyard Optoelectronic Co. Ltd. Class A	2,238,600	2,177
	Jizhong Energy Resources Co. Ltd. Class A	4,360,176	2,174
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	1,438,600	2,174
	Shanghai Tunnel Engineering Co. Ltd. Class A	2,706,220	2,165
	Longshine Technology Group Co. Ltd. Class A	1,048,056	2,156
*	Shenzhen Infogem Technologies Co. Ltd. Class A	897,300	2,153
	Rongan Property Co. Ltd. Class A	5,189,100	2,152
	Yunda Holding Co. Ltd. Class A	822,102	2,150
*	Tech-Bank Food Co. Ltd. Class A	969,800	2,135
*	Lier Chemical Co. Ltd. Class A	548,302	2,135
[1,2]	Everbright Securities Co. Ltd. Class H	2,417,597	2,133
	Toly Bread Co. Ltd. Class A	247,525	2,133
	Victory Giant Technology Huizhou Co. Ltd. Class A	647,900	2,130
	Accelink Technologies Co. Ltd. Class A	533,400	2,128
	Beibuwan Port Co. Ltd. Class A	1,547,140	2,126
	Wolong Electric Group Co. Ltd. Class A	1,117,700	2,122
	Tangshan Jidong Cement Co. Ltd. Class A	1,013,400	2,121
*	Guangdong HEC Technology Holding Co. Ltd. Class A	2,929,367	2,100

		Shares	Market Value ($000)
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	177,795	2,097
*	Polaris Bay Group Co. Ltd. Class A	1,260,500	2,096
	Inner Mongolia First Machinery Group Co. Ltd. Class A	1,269,646	2,093
	China International Marine Containers Group Co. Ltd. Class A	925,600	2,091
	Wanxiang Qianchao Co. Ltd. Class A	2,894,930	2,076
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	2,630,696	2,075
	Jinduicheng Molybdenum Co. Ltd. Class A	2,422,500	2,071
	Jiangxi Bank Co. Ltd. Class H	5,022,382	2,067
	Shanghai Huayi Group Co. Ltd. Class B	4,479,735	2,065
	YanTai Shuangta Food Co. Ltd. Class A	1,114,400	2,062
*	Siasun Robot & Automation Co. Ltd. Class A	1,116,040	2,048
	China CYTS Tours Holding Co. Ltd. Class A	1,332,630	2,047
	Sichuan Expressway Co. Ltd. Class H	8,983,904	2,046
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	538,862	2,045
	Shandong Hi-speed Co. Ltd. Class A	2,391,900	2,044
	CGN Nuclear Technology Development Co. Ltd. Class A	1,314,728	2,039
	Digital China Group Co. Ltd. Class A	743,500	2,031
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,902,400	2,029
	Hebei Chengde Lolo Co. Class A	2,067,568	2,028
*	Gree Real Estate Co. Ltd. Class A	2,252,569	2,027
	Shenzhen Gas Corp. Ltd. Class A	2,087,100	2,026
	AECC Aero-Engine Control Co. Ltd. Class A	624,100	2,023
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,592,800	2,022
	Dazhong Transportation Group Co. Ltd. Class A	3,833,170	2,020
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	2,729,000	2,017
	Beijing Strong Biotechnologies Inc. Class A	631,900	2,016
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	691,425	2,016
	Eastern Communications Co. Ltd. Class B	4,633,259	2,012
	YaGuang Technology Group Co. Ltd. Class A	1,311,300	2,012
	Chongqing Department Store Co. Ltd. Class A	477,000	2,011
	Haisco Pharmaceutical Group Co. Ltd. Class A	752,163	2,008
*,1,3	National Agricultural Holdings Ltd.	13,075,708	2,007
	Xiamen Intretech Inc. Class A	187,800	2,000
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	1,006,570	1,988
	Chengdu Xingrong Environment Co. Ltd. Class A	2,830,200	1,985
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	2,331,800	1,984
	Taiji Computer Corp. Ltd. Class A	542,591	1,982
	Shanghai Environment Group Co. Ltd. Class A	1,166,955	1,971
	Qingdao Port International Co. Ltd. Class A	1,940,620	1,966
	Xinjiang Tianshan Cement Co. Ltd. Class A	871,200	1,962
	Wuhan Jingce Electronic Group Co. Ltd. Class A	223,361	1,951
	Shanghai Industrial Urban Development Group Ltd.	20,456,093	1,948
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	914,200	1,948
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	264,700	1,945
	Wangsu Science & Technology Co. Ltd. Class A	2,090,700	1,935
	CQ Pharmaceutical Holding Co. Ltd. Class A	2,534,401	1,935

		Shares	Market Value ($000)
	Henan Yuguang Gold & Lead Co. Ltd. Class A	2,220,000	1,934
*	Inspur International Ltd.	7,694,604	1,931
	China Meheco Co. Ltd. Class A	922,364	1,930
	Shenzhen Tagen Group Co. Ltd. Class A	2,271,945	1,929
	Sansteel Minguang Co. Ltd. Fujian Class A	1,971,200	1,929
	Xiamen Meiya Pico Information Co. Ltd. Class A	660,620	1,918
	Jiajiayue Group Co. Ltd. Class A	610,605	1,918
	Zhongyuan Environment-Protection Co. Ltd. Class A (XSEC)	2,033,000	1,916
	Yusys Technologies Co. Ltd. Class A	402,700	1,911
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	2,763,268	1,909
	Fujian Torch Electron Technology Co. Ltd. Class A	191,300	1,907
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	4,510,300	1,901
	Sieyuan Electric Co. Ltd. Class A	589,900	1,899
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	5,766,530	1,897
	Sichuan Expressway Co. Ltd. Class A	4,169,792	1,888
	Hangjin Technology Co. Ltd. Class A	581,800	1,888
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	1,047,900	1,883
*	Jilin Electric Power Co. Ltd. Class A	2,994,700	1,877
	Zhefu Holding Group Co. Ltd. Class A	2,551,650	1,876
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	694,381	1,864
	China Publishing & Media Co. Ltd. Class A (XSSC)	1,983,840	1,862
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	3,029,791	1,857
*	Chengzhi Co. Ltd. Class A	1,133,107	1,857
	Huapont Life Sciences Co. Ltd. Class A	2,507,000	1,851
	Lu Thai Textile Co. Ltd. Class B	3,781,645	1,842
	Luenmei Quantum Co. Ltd. Class A	1,228,970	1,839
	Caitong Securities Co. Ltd. Class A	1,083,100	1,829
	Shanghai Highly Group Co. Ltd. Class B	3,628,474	1,827
	Dongjiang Environmental Co. Ltd. Class A	1,606,081	1,822
	Shenzhen Desay Battery Technology Co. Class A	173,900	1,819
*	Berry Genomics Co. Ltd. Class A	359,350	1,813
	Beijing Global Safety Technology Co. Ltd. Class A	441,303	1,813
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	2,091,252	1,812
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	2,756,874	1,809
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	8,841,200	1,801
[2]	Impro Precision Industries Ltd.	4,434,727	1,799
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	3,426,679	1,798
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	704,700	1,798
*	Yantai Tayho Advanced Materials Co. Ltd. Class A	702,000	1,796
*	Zhejiang Jinke Culture Industry Co. Ltd. Class A	3,069,749	1,796
	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	1,486,936	1,794
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	400,860	1,793

		Shares	Market Value ($000)
	Guangzhou Automobile Group Co. Ltd. Class A	1,105,540	1,792
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,379,500	1,791
	Zhejiang Runtu Co. Ltd. Class A	1,186,412	1,787
*	ChemPartner PharmaTech Co. Ltd. Class A	910,146	1,784
	Sai Micro Electronics Inc. Class A	521,574	1,784
	Wasion Holdings Ltd.	5,841,682	1,781
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	890,000	1,780
	Shenzhen World Union Group Inc. Class A	2,833,280	1,778
	Shandong Denghai Seeds Co. Ltd. Class A	622,300	1,778
*	Focused Photonics Hangzhou Inc. Class A	857,962	1,770
	Dashang Co. Ltd. Class A	632,143	1,768
	Jiuzhitang Co. Ltd. Class A	1,487,501	1,768
	Zhejiang Medicine Co. Ltd. Class A	841,500	1,768
	Offshore Oil Engineering Co. Ltd. Class A	2,707,600	1,766
	China Merchants Land Ltd.	12,268,105	1,765
*	Montnets Cloud Technology Group Co. Ltd. Class A	738,900	1,761
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	845,509	1,758
	Guangshen Railway Co. Ltd. Class A	5,495,100	1,758
	Sichuan Road & Bridge Co. Ltd. Class A	2,447,650	1,758
	Suzhou TFC Optical Communication Co. Ltd. Class A	232,102	1,757
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	410,384	1,756
	NSFOCUS Technologies Group Co. Ltd. Class A	830,084	1,738
	Fujian Star-net Communication Co. Ltd. Class A	529,433	1,737
	Shenzhen Sunline Tech Co. Ltd. Class A	694,400	1,735
	Anhui Xinhua Media Co. Ltd. Class A	2,354,272	1,731
	Zhejiang Hangmin Co. Ltd. Class A	2,010,733	1,730
*	Visionox Technology Inc. Class A	1,176,672	1,727
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,422,130	1,723
	Shanghai AJ Group Co. Ltd. Class A	1,631,100	1,723
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	589,716	1,717
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	596,200	1,712
	Hangzhou Shunwang Technology Co. Ltd. Class A	685,400	1,710
	Lao Feng Xiang Co. Ltd. Class A	242,628	1,710
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,715,377	1,707
	Bank of Zhengzhou Co. Ltd. Class A	2,918,849	1,704
	Central China Real Estate Ltd.	4,088,631	1,702
	Beijing Tongtech Co. Ltd. Class A	266,514	1,699
	Westone Information Industry Inc. Class A	648,989	1,698
	CNOOC Energy Technology & Services Ltd. Class A	4,880,800	1,688
	Sichuan Languang Development Co. Ltd. Class A	2,584,600	1,682
	Liaoning Wellhope Agri-Tech JSC Ltd. Class A	921,083	1,666
	PCI-Suntek Technology Co. Ltd. Class A	1,547,000	1,660
	Bluestar Adisseo Co. Class A	845,412	1,660
	Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A	1,901,839	1,660
	Biem.L.Fdlkk Garment Co. Ltd. Class A	663,840	1,659

		Shares	Market Value ($000)
	Sunflower Pharmaceutical Group Co. Ltd. Class A	828,295	1,654
	CGN Power Co. Ltd. Class A	3,900,400	1,651
	Jiangsu Expressway Co. Ltd. Class A	1,185,473	1,650
	Zhejiang Crystal-Optech Co. Ltd. Class A	1,000,383	1,649
	Xi'an Triangle Defense Co. Ltd. Class A	327,000	1,648
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	951,400	1,647
	Sichuan Shuangma Cement Co. Ltd. Class A	804,800	1,642
*	Myhome Real Estate Development Group Co. Ltd. Class A	5,710,105	1,633
	Henan Zhongyuan Expressway Co. Ltd. Class A	3,416,840	1,630
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	1,749,244	1,628
	Inspur Software Co. Ltd. Class A	748,942	1,615
	Better Life Commercial Chain Share Co. Ltd. Class A	1,359,500	1,612
	STO Express Co. Ltd. Class A	1,144,747	1,607
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	467,994	1,605
	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A	503,777	1,578
	Beijing Sanju Environmental Protection & New Material Co. Ltd. Class A	1,671,161	1,573
	China National Accord Medicines Corp. Ltd. Class A	264,918	1,570
*	Tus Environmental Science & Technology Development Co. Ltd. Class A	1,808,193	1,569
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	1,022,980	1,567
*	Sinopec Oilfield Service Corp. Class A	5,612,900	1,561
	Qingling Motors Co. Ltd. Class H	7,706,582	1,559
	Shanghai AtHub Co. Ltd. Class A	195,836	1,553
*	Hytera Communications Corp. Ltd. Class A	1,706,400	1,550
	Beijing GeoEnviron Engineering & Technology Inc. Class A	806,197	1,548
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	1,177,773	1,546
	Xiamen Xiangyu Co. Ltd. Class A	1,911,701	1,544
	Konka Group Co. Ltd. Class A	1,541,100	1,536
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,838,700	1,535
	Xinhuanet Co. Ltd. Class A	518,735	1,526
	Nanjing Securities Co. Ltd. Class A	932,900	1,525
	Visual China Group Co. Ltd. Class A	722,800	1,522
*	CMST Development Co. Ltd. Class A	2,213,406	1,517
	Qinhuangdao Port Co. Ltd. Class A	3,731,200	1,494
	Hexing Electrical Co. Ltd. Class A	756,120	1,491
	North Huajin Chemical Industries Co. Ltd. Class A	1,783,900	1,488
*,1	China ZhengTong Auto Services Holdings Ltd.	15,231,967	1,486
	Beijing Forever Technology Co. Ltd. Class A	1,005,200	1,480
	Beijing SL Pharmaceutical Co. Ltd. Class A	1,124,300	1,477
	Wuhan Department Store Group Co. Ltd. Class A	919,300	1,474
	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	1,008,100	1,472
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	1,273,100	1,472
	Amoy Diagnostics Co. Ltd. Class A	127,650	1,469
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,425,524	1,465

		Shares	Market Value ($000)
	KPC Pharmaceuticals Inc. Class A	1,130,300	1,463
*	Shang Gong Group Co. Ltd. Class B	4,178,362	1,462
	Zhejiang Wanliyang Co. Ltd. Class A	1,278,525	1,459
	China Publishing & Media Co. Ltd. Class A (XSHG)	1,550,950	1,456
	CCS Supply Chain Management Co. Ltd. Class A	1,943,924	1,444
	Hunan Aihua Group Co. Ltd. Class A	392,897	1,443
*	Zhejiang Narada Power Source Co. Ltd. Class A	771,800	1,442
	Riyue Heavy Industry Co. Ltd. Class A	233,178	1,439
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	178,240	1,438
	DBG Technology Co. Ltd. Class A	748,242	1,438
	SGIS Songshan Co. Ltd. Class A	2,336,400	1,433
	Hangxiao Steel Structure Co. Ltd. Class A	2,530,640	1,433
	Goldcard Smart Group Co. Ltd.	851,537	1,431
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	909,300	1,428
	Nanjing Iron & Steel Co. Ltd. Class A	3,025,346	1,420
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	1,685,063	1,419
	Xuji Electric Co. Ltd. Class A	704,600	1,418
	Shenzhen Tellus Holding Co. Ltd. Class A	604,735	1,418
	Guangdong Tapai Group Co. Ltd. Class A	803,509	1,412
	ADAMA Ltd. Class A	1,082,988	1,405
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	3,989,000	1,401
	Angang Steel Co. Ltd. Class A	3,158,750	1,400
	Shandong New Beiyang Information Technology Co. Ltd. Class A	897,900	1,399
	Jiangling Motors Corp. Ltd. Class A	501,178	1,394
	Eoptolink Technology Inc. Ltd. Class A (XSHE)	165,620	1,393
*	GDS Holdings Ltd. Class A	108,270	1,391
	Changchun Faway Automobile Components Co. Ltd. Class A	1,034,850	1,387
	Camel Group Co. Ltd. Class A	1,012,512	1,387
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,992,503	1,387
	Liuzhou Iron & Steel Co. Ltd. Class A	1,607,961	1,381
	Dongjiang Environmental Co. Ltd. Class H	2,159,646	1,378
	Bank of Qingdao Co. Ltd. Class A	1,777,072	1,378
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	604,500	1,377
	Jiangsu Guotai International Group Co. Ltd. Class A	1,469,884	1,372
*	Shandong Xinchao Energy Corp. Ltd. Class A	6,321,900	1,368
	China Oilfield Services Ltd. Class A	608,800	1,368
	Huafu Fashion Co. Ltd. Class A	2,169,524	1,366
	Shenzhen Yinghe Technology Co. Ltd. Class A	435,974	1,366
	Anhui Construction Engineering Group Co. Ltd. Class A	2,456,887	1,364
	Ningbo Huaxiang Electronic Co. Ltd. Class A	576,200	1,358
*	Suzhou Anjie Technology Co. Ltd. Class A	559,721	1,357
	Sino-Platinum Metals Co. Ltd. Class A	408,200	1,357
*,3	China Fiber Optic Network System Group Ltd.	14,959,600	1,351
	YGSOFT Inc. Class A	1,107,051	1,349
	Guizhou Gas Group Corp. Ltd. Class A	922,760	1,346
	CSSC Science & Technology Co. Ltd. Class A	759,200	1,345

		Shares	Market Value ($000)
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	853,013	1,342
*	Beijing Ultrapower Software Co. Ltd. Class A	1,986,700	1,341
	Beijing SuperMap Software Co. Ltd. Class A	536,002	1,337
	Shanghai Industrial Development Co. Ltd. Class A	1,905,100	1,334
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	1,381,020	1,332
	LianChuang Electronic Technology Co. Ltd. Class A	864,409	1,331
	Shenzhen Kinwong Electronic Co. Ltd. Class A	327,260	1,330
	Hainan Strait Shipping Co. Ltd. Class A	1,096,201	1,326
	Sichuan Haite High-tech Co. Ltd. Class A	723,100	1,324
	Shanxi Blue Flame Holding Co. Ltd. Class A	1,481,143	1,320
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,779,400	1,318
*	Zhejiang Yongtai Technology Co. Ltd. Class A	913,364	1,313
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	1,223,200	1,312
	China Railway Tielong Container Logistics Co. Ltd. Class A	1,656,230	1,310
	Anhui Korrun Co. Ltd. Class A	387,100	1,310
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	2,974,869	1,309
	Shenzhen SDG Information Co. Ltd. Class A	1,134,940	1,308
	Shenzhen Anche Technologies Co. Ltd. Class A	233,410	1,308
	Shanghai Kinetic Medical Co. Ltd. Class A	676,000	1,307
	Beijing North Star Co. Ltd. Class H	7,104,389	1,296
	Luoniushan Co. Ltd. Class A	1,024,800	1,295
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	675,400	1,294
	Aerospace Hi-Tech Holdings Grp Ltd. Class A	908,584	1,293
	Shenzhen Agricultural Products Group Co. Ltd. Class A	1,482,400	1,290
	Shanghai Belling Co. Ltd. Class A	596,900	1,282
*	CITIC Guoan Information Industry Co. Ltd. Class A	3,846,200	1,275
	Dare Power Dekor Home Co. Ltd. Class A	659,266	1,275
	Sunward Intelligent Equipment Co. Ltd. Class A	1,073,708	1,271
*,3	CT Environmental Group Ltd.	28,987,223	1,271
	Shanghai Maling Aquarius Co. Ltd. Class A	919,100	1,270
	Juneyao Airlines Co. Ltd. Class A	757,030	1,267
	China Merchants Port Group Co. Ltd. Class A	581,974	1,266
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	926,479	1,266
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	439,117	1,259
	China Aluminum International Engineering Corp. Ltd. Class A	2,579,200	1,258
	Xiamen ITG Group Corp. Ltd. Class A	1,327,000	1,257
	Genimous Technology Co. Ltd. Class A	1,608,140	1,256
	Digital China Information Service Co. Ltd. Class A	588,702	1,248
	Grinm Advanced Materials Co. Ltd. Class A	676,800	1,242
	Eternal Asia Supply Chain Management Ltd. Class A	2,012,797	1,240
*	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	576,391	1,239
	GCI Science & Technology Co. Ltd. Class A	593,000	1,234
	Loncin Motor Co. Ltd. Class A	2,636,049	1,232

		Shares	Market Value ($000)
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,304,200	1,230
*	Guocheng Mining Co. Ltd. Class A	935,164	1,229
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	836,700	1,225
	Guangxi Wuzhou Communications Co. Ltd. Class A (XSSC)	2,434,280	1,218
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	1,705,200	1,216
	Long Yuan Construction Group Co. Ltd. Class A	1,547,300	1,214
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	1,483,786	1,212
	Maoye Commercial Co. Ltd. Class A	2,306,770	1,210
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	985,400	1,208
	Tian Di Science & Technology Co. Ltd. Class A	2,695,445	1,207
	Gansu Qilianshan Cement Group Co. Ltd. Class A	622,200	1,204
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	329,500	1,203
*	Bengang Steel Plates Co. Ltd. Class B	6,857,419	1,202
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	444,716	1,199
	Sonoscape Medical Corp. Class A	380,861	1,198
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	601,800	1,198
	Holitech Technology Co. Ltd. Class A	2,159,500	1,196
	Lakala Payment Co. Ltd. Class A	269,300	1,191
	Maanshan Iron & Steel Co. Ltd. Class A	3,004,861	1,184
	Sino Wealth Electronic Ltd. Class A	203,063	1,184
*	Realcan Pharmaceutical Group Co. Ltd. Class A	1,647,300	1,183
	Tianjin Port Development Holdings Ltd.	15,196,371	1,174
	Renhe Pharmacy Co. Ltd. Class A	1,354,500	1,172
	Gansu Shangfeng Cement Co. Ltd. Class A	435,200	1,164
*	Global Top E-Commerce Co. Ltd. Class A	1,788,800	1,158
	Air China Ltd. Class A	1,040,700	1,156
	COFCO Capital Holdings Co. Ltd. Class A (XSEC)	888,084	1,154
	Fujian Longking Co. Ltd. Class A	861,393	1,146
	Shenzhen FRD Science & Technology Co. Ltd.	418,601	1,146
	China CAMC Engineering Co. Ltd. Class A	1,140,800	1,140
*	Tahoe Group Co. Ltd. Class A	2,755,045	1,136
	Vatti Corp. Ltd. Class A	929,500	1,131
*	Hubei Kaile Science & Technology Co. Ltd. Class A	809,320	1,129
	Rainbow Digital Commercial Co. Ltd. Class A	1,000,592	1,125
	China High Speed Railway Technology Co. Ltd. Class A	2,937,113	1,125
	263 Network Communications Co. Ltd. Class A	1,289,026	1,122
	Zhejiang Communications Technology Co. Ltd.	1,434,601	1,121
	Youzu Interactive Co. Ltd. Class A	561,100	1,117
*	Zhejiang Jingu Co. Ltd. Class A	916,512	1,109
*	Huazhu Group Ltd. (XHKG)	22,975	1,099
*	Hand Enterprise Solutions Co. Ltd. Class A	1,033,200	1,096
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,150,000	1,096
	Guangxi Liugong Machinery Co. Ltd. Class A	942,500	1,095
	Qingdao Rural Commercial Bank Corp. Class A	1,564,725	1,095
	Risen Energy Co. Ltd. Class A	293,759	1,092
	Greattown Holdings Ltd. Class A	1,908,900	1,089

		Shares	Market Value ($000)
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	800,952	1,080
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	1,850,200	1,076
	Konfoong Materials International Co. Ltd. Class A	150,800	1,065
	Foran Energy Group Co. Ltd. Class A	452,463	1,064
*	Doushen Beijing Education & Technology Inc. Class A	738,495	1,060
	Sumavision Technologies Co. Ltd. Class A	1,780,100	1,059
	Chengdu Hongqi Chain Co. Ltd. Class A	1,167,833	1,055
	Unilumin Group Co. Ltd. Class A	842,477	1,049
	Beijing VRV Software Corp. Ltd. Class A	1,480,500	1,046
*	Beijing Jetsen Technology Co. Ltd. Class A	2,250,400	1,044
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	465,800	1,041
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,814,200	1,038
	MYS Group Co. Ltd. Class A	1,903,600	1,037
	Canny Elevator Co. Ltd. Class A	694,100	1,037
	Zhejiang Semir Garment Co. Ltd. Class A	778,119	1,034
*	Alpha Group Class A	1,216,000	1,030
	Hunan Gold Corp. Ltd. Class A	855,220	1,029
	Transfar Zhilian Co. Ltd. Class A	1,103,868	1,026
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	3,813,421	1,024
	Guomai Technologies Inc. Class A	1,054,200	1,020
	Shengda Resources Co. Ltd. Class A	493,300	1,016
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	958,095	1,013
*	Goldenmax International Technology Ltd. Class A	858,300	1,012
*	Advanced Technology & Materials Co. Ltd. Class A	1,038,800	1,011
*	China Harzone Industry Corp. Ltd. Class A	769,875	1,003
	Chongqing Water Group Co. Ltd. Class A	1,287,900	1,001
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	3,867,235	999
	All Winner Technology Co. Ltd. Class A	224,700	994
	Shenzhen Gongjin Electronics Co. Ltd. Class A	725,900	988
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	777,800	986
	Shandong Humon Smelting Co. Ltd. Class A	497,500	981
	CTS International Logistics Corp. Ltd. Class A	562,460	974
	Shenzhen Das Intellitech Co. Ltd. Class A	1,870,500	970
*	Tibet Summit Resources Co. Ltd. Class A	573,840	962
	Shanghai Shenda Co. Ltd. Class A	1,780,668	954
	Baosheng Science & Technology Innovation Co. Ltd. Class A	1,507,280	952
*	Jiangsu Hoperun Software Co. Ltd. Class A	693,500	942
*	Shanghai Runda Medical Technology Co. Ltd. Class A	557,000	940
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	2,118,704	934
	Yotrio Group Co. Ltd. Class A	1,733,900	929
*	Grand Baoxin Auto Group Ltd.	8,798,970	929
	Fujian Aonong Biological Technology Group Inc. Ltd. Class A	445,341	923
[1]	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A (XSEC)	266,400	920

		Shares	Market Value ($000)
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	527,300	916
	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	1,201,600	915
	Beijing Watertek Information Technology Co. Ltd. Class A	1,738,600	910
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	668,600	904
	Henan Pinggao Electric Co. Ltd. Class A	916,335	904
	Tibet Tianlu Co. Ltd. Class A	913,904	902
*	Tongding Interconnection Information Co. Ltd. Class A	1,459,101	900
*	Zhongshan Broad Ocean Motor Co. Ltd. Class A	1,378,700	898
*	C&D Property Management Group Co. Ltd.	2,570,000	898
	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	376,840	897
	Chongqing Dima Industry Co. Ltd. Class A	2,361,340	894
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	572,200	887
	Jinyuan EP Co. Ltd. Class A	813,442	880
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	630,000	878
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	314,760	878
*	HY Energy Group Co. Ltd. Class A	930,868	873
	Skyworth Digital Co. Ltd. Class A	783,757	868
	Shenzhen Aisidi Co. Ltd. Class A	531,900	866
	Deppon Logistics Co. Ltd. Class A	375,100	858
[1]	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A (XSHE)	248,000	856
	Shinva Medical Instrument Co. Ltd. Class A	427,779	854
	Eoptolink Technology Inc. Ltd. Class A (XSEC)	101,560	854
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	574,900	852
	Shenzhen Sinovatio Technology Co. Ltd. Class A	115,769	846
	Wuhan DR Laser Technology Corp. Ltd. Class A	40,200	845
	Electric Connector Technology Co. Ltd. Class A	164,548	841
	Nanfang Zhongjin Environment Co. Ltd. Class A	1,967,300	840
	Tangrenshen Group Co. Ltd. Class A	685,400	839
	Fuan Pharmaceutical Group Co. Ltd. Class A	1,300,300	838
	JSTI Group Class A	980,380	837
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	163,100	832
	Hangzhou Century Co. Ltd. Class A	721,959	830
*	Macrolink Culturaltainment Development Co. Ltd. Class A	2,622,478	830
	Xinjiang Communications Construction Group Co. Ltd. Class A	527,000	828
	Aotecar New Energy Technology Co. Ltd. Class A	1,315,700	823
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	948,100	822
*	ZJBC Information Technology Co. Ltd. Class A	1,051,338	821
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	631,200	820
	Everbright Jiabao Co. Ltd. Class A	1,702,286	811
*	Nanjing Xinjiekou Department Store Co. Ltd. Class A	552,500	805
	Jiangxi Wannianqing Cement Co. Ltd. Class A	433,690	802

		Shares	Market Value ($000)
	Huizhou Speed Wireless Technology Co. Ltd. Class A	478,500	793
	FAWER Automotive Parts Co. Ltd. Class A	796,010	788
	Sino GeoPhysical Co. Ltd. Class A	295,662	788
	Shenzhen Center Power Tech Co. Ltd. Class A	258,020	788
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	453,700	786
	Western Region Gold Co. Ltd. Class A	372,200	756
*	Hainan Ruize New Building Material Co. Ltd. Class A	990,300	750
	Guorui Properties Ltd.	7,557,715	740
	Shandong Chenming Paper Holdings Ltd. Class A	659,200	736
	Chongqing Rural Commercial Bank Co. Ltd. Class A	1,135,600	728
	Tongyu Communication Inc. Class A	277,358	722
	China Bester Group Telecom Co. Ltd. Class A	397,200	720
	Misho Ecology & Landscape Co. Ltd. Class A	874,300	719
*	Wutong Holding Group Co. Ltd. Class A	1,377,500	710
	Jiangsu Huaxicun Co. Ltd. Class A	698,300	701
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	678,700	699
	Xinyu Iron & Steel Co. Ltd. Class A	1,086,200	681
	Fujian Green Pine Co. Ltd. Class A	250,700	678
	China West Construction Group Co. Ltd. Class A	529,077	674
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	763,200	669
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	524,300	650
*	Chongqing Iron & Steel Co. Ltd. Class H	6,603,201	646
	Shandong Minhe Animal Husbandry Co. Ltd. Class A	313,701	646
	Shandong Xiantan Co. Ltd. Class A (XSEC)	414,900	643
	Hangzhou Zhongheng Electric Co. Ltd. Class A	480,400	640
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	172,303	628
	Shanghai Diesel Engine Co. Ltd. Class B	1,409,765	627
*	CSG Smart Science&Technology Co. Ltd. Class A	459,300	620
	Qingdao Hanhe Cable Co. Ltd. Class A	1,110,930	620
	LingNan Eco&Culture-Tourism Co. Ltd. Class A	1,424,050	615
*	Easysight Supply Chain Management Co. Ltd. Class A	538,392	611
	Shanghai Pret Composites Co. Ltd. Class A	215,200	607
*	First Tractor Co. Ltd. Class A	422,600	606
*,3	Boshiwa International Holding Ltd.	2,777,000	602
*	HyUnion Holding Co. Ltd. Class A	726,300	601
*	Wuhan P&S Information Technology Co. Ltd. Class A	1,088,100	589
	Kunming Yunnei Power Co. Ltd. Class A	1,198,700	579
*	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	1,182,500	557
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A	235,200	556
	Anhui Genuine New Materials Co. Ltd. Class A	110,400	556
*	Northeast Pharmaceutical Group Co. Ltd. Class A	739,238	554
	Shandong Dawn Polymer Co. Ltd. Class A	150,000	544
*	Sou Yu Te Group Co. Ltd. Class A	1,700,800	542

		Shares	Market Value ($000)
	Shenzhen Expressway Co. Ltd. Class A	409,548	532
*,1,3	China Fishery Group Ltd.	9,033,000	517
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	34,600	505
	Hangzhou Dptech Technologies Co. Ltd. Class A	82,400	500
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	874,100	482
*	Bohai Leasing Co. Ltd. Class A	1,302,200	473
	Zhongyuan Environment-Protection Co. Ltd. Class A (XSHE)	498,566	470
*	Innuovo Technology Co. Ltd. Class A (XSHE)	566,700	460
*	Innuovo Technology Co. Ltd. Class A (XSEC)	560,200	455
	Sichuan Teway Food Group Co. Ltd. Class A	44,600	425
	Vats Liquor Chain Store Management JSC Ltd. Class A	106,200	409
	Shenzhen Leaguer Co. Ltd. Class A	263,400	406
	Shenzhen Kedali Industry Co. Ltd. Class A	32,700	383
	JL Mag Rare-Earth Co. Ltd. Class A	66,100	377
*	China Animal Healthcare Ltd.	4,917,000	342
	COFCO Biotechnology Co. Ltd. Class A	181,300	305
	Shandong Xiantan Co. Ltd. Class A (XSHE)	196,500	304
	Yanzhou Coal Mining Co. Ltd. Class A	218,100	293
*	Beijing Philisense Technology Co. Ltd. Class A	555,500	290
	Fibocom Wireless Inc. Class A	29,200	253
	Beijing Ctrowell Technology Corp. Ltd. Class A	167,300	253
	Feitian Technologies Co. Ltd. Class A	88,600	222
*,3	China Lumena New Materials Corp.	337,200	217
	Xi'an Tian He Defense Technology Co. Ltd. Class A	93,600	216
*,3	China Lumena New Materials Corp. Rights Exp. 03/24/2021	337,200	207
	Guangxi Wuzhou Communications Co. Ltd. Class A (XSHG)	350,600	175
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	60,201	172
	Double Medical Technology Inc. Class A	15,700	170
*	Shanghai Phichem Material Co. Ltd. Class A	74,460	169
	Chongqing Zaisheng Technology Corp. Ltd. Class A	89,400	158
[2]	Shandong Gold Mining Co. Ltd. Class H	59,300	124
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	98,500	115
*	Zai Lab Ltd.	537	85
[2]	Ganfeng Lithium Co. Ltd. Class H	3,600	50
	Zhongfu Information Inc. Class A	2,100	13
*	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	33,300	6
*,3	China Forestry Holdings Co. Ltd.	3,050,000	—
*,3	Legend Holdings Corp. Rights Exp. 06/30/2021	453,983	—
*,1,3	Midas Holdings Ltd.	16,595,800	—
*,2,3	Tianhe Chemicals Group Ltd.	20,635,827	—
*,1,3	China Huishan Dairy Holdings Co. Ltd.	45,054,011	—
*,3	Qunxing Paper Holdings Co. Ltd.	1,573,000	—
*,3	Trony Solar Holdings Co. Ltd.	1,562,000	—
			45,179,230
Colombia (0.1%)
	Bancolombia SA ADR	1,170,169	41,178
	Ecopetrol SA	71,166,561	40,479
	Interconexion Electrica SA ESP	5,429,995	35,084
	Bancolombia SA Preference Shares	2,929,131	25,869

		Shares	Market Value ($000)
	Grupo de Inversiones Suramericana SA	3,439,852	21,879
	Bancolombia SA	2,102,833	18,029
	Grupo Energia Bogota SA ESP	23,590,995	17,259
	Grupo Argos SA	4,268,639	15,907
	Grupo Aval Acciones y Valores SA Preference Shares	46,817,809	15,191
	Banco Davivienda SA Preference Shares	1,294,345	12,222
*	Corp. Financiera Colombiana SA	1,261,914	11,392
	Cementos Argos SA	6,795,831	11,120
	Grupo de Inversiones Suramericana SA Preference Shares	894,280	5,137
	Ecopetrol SA ADR	261,536	2,976
[1]	Grupo Aval Acciones y Valores SA ADR	242,964	1,557
			275,279
Czech Republic (0.0%)
	CEZ A/S	2,240,072	53,717
*	Komercni banka A/S	1,090,158	33,088
*,2	Moneta Money Bank A/S	7,710,142	26,180
	O2 Czech Republic A/S	744,820	8,744
	Philip Morris CR A/S	7,379	5,229
			126,958
Denmark (1.4%)
	Novo Nordisk A/S Class B	21,846,763	1,522,025
	Vestas Wind Systems A/S	2,718,152	583,635
[2]	Orsted A/S	2,561,409	486,481
	DSV PANALPINA A/S	2,727,818	425,609
*	Genmab A/S	804,143	320,165
	Coloplast A/S Class B	1,802,034	268,986
	Carlsberg A/S Class B	1,332,600	194,682
	AP Moller - Maersk A/S Class B	81,805	168,041
	Novozymes A/S Class B	2,767,988	166,131
*	Danske Bank A/S	8,951,224	152,385
	GN Store Nord A/S	1,776,376	135,330
*	Chr Hansen Holding A/S	1,399,662	126,626
	Pandora A/S	1,281,579	123,322
[1]	Ambu A/S Class B	2,293,170	107,991
	AP Moller - Maersk A/S Class A	54,599	102,985
	SimCorp A/S	552,117	71,463
	Royal Unibrew A/S	666,617	65,805
	Tryg A/S	1,949,771	60,658
*,1	Demant A/S	1,456,563	52,207
*	ISS A/S	2,535,760	43,550
*,2	Netcompany Group A/S	461,470	43,050
*	ALK-Abello A/S Class B	93,188	36,437
	Ringkjoebing Landbobank A/S	388,149	34,098
	ROCKWOOL International A/S Class B	89,791	33,874
*,1	Bavarian Nordic A/S	830,077	29,584
	H Lundbeck A/S	827,109	29,428
*	Jyske Bank A/S (Registered)	772,604	28,878
	Topdanmark A/S	591,239	27,300
*	FLSmidth & Co. A/S	700,380	24,479
*	NKT A/S	523,836	21,465
*	Dfds A/S	438,534	19,439
*,1	Zealand Pharma A/S	511,500	16,345
	Schouw & Co. A/S	162,398	16,340
*	Sydbank A/S	776,665	16,137
[2]	Scandinavian Tobacco Group A/S	887,629	16,071
	Alm Brand A/S	888,473	9,935

		Shares	Market Value ($000)
*	Spar Nord Bank A/S	1,003,602	9,149
*	Drilling Co. of 1972 A/S	302,257	8,275
*	Nilfisk Holding A/S	349,708	7,747
	D/S Norden A/S	345,034	6,160
			5,612,268
Egypt (0.0%)
	Commercial International Bank Egypt SAE	18,925,969	75,900
	Eastern Co. SAE	13,020,861	12,400
	Egypt Kuwait Holding Co. SAE	9,288,691	9,728
*	Egyptian Financial Group-Hermes Holding Co.	8,351,745	8,377
	ElSewedy Electric Co.	9,904,453	6,540
	Talaat Moustafa Group	12,006,753	5,692
	Six of October Development & Investment	2,932,414	2,935
	Telecom Egypt Co.	3,867,338	2,852
*	Palm Hills Developments SAE	22,964,478	2,290
	Oriental Weavers	4,962,658	2,257
	Medinet Nasr Housing	8,282,985	2,087
*	Pioneers Holding for Financial Investments SAE	5,178,231	1,644
	Heliopolis Housing	4,152,711	1,607
*	Alexandria Mineral Oils Co.	7,152,656	1,472
			135,781
Finland (0.8%)
	Kone OYJ Class B	5,244,638	412,465
	Neste OYJ	5,645,259	397,655
*	Nordea Bank Abp	45,780,934	371,653
*	Nokia OYJ	75,896,612	364,728
	Sampo OYJ Class A	6,839,274	287,534
	UPM-Kymmene OYJ	7,215,157	257,812
	Fortum OYJ	5,900,259	142,715
	Stora Enso OYJ	7,846,840	142,402
	Elisa OYJ	1,962,648	116,850
	Kesko OYJ Class B	3,700,617	96,093
	Metso Outotec OYJ	8,305,361	82,871
	Nokian Renkaat OYJ	1,879,628	68,823
	Wartsila OYJ Abp	6,629,165	64,980
	Orion OYJ Class B	1,409,282	64,660
	Huhtamaki OYJ	1,283,648	62,945
	Valmet OYJ	1,832,153	58,652
	Kojamo OYJ	2,668,695	56,872
	Konecranes OYJ Class A	1,005,096	36,547
	TietoEVRY OYJ (XHEL)	1,010,310	33,197
	Cargotec OYJ Class B	661,820	28,750
	Metsa Board OYJ	2,549,954	27,407
	Kemira OYJ	1,401,389	23,721
*	Outokumpu OYJ	4,309,407	20,065
	Neles OYJ	1,440,355	18,539
	Sanoma OYJ	940,826	18,018
	Uponor OYJ	674,683	15,854
	YIT OYJ	2,068,561	12,296
	TietoEVRY OYJ (XOSL)	322,882	10,564
[1]	Citycon OYJ	1,061,818	10,403
	Raisio OYJ	1,556,070	6,695
	Ahlstrom-Munksjo OYJ	294,312	6,357
*,1	Finnair OYJ	8,396,898	6,344
*	F-Secure OYJ	1,149,884	5,398
	Oriola OYJ Class B	1,477,049	3,630
			3,333,495

		Shares	Market Value ($000)
France (5.8%)
	LVMH Moet Hennessy Louis Vuitton SE	3,370,177	2,037,594
	Sanofi	14,729,593	1,385,293
	TOTAL SE	32,795,182	1,382,265
	Schneider Electric SE	7,126,147	1,042,989
*	L'Oreal SA Loyalty Shares	2,539,491	893,394
*	Air Liquide SA Loyalty Shares	4,886,128	799,112
*	Airbus SE	7,510,662	755,255
*	BNP Paribas SA	14,653,463	702,717
[1]	Kering SA	1,003,042	658,330
	Vinci SA	6,348,390	588,675
	AXA SA	25,966,815	575,278
	EssilorLuxottica SA	3,985,185	563,735
*	Safran SA	4,362,417	548,389
	Danone SA	8,111,490	539,403
	Pernod Ricard SA	2,796,368	527,009
	Hermes International	415,676	424,130
	Dassault Systemes SE	1,777,001	354,731
*	Engie SA	22,517,190	349,451
	STMicroelectronics NV (XPAR)	8,554,000	342,764
	Legrand SA	3,635,821	334,085
	Cie Generale des Etablissements Michelin SCA	2,378,727	327,807
	Vivendi SA	10,507,593	322,883
	Cie de Saint-Gobain	6,456,944	320,983
	Capgemini SE	2,136,909	308,807
	Orange SA	25,781,202	302,579
*,2	Worldline SA	3,231,281	273,140
	Teleperformance	789,447	258,214
*	Societe Generale SA	10,417,875	194,221
*	Alstom SA	3,407,813	184,770
	Veolia Environnement SA	6,884,264	183,453
	Edenred	3,351,017	181,504
	L'Oreal SA	510,995	179,768
*	Credit Agricole SA	15,596,147	176,519
	Air Liquide SA	1,045,437	170,978
*	Eurofins Scientific SE	1,655,650	158,921
	Publicis Groupe SA	2,961,319	153,262
	Sartorius Stedim Biotech	329,056	137,672
	Carrefour SA	7,858,998	133,269
*	Ubisoft Entertainment SA	1,275,434	127,523
	Thales SA	1,370,084	122,934
	Valeo SA	3,262,009	121,435
	Bouygues SA	2,855,418	112,023
*	Renault SA	2,494,596	106,092
	Gecina SA	737,116	104,725
	Suez SA	5,064,190	103,935
	Arkema SA	915,766	101,338
*	Bureau Veritas SA	3,837,321	100,690
*	Atos SE	1,283,590	98,502
*	Getlink SE	6,185,222	95,318
*	Eiffage SA	1,021,187	92,691
*	Orpea SA	669,721	92,663
[2]	Euronext NV	844,732	90,975
	BioMerieux	581,432	89,881
*	Electricite de France SA	6,928,151	86,148
*	Accor SA	2,499,665	84,053
	TechnipFMC plc	6,295,462	67,909
*	SCOR SE	2,142,402	65,147

		Shares	Market Value ($000)
*	Rexel SA	4,225,547	64,300
*	L'Oreal SA (Registered)	178,621	62,839
	Remy Cointreau SA	334,713	62,082
[1]	Klepierre SA	2,588,654	62,043
*	Faurecia SE	1,133,868	59,337
*	SOITEC	292,025	58,708
*,2	Amundi SA	777,565	57,868
	Rubis SCA	1,274,889	57,704
*	Air Liquide SA Loyalty Shares	344,294	56,308
*	SEB SA	288,212	54,771
	Covivio	661,356	54,304
	Bollore SA	13,386,591	54,211
[2]	La Francaise des Jeux SAEM	1,081,059	46,433
	Wendel SE	391,183	45,161
*	Aeroports de Paris	379,262	43,526
*	Eurazeo SE	611,928	42,857
*	Natixis SA	11,315,373	42,594
	SES SA Class A FDR	4,984,258	42,487
	Ipsen SA	479,249	41,811
*	Alten SA	394,842	41,573
	Iliad SA	212,729	39,341
*	SPIE SA	1,727,588	38,148
*,1	Lagardere SCA	1,591,693	36,998
*	Sodexo SA	404,205	35,964
	Sodexo SA ACT Loyalty Shares	391,943	34,874
*	Dassault Aviation SA	32,819	34,218
*	Sopra Steria Group	200,345	33,236
*	Korian SA	899,156	33,223
*	Elis SA (XPAR)	2,188,736	32,965
	ICADE	449,072	32,294
*	Nexans SA	427,435	31,790
	Cie Plastic Omnium SA	787,121	30,845
*	CNP Assurances	2,034,598	30,837
	Eutelsat Communications SA	2,549,733	30,365
	Gaztransport Et Technigaz SA	309,027	28,149
	Nexity SA	621,466	27,995
*,1	Casino Guichard Perrachon SA	753,424	25,555
	Imerys SA	523,030	24,697
*,1,2	Neoen SA	322,200	22,718
	Societe BIC SA	357,070	20,380
*,1	JCDecaux SA	1,005,886	19,544
	Trigano SA	106,270	18,685
*,1	Air France-KLM	2,706,925	15,937
	IPSOS	487,254	15,575
	Sodexo SA Loyalty Shares 2020	168,646	15,005
*	Virbac SA	56,178	14,622
	Albioma SA	285,699	14,530
[2]	ALD SA	1,057,240	14,500
*,1	Television Francaise 1	1,655,861	14,354
*	Metropole Television SA	820,856	13,946
*	Sodexo SA	149,230	13,278
	SEB SA	69,361	13,181
*,1	Elis SA (XLON)	871,981	13,095
*	Fnac Darty SA	232,658	13,079
*	Rothschild & Co.	360,154	12,293
*	Coface SA	1,178,434	11,593
*,2	Maisons du Monde SA	627,001	10,957
*	CGG SA	9,974,325	10,056

		Shares	Market Value ($000)
[2]	Verallia SA	303,167	9,964
*	Interparfums SA	180,171	9,634
	Quadient SA	429,329	9,372
[2]	Elior Group SA	1,418,586	8,937
	Vicat SA	189,446	8,150
[1]	Pharmagest Interactive	57,403	7,988
	Derichebourg SA	1,165,073	7,875
*	Tarkett SA	438,385	7,830
	Mercialys SA	829,096	7,517
*,1	Eramet SA	136,964	7,360
[1]	Beneteau SA	526,421	7,185
	FFP	63,002	6,942
*,1	DBV Technologies SA	609,912	6,308
	SODEXO	70,660	6,287
	Robertet SA	5,272	6,097
	Manitou BF SA	175,590	5,839
*	Mersen SA	182,927	5,585
*,2	X-Fab Silicon Foundries SE	683,687	5,520
	Carmila SA	403,476	5,516
*	LISI	228,494	5,226
	Bonduelle SCA	191,013	4,701
*,1	Akka Technologies	167,854	4,674
	Vilmorin & Cie SA	70,733	4,378
*	SEB SA	17,789	3,381
*,1	Vallourec SA	105,391	3,118
	Jacquet Metals SA	151,158	2,631
	Guerbet	59,933	2,423
	AKWEL	94,205	2,415
*,1	Rallye SA	287,221	2,220
*	Albioma SA	42,824	2,178
*,1,2	SMCP SA	362,178	1,815
	Boiron SA	41,977	1,744
*	GL Events	159,423	1,584
*,1,2	Europcar Mobility Group	1,752,974	1,388
*,1	Etablissements Maurel et Prom SA	528,150	1,060
*	Union Financiere de France BQE SA	35,082	893
*	Bourbon Corp.	174,098	776
	STMicroelectronics NV (MTAA)	13,728	550
*,1,3	Bourbon Corp.	94,216	420
*	Bourbon Corp.	1,339	6
			22,754,557
Germany (5.5%)
	SAP SE	15,195,508	1,928,129
	Siemens AG (Registered)	10,347,608	1,603,261
	Allianz SE (Registered)	5,621,719	1,270,561
	BASF SE	12,393,983	957,885
*	adidas AG	2,605,162	826,042
	Bayer AG (Registered)	13,312,629	805,719
	Deutsche Telekom AG (Registered)	43,570,305	774,792
	Daimler AG (Registered)	10,930,180	767,671
	Infineon Technologies AG	17,630,381	706,337
	Deutsche Post AG (Registered)	13,200,358	652,033
	Vonovia SE	7,700,524	514,164
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,899,248	503,601
	Volkswagen AG Preference Shares	2,495,435	471,764
	Deutsche Boerse AG	2,487,185	399,325
	Bayerische Motoren Werke AG	4,395,902	372,196

		Shares	Market Value ($000)
	RWE AG	8,564,483	367,916
	E.ON SE	29,499,282	312,059
*,2	Delivery Hero SE	2,012,311	305,640
	Merck KGaA	1,752,186	292,035
*	Deutsche Bank AG (Registered)	27,569,705	277,993
*,2	Zalando SE	2,219,077	254,442
	Henkel AG & Co. KGaA Preference Shares	2,360,334	244,464
	Fresenius SE & Co. KGaA	5,449,148	242,665
	Deutsche Wohnen SE	4,724,541	233,801
	Sartorius AG Preference Shares	465,497	231,397
	Fresenius Medical Care AG & Co. KGaA	2,737,709	221,478
	Symrise AG Class A	1,715,810	213,522
	Continental AG	1,465,778	205,142
*	Siemens Energy AG	5,192,564	191,884
	MTU Aero Engines AG	722,059	167,542
[2]	Covestro AG	2,459,623	167,087
	Brenntag AG	2,116,387	165,783
*,1	HelloFresh SE	1,944,009	164,157
[2]	Siemens Healthineers AG	2,872,068	161,070
	HeidelbergCement AG	2,027,672	149,884
	Beiersdorf AG	1,333,300	145,537
	Porsche Automobil Holding SE Preference Shares	2,011,797	139,729
	LEG Immobilien AG	956,504	137,116
	Henkel AG & Co. KGaA	1,364,627	127,600
	Hannover Rueck SE	812,930	125,974
*	Puma SE	1,240,788	121,415
	Knorr-Bremse AG	895,423	118,493
[2]	Scout24 AG	1,418,345	109,513
*	TeamViewer AG	1,972,793	102,022
	Aroundtown SA	14,450,740	100,321
*	Commerzbank AG	14,214,572	93,915
	KION Group AG	1,067,992	92,211
	Volkswagen AG	412,669	87,086
	LANXESS AG	1,155,496	87,050
	Evonik Industries AG	2,607,909	85,759
	Bechtle AG	376,661	79,816
	Carl Zeiss Meditec AG	502,678	78,561
	GEA Group AG	2,250,884	77,772
*	thyssenkrupp AG	6,339,053	73,498
*,1	Evotec SE	1,853,705	72,868
	Rheinmetall AG	597,731	63,115
	United Internet AG (Registered)	1,448,922	62,877
	FUCHS PETROLUB SE Preference Shares	1,092,088	62,137
*	Dialog Semiconductor plc	942,719	59,342
	Uniper SE	1,561,075	54,666
*	TAG Immobilien AG	1,770,886	54,378
*	MorphoSys AG	448,327	53,532
	Nemetschek SE	740,184	52,111
[1]	Siltronic AG	293,988	50,103
*,1	Deutsche Lufthansa AG (Registered)	3,817,805	49,183
*	CTS Eventim AG & Co. KGaA	804,339	47,455
	Gerresheimer AG	438,192	46,622
	Bayerische Motoren Werke AG Preference Shares	714,120	46,606
[1]	Rational AG	45,710	43,940
	alstria office REIT-AG	2,493,934	42,906
*	ProSiebenSat.1 Media SE	2,154,474	38,933

		Shares	Market Value ($000)
	Grand City Properties SA	1,566,055	38,899
	Aurubis AG	504,104	38,850
*	Hella GmbH & Co. KGaA	632,441	38,557
*	Hypoport SE	56,448	38,395
[1]	Encavis AG	1,388,626	37,797
	Freenet AG	1,766,561	36,885
*,1	Varta AG	196,553	34,984
	CompuGroup Medical SE & Co. KgaA	322,098	31,777
*	RTL Group SA	554,333	31,708
[1]	Stroeer SE & Co. KGaA	344,100	31,006
	Jungheinrich AG Preference Shares	678,076	30,917
	Wacker Chemie AG	212,208	30,712
*	Fielmann AG	348,530	30,241
[1]	K+S AG (Registered)	2,644,057	29,841
[1]	CANCOM SE	502,121	29,743
[1]	HUGO BOSS AG	828,359	29,485
[2]	Befesa SA	440,992	29,264
[1]	Duerr AG	693,319	28,143
*	AIXTRON SE	1,499,588	28,028
	Software AG	683,205	27,702
*	Nordex SE	969,025	27,433
*,1	Sixt SE	231,603	26,911
*	Fraport AG Frankfurt Airport Services Worldwide	487,242	26,397
*	OSRAM Licht AG	412,851	25,744
[1]	Jenoptik AG	741,771	25,723
*,1,2	ADLER Group SA	853,539	25,721
	Telefonica Deutschland Holding AG	9,310,212	25,514
	HOCHTIEF AG	270,937	25,192
	Stabilus SA	321,081	24,033
[1]	TUI AG (XLON)	4,431,639	21,264
*	zooplus AG	90,423	20,937
	METRO AG	1,777,621	20,743
	Norma Group SE	413,675	20,630
	Aareal Bank AG	876,992	19,979
	Talanx AG	516,505	19,289
[2]	DWS Group GmbH & Co. KGaA	492,104	19,278
*,1	S&T AG	733,855	19,260
	Pfeiffer Vacuum Technology AG	86,325	18,786
	Krones AG	226,134	18,718
	Traton SE	666,854	18,252
[1]	GRENKE AG	364,632	18,122
*,2	Deutsche Pfandbriefbank AG	1,845,566	18,114
*,2	Shop Apotheke Europe NV	76,386	17,833
	PATRIZIA AG	565,931	17,241
	Dermapharm Holding SE	237,374	16,709
*	CECONOMY AG	2,496,141	16,048
[1]	Suedzucker AG	1,083,044	15,785
	1&1 Drillisch AG	649,810	15,772
*,1	Deutsche EuroShop AG	735,352	15,732
	STRATEC SE	90,734	14,936
*	Salzgitter AG	555,565	14,444
[1]	Bilfinger SE	417,015	14,118
	FUCHS PETROLUB SE	280,025	12,495
	DIC Asset AG	675,494	11,390
*,1	TUI AG Rights	4,287,300	11,351
*	Deutz AG	1,687,368	10,949
	KWS Saat SE & Co. KGaA	122,974	10,758

		Shares	Market Value ($000)
	New Work SE	36,338	10,061
	Indus Holding AG	242,464	9,827
	Hornbach Holding AG & Co. KGaA	102,811	9,726
	Sixt SE Preference Shares	143,054	9,693
*	Kloeckner & Co. SE	1,016,018	9,294
*,1	SMA Solar Technology AG	125,827	9,178
[1]	Schaeffler AG Preference Shares	1,076,156	8,504
*	Washtec AG	133,756	7,938
*,1	ElringKlinger AG	404,309	7,607
*	Wacker Neuson SE	375,954	7,544
*,1	Vossloh AG	127,720	6,680
	Hamburger Hafen und Logistik AG	291,720	6,294
[1]	TLG Immobilien AG	224,621	6,259
	BayWa AG	157,601	6,189
	TUI AG (XETR)	1,278,422	6,153
	Deutsche Beteiligungs AG	140,464	6,137
[1]	Draegerwerk AG & Co. KGaA Preference Shares	67,768	5,779
*,1	Koenig & Bauer AG	178,935	5,519
	Wuestenrot & Wuerttembergische AG	256,227	5,252
	Takkt AG	394,977	4,963
*,1	SGL Carbon SE	626,522	4,732
[1]	Draegerwerk AG & Co. KGaA	46,714	3,863
*	TUI AG Rights	1,278,422	3,817
	CropEnergies AG	219,469	3,325
*,1	Corestate Capital Holding SA	161,873	2,920
	Bertrandt AG	54,224	2,840
	Hornbach Baumarkt AG	50,945	2,147
			21,534,379
Greece (0.1%)
	Hellenic Telecommunications Organization SA	2,416,722	35,129
	OPAP SA	2,809,297	34,392
*	Eurobank Ergasias Services & Holdings SA	35,272,338	23,297
	JUMBO SA	1,472,731	23,070
	Mytilineos SA	1,547,574	22,532
*	National Bank of Greece SA	7,588,158	17,808
*	Alpha Bank AE	19,019,976	17,208
*	Public Power Corp. SA	1,486,310	12,686
	Hellenic Telecommunications Organization SA ADR	1,489,798	10,786
	Motor Oil Hellas Corinth Refineries SA	722,042	10,150
*	GEK Terna Holding Real Estate Construction SA	1,040,234	9,025
	Terna Energy SA	499,389	8,514
*	LAMDA Development SA	792,421	6,085
	Holding Co. ADMIE IPTO SA	1,633,931	4,718
	Sarantis SA	412,431	4,539
*	Piraeus Financial Holdings SA	4,131,391	4,474
	Hellenic Petroleum SA	639,630	4,246
*	Fourlis Holdings SA	812,906	3,714
	Hellenic Exchanges - Athens Stock Exchange SA	735,735	3,114
*	Ellaktor SA	1,696,851	2,869
	Viohalco SA	688,046	2,796
*,3	FF Group	454,939	2,650
*	Aegean Airlines SA	300,788	1,499
	Athens Water Supply & Sewage Co. SA	88,692	704
*,3	Cyprus Popular Bank PCL	12,597,118	—
			266,005

		Shares	Market Value ($000)
Hong Kong (2.1%)
	AIA Group Ltd.	163,925,209	1,976,406
	Hong Kong Exchanges & Clearing Ltd.	17,209,319	1,100,230
	Sun Hung Kai Properties Ltd.	19,245,422	262,897
	Techtronic Industries Co. Ltd.	16,941,015	253,071
	CK Hutchison Holdings Ltd.	35,917,799	247,870
	Link REIT	28,543,087	247,618
	Galaxy Entertainment Group Ltd.	29,059,181	219,245
	CLP Holdings Ltd.	22,250,268	208,809
	Hong Kong & China Gas Co. Ltd.	138,125,961	198,381
	Hang Seng Bank Ltd.	9,791,359	176,581
	Jardine Matheson Holdings Ltd.	2,833,335	163,306
	CK Asset Holdings Ltd.	31,905,048	159,191
	BOC Hong Kong Holdings Ltd.	47,593,198	141,923
	Sands China Ltd.	32,512,771	129,119
	Lenovo Group Ltd.	102,724,170	119,565
	Wharf Real Estate Investment Co. Ltd.	22,377,797	118,191
	MTR Corp. Ltd.	18,984,415	110,172
	Power Assets Holdings Ltd.	18,512,252	98,238
[2]	WH Group Ltd.	114,217,613	92,557
	New World Development Co. Ltd.	19,671,875	91,082
*,2	ESR Cayman Ltd.	23,158,821	82,531
	Hang Lung Properties Ltd.	28,027,505	74,480
	Hongkong Land Holdings Ltd.	15,923,120	73,411
	Henderson Land Development Co. Ltd.	17,688,144	72,344
[2]	Budweiser Brewing Co. APAC Ltd.	21,551,574	72,055
	Xinyi Glass Holdings Ltd.	27,578,442	66,712
	Sino Land Co. Ltd.	46,028,229	63,752
	Jardine Strategic Holdings Ltd.	2,431,711	63,042
	ASM Pacific Technology Ltd.	4,159,131	60,396
	Swire Pacific Ltd. Class A	8,898,559	55,612
	Want Want China Holdings Ltd.	75,562,576	54,262
	Tingyi Cayman Islands Holding Corp.	26,075,516	51,813
	AAC Technologies Holdings Inc.	9,512,058	51,579
	Vitasoy International Holdings Ltd.	11,177,975	48,647
	CK Infrastructure Holdings Ltd.	8,523,184	45,253
[1]	Man Wah Holdings Ltd.	20,409,763	45,015
	Minth Group Ltd.	9,731,688	44,420
*	PRADA SpA	7,009,952	43,075
	Swire Properties Ltd.	14,387,620	41,704
	Wharf Holdings Ltd.	18,940,515	41,675
	Microport Scientific Corp.	5,992,331	41,671
	Bank of East Asia Ltd.	18,051,430	39,066
	SITC International Holdings Co. Ltd.	16,695,958	38,274
	Hysan Development Co. Ltd.	8,854,924	32,112
	PCCW Ltd.	57,739,233	32,109
*	Wynn Macau Ltd.	20,076,739	31,809
	Hang Lung Group Ltd.	12,167,014	30,772
	SJM Holdings Ltd.	25,575,819	27,422
*,2	Samsonite International SA	17,720,511	25,481
	NagaCorp Ltd.	21,335,962	24,224
	Chow Tai Fook Jewellery Group Ltd.	19,907,271	23,901
[1]	Sun Art Retail Group Ltd.	22,242,000	23,016
[2]	BOC Aviation Ltd.	2,821,995	22,982
	Kerry Properties Ltd.	8,442,689	21,851
	Yue Yuen Industrial Holdings Ltd.	9,811,934	21,344
	Fortune REIT	23,207,998	20,682
[2]	JS Global Lifestyle Co. Ltd.	8,975,356	20,183

		Shares	Market Value ($000)
	Melco International Development Ltd.	11,171,128	19,493
	NWS Holdings Ltd.	20,030,376	19,258
	Lee & Man Paper Manufacturing Ltd.	21,241,893	18,626
	Uni-President China Holdings Ltd.	15,088,609	18,240
	Nexteer Automotive Group Ltd.	11,114,046	17,821
	VTech Holdings Ltd.	2,213,756	17,697
	Dairy Farm International Holdings Ltd.	4,102,334	17,656
	Kerry Logistics Network Ltd.	8,095,357	17,265
	Champion REIT	28,443,211	16,321
[1]	MGM China Holdings Ltd.	10,770,995	16,232
	L'Occitane International SA	5,875,470	16,159
*,2	Razer Inc.	51,811,708	16,156
	IGG Inc.	11,978,061	15,525
*	United Energy Group Ltd.	96,966,029	15,088
	HKBN Ltd.	10,304,872	14,908
[1]	Huabao International Holdings Ltd.	10,581,074	14,875
*,1,2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	6,141,428	13,574
	Johnson Electric Holdings Ltd.	4,454,990	13,158
	Vinda International Holdings Ltd.	3,820,036	12,885
*	Shangri-La Asia Ltd.	14,723,106	12,511
*,1	MMG Ltd.	32,419,859	12,492
*,1	Hong Kong Television Network Ltd.	6,413,849	12,117
	Gemdale Properties & Investment Corp. Ltd.	80,534,364	11,383
	Haitong International Securities Group Ltd.	40,774,605	11,320
*,1	Cathay Pacific Airways Ltd.	13,637,032	10,500
*,1	HengTen Networks Group Ltd.	24,074,047	10,216
	Luk Fook Holdings International Ltd.	4,401,743	9,535
	Pacific Basin Shipping Ltd.	53,778,594	9,332
	First Pacific Co. Ltd.	29,425,931	9,087
	Cafe de Coral Holdings Ltd.	4,353,330	8,938
	Value Partners Group Ltd.	12,157,261	8,031
*,2	Frontage Holdings Corp.	10,021,410	7,179
	Shun Tak Holdings Ltd.	24,334,208	7,103
	K Wah International Holdings Ltd.	14,771,282	6,960
	VSTECS Holdings Ltd.	7,748,161	6,765
	SUNeVision Holdings Ltd.	7,291,873	6,593
*,1	FIH Mobile Ltd.	41,215,459	6,464
[1]	Guotai Junan International Holdings Ltd.	40,815,554	6,454
	Stella International Holdings Ltd.	5,438,251	6,431
*,1	Glory Sun Financial Group Ltd.	163,123,741	6,405
[1]	Shui On Land Ltd.	42,046,954	6,223
*,1,2	FIT Hon Teng Ltd.	14,333,452	6,095
	Sunlight REIT	12,531,851	6,078
	CITIC Telecom International Holdings Ltd.	19,206,448	6,057
*,1,3	Superb Summit International Group Ltd.	32,112,957	6,047
*	Pou Sheng International Holdings Ltd.	27,573,607	5,855
*	Towngas China Co. Ltd.	13,349,454	5,701
	Dah Sing Financial Holdings Ltd.	1,918,695	5,429
	United Laboratories International Holdings Ltd.	7,598,062	5,268
*,3	SMI Holdings Group Ltd.	17,016,452	5,136
	Asia Cement China Holdings Corp.	5,675,302	4,873
	Prosperity REIT	14,870,978	4,619
*,1,3	Town Health International Medical Group Ltd.	51,896,341	4,602
	Far East Consortium International Ltd.	12,540,348	4,585
[2]	AsiaInfo Technologies Ltd.	3,029,493	4,529
*	Lifestyle International Holdings Ltd.	6,245,954	4,440
*	United Co. RUSAL International PJSC	9,562,030	4,369

		Shares	Market Value ($000)
*,1	China Travel International Investment Hong Kong Ltd.	32,048,257	4,368
[1]	C-Mer Eye Care Holdings Ltd.	5,359,358	4,312
	Pacific Textiles Holdings Ltd.	6,250,084	3,880
	Chow Sang Sang Holdings International Ltd.	3,221,456	3,864
	Texhong Textile Group Ltd.	3,645,046	3,862
	Dah Sing Banking Group Ltd.	3,804,177	3,777
	CMBC Capital Holdings Ltd.	255,795,245	3,693
*,1	Cosmopolitan International Holdings Ltd.	22,746,650	3,685
	Road King Infrastructure Ltd.	2,908,061	3,607
*,1	Apollo Future Mobility Group Ltd.	49,461,798	3,569
*	Truly International Holdings Ltd.	19,625,917	3,453
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	3,066,796	3,289
[1]	Canvest Environmental Protection Group Co. Ltd.	7,873,134	3,228
*,3	Convoy Global Holdings Ltd.	147,589,460	3,179
*,1	GCL New Energy Holdings Ltd.	64,588,146	3,111
	Television Broadcasts Ltd.	3,159,351	3,061
	Dynam Japan Holdings Co. Ltd.	2,966,729	2,965
	Chinese Estates Holdings Ltd.	6,022,932	2,724
	Hutchison Telecommunications Hong Kong Holdings Ltd.	17,135,061	2,714
*	Esprit Holdings Ltd.	22,750,268	2,668
[1]	Giordano International Ltd.	15,409,030	2,619
*	Digital Domain Holdings Ltd.	241,534,854	2,528
	SmarTone Telecommunications Holdings Ltd.	4,441,022	2,384
	Sun Hung Kai & Co. Ltd.	5,709,505	2,337
[1,2]	IMAX China Holding Inc.	1,387,849	2,268
[2]	Crystal International Group Ltd.	7,502,644	2,240
*,1	Suncity Group Holdings Ltd.	28,875,789	2,223
*,1	Sa Sa International Holdings Ltd.	12,398,753	1,833
	Lee's Pharmaceutical Holdings Ltd.	2,681,248	1,684
	Texwinca Holdings Ltd.	6,595,662	1,299
	Singamas Container Holdings Ltd.	16,226,428	1,189
*	New World Department Store China Ltd.	7,820,326	1,097
*	China LNG Group Ltd.	18,362,263	1,076
*	CITIC Resources Holdings Ltd.	27,232,891	1,035
*,3	MH Development Ltd.	5,979,097	895
*,1	NewOcean Energy Holdings Ltd.	10,337,172	891
*,3	Tech Pro Technology Development Ltd.	87,171,600	765
*	Emperor Capital Group Ltd.	39,638,624	725
*	Lifestyle China Group Ltd.	4,519,156	703
*	Glory Sun Land Group Ltd.	19,185,000	690
*,3	BRIGHTOIL	25,187,768	650
*,1,3	Agritrade Resources Ltd.	42,522,625	455
*	Landing International Development Ltd.	14,821,701	410
*,3	China Baoli Technologies Holdings Ltd.	26,288,361	336
*	Oshidori International Holdings Ltd.	3,391,524	285
*,3	REALGOLD MINING	1,345,000	145
	Swire Pacific Ltd. Class B	93,347	95
*,3	China Longevity Group Co. Ltd.	1,027,000	—
*,3	Hua Han Health Industry Holdings Ltd.	13,393,764	—
			8,431,654
Hungary (0.1%)
*	OTP Bank Nyrt.	3,165,264	144,323
	Richter Gedeon Nyrt.	1,968,077	55,440
*	MOL Hungarian Oil & Gas plc	5,068,846	38,063

		Shares	Market Value ($000)
	Magyar Telekom Telecommunications plc	4,386,527	5,849
*	Opus Global Nyrt.	2,771,939	2,449
			246,124
India (2.8%)
	Reliance Industries Ltd.	42,162,177	1,061,049
	Infosys Ltd.	48,868,612	828,064
	Housing Development Finance Corp. Ltd.	23,554,493	765,919
	Tata Consultancy Services Ltd.	13,193,058	561,321
	Hindustan Unilever Ltd.	12,125,136	375,396
*	Axis Bank Ltd.	30,988,885	280,831
	HCL Technologies Ltd.	14,917,201	186,357
	Bajaj Finance Ltd.	2,847,225	184,025
	Bharti Airtel Ltd.	23,637,887	179,011
	Maruti Suzuki India Ltd.	1,679,956	165,589
	Asian Paints Ltd.	4,915,989	161,974
*	ICICI Bank Ltd.	21,241,353	157,005
	Larsen & Toubro Ltd.	6,808,059	124,120
	Sun Pharmaceutical Industries Ltd.	15,195,392	121,763
	ITC Ltd.	41,181,808	114,483
	UltraTech Cement Ltd.	1,529,805	111,392
	Mahindra & Mahindra Ltd.	10,230,293	104,794
	Titan Co. Ltd.	4,832,602	93,881
	Nestle India Ltd.	388,337	90,656
	Tech Mahindra Ltd.	6,881,465	90,346
*,2	HDFC Life Insurance Co. Ltd.	9,048,033	83,965
*	State Bank of India	20,259,761	78,161
	Dr Reddy's Laboratories Ltd.	1,228,807	76,988
*,2	Avenue Supermarts Ltd.	2,042,187	74,089
*	Adani Green Energy Ltd.	5,394,548	74,007
	Adani Ports & Special Economic Zone Ltd.	10,562,815	73,633
	Bharat Petroleum Corp. Ltd.	13,898,126	72,943
	Eicher Motors Ltd.	1,903,742	71,438
	Power Grid Corp. of India Ltd.	28,172,034	71,097
	JSW Steel Ltd.	14,179,127	70,813
	Wipro Ltd.	11,620,028	66,552
	Hero MotoCorp Ltd.	1,481,950	65,994
	Grasim Industries Ltd.	4,560,838	65,817
	Divi's Laboratories Ltd.	1,417,016	65,274
	Bajaj Auto Ltd.	1,178,223	64,618
	Bajaj Finserv Ltd.	537,011	63,993
	Cipla Ltd.	5,626,014	63,584
*,2	SBI Life Insurance Co. Ltd.	5,041,265	59,669
	UPL Ltd.	7,540,523	57,895
	Info Edge India Ltd.	966,341	57,709
	Tata Steel Ltd.	7,004,383	57,244
	Britannia Industries Ltd.	1,139,805	54,575
	NTPC Ltd.	44,712,183	54,371
	Dabur India Ltd.	7,572,209	53,314
	Godrej Consumer Products Ltd.	5,172,739	52,685
*	Tata Motors Ltd.	14,131,780	50,520
	Oil & Natural Gas Corp. Ltd.	41,908,734	50,515
	Havells India Ltd.	3,480,644	49,774
	Vedanta Ltd.	22,327,259	49,063
	Tata Consumer Products Ltd.	6,326,005	48,415
	Hindalco Industries Ltd.	15,690,420	48,288
*,2	ICICI Lombard General Insurance Co. Ltd.	2,667,715	48,045
*,2	Bandhan Bank Ltd.	11,135,950	47,099
	Apollo Hospitals Enterprise Ltd.	1,319,308	46,221

		Shares	Market Value ($000)
	Aurobindo Pharma Ltd.	3,700,808	45,763
	Shriram Transport Finance Co. Ltd.	2,588,739	45,664
	Shree Cement Ltd.	145,452	45,308
	Lupin Ltd.	3,124,578	43,077
	Pidilite Industries Ltd.	1,782,610	40,781
	Wipro Ltd. ADR	6,573,443	40,427
	Indian Oil Corp. Ltd.	29,918,538	38,145
	Indus Towers Ltd.	11,976,198	37,932
	Crompton Greaves Consumer Electricals Ltd.	6,275,011	36,707
	Jubilant Foodworks Ltd.	1,033,794	36,628
	Marico Ltd.	6,327,615	36,001
	Zee Entertainment Enterprises Ltd.	11,549,067	34,688
	Coal India Ltd.	20,139,419	34,619
	Indraprastha Gas Ltd.	4,768,735	33,602
	Berger Paints India Ltd.	3,463,927	33,485
	Ambuja Cements Ltd.	9,953,424	33,140
	GAIL India Ltd.	19,192,578	32,834
*	United Spirits Ltd.	4,113,829	32,563
	DLF Ltd.	8,729,457	30,441
*,2	InterGlobe Aviation Ltd.	1,367,465	28,972
*,2	ICICI Prudential Life Insurance Co. Ltd.	4,279,992	28,159
[2]	Larsen & Toubro Infotech Ltd.	509,829	27,647
	MRF Ltd.	23,704	27,267
	Page Industries Ltd.	72,878	27,096
	Siemens Ltd.	1,230,005	26,693
	Adani Enterprises Ltd.	3,817,833	26,339
	Motherson Sumi Systems Ltd.	13,273,961	26,245
	SBI Cards & Payment Services Ltd.	1,932,830	26,055
	Piramal Enterprises Ltd.	1,450,489	25,962
	Embassy Office Parks REIT	5,403,000	25,952
*,2	AU Small Finance Bank Ltd.	2,170,457	25,915
	Petronet LNG Ltd.	7,972,611	25,859
	Hindustan Petroleum Corp. Ltd.	8,519,584	25,457
	Voltas Ltd.	2,043,904	25,405
[2]	HDFC Asset Management Co. Ltd.	624,152	24,569
	Ashok Leyland Ltd.	16,192,935	24,506
*	Biocon Ltd.	4,809,225	24,475
	Balkrishna Industries Ltd.	1,112,776	24,142
	Cholamandalam Investment & Finance Co. Ltd.	4,437,522	24,128
	Tata Power Co. Ltd.	22,941,240	23,634
*	IDFC First Bank Ltd.	35,966,151	23,247
	Colgate-Palmolive India Ltd.	1,034,210	22,689
	PI Industries Ltd.	819,601	22,673
	Mphasis Ltd.	1,060,854	22,207
	Cadila Healthcare Ltd.	3,503,519	21,651
	Bharat Electronics Ltd.	11,979,333	21,273
	Bharat Forge Ltd.	2,651,233	21,162
	Trent Ltd.	2,483,152	21,102
	Ipca Laboratories Ltd.	826,743	20,934
*	Federal Bank Ltd.	20,931,683	20,701
	Muthoot Finance Ltd.	1,366,967	20,681
	Atul Ltd.	236,728	20,660
	SRF Ltd.	278,900	20,491
	Torrent Pharmaceuticals Ltd.	573,219	20,460
*	Jindal Steel & Power Ltd.	5,686,063	20,203
	Dixon Technologies India Ltd.	103,671	20,011
	Bosch Ltd.	94,899	19,869
	Adani Total Gas Ltd.	3,784,742	19,695

		Shares	Market Value ($000)
	LIC Housing Finance Ltd.	3,571,407	19,304
	ACC Ltd.	873,674	19,157
	Manappuram Finance Ltd.	8,736,732	18,643
	Supreme Industries Ltd.	748,277	18,554
	Tata Elxsi Ltd.	497,365	18,276
*	Godrej Properties Ltd.	1,061,991	18,235
*	State Bank of India GDR	469,798	18,134
	Container Corp. of India Ltd.	3,042,350	18,072
*	Max Financial Services Ltd.	1,920,066	17,941
	Astral Poly Technik Ltd.	756,355	17,755
*	Mahindra & Mahindra Financial Services Ltd.	8,388,598	17,737
*,2	Mindspace Business Parks REIT	3,870,600	17,690
	United Breweries Ltd.	993,535	17,683
*	Tata Motors Ltd. ADR	991,115	17,652
*	Vodafone Idea Ltd.	114,029,266	17,447
	REC Ltd.	9,495,452	17,204
[2]	Laurus Labs Ltd.	3,641,618	17,175
	Bajaj Holdings & Investment Ltd.	373,787	16,580
	Dhani Services Ltd.	3,488,533	16,266
*	Fortis Healthcare Ltd.	7,207,280	15,925
	Emami Ltd.	2,384,790	15,762
	NMDC Ltd.	10,873,143	15,610
[2]	RBL Bank Ltd.	5,290,237	15,459
	Alkem Laboratories Ltd.	373,091	15,342
	Navin Fluorine International Ltd.	488,456	15,316
	Aarti Industries Ltd.	947,547	15,024
	Power Finance Corp. Ltd.	9,780,029	14,690
	Mindtree Ltd.	643,681	14,477
	Natco Pharma Ltd.	1,185,144	14,424
	Whirlpool of India Ltd.	408,294	14,264
*	APL Apollo Tubes Ltd.	1,149,385	14,263
	Deepak Nitrite Ltd.	1,069,825	14,200
[2]	Dr Lal PathLabs Ltd.	456,022	14,014
	Escorts Ltd.	840,467	13,848
	Gujarat Gas Ltd.	2,641,424	13,372
	Amara Raja Batteries Ltd.	1,037,775	13,037
*	Bank of Baroda	13,956,443	13,007
	Sundaram Finance Ltd.	557,126	12,978
	TVS Motor Co. Ltd.	1,691,340	12,944
	AIA Engineering Ltd.	479,024	12,829
	Glenmark Pharmaceuticals Ltd.	1,947,032	12,549
	ABB India Ltd.	653,761	12,414
	GlaxoSmithKline Pharmaceuticals Ltd.	618,945	12,410
	Tata Communications Ltd.	899,259	12,367
	Indian Hotels Co. Ltd.	7,371,602	12,239
	Varun Beverages Ltd.	982,317	12,072
	Kansai Nerolac Paints Ltd.	1,594,091	11,969
	Rajesh Exports Ltd.	1,826,958	11,947
	Oracle Financial Services Software Ltd.	271,013	11,932
	Jubilant Life Sciences Ltd.	974,688	11,861
	Indiabulls Housing Finance Ltd.	4,531,854	11,804
*	Phoenix Mills Ltd.	1,151,264	11,801
	Castrol India Ltd.	6,716,989	11,783
*	Steel Authority of India Ltd.	14,891,572	11,668
	PVR Ltd.	601,581	11,664
	Hindustan Zinc Ltd.	3,107,832	11,641
	Bayer CropScience Ltd.	156,765	11,544
	NHPC Ltd.	34,317,450	11,269

		Shares	Market Value ($000)
	Pfizer Ltd.	174,628	11,069
	Ramco Cements Ltd.	999,079	10,680
	Can Fin Homes Ltd.	1,601,974	10,528
	Coromandel International Ltd.	903,879	10,455
	Dalmia Bharat Ltd.	659,164	10,399
	Apollo Tyres Ltd.	3,859,199	10,375
[2]	Metropolis Healthcare Ltd.	354,299	10,005
	Persistent Systems Ltd.	476,854	9,948
[2]	L&T Technology Services Ltd.	297,442	9,902
*,2	Syngene International Ltd.	1,271,644	9,844
	JK Cement Ltd.	335,966	9,796
*	Adani Power Ltd.	13,957,646	9,784
	Cummins India Ltd.	1,059,833	9,657
	Bata India Ltd.	468,996	9,629
	Kajaria Ceramics Ltd.	851,059	9,598
[2]	Nippon Life India Asset Management Ltd.	2,164,160	9,529
	City Union Bank Ltd.	4,102,413	9,511
	Tube Investments of India Ltd.	880,676	9,378
	Exide Industries Ltd.	3,542,404	9,374
	Procter & Gamble Health Ltd.	96,420	9,371
*	Oberoi Realty Ltd.	1,289,076	9,286
	Dr Reddy's Laboratories Ltd. ADR	149,520	9,163
*	IDFC Ltd.	15,286,603	9,142
	Granules India Ltd.	1,948,464	8,974
	Coforge Ltd.	272,678	8,918
	Mahanagar Gas Ltd.	627,627	8,880
	Amber Enterprises India Ltd.	249,494	8,788
	L&T Finance Holdings Ltd.	7,247,547	8,517
	Sun TV Network Ltd.	1,299,719	8,484
	Cholamandalam Financial Holdings Ltd.	1,228,558	8,393
	Blue Star Ltd.	834,006	8,371
*	Aditya Birla Capital Ltd.	7,535,974	8,327
*	Canara Bank	4,597,833	8,298
	Alembic Pharmaceuticals Ltd.	636,929	8,294
	Ajanta Pharma Ltd.	341,468	8,253
	KEC International Ltd.	1,674,660	8,234
	Torrent Power Ltd.	1,913,762	8,086
	Sanofi India Ltd.	73,717	7,882
	Polycab India Ltd.	457,557	7,645
	Birlasoft Ltd.	2,201,479	7,520
	Schaeffler India Ltd.	127,113	7,482
	India Cements Ltd.	3,485,407	7,370
*	GMR Infrastructure Ltd.	22,508,278	7,352
	Indian Railway Catering & Tourism Corp. Ltd.	364,730	7,261
	CESC Ltd.	865,235	7,231
	Strides Pharma Science Ltd.	641,053	7,137
*	Aavas Financiers Ltd.	287,051	7,098
	Sundram Fasteners Ltd.	925,892	7,084
	Gillette India Ltd.	91,889	7,072
	JB Chemicals & Pharmaceuticals Ltd.	504,626	6,904
*	EID Parry India Ltd.	1,463,697	6,826
*	Punjab National Bank	14,920,027	6,807
*	Suzlon Energy Ltd.	78,851,505	6,795
*	Tata Motors Ltd. Class A	4,672,464	6,650
*	Suven Pharmaceuticals Ltd.	1,050,307	6,638
	Relaxo Footwears Ltd.	583,156	6,572
	Orient Electric Ltd.	1,881,073	6,526
	Oil India Ltd.	4,214,506	6,408

		Shares	Market Value ($000)
[2]	Endurance Technologies Ltd.	336,663	6,376
	Sumitomo Chemical India Ltd.	1,451,514	6,247
	CRISIL Ltd.	233,760	6,084
*	3M India Ltd.	22,945	6,029
*	Infibeam Avenues Ltd.	5,675,273	5,903
	Prestige Estates Projects Ltd.	1,566,415	5,715
*	Bharat Heavy Electricals Ltd.	11,452,554	5,640
*	Godrej Industries Ltd.	940,101	5,634
	Rallis India Ltd.	1,493,978	5,561
*,2	Quess Corp. Ltd.	688,621	5,467
	Ceat Ltd.	270,513	5,446
	Vinati Organics Ltd.	322,992	5,369
	Radico Khaitan Ltd.	794,730	5,319
	Vakrangee Ltd.	7,375,793	5,276
*	Yes Bank Ltd.	24,451,507	5,246
*	Aditya Birla Fashion & Retail Ltd.	2,530,771	5,191
	Timken India Ltd.	310,493	5,090
	National Aluminium Co. Ltd.	7,749,629	5,063
	NCC Ltd.	6,126,868	4,931
	Redington India Ltd.	2,622,864	4,839
	Gujarat State Petronet Ltd.	1,763,477	4,783
*	Union Bank of India	11,156,460	4,741
	Minda Industries Ltd.	747,918	4,667
*	TeamLease Services Ltd.	119,309	4,657
	AstraZeneca Pharma India Ltd.	93,901	4,650
*	Just Dial Ltd.	565,493	4,644
	Thermax Ltd.	336,898	4,573
	V-Guard Industries Ltd.	1,384,766	4,368
	Aegis Logistics Ltd.	1,120,691	4,354
*	Edelweiss Financial Services Ltd.	5,010,422	4,247
	KRBL Ltd.	1,299,031	4,205
[2]	ICICI Securities Ltd.	752,765	4,195
*	Balrampur Chini Mills Ltd.	1,742,356	4,076
	Graphite India Ltd.	942,625	4,056
	Welspun India Ltd.	4,462,224	4,028
	JSW Energy Ltd.	4,053,478	3,998
	Chambal Fertilizers & Chemicals Ltd.	1,166,155	3,791
[2]	Godrej Agrovet Ltd.	509,647	3,730
*	Motilal Oswal Financial Services Ltd.	439,277	3,705
	Avanti Feeds Ltd.	525,719	3,658
	Bombay Burmah Trading Co.	212,386	3,508
*	Wockhardt Ltd.	523,816	3,444
	Multi Commodity Exchange of India Ltd.	148,079	3,329
	JM Financial Ltd.	3,015,718	3,301
*	Sun Pharma Advanced Research Co. Ltd.	1,300,254	3,197
*	Future Retail Ltd.	2,933,968	3,184
*	DCB Bank Ltd.	2,226,877	3,055
*	V-Mart Retail Ltd.	91,034	3,053
	Sobha Ltd.	467,630	2,940
	Gujarat Pipavav Port Ltd.	2,476,654	2,933
	Welspun Corp. Ltd.	1,780,317	2,907
	Sterlite Technologies Ltd.	1,164,124	2,863
*,2	PNB Housing Finance Ltd.	599,291	2,743
	HEG Ltd.	210,574	2,694
	NBCC India Ltd.	6,309,590	2,687
	eClerx Services Ltd.	198,859	2,685
	TTK Prestige Ltd.	32,135	2,621
[2]	Dilip Buildcon Ltd.	452,391	2,614

		Shares	Market Value ($000)
	Symphony Ltd.	187,855	2,580
	Kaveri Seed Co. Ltd.	341,078	2,544
	Great Eastern Shipping Co. Ltd.	707,171	2,523
*	Karur Vysya Bank Ltd.	4,337,526	2,514
	IRB Infrastructure Developers Ltd.	1,690,187	2,502
*	Bank of India	3,503,694	2,385
	Century Textiles & Industries Ltd.	414,868	2,367
*	EIH Ltd.	1,828,188	2,323
	Engineers India Ltd.	2,294,758	2,281
*	Mahindra CIE Automotive Ltd.	989,475	2,198
	Finolex Cables Ltd.	397,800	1,991
	DCM Shriram Ltd.	333,033	1,969
*	Karnataka Bank Ltd.	2,388,358	1,954
	Jindal Saw Ltd.	2,018,973	1,950
*	Indian Bank	1,590,031	1,922
	Gateway Distriparks Ltd.	846,506	1,831
	Care Ratings Ltd.	275,611	1,824
*	TV18 Broadcast Ltd.	4,530,328	1,732
	Rain Industries Ltd.	1,001,016	1,731
	PTC India Ltd.	2,035,916	1,691
	Equitas Holdings Ltd.	1,716,544	1,678
*	Indiabulls Real Estate Ltd.	1,566,502	1,592
*	South Indian Bank Ltd.	12,412,855	1,401
	Bajaj Consumer Care Ltd.	487,373	1,394
*	Mangalore Refinery & Petrochemicals Ltd.	2,383,972	1,172
*	Hindustan Construction Co. Ltd.	10,541,092	1,168
*	IFCI Ltd.	8,279,760	996
*	Raymond Ltd.	167,654	738
*	Central Bank of India	3,503,413	649
*	Future Consumer Ltd.	4,654,942	529
	GE Power India Ltd.	136,091	497
*	L&T Finance Holdings Ltd. Rights Exp. 02/15/2021	1,720,137	495
	Vedanta Ltd. ADR	9,720	85
*,3	DRC Systems India Pvt Ltd.	14,214	68
	WABCO India Ltd.	354	26
*,3	Chennai Super Kings Cricket Ltd.	951,110	—
*,3	Suvidhaa Infoserve Pvt Ltd.	769,156	—
			11,135,669
Indonesia (0.4%)
	Bank Central Asia Tbk. PT	131,791,944	316,977
	Bank Rakyat Indonesia Persero Tbk. PT	722,408,683	214,170
	Telkom Indonesia Persero Tbk. PT	634,812,559	140,306
	Astra International Tbk. PT	278,750,985	120,791
	Bank Mandiri Persero Tbk. PT	255,589,455	119,578
	Bank Negara Indonesia Persero Tbk. PT	105,986,227	41,701
	Unilever Indonesia Tbk. PT	80,630,067	39,723
	Charoen Pokphand Indonesia Tbk. PT	96,016,594	39,210
	United Tractors Tbk. PT	21,302,104	34,588
	Indah Kiat Pulp & Paper Corp. Tbk. PT	34,388,658	31,468
	Semen Indonesia Persero Tbk. PT	39,230,758	29,559
	Indofood Sukses Makmur Tbk. PT	62,068,413	26,711
	Kalbe Farma Tbk. PT	247,818,995	25,833
	Indofood CBP Sukses Makmur Tbk. PT	33,317,050	21,584
	Tower Bersama Infrastructure Tbk. PT	134,399,333	21,382
	Sarana Menara Nusantara Tbk. PT	306,949,688	20,952
*	Barito Pacific Tbk. PT	305,902,623	19,203
	Aneka Tambang Tbk.	115,442,648	18,157

		Shares	Market Value ($000)
*	Gudang Garam Tbk. PT	6,345,358	17,040
	Indocement Tunggal Prakarsa Tbk. PT	17,385,918	16,515
	Pabrik Kertas Tjiwi Kimia Tbk. PT	16,045,930	15,000
	Adaro Energy Tbk. PT	172,832,016	14,725
	Perusahaan Gas Negara Tbk. PT	151,875,436	14,471
	Mitra Keluarga Karyasehat Tbk. PT	61,821,002	12,765
*	Surya Citra Media Tbk. PT	78,004,863	12,060
	Hanjaya Mandala Sampoerna Tbk. PT	128,054,604	11,909
	Ciputra Development Tbk. PT	180,982,891	11,522
*	Vale Indonesia Tbk. PT	27,475,018	10,701
	Bukit Asam Tbk. PT	57,236,775	10,480
*	Pakuwon Jati Tbk. PT	302,808,015	10,339
	Ace Hardware Indonesia Tbk. PT	91,953,717	10,203
*	Lippo Karawaci Tbk. PT	786,637,971	9,771
	Jasa Marga Persero Tbk. PT	28,513,986	8,759
	Japfa Comfeed Indonesia Tbk. PT	89,351,120	8,630
	XL Axiata Tbk. PT	46,870,165	7,388
*	Bumi Serpong Damai Tbk. PT	92,161,728	7,365
*	Medco Energi Internasional Tbk. PT	155,506,251	7,160
	Bank BTPN Syariah Tbk. PT	29,319,373	7,085
*	Summarecon Agung Tbk. PT	142,798,167	7,029
	Waskita Karya Persero Tbk. PT	62,316,888	6,258
	Wijaya Karya Persero Tbk. PT	43,082,660	5,497
	Bank Tabungan Negara Persero Tbk. PT	47,926,527	5,334
*	Mitra Adiperkasa Tbk. PT	91,195,522	4,990
*	Media Nusantara Citra Tbk. PT	66,203,662	4,863
	Indo Tambangraya Megah Tbk. PT	5,206,030	4,527
	AKR Corporindo Tbk. PT	21,268,728	4,284
*	Timah Tbk. PT	34,613,393	4,150
	PP Persero Tbk. PT	33,967,983	3,935
	Astra Agro Lestari Tbk. PT	4,518,565	3,584
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	31,158,368	3,251
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	33,790,857	3,200
*	Panin Financial Tbk. PT	184,685,087	3,170
*	Bank Pan Indonesia Tbk. PT	40,838,033	2,901
*	Matahari Department Store Tbk. PT	28,045,250	2,280
	Adhi Karya Persero Tbk. PT	22,228,880	2,157
*,3	Trada Alam Minera Tbk. PT	537,807,334	1,917
*	Smartfren Telecom Tbk. PT	477,565,013	1,833
	Surya Semesta Internusa Tbk. PT	52,253,065	1,673
*	Alam Sutera Realty Tbk. PT	122,248,040	1,665
*	Siloam International Hospitals Tbk. PT	4,315,665	1,597
*	Global Mediacom Tbk. PT	90,294,410	1,590
	Bank Danamon Indonesia Tbk. PT	6,865,695	1,395
	Ramayana Lestari Sentosa Tbk. PT	29,987,489	1,373
*	Krakatau Steel Persero Tbk. PT	31,840,320	1,311
*	Eagle High Plantations Tbk. PT	122,449,758	984
*	Kresna Graha Investama Tbk. PT	187,148,830	918
*	Totalindo Eka Persada Tbk. PT	62,480,700	223
			1,593,670
Ireland (0.3%)
*	Flutter Entertainment plc	1,731,956	322,127
	Kerry Group plc Class A	2,077,892	281,985
	Smurfit Kappa Group plc	3,497,249	166,771
*	Kingspan Group plc	2,039,139	138,428
*	Bank of Ireland Group plc	12,488,202	46,392

		Shares	Market Value ($000)
	Glanbia plc	2,679,439	33,062
*	AIB Group plc	10,653,701	18,944
	Hibernia REIT plc	9,931,889	13,185
*	Cairn Homes plc (XLON)	10,263,239	11,373
*	Dalata Hotel Group plc	2,677,149	10,849
*	Irish Continental Group plc	2,214,432	10,305
*	Cairn Homes plc (XDUB)	669,390	769
*,3	Irish Bank Resolution Corp.	698,992	—
			1,054,190
Israel (0.4%)
*	Nice Ltd.	849,814	221,574
*	Teva Pharmaceutical Industries Ltd.	13,359,564	158,433
	Bank Leumi Le-Israel BM	19,966,163	123,039
*	Bank Hapoalim BM	15,164,951	106,718
	Israel Discount Bank Ltd. Class A	16,403,043	63,369
	ICL Group Ltd.	9,693,587	51,571
	Elbit Systems Ltd.	343,093	47,354
	Mizrahi Tefahot Bank Ltd.	1,863,664	43,343
*	Tower Semiconductor Ltd.	1,490,452	42,308
	Azrieli Group Ltd.	526,241	31,990
*	Bezeq The Israeli Telecommunication Corp. Ltd.	28,870,396	29,754
*	Nova Measuring Instruments Ltd.	343,836	25,085
	Mivne Real Estate KD Ltd.	9,994,640	23,802
	First International Bank of Israel Ltd.	800,558	20,904
	Alony Hetz Properties & Investments Ltd.	1,547,536	19,448
	Strauss Group Ltd.	606,208	17,283
*	Shikun & Binui Ltd.	3,015,269	17,248
*	Airport City Ltd.	1,176,859	16,877
*	Harel Insurance Investments & Financial Services Ltd.	1,746,277	14,894
	Paz Oil Co. Ltd.	148,912	14,637
	Shufersal Ltd.	1,723,170	14,331
	Melisron Ltd.	258,855	13,292
	Electra Ltd.	23,843	12,530
	Amot Investments Ltd.	2,273,653	12,523
*	Phoenix Holdings Ltd.	1,551,580	12,185
	Shapir Engineering & Industry Ltd.	1,676,314	12,034
*	Enlight Renewable Energy Ltd.	6,296,431	11,685
	Reit 1 Ltd.	2,382,809	10,972
	Isracard Ltd.	2,896,585	10,928
	Matrix IT Ltd.	489,666	10,550
*	Israel Corp. Ltd.	49,507	10,136
	Sapiens International Corp. NV	303,665	10,091
	Gazit-Globe Ltd.	1,387,192	8,343
*	AFI Properties Ltd.	222,160	8,083
	Formula Systems 1985 Ltd.	92,308	8,073
	Hilan Ltd.	167,685	7,686
*	Clal Insurance Enterprises Holdings Ltd.	512,964	7,569
	Danel Adir Yeoshua Ltd.	50,224	7,489
	AudioCodes Ltd.	249,925	7,462
	Bayside Land Corp. Ltd.	934,644	7,444
	Maytronics Ltd.	426,333	7,398
	Energix-Renewable Energies Ltd.	1,976,937	7,378
*	Fattal Holdings 1998 Ltd.	62,224	6,032
	FIBI Holdings Ltd.	187,618	5,607
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	79,638	5,254
*	Partner Communications Co. Ltd.	1,037,719	4,973

		Shares	Market Value ($000)
	Sella Capital Real Estate Ltd.	2,287,977	4,866
*	Big Shopping Centers Ltd.	45,285	4,835
	Kenon Holdings Ltd.	177,600	4,820
*	Menora Mivtachim Holdings Ltd.	274,716	4,556
	Gilat Satellite Networks Ltd.	368,533	4,411
*	Migdal Insurance & Financial Holdings Ltd.	3,904,058	4,306
	Mega Or Holdings Ltd.	143,196	4,177
*	Allot Ltd.	328,880	4,168
*	Oil Refineries Ltd.	20,535,518	4,091
	Delek Automotive Systems Ltd.	341,575	3,385
*	Brack Capital Properties NV	37,716	3,276
	IDI Insurance Co. Ltd.	92,999	2,807
*	Cellcom Israel Ltd. (XTAE)	578,574	2,369
	Delta Galil Industries Ltd.	99,932	2,339
*	Kamada Ltd.	344,931	2,271
*	Delek Group Ltd.	70,271	2,146
*	Naphtha Israel Petroleum Corp. Ltd.	394,114	1,768
*	Cellcom Israel Ltd. (XNYS)	96,578	392
			1,390,662
Italy (1.5%)
	Enel SpA	105,313,445	1,044,498
*	Intesa Sanpaolo SpA	209,598,391	456,947
	Stellantis NV	27,841,899	423,101
	Ferrari NV	1,653,636	344,104
	Eni SpA	33,065,357	333,986
	Assicurazioni Generali SpA	16,915,072	288,687
*	UniCredit SpA	28,860,363	263,001
*	CNH Industrial NV	13,338,196	169,961
	Snam SpA	29,335,587	153,827
*	Moncler SpA	2,623,631	147,847
	Terna Rete Elettrica Nazionale SpA	19,120,379	138,664
*	FinecoBank Banca Fineco SpA	8,411,157	130,792
	Prysmian SpA	3,313,123	106,729
*	Atlantia SpA	6,642,332	105,228
	EXOR NV	1,417,526	105,069
*,2	Nexi SpA	5,353,576	94,979
*	Mediobanca Banca di Credito Finanziario SpA	9,059,001	80,618
	Davide Campari-Milano NV	6,722,849	72,260
	Recordati Industria Chimica e Farmaceutica SpA	1,332,975	68,980
	DiaSorin SpA	308,355	67,432
*	Amplifon SpA	1,675,371	66,409
[2]	Poste Italiane SpA	6,203,187	60,617
	Telecom Italia SpA (Registered)	141,137,435	60,433
	Interpump Group SpA	1,103,192	49,478
	Tenaris SA	5,980,247	46,177
*	Banco BPM SpA	19,906,707	43,567
[2]	Infrastrutture Wireless Italiane SpA	3,963,802	42,568
	Italgas SpA	6,811,733	40,854
	Telecom Italia SpA (Bearer)	83,877,558	39,699
	Leonardo SpA	5,282,660	36,602
	Reply SpA	295,560	36,155
	Azimut Holding SpA	1,693,075	35,576
	A2A SpA	21,517,195	34,892
	Hera SpA	9,620,299	33,609
[1]	Buzzi Unicem SpA	1,314,459	32,340
	De' Longhi SpA	897,141	32,197
	Banca Mediolanum SpA	3,600,718	28,533

		Shares	Market Value ($000)
*	Unipol Gruppo SpA	6,486,441	28,460
*	Freni Brembo SpA	2,053,069	27,909
*,2	Pirelli & C SpA	5,339,836	27,809
	Banca Generali SpA	814,208	25,245
*	BPER Banca	13,188,409	24,229
	ERG SpA	779,541	23,770
*	Cerved Group SpA	2,613,817	22,319
	Iren SpA	9,033,744	22,265
[1]	Saipem SpA	7,231,324	18,948
*	ASTM SpA	847,168	18,849
*	Brunello Cucinelli SpA	455,075	18,217
*,1	Salvatore Ferragamo SpA	917,007	17,836
[2]	Anima Holding SpA	3,801,045	17,649
	UnipolSai Assicurazioni SpA	6,875,273	17,416
*,2	Technogym SpA	1,698,222	17,347
*	Banca Popolare di Sondrio SCPA	6,478,142	15,896
[2]	Enav SpA	3,512,923	14,888
	Falck Renewables SpA	1,712,227	13,186
*,1	Mediaset SpA	4,471,030	11,568
	ACEA SpA	570,587	11,290
	Tamburi Investment Partners SpA	1,359,605	10,925
[2]	Carel Industries SpA	521,135	10,772
*,2	GVS SpA	591,827	10,722
[2]	Banca Farmafactoring SpA	1,947,222	10,716
*	MARR SpA	487,338	10,138
*	Societa Cattolica di Assicurazioni SC	2,022,178	9,444
*,1	Autogrill SpA	1,727,304	9,142
	Piaggio & C SpA	2,252,561	7,986
[2]	RAI Way SpA	1,158,392	7,145
[1]	Danieli & C Officine Meccaniche SpA Saving Shares	346,729	6,846
*,1	Juventus Football Club SpA	7,102,879	6,611
*,2	doValue SpA	545,833	6,577
*	CIR SpA-Compagnie Industriali	11,587,445	6,466
	Italmobiliare SpA	186,360	6,196
	Zignago Vetro SpA	362,166	5,883
*,1	Saras SpA	7,698,688	5,052
*	Banca IFIS SpA	490,552	4,972
[1]	Webuild SpA	3,262,910	4,838
*	Credito Emiliano SpA	922,706	4,744
	Cementir Holding NV	570,201	4,685
	Datalogic SpA	260,648	4,531
*,1	Tod's SpA	144,269	4,517
*,1	Maire Tecnimont SpA	1,970,501	4,495
*,1	Banca Monte dei Paschi di Siena SpA	3,502,415	4,374
*	Biesse SpA	181,983	4,283
*,1	Fincantieri SpA	6,696,069	4,189
	Danieli & C Officine Meccaniche SpA	266,718	3,334
	Tenaris SA ADR	170,013	2,628
*	Arnoldo Mondadori Editore SpA	1,419,879	2,336
	Immobiliare Grande Distribuzione SIIQ SpA	431,929	1,896
	DeA Capital SpA	1,057,891	1,529
*	Rizzoli Corriere Della Sera Mediagroup SpA	1,420,041	890
*,3	Gemina SpA	315,232	—
*,3	AMCO - Asset Management Co. SpA	65,815	—
			5,900,374
Japan (16.3%)
	Toyota Motor Corp.	33,294,373	2,335,129

	Shares	Market Value ($000)
Sony Corp.	16,701,765	1,598,570
SoftBank Group Corp.	19,698,749	1,526,121
Keyence Corp.	2,438,387	1,309,124
Shin-Etsu Chemical Co. Ltd.	5,380,968	936,712
Nidec Corp.	6,283,486	836,195
Daiichi Sankyo Co. Ltd.	25,836,547	831,705
Nintendo Co. Ltd.	1,443,873	831,144
Recruit Holdings Co. Ltd.	18,257,203	794,141
Mitsubishi UFJ Financial Group Inc.	168,514,103	760,973
Tokyo Electron Ltd.	1,999,830	760,441
Daikin Industries Ltd.	3,588,581	757,666
Murata Manufacturing Co. Ltd.	7,712,436	740,764
Takeda Pharmaceutical Co. Ltd.	20,232,058	711,554
FANUC Corp.	2,597,433	678,110
KDDI Corp.	22,963,052	674,947
Hoya Corp.	4,913,442	628,694
Honda Motor Co. Ltd.	23,132,167	610,844
Fast Retailing Co. Ltd.	695,346	597,665
Sumitomo Mitsui Financial Group Inc.	17,404,531	540,730
ITOCHU Corp.	18,322,411	524,735
Hitachi Ltd.	12,504,816	515,140
SoftBank Corp.	37,251,461	489,352
M3 Inc.	5,722,886	481,722
SMC Corp.	775,118	469,073
Chugai Pharmaceutical Co. Ltd.	8,814,201	461,240
Kao Corp.	6,301,670	457,229
Mizuho Financial Group Inc.	34,075,902	449,200
Tokio Marine Holdings Inc.	8,803,347	432,428
Nippon Telegraph & Telephone Corp.	16,721,902	417,944
Mitsui & Co. Ltd.	22,069,258	409,486
Astellas Pharma Inc.	25,205,801	409,141
Mitsubishi Electric Corp.	26,734,097	407,824
Mitsubishi Corp.	16,082,302	407,399
Seven & i Holdings Co. Ltd.	10,406,513	397,404
Oriental Land Co. Ltd.	2,534,197	396,631
Fujitsu Ltd.	2,565,173	391,445
Panasonic Corp.	28,846,808	374,496
Central Japan Railway Co.	2,439,432	349,308
Terumo Corp.	8,882,862	345,238
Denso Corp.	6,159,871	342,397
Shiseido Co. Ltd.	5,239,789	340,165
Komatsu Ltd.	12,317,161	337,484
Kubota Corp.	14,882,980	326,996
East Japan Railway Co.	4,868,372	321,128
Japan Tobacco Inc.	15,967,065	317,174
Sysmex Corp.	2,580,113	301,002
Aeon Co. Ltd.	9,527,722	298,492
Canon Inc.	13,446,404	297,455
Bridgestone Corp.	7,774,777	289,669
Suzuki Motor Corp.	6,128,325	276,560
ORIX Corp.	16,948,516	271,954
FUJIFILM Holdings Corp.	4,722,465	270,512
Kyocera Corp.	4,139,970	265,340
TDK Corp.	1,623,694	262,538
Eisai Co. Ltd.	3,577,223	261,078
Olympus Corp.	14,309,460	258,726
Mitsui Fudosan Co. Ltd.	12,584,406	255,434
Shimano Inc.	1,059,854	248,507

		Shares	Market Value ($000)
	Daiwa House Industry Co. Ltd.	8,714,805	247,072
	Mitsubishi Estate Co. Ltd.	15,525,738	245,617
	Otsuka Holdings Co. Ltd.	5,666,513	241,968
	Secom Co. Ltd.	2,625,035	237,852
	Unicharm Corp.	5,271,636	236,430
	Asahi Group Holdings Ltd.	5,657,101	228,390
	Bandai Namco Holdings Inc.	2,647,377	225,745
	Omron Corp.	2,523,483	223,572
	Kirin Holdings Co. Ltd.	10,313,078	221,669
	Dai-ichi Life Holdings Inc.	14,401,584	219,434
	Z Holdings Corp.	35,283,605	219,193
	Nomura Holdings Inc.	40,832,063	216,044
	Advantest Corp.	2,663,884	210,519
	Shionogi & Co. Ltd.	3,727,755	202,380
	Nitori Holdings Co. Ltd.	1,012,146	200,874
	Sumitomo Corp.	14,912,123	197,952
	Toshiba Corp.	5,977,530	195,203
	NEC Corp.	3,566,017	194,023
	Nippon Paint Holdings Co. Ltd.	2,093,050	188,217
	MS&AD Insurance Group Holdings Inc.	6,502,940	187,098
	Asahi Kasei Corp.	16,769,811	186,477
	Nitto Denko Corp.	1,997,241	181,035
	Yaskawa Electric Corp.	3,497,308	179,371
	Sompo Holdings Inc.	4,472,593	178,601
	Kikkoman Corp.	2,488,187	175,574
	Ono Pharmaceutical Co. Ltd.	5,838,373	174,270
	Japan Exchange Group Inc.	7,292,494	170,247
	Obic Co. Ltd.	908,862	170,052
	Toyota Industries Corp.	2,138,513	168,452
	Nexon Co. Ltd.	5,533,120	167,894
	Sumitomo Realty & Development Co. Ltd.	5,390,441	162,715
	ENEOS Holdings Inc.	39,170,109	158,747
	Subaru Corp.	8,235,216	158,200
	Ajinomoto Co. Inc.	6,658,405	157,446
	Makita Corp.	3,298,931	157,424
	Pan Pacific International Holdings Corp.	6,915,305	155,289
	Daifuku Co. Ltd.	1,314,586	150,031
	Sekisui House Ltd.	7,672,330	148,233
	Sumitomo Mitsui Trust Holdings Inc.	4,945,241	147,951
	SG Holdings Co. Ltd.	5,757,048	147,569
	Japan Post Holdings Co. Ltd.	17,796,745	141,530
	Marubeni Corp.	21,169,509	140,657
	Sumitomo Metal Mining Co. Ltd.	3,238,064	140,396
	Shimadzu Corp.	3,644,060	139,317
	Lasertec Corp.	1,036,277	138,807
	Sumitomo Electric Industries Ltd.	10,151,484	135,507
*	Nissan Motor Co. Ltd.	26,194,587	135,052
	Toray Industries Inc.	20,364,559	132,873
	West Japan Railway Co.	2,447,443	130,476
*	Nippon Steel Corp.	11,026,791	127,377
	Tokyo Gas Co. Ltd.	5,748,946	125,975
	MEIJI Holdings Co. Ltd.	1,810,763	123,603
	MINEBEA MITSUMI Inc.	5,534,592	122,832
	MISUMI Group Inc.	3,771,199	122,790
	NTT Data Corp.	8,536,839	122,599
	Disco Corp.	376,404	122,451
	Odakyu Electric Railway Co. Ltd.	4,174,019	121,328
	Yamaha Corp.	2,126,911	119,865

		Shares	Market Value ($000)
	Nomura Research Institute Ltd.	3,552,021	119,648
	Toyota Tsusho Corp.	3,033,466	118,486
	Mitsubishi Chemical Holdings Corp.	17,275,798	118,165
	Chubu Electric Power Co. Inc.	9,444,627	115,675
	Keio Corp.	1,567,523	114,719
	Rohm Co. Ltd.	1,115,032	113,134
	Mitsubishi Heavy Industries Ltd.	3,874,046	111,275
*	Renesas Electronics Corp.	9,687,985	110,554
	Yamato Holdings Co. Ltd.	4,445,486	110,296
	TOTO Ltd.	1,963,635	108,758
	Rakuten Inc.	10,842,152	106,716
	Nissan Chemical Corp.	1,842,561	104,950
	Nihon M&A Center Inc.	1,783,555	103,284
	Kintetsu Group Holdings Co. Ltd.	2,434,834	102,479
	Hamamatsu Photonics KK	1,752,017	101,621
	Resona Holdings Inc.	29,185,892	101,315
	Koito Manufacturing Co. Ltd.	1,565,133	100,982
	Kyowa Kirin Co. Ltd.	3,404,450	100,912
	Taiyo Yuden Co. Ltd.	1,700,021	99,725
	Osaka Gas Co. Ltd.	5,356,393	99,054
	Kansai Electric Power Co. Inc.	9,892,752	96,992
	Daiwa Securities Group Inc.	20,346,135	96,836
	Sumitomo Chemical Co. Ltd.	20,543,063	96,704
	Hankyu Hanshin Holdings Inc.	2,923,632	94,594
	Dentsu Group Inc.	2,962,109	94,477
	Kobayashi Pharmaceutical Co. Ltd.	830,596	93,533
	Yakult Honsha Co. Ltd.	1,814,407	92,674
	Daito Trust Construction Co. Ltd.	888,843	92,630
	Azbil Corp.	1,813,269	92,351
	T&D Holdings Inc.	7,464,635	86,992
	Trend Micro Inc.	1,579,868	86,948
	AGC Inc.	2,492,879	86,599
	Taisei Corp.	2,644,240	85,666
	Asahi Intecc Co. Ltd.	2,569,753	84,371
	Yamaha Motor Co. Ltd.	3,823,257	84,346
	Lixil Corp.	3,591,551	83,756
	Sekisui Chemical Co. Ltd.	4,612,073	83,184
	CyberAgent Inc.	1,314,560	82,297
	Nissin Foods Holdings Co. Ltd.	947,758	81,919
*	Tokyo Electric Power Co. Holdings Inc.	21,308,520	81,738
	Kajima Corp.	6,073,068	81,371
	Santen Pharmaceutical Co. Ltd.	4,864,081	80,446
	MonotaRO Co. Ltd.	1,605,444	80,446
	Lion Corp.	3,448,201	78,812
	SBI Holdings Inc.	3,149,937	78,636
	Kansai Paint Co. Ltd.	2,651,862	78,058
	Konami Holdings Corp.	1,270,853	77,880
	GMO Payment Gateway Inc.	545,898	77,774
	Capcom Co. Ltd.	1,237,043	77,611
	Tobu Railway Co. Ltd.	2,739,222	77,296
	Tokyu Corp.	6,559,217	77,125
	Miura Co. Ltd.	1,352,998	77,035
	Ryohin Keikaku Co. Ltd.	3,212,833	76,821
	JSR Corp.	2,509,084	76,566
	Obayashi Corp.	8,946,569	74,938
	Idemitsu Kosan Co. Ltd.	3,167,480	74,385
	Oji Holdings Corp.	12,115,114	73,242
	TIS Inc.	3,262,336	72,544

		Shares	Market Value ($000)
	Aisin Seiki Co. Ltd.	2,358,504	72,491
	Toho Gas Co. Ltd.	1,228,165	72,199
	Yokogawa Electric Corp.	3,338,820	72,180
	Nabtesco Corp.	1,608,493	72,154
	Brother Industries Ltd.	3,212,970	71,645
	Hirose Electric Co. Ltd.	455,162	71,464
	Inpex Corp.	12,254,073	70,933
	Otsuka Corp.	1,405,754	70,781
*	PeptiDream Inc.	1,198,593	69,974
	Ricoh Co. Ltd.	9,131,242	69,233
	Fuji Electric Co. Ltd.	1,734,681	69,120
	Ibiden Co. Ltd.	1,483,138	68,823
	Mitsui Chemicals Inc.	2,380,909	68,224
	Isuzu Motors Ltd.	6,993,377	66,877
	Pigeon Corp.	1,486,137	66,869
	SUMCO Corp.	3,128,666	65,977
	Tsuruha Holdings Inc.	495,715	65,826
	Nagoya Railroad Co. Ltd.	2,581,990	65,763
	Nippon Express Co. Ltd.	966,482	65,664
	Tosoh Corp.	3,780,922	64,834
	Dai Nippon Printing Co. Ltd.	3,733,004	64,346
	Keisei Electric Railway Co. Ltd.	1,881,221	63,875
	Tokyo Century Corp.	783,234	63,579
	Hikari Tsushin Inc.	302,712	63,483
	Stanley Electric Co. Ltd.	2,010,221	62,885
	Seiko Epson Corp.	3,690,304	62,864
	Kose Corp.	390,855	62,818
	Hoshizaki Corp.	706,592	62,717
	Keihan Holdings Co. Ltd.	1,357,753	61,898
	Kurita Water Industries Ltd.	1,522,489	61,798
	Toyo Suisan Kaisha Ltd.	1,251,186	61,576
	NGK Insulators Ltd.	3,513,064	61,522
	Square Enix Holdings Co. Ltd.	1,056,555	60,756
	Nisshin Seifun Group Inc.	3,576,184	60,194
*	JFE Holdings Inc.	6,900,123	59,868
	Kyushu Electric Power Co. Inc.	6,448,704	59,825
	Toho Co. Ltd. (Tokyo)	1,535,039	59,460
	Hisamitsu Pharmaceutical Co. Inc.	991,468	59,384
	NH Foods Ltd.	1,371,210	58,761
	Suntory Beverage & Food Ltd.	1,675,425	58,526
	Hulic Co. Ltd.	5,109,821	57,772
	USS Co. Ltd.	2,932,677	57,749
	Mitsubishi Gas Chemical Co. Inc.	2,486,723	56,899
	Mazda Motor Corp.	7,933,462	56,558
	Tohoku Electric Power Co. Inc.	6,539,453	56,125
	Concordia Financial Group Ltd.	15,333,040	55,491
	Nippon Building Fund Inc.	9,136	55,182
	Keikyu Corp.	3,425,026	54,938
	NSK Ltd.	6,028,049	54,655
	Toppan Printing Co. Ltd.	3,824,408	54,391
	Bank of Kyoto Ltd.	1,017,576	53,398
	Nippon Prologis REIT Inc.	16,377	53,387
	Rinnai Corp.	506,045	52,856
	Oracle Corp. Japan	443,238	52,221
	Nippon Shinyaku Co. Ltd.	703,826	51,815
	Kakaku.com Inc.	1,786,732	51,748
	Shizuoka Bank Ltd.	7,094,125	51,570
	Nippon Yusen KK	2,237,259	51,532

		Shares	Market Value ($000)
	Shimizu Corp.	7,263,107	51,163
	Casio Computer Co. Ltd.	2,895,505	51,155
	Chugoku Electric Power Co. Inc.	4,103,468	50,599
	Kuraray Co. Ltd.	4,694,417	50,293
	Marui Group Co. Ltd.	2,802,554	50,225
	THK Co. Ltd.	1,576,405	50,092
	NGK Spark Plug Co. Ltd.	2,682,049	50,031
	Yamada Holdings Co. Ltd.	9,774,222	49,827
	Japan Post Insurance Co. Ltd.	2,515,516	49,408
	Ito En Ltd.	775,108	48,365
	Sushiro Global Holdings Ltd.	1,407,339	48,143
	Amada Co. Ltd.	4,262,254	47,988
	Tokyu Fudosan Holdings Corp.	8,434,706	47,662
[1]	Showa Denko KK	1,975,193	47,124
	Teijin Ltd.	2,573,092	47,073
	Alfresa Holdings Corp.	2,355,415	46,955
	Itochu Techno-Solutions Corp.	1,331,805	46,952
	Hakuhodo DY Holdings Inc.	3,233,662	46,858
	Welcia Holdings Co. Ltd.	1,380,580	46,772
	Koei Tecmo Holdings Co. Ltd.	811,827	46,507
	Chiba Bank Ltd.	8,545,720	46,481
[1]	Japan Post Bank Co. Ltd.	5,373,929	46,468
[1]	Anritsu Corp.	1,885,902	46,466
	Sohgo Security Services Co. Ltd.	937,109	46,113
	COMSYS Holdings Corp.	1,554,395	46,038
	Japan Real Estate Investment Corp.	7,550	46,009
	Denka Co. Ltd.	1,206,261	45,940
	NOF Corp.	948,868	45,597
	Kyushu Railway Co.	2,137,611	44,892
*	ANA Holdings Inc.	2,109,638	44,863
	Ebara Corp.	1,289,538	44,524
	Sharp Corp.	2,128,728	44,218
	Sega Sammy Holdings Inc.	2,735,793	43,573
	Persol Holdings Co. Ltd.	2,314,302	43,406
	Sumitomo Heavy Industries Ltd.	1,559,356	43,393
*,1	Skylark Holdings Co. Ltd.	2,629,186	43,193
	Nichirei Corp.	1,486,269	43,065
	Hitachi Metals Ltd.	2,687,145	42,873
	Haseko Corp.	3,621,674	42,689
	Iida Group Holdings Co. Ltd.	1,923,715	42,436
*	Kawasaki Heavy Industries Ltd.	1,996,686	42,431
	GLP J-Reit	26,287	42,350
	Hitachi Construction Machinery Co. Ltd.	1,441,627	42,023
	Nifco Inc.	1,196,522	41,828
	SCREEN Holdings Co. Ltd.	539,169	41,585
	Mitsui OSK Lines Ltd.	1,526,370	41,439
	Matsumotokiyoshi Holdings Co. Ltd.	1,039,335	41,220
	Asics Corp.	2,331,603	41,040
	Taiheiyo Cement Corp.	1,640,871	40,853
	Nomura Real Estate Master Fund Inc.	26,541	40,411
	Air Water Inc.	2,491,266	40,277
	Medipal Holdings Corp.	1,965,366	40,240
	Fukuoka Financial Group Inc.	2,229,276	39,878
	Tokai Carbon Co. Ltd.	2,719,559	39,258
	Suzuken Co. Ltd.	1,011,147	39,161
	Taisho Pharmaceutical Holdings Co. Ltd.	597,071	39,048
	Rohto Pharmaceutical Co. Ltd.	1,317,729	38,596
	ZOZO Inc.	1,360,703	38,104

		Shares	Market Value ($000)
	NET One Systems Co. Ltd.	1,140,028	38,034
	Nippon Sanso Holdings Corp.	1,971,213	37,999
	Tokyo Tatemono Co. Ltd.	2,814,393	37,996
	TechnoPro Holdings Inc.	497,327	37,868
	House Foods Group Inc.	1,021,461	37,734
	Zensho Holdings Co. Ltd.	1,358,616	37,583
	Sumitomo Dainippon Pharma Co. Ltd.	2,302,804	37,435
	Cosmos Pharmaceutical Corp.	243,951	37,195
	Sojitz Corp.	15,987,809	37,011
	Nankai Electric Railway Co. Ltd.	1,521,403	36,960
	Kyowa Exeo Corp.	1,414,269	36,928
	Electric Power Development Co. Ltd.	2,261,591	36,923
	Relo Group Inc.	1,475,310	36,707
	Mitsubishi Materials Corp.	1,719,515	36,536
	Kagome Co. Ltd.	1,094,667	36,276
	Alps Alpine Co. Ltd.	2,705,808	36,159
	Sundrug Co. Ltd.	907,477	36,003
	Sumitomo Forestry Co. Ltd.	1,858,970	36,001
	Nomura Real Estate Holdings Inc.	1,600,463	35,748
	Horiba Ltd.	545,645	35,722
	Tokyo Ohka Kogyo Co. Ltd.	525,845	35,334
	Nikon Corp.	4,414,301	35,179
*	Japan Airlines Co. Ltd.	1,960,146	34,988
	Kewpie Corp.	1,508,880	34,793
	Fancl Corp.	940,488	34,531
	Shimamura Co. Ltd.	310,308	34,462
	Iwatani Corp.	557,940	34,414
	Justsystems Corp.	472,351	34,321
	Open House Co. Ltd.	847,166	34,101
	Nihon Unisys Ltd.	887,718	33,687
	Japan Airport Terminal Co. Ltd.	637,274	33,526
	JGC Holdings Corp.	2,945,069	33,367
	Sugi Holdings Co. Ltd.	502,552	33,026
	Zeon Corp.	2,048,559	32,890
	Penta-Ocean Construction Co. Ltd.	4,014,348	32,890
	GS Yuasa Corp.	1,111,682	32,841
	SCSK Corp.	585,302	32,553
	Yamazaki Baking Co. Ltd.	1,750,726	32,233
	K's Holdings Corp.	2,380,263	32,186
	Zenkoku Hosho Co. Ltd.	714,934	31,913
	Ezaki Glico Co. Ltd.	726,250	31,910
	Lawson Inc.	650,735	31,605
	Hino Motors Ltd.	3,664,385	31,584
	Ship Healthcare Holdings Inc.	543,752	31,286
	Sanwa Holdings Corp.	2,723,114	31,045
	Nihon Kohden Corp.	1,041,699	31,041
	Calbee Inc.	1,041,659	30,805
	Daiwa House REIT Investment Corp.	11,382	30,661
	Japan Retail Fund Investment Corp.	16,126	30,600
	Shinsei Bank Ltd.	2,483,040	30,437
	IHI Corp.	1,727,368	30,250
	Aozora Bank Ltd.	1,637,274	30,176
	Tsumura & Co.	925,306	30,109
	Mitsubishi UFJ Lease & Finance Co. Ltd.	6,153,117	30,108
	Fuji Corp.	1,148,798	30,027
	Goldwin Inc.	496,086	29,901
	Ulvac Inc.	659,375	29,798
	Kaneka Corp.	827,412	29,715

		Shares	Market Value ($000)
	Nishi-Nippon Railroad Co. Ltd.	1,083,227	29,550
	Mabuchi Motor Co. Ltd.	714,590	29,467
	Isetan Mitsukoshi Holdings Ltd.	4,746,351	29,181
	SHO-BOND Holdings Co. Ltd.	665,393	28,953
	Takara Holdings Inc.	2,465,833	28,745
*	Park24 Co. Ltd.	1,510,199	28,684
	Coca-Cola Bottlers Japan Holdings Inc.	1,861,571	28,260
	Morinaga Milk Industry Co. Ltd.	566,728	28,198
	Daicel Corp.	3,704,072	28,177
	JTEKT Corp.	3,170,932	28,176
	Toyoda Gosei Co. Ltd.	1,059,643	28,024
	BayCurrent Consulting Inc.	185,583	27,981
	DIC Corp.	1,141,421	27,946
	J Front Retailing Co. Ltd.	3,350,822	27,760
	Kinden Corp.	1,720,642	27,648
	Aeon Mall Co. Ltd.	1,685,890	27,293
	Ube Industries Ltd.	1,426,068	27,090
	Mitsui Mining & Smelting Co. Ltd.	775,769	27,017
	Mebuki Financial Group Inc.	13,835,042	26,786
	SMS Co. Ltd.	714,810	26,523
	JCR Pharmaceuticals Co. Ltd.	802,539	26,432
	Konica Minolta Inc.	6,089,571	26,417
	FP Corp.	655,917	26,247
	Sotetsu Holdings Inc.	1,113,078	26,123
	Sankyu Inc.	688,706	25,931
	Seibu Holdings Inc.	2,801,155	25,724
	Mitsubishi Logistics Corp.	923,160	25,706
	As One Corp.	173,893	25,505
	Orix JREIT Inc.	15,095	25,312
	JAFCO Group Co. Ltd.	466,385	25,222
	OKUMA Corp.	419,563	25,190
	Nippon Shokubai Co. Ltd.	449,533	25,178
	Hirogin Holdings Inc.	4,327,065	25,140
	Sawai Pharmaceutical Co. Ltd.	549,851	25,135
	Rengo Co. Ltd.	3,020,127	25,119
	Nippon Gas Co. Ltd.	519,561	25,068
	Credit Saison Co. Ltd.	2,183,627	24,908
	Tokyo Seimitsu Co. Ltd.	537,567	24,855
	Infomart Corp.	2,887,787	24,737
	Tokuyama Corp.	977,807	24,407
	Japan Steel Works Ltd.	877,945	24,392
	DeNA Co. Ltd.	1,298,807	24,247
	Ain Holdings Inc.	383,033	24,061
	Benefit One Inc.	848,804	24,060
	Toda Corp.	3,404,498	24,024
[1]	Sumitomo Rubber Industries Ltd.	2,608,725	24,008
	Nippon Electric Glass Co. Ltd.	1,087,738	23,897
	Aica Kogyo Co. Ltd.	731,102	23,791
	Kamigumi Co. Ltd.	1,348,571	23,790
	Acom Co. Ltd.	5,399,073	23,734
	GMO internet Inc.	833,057	23,533
	Dowa Holdings Co. Ltd.	641,387	23,459
	Yokohama Rubber Co. Ltd.	1,488,857	23,450
	Seino Holdings Co. Ltd.	1,804,714	23,380
	PALTAC Corp.	446,312	23,192
	Furukawa Electric Co. Ltd.	857,848	23,131
	Shinko Electric Industries Co. Ltd.	917,531	23,065
	Takuma Co. Ltd.	1,080,544	22,799

		Shares	Market Value ($000)
	Fujitec Co. Ltd.	1,042,313	22,741
	Bic Camera Inc.	2,100,583	22,718
	Mani Inc.	855,768	22,678
	Amano Corp.	965,131	22,444
	ADEKA Corp.	1,337,951	22,380
	Nippon Kayaku Co. Ltd.	2,361,516	22,292
	United Urban Investment Corp.	16,275	22,142
	Morinaga & Co. Ltd.	556,543	22,141
	Jeol Ltd.	540,666	22,141
	Iyo Bank Ltd.	3,843,962	22,062
*,1	RENOVA Inc.	620,638	22,027
	Advance Residence Investment Corp.	7,394	21,951
	TS Tech Co. Ltd.	753,894	21,825
	Japan Elevator Service Holdings Co. Ltd.	927,050	21,821
	Toyo Tire Corp.	1,423,507	21,620
	DMG Mori Co. Ltd.	1,371,278	21,532
	Cosmo Energy Holdings Co. Ltd.	971,178	21,506
	H.U. Group Holdings Inc.	722,924	21,495
	Menicon Co. Ltd.	354,243	21,320
	Kyushu Financial Group Inc.	5,321,609	21,283
	ABC-Mart Inc.	373,123	21,223
	Daiwabo Holdings Co. Ltd.	251,485	21,196
	Toyo Seikan Group Holdings Ltd.	1,977,473	21,192
	Katitas Co. Ltd.	702,079	20,977
	Nagase & Co. Ltd.	1,462,489	20,973
	IR Japan Holdings Ltd.	125,158	20,909
	NOK Corp.	1,587,567	20,716
*	Kawasaki Kisen Kaisha Ltd.	1,179,896	20,654
	Daido Steel Co. Ltd.	501,435	20,519
	Yaoko Co. Ltd.	311,291	20,418
	Seven Bank Ltd.	9,259,735	20,400
	Asahi Holdings Inc.	534,129	20,336
	OSG Corp.	1,122,139	20,210
	Pola Orbis Holdings Inc.	1,004,353	20,106
	Hachijuni Bank Ltd.	6,281,609	20,084
	Ushio Inc.	1,540,440	19,922
	Izumi Co. Ltd.	553,655	19,897
	Meitec Corp.	379,210	19,875
	Nipro Corp.	1,680,451	19,815
	Benesse Holdings Inc.	1,024,274	19,772
	Inaba Denki Sangyo Co. Ltd.	844,172	19,733
*	Mitsubishi Motors Corp.	8,648,812	19,664
	Fujitsu General Ltd.	788,379	19,597
	Daiichikosho Co. Ltd.	567,973	19,595
	AEON Financial Service Co. Ltd.	1,617,384	19,424
	Mirait Holdings Corp.	1,207,860	19,252
[1]	Yoshinoya Holdings Co. Ltd.	913,155	19,219
	Shochiku Co. Ltd.	140,169	19,218
	Fuji Oil Holdings Inc.	651,204	19,045
	Nichias Corp.	829,283	18,942
	Industrial & Infrastructure Fund Investment Corp.	10,467	18,841
	Toei Co. Ltd.	103,406	18,815
	Kaken Pharmaceutical Co. Ltd.	478,904	18,795
	Chugoku Bank Ltd.	2,404,892	18,711
	Maruichi Steel Tube Ltd.	866,602	18,710
	Daio Paper Corp.	1,035,041	18,694
	Nitto Boseki Co. Ltd.	397,329	18,635

		Shares	Market Value ($000)
	Takashimaya Co. Ltd.	1,960,638	18,616
*	Kobe Steel Ltd.	3,990,790	18,565
	Kadokawa Corp.	571,090	18,549
	Yamaguchi Financial Group Inc.	3,259,561	18,536
	NSD Co. Ltd.	967,210	18,514
	Kusuri no Aoki Holdings Co. Ltd.	225,084	18,430
	Gunma Bank Ltd.	5,969,903	18,414
	Fuyo General Lease Co. Ltd.	264,728	18,347
	Heiwa Real Estate Co. Ltd.	535,596	18,328
	Hazama Ando Corp.	2,639,303	18,302
	Systena Corp.	970,482	18,283
	Nippo Corp.	722,415	18,002
	Lintec Corp.	794,126	17,987
	Takara Bio Inc.	648,013	17,981
	Milbon Co. Ltd.	273,230	17,873
	Toagosei Co. Ltd.	1,684,570	17,852
	CKD Corp.	784,907	17,834
	Topcon Corp.	1,468,849	17,751
	Sapporo Holdings Ltd.	907,502	17,606
	Japan Prime Realty Investment Corp.	4,978	17,563
	Outsourcing Inc.	1,398,948	17,537
	Nishimatsu Construction Co. Ltd.	754,304	17,479
	cocokara fine Inc.	267,667	17,432
*	Fujikura Ltd.	3,692,209	17,304
	Sankyo Co. Ltd.	602,516	17,210
	Kyudenko Corp.	563,541	17,126
	Fukuyama Transporting Co. Ltd.	438,179	17,085
	NEC Networks & System Integration Corp.	963,144	17,054
	Sumitomo Bakelite Co. Ltd.	471,182	16,900
	Mizuho Leasing Co. Ltd.	542,257	16,865
	Tadano Ltd.	1,725,391	16,834
	Nippon Paper Industries Co. Ltd.	1,372,957	16,764
	Ariake Japan Co. Ltd.	257,378	16,688
	Hokuriku Electric Power Co.	2,545,934	16,662
	Kobe Bussan Co. Ltd.	600,928	16,646
	Daiseki Co. Ltd.	522,565	16,555
	Wacom Co. Ltd.	1,851,937	16,539
	Duskin Co. Ltd.	622,843	16,433
	Kureha Corp.	263,781	16,339
	Fuji Kyuko Co. Ltd.	336,053	16,237
	NHK Spring Co. Ltd.	2,358,984	16,137
	Digital Garage Inc.	466,933	15,986
*	NTN Corp.	6,044,694	15,966
	Internet Initiative Japan Inc.	778,575	15,957
	Toyobo Co. Ltd.	1,270,489	15,946
	Shikoku Electric Power Co. Inc.	2,340,134	15,936
	Nippon Suisan Kaisha Ltd.	3,813,696	15,925
	Hokuhoku Financial Group Inc.	1,795,136	15,844
	Trusco Nakayama Corp.	610,334	15,799
	Kanematsu Corp.	1,255,069	15,785
	Kokuyo Co. Ltd.	1,196,535	15,574
	Sumitomo Osaka Cement Co. Ltd.	512,183	15,493
	Takasago Thermal Engineering Co. Ltd.	1,019,302	15,391
*	SHIFT Inc.	125,237	15,384
	Maeda Corp.	1,863,904	15,262
	Wacoal Holdings Corp.	757,961	15,115
	Sakata Seed Corp.	425,615	15,020
	Hitachi Capital Corp.	606,442	14,962

		Shares	Market Value ($000)
	Tri Chemical Laboratories Inc.	362,196	14,946
	Nisshinbo Holdings Inc.	1,998,856	14,867
	Senko Group Holdings Co. Ltd.	1,590,120	14,775
	Japan Lifeline Co. Ltd.	1,016,609	14,668
	Fuji Soft Inc.	283,910	14,667
	Kandenko Co. Ltd.	1,699,783	14,652
	Toyota Boshoku Corp.	905,416	14,639
	Kotobuki Spirits Co. Ltd.	269,955	14,622
	Japan Logistics Fund Inc.	4,887	14,618
	TOKAI Holdings Corp.	1,569,899	14,613
	Toho Holdings Co. Ltd.	770,377	14,508
	NS Solutions Corp.	447,799	14,386
	Nikkon Holdings Co. Ltd.	711,287	14,354
[1]	Colowide Co. Ltd.	780,461	14,237
	Activia Properties Inc.	3,552	14,203
	Elecom Co. Ltd.	298,490	14,140
	JINS Holdings Inc.	216,304	14,054
	Canon Marketing Japan Inc.	637,152	13,980
	Glory Ltd.	720,888	13,973
	Autobacs Seven Co. Ltd.	1,015,765	13,948
	Sekisui House Reit Inc.	19,265	13,943
	Hitachi Zosen Corp.	2,435,720	13,901
	Mitsui Fudosan Logistics Park Inc.	2,777	13,883
	Nippon Accommodations Fund Inc.	2,518	13,856
	Japan Hotel REIT Investment Corp.	27,472	13,838
	Monex Group Inc.	2,672,201	13,800
	Hanwa Co. Ltd.	533,313	13,777
	Pilot Corp.	477,060	13,719
	Kintetsu World Express Inc.	558,952	13,703
	Resorttrust Inc.	965,972	13,676
	OBIC Business Consultants Co. Ltd.	213,434	13,592
	LaSalle Logiport REIT	8,630	13,541
	Meidensha Corp.	582,781	13,540
	Taiyo Holdings Co. Ltd.	225,301	13,411
*,1	Change Inc.	384,087	13,382
[1]	Takeda Pharmaceutical Co. Ltd. ADR	758,744	13,377
	Mochida Pharmaceutical Co. Ltd.	356,007	13,362
	Oki Electric Industry Co. Ltd.	1,276,992	13,340
	Nippon Light Metal Holdings Co. Ltd.	733,804	13,249
	Nishi-Nippon Financial Holdings Inc.	2,195,321	13,198
	Yamato Kogyo Co. Ltd.	521,078	13,169
	Macnica Fuji Electronics Holdings Inc.	623,162	13,059
	Sanrio Co. Ltd.	868,715	12,943
	DTS Corp.	606,502	12,924
	DCM Holdings Co. Ltd.	1,276,373	12,898
	Maruwa Co. Ltd.	122,854	12,857
	Megmilk Snow Brand Co. Ltd.	594,047	12,816
	Maruha Nichiro Corp.	569,085	12,804
	Kenedix Office Investment Corp.	1,988	12,796
	Shoei Co. Ltd.	312,756	12,745
	en-japan Inc.	444,942	12,744
	Sanken Electric Co. Ltd.	309,138	12,736
	EDION Corp.	1,294,121	12,682
	Mitsui High-Tec Inc.	322,950	12,657
	Nihon Parkerizing Co. Ltd.	1,300,674	12,629
	Valor Holdings Co. Ltd.	533,246	12,617
	Kumagai Gumi Co. Ltd.	509,397	12,603
	KH Neochem Co. Ltd.	556,261	12,544

		Shares	Market Value ($000)
	Toshiba TEC Corp.	337,519	12,542
	Digital Arts Inc.	132,104	12,523
	Matsui Securities Co. Ltd.	1,609,754	12,518
	Prima Meat Packers Ltd.	400,730	12,513
	Ichibanya Co. Ltd.	253,803	12,407
	Makino Milling Machine Co. Ltd.	305,276	12,302
	Okumura Corp.	493,399	12,298
	Arcs Co. Ltd.	555,587	12,297
	77 Bank Ltd.	972,626	12,228
	Information Services International-Dentsu Ltd.	330,972	12,207
	Iriso Electronics Co. Ltd.	267,755	12,199
	Hitachi Transport System Ltd.	413,970	12,167
	Shiga Bank Ltd.	663,101	12,128
	Maruwa Unyu Kikan Co. Ltd.	568,484	12,114
	Daihen Corp.	255,925	12,108
	GungHo Online Entertainment Inc.	485,577	12,106
	Kansai Mirai Financial Group Inc.	2,519,178	12,057
	Paramount Bed Holdings Co. Ltd.	273,703	11,987
	San-A Co. Ltd.	305,311	11,845
	Itoham Yonekyu Holdings Inc.	1,745,316	11,810
	Tsugami Corp.	717,810	11,754
	Tsubakimoto Chain Co.	453,725	11,668
	TKC Corp.	177,133	11,655
	Hokkaido Electric Power Co. Inc.	2,735,352	11,604
	Daishi Hokuetsu Financial Group Inc.	555,427	11,594
	Takeuchi Manufacturing Co. Ltd.	506,548	11,534
	Tomy Co. Ltd.	1,330,385	11,445
	Sangetsu Corp.	765,752	11,435
	MOS Food Services Inc.	385,160	11,434
	Heiwado Co. Ltd.	551,749	11,406
[1]	Zojirushi Corp.	684,774	11,383
[1]	Anicom Holdings Inc.	1,048,000	11,364
	Nichicon Corp.	834,572	11,342
	Fuji Seal International Inc.	610,346	11,334
[1]	Atom Corp.	1,321,960	11,312
	Japan Material Co. Ltd.	804,462	11,231
	Tokai Rika Co. Ltd.	682,235	11,179
	Central Glass Co. Ltd.	539,295	11,024
	BML Inc.	316,487	11,014
	Citizen Watch Co. Ltd.	3,616,206	10,996
	ASKUL Corp.	310,708	10,973
	Nichiha Corp.	366,187	10,973
	JCU Corp.	294,572	10,972
	Nippon Soda Co. Ltd.	382,014	10,942
	Create SD Holdings Co. Ltd.	337,021	10,937
*	UT Group Co. Ltd.	356,273	10,926
	Kumiai Chemical Industry Co. Ltd.	1,333,758	10,901
	Invincible Investment Corp.	32,592	10,866
	Nojima Corp.	423,513	10,816
	Fujimi Inc.	263,968	10,811
[1]	Kyoritsu Maintenance Co. Ltd.	333,621	10,803
	Komeri Co. Ltd.	406,552	10,796
	Japan Aviation Electronics Industry Ltd.	690,750	10,721
	Kiyo Bank Ltd.	824,870	10,641
	Starts Corp. Inc.	411,324	10,587
	Kanamoto Co. Ltd.	494,535	10,577
	Nippn Corp.	670,242	10,552
	Kohnan Shoji Co. Ltd.	387,272	10,531

		Shares	Market Value ($000)
	Joyful Honda Co. Ltd.	781,611	10,358
	Awa Bank Ltd.	496,327	10,327
	Giken Ltd.	219,208	10,322
	Rorze Corp.	139,227	10,297
	Orient Corp.	9,020,012	10,260
	Heiwa Corp.	730,536	10,243
	Hogy Medical Co. Ltd.	334,213	10,201
	Raito Kogyo Co. Ltd.	617,620	10,073
*	Aiful Corp.	3,959,492	10,061
	Mitsubishi Logisnext Co. Ltd.	897,726	10,050
	Noevir Holdings Co. Ltd.	228,341	10,045
	Sumitomo Mitsui Construction Co. Ltd.	2,409,999	10,030
	ZERIA Pharmaceutical Co. Ltd.	525,995	10,004
	Earth Corp.	175,002	9,990
	Prestige International Inc.	1,129,102	9,948
	Nachi-Fujikoshi Corp.	246,639	9,874
	Ogaki Kyoritsu Bank Ltd.	521,892	9,870
	Eiken Chemical Co. Ltd.	448,289	9,861
*,1	Create Restaurants Holdings Inc.	1,277,515	9,847
	KYORIN Holdings Inc.	524,163	9,838
	Funai Soken Holdings Inc.	442,015	9,782
	Taikisha Ltd.	365,295	9,741
	Daiwa Securities Living Investments Corp.	10,110	9,716
	TBS Holdings Inc.	494,856	9,640
	Yokowo Co. Ltd.	308,827	9,546
	Tocalo Co. Ltd.	700,283	9,542
	Nisshin Oillio Group Ltd.	326,189	9,500
	Nishimatsuya Chain Co. Ltd.	703,237	9,461
	Hokuetsu Corp.	2,204,591	9,381
	Okamura Corp.	1,065,160	9,348
	San-In Godo Bank Ltd.	2,063,376	9,344
	Tokyotokeiba Co. Ltd.	220,138	9,121
	Tokai Tokyo Financial Holdings Inc.	3,075,777	9,099
	KOMEDA Holdings Co. Ltd.	503,196	9,087
	Solasto Corp.	598,397	9,060
	Ai Holdings Corp.	477,264	9,008
	Kissei Pharmaceutical Co. Ltd.	407,348	8,971
	Totetsu Kogyo Co. Ltd.	348,748	8,954
	Toridoll Holdings Corp.	608,829	8,943
	Nippon Densetsu Kogyo Co. Ltd.	478,530	8,928
[1]	Kura Sushi Inc.	147,026	8,925
	Eizo Corp.	248,438	8,923
	MCJ Co. Ltd.	931,353	8,922
	Seiren Co. Ltd.	588,537	8,915
	eGuarantee Inc.	401,078	8,914
	Toyo Ink SC Holdings Co. Ltd.	506,712	8,901
	Comture Corp.	320,520	8,885
*	M&A Capital Partners Co. Ltd.	180,659	8,865
	Ohsho Food Service Corp.	158,629	8,857
	H2O Retailing Corp.	1,230,727	8,842
	Hirata Corp.	111,474	8,816
	Fuso Chemical Co. Ltd.	247,854	8,784
	Transcosmos Inc.	349,751	8,768
	Cybozu Inc.	348,915	8,745
	Showa Sangyo Co. Ltd.	296,150	8,738
	Sumitomo Warehouse Co. Ltd.	715,858	8,727
	Infocom Corp.	297,699	8,633
*	Descente Ltd.	532,465	8,621

		Shares	Market Value ($000)
	Nagaileben Co. Ltd.	296,411	8,598
	Ichigo Inc.	3,086,879	8,499
	Tokyo Steel Manufacturing Co. Ltd.	1,201,798	8,477
	United Super Markets Holdings Inc.	775,395	8,431
*	Maxell Holdings Ltd.	639,611	8,404
*,1	Optim Corp.	280,076	8,403
	Kato Sangyo Co. Ltd.	253,188	8,356
	Shibuya Corp.	253,392	8,356
[1]	Ringer Hut Co. Ltd.	365,220	8,350
[1]	Aruhi Corp.	505,658	8,332
	Nikkiso Co. Ltd.	857,087	8,234
	Musashi Seimitsu Industry Co. Ltd.	581,016	8,224
	Inabata & Co. Ltd.	585,269	8,217
	Nissin Electric Co. Ltd.	624,548	8,213
	Topre Corp.	591,932	8,200
	Takara Standard Co. Ltd.	584,895	8,177
	Fujimori Kogyo Co. Ltd.	183,481	8,148
	Strike Co. Ltd.	189,062	8,111
	Japan Petroleum Exploration Co. Ltd.	426,165	8,104
	Mandom Corp.	537,176	8,084
	Maeda Road Construction Co. Ltd.	475,119	8,024
	Aeon Delight Co. Ltd.	306,153	8,017
	S-Pool Inc.	874,443	8,009
	Dexerials Corp.	610,972	8,003
	Shima Seiki Manufacturing Ltd.	405,297	7,991
	Shibaura Machine Co. Ltd.	332,266	7,981
*,1	euglena Co. Ltd.	975,265	7,981
	Dip Corp.	289,238	7,938
	S Foods Inc.	237,714	7,904
	Okinawa Electric Power Co. Inc.	585,362	7,883
	Optex Group Co. Ltd.	426,963	7,882
	MCUBS MidCity Investment Corp.	8,368	7,876
[1]	Kenedix Residential Next Investment Corp.	4,533	7,875
	Suruga Bank Ltd.	2,677,328	7,873
	Hosiden Corp.	864,592	7,871
	Adastria Co. Ltd.	429,732	7,868
	Shinmaywa Industries Ltd.	898,870	7,796
	Relia Inc.	567,771	7,791
[1]	Monogatari Corp.	70,132	7,769
	Life Corp.	246,209	7,754
	Towa Pharmaceutical Co. Ltd.	386,347	7,734
	Yokogawa Bridge Holdings Corp.	415,425	7,722
	Axial Retailing Inc.	163,121	7,700
	North Pacific Bank Ltd.	3,802,720	7,698
	Arata Corp.	174,416	7,672
	Morita Holdings Corp.	476,518	7,638
	Nomura Co. Ltd.	1,053,088	7,637
	Bell System24 Holdings Inc.	426,958	7,626
	Saibu Gas Co. Ltd.	275,650	7,593
	Okasan Securities Group Inc.	2,103,654	7,570
	FCC Co. Ltd.	470,638	7,551
	Nextage Co. Ltd.	534,911	7,544
	Premier Investment Corp.	5,953	7,502
	Broadleaf Co. Ltd.	1,232,715	7,437
	Daiho Corp.	208,570	7,416
	Nippon Steel Trading Corp.	215,957	7,408
	Max Co. Ltd.	508,712	7,405
[1]	SAMTY Co. Ltd.	476,174	7,350

		Shares	Market Value ($000)
	Megachips Corp.	247,747	7,347
	Juroku Bank Ltd.	416,516	7,340
	Japan Wool Textile Co. Ltd.	805,519	7,328
	Yamazen Corp.	781,056	7,320
	Round One Corp.	835,117	7,274
[1]	Maeda Kosen Co. Ltd.	285,594	7,271
	Hulic Reit Inc.	4,767	7,249
	Sanyo Denki Co. Ltd.	120,254	7,210
	RS Technologies Co. Ltd.	121,560	7,203
	Kameda Seika Co. Ltd.	154,811	7,171
	Mitsuuroko Group Holdings Co. Ltd.	554,619	7,171
	Saizeriya Co. Ltd.	350,703	7,158
*,1	Chiyoda Corp.	2,265,857	7,156
	Gree Inc.	1,298,753	7,143
	Keihanshin Building Co. Ltd.	450,402	7,135
	San-Ai Oil Co. Ltd.	692,132	7,115
	Token Corp.	91,599	7,115
	Sanyo Chemical Industries Ltd.	141,745	7,105
[1]	DyDo Group Holdings Inc.	140,627	7,085
	Hyakugo Bank Ltd.	2,522,232	7,072
	Nippon Signal Co. Ltd.	793,231	7,064
	NIPPON REIT Investment Corp.	1,981	7,042
	Nippon Seiki Co. Ltd.	574,068	7,037
	SKY Perfect JSAT Holdings Inc.	1,600,277	7,028
[1]	Ryoyo Electro Corp.	250,902	7,024
	eRex Co. Ltd.	421,676	6,989
	Daiwa Office Investment Corp.	1,073	6,956
*	Raksul Inc.	174,473	6,946
	Mori Hills REIT Investment Corp.	4,978	6,939
[1]	HIS Co. Ltd.	404,769	6,937
[1]	Kisoji Co. Ltd.	302,606	6,930
	Daibiru Corp.	607,488	6,913
*	Royal Holdings Co. Ltd.	389,481	6,905
	Mitsubishi Estate Logistics REIT Investment Corp.	1,734	6,905
	Hokkoku Bank Ltd.	298,942	6,891
	Japan Excellent Inc.	5,647	6,885
	Grace Technology Inc.	119,616	6,870
	Nichi-iko Pharmaceutical Co. Ltd.	707,145	6,864
	Aida Engineering Ltd.	724,642	6,861
	UACJ Corp.	387,394	6,838
	Nissha Co. Ltd.	529,749	6,824
	Ryosan Co. Ltd.	306,702	6,816
	Mitsubishi Pencil Co. Ltd.	535,711	6,803
	Nippon Ceramic Co. Ltd.	262,521	6,802
	Organo Corp.	102,232	6,793
*	KYB Corp.	302,519	6,788
	Siix Corp.	461,643	6,769
	V Technology Co. Ltd.	114,627	6,753
	Comforia Residential REIT Inc.	2,374	6,753
	Star Micronics Co. Ltd.	444,103	6,729
	Doutor Nichires Holdings Co. Ltd.	449,866	6,688
	Gunze Ltd.	209,530	6,682
[1]	GMO GlobalSign Holdings KK	73,737	6,679
	Nitto Kogyo Corp.	342,284	6,678
	Belluna Co. Ltd.	606,413	6,651
	METAWATER Co. Ltd.	294,039	6,650
	Okamoto Industries Inc.	179,497	6,627

		Shares	Market Value ($000)
	Bank of Okinawa Ltd.	258,662	6,623
[1]	Insource Co. Ltd.	294,847	6,621
	Tokyu REIT Inc.	4,181	6,609
	Mitsui-Soko Holdings Co. Ltd.	306,617	6,553
	Tsubaki Nakashima Co. Ltd.	568,196	6,545
	Idec Corp.	368,423	6,504
	Sekisui Jushi Corp.	335,744	6,483
	Cawachi Ltd.	231,281	6,463
	TV Asahi Holdings Corp.	334,013	6,440
	Fuji Media Holdings Inc.	554,682	6,439
	Nanto Bank Ltd.	401,652	6,422
	Micronics Japan Co. Ltd.	425,847	6,407
	Chugoku Marine Paints Ltd.	705,662	6,406
	Sato Holdings Corp.	304,296	6,353
	ValueCommerce Co. Ltd.	227,179	6,341
	YA-MAN Ltd.	373,399	6,328
	Noritz Corp.	435,909	6,252
	Chudenko Corp.	307,642	6,247
	Invesco Office J-Reit Inc.	43,003	6,246
	Obara Group Inc.	162,010	6,235
	Restar Holdings Corp.	311,723	6,223
	Pacific Industrial Co. Ltd.	592,697	6,216
	Yodogawa Steel Works Ltd.	319,542	6,215
	Kenedix Retail REIT Corp.	2,560	6,196
*,1	Nippon Sheet Glass Co. Ltd.	1,373,664	6,128
	Nippon Carbon Co. Ltd.	157,502	6,107
	Kitz Corp.	1,061,124	6,097
	Sanki Engineering Co. Ltd.	512,013	6,084
	Nissan Shatai Co. Ltd.	775,208	6,081
	Enplas Corp.	137,872	6,075
	Bunka Shutter Co. Ltd.	679,779	6,066
	Shizuoka Gas Co. Ltd.	665,078	6,032
	ARTERIA Networks Corp.	403,002	6,020
	Belc Co. Ltd.	105,399	5,963
	Raiznext Corp.	539,212	5,959
	AEON REIT Investment Corp.	4,489	5,925
	COLOPL Inc.	677,334	5,921
	Towa Corp.	320,757	5,907
[1]	Taiko Pharmaceutical Co. Ltd.	385,750	5,857
	TechMatrix Corp.	321,272	5,849
	Nissei ASB Machine Co. Ltd.	106,270	5,840
	Osaka Soda Co. Ltd.	240,731	5,834
	Hamakyorex Co. Ltd.	198,597	5,803
	Yellow Hat Ltd.	360,456	5,788
	Koa Corp.	380,004	5,784
	Seiko Holdings Corp.	429,873	5,778
	Trancom Co. Ltd.	73,819	5,770
	Yuasa Trading Co. Ltd.	184,298	5,762
	Elan Corp.	405,264	5,751
	Exedy Corp.	384,030	5,749
[1]	Shoei Foods Corp.	161,220	5,740
[1]	Hiday Hidaka Corp.	341,010	5,729
	Plenus Co. Ltd.	298,842	5,710
	Nohmi Bosai Ltd.	268,460	5,672
	Jaccs Co. Ltd.	317,651	5,667
	Musashino Bank Ltd.	389,790	5,600
	United Arrows Ltd.	369,711	5,575
	Riken Keiki Co. Ltd.	194,317	5,561

		Shares	Market Value ($000)
	KFC Holdings Japan Ltd.	205,464	5,501
	Toppan Forms Co. Ltd.	532,687	5,492
	Noritsu Koki Co. Ltd.	272,525	5,488
	Mimasu Semiconductor Industry Co. Ltd.	214,678	5,485
	Maruzen Showa Unyu Co. Ltd.	170,275	5,466
	Joshin Denki Co. Ltd.	208,595	5,462
	Sakata INX Corp.	540,292	5,462
	Argo Graphics Inc.	181,455	5,452
	Fukushima Galilei Co. Ltd.	131,236	5,450
	Modec Inc.	291,426	5,440
	Tsukishima Kikai Co. Ltd.	420,686	5,432
	Miroku Jyoho Service Co. Ltd.	261,527	5,409
	Tamura Corp.	1,002,345	5,378
	Japan Securities Finance Co. Ltd.	1,080,887	5,369
	Oiles Corp.	343,064	5,347
	SBS Holdings Inc.	232,370	5,333
	Medical Data Vision Co. Ltd.	212,521	5,304
	T Hasegawa Co. Ltd.	274,079	5,302
	Kanematsu Electronics Ltd.	142,860	5,295
	Geo Holdings Corp.	449,312	5,273
	T-Gaia Corp.	281,623	5,257
	Keiyo Bank Ltd.	1,372,424	5,251
	Noritake Co. Ltd.	168,918	5,245
[1]	Kitanotatsujin Corp.	957,568	5,233
	Teikoku Sen-I Co. Ltd.	239,860	5,220
	Avex Inc.	427,008	5,217
	Sakai Moving Service Co. Ltd.	112,159	5,212
	Sanshin Electronics Co. Ltd.	295,348	5,210
	Senshu Ikeda Holdings Inc.	3,639,116	5,176
	Media Do Co. Ltd.	87,548	5,168
	Bank of Nagoya Ltd.	207,823	5,160
	Wakita & Co. Ltd.	538,768	5,110
	Hosokawa Micron Corp.	86,199	5,094
	Zenrin Co. Ltd.	432,345	5,085
	Torii Pharmaceutical Co. Ltd.	164,499	5,075
[1]	Alpen Co. Ltd.	234,717	5,043
	IDOM Inc.	863,182	5,039
	Kanto Denka Kogyo Co. Ltd.	627,098	5,013
	Daikyonishikawa Corp.	674,216	4,994
	Furukawa Co. Ltd.	430,732	4,987
*,1	Leopalace21 Corp.	3,348,285	4,965
	Yondoshi Holdings Inc.	271,619	4,963
	Itochu Enex Co. Ltd.	514,194	4,942
	Kaga Electronics Co. Ltd.	211,179	4,932
	YAMABIKO Corp.	400,742	4,907
	Hokuto Corp.	237,508	4,900
	TOMONY Holdings Inc.	1,701,836	4,900
	Uchida Yoko Co. Ltd.	121,802	4,877
	GLOBERIDE Inc.	121,583	4,865
	Unipres Corp.	528,784	4,852
	Fujibo Holdings Inc.	126,188	4,846
	Mizuno Corp.	243,135	4,836
	Pacific Metals Co. Ltd.	234,543	4,834
	Tokyu Construction Co. Ltd.	964,807	4,824
	Ricoh Leasing Co. Ltd.	163,524	4,817
	Sodick Co. Ltd.	537,702	4,809
	Aomori Bank Ltd.	214,193	4,800
	Nitta Corp.	227,721	4,791

		Shares	Market Value ($000)
	Shikoku Chemicals Corp.	418,459	4,780
	ESPEC Corp.	250,160	4,740
	Toyo Construction Co. Ltd.	961,642	4,731
	Yokohama Reito Co. Ltd.	559,529	4,725
	TPR Co. Ltd.	351,005	4,704
	Chofu Seisakusho Co. Ltd.	240,299	4,659
	Marudai Food Co. Ltd.	287,400	4,656
	Nippon Road Co. Ltd.	67,152	4,647
[1]	Pressance Corp.	330,121	4,646
	Kyokuto Kaihatsu Kogyo Co. Ltd.	336,916	4,630
	Doshisha Co. Ltd.	258,091	4,622
	Zuken Inc.	177,412	4,613
	Nishio Rent All Co. Ltd.	221,248	4,611
	SWCC Showa Holdings Co. Ltd.	296,665	4,605
	FULLCAST Holdings Co. Ltd.	287,517	4,599
*	Vector Inc.	375,699	4,598
	Sinfonia Technology Co. Ltd.	334,424	4,584
	Toa Corp.	234,236	4,581
	Kurabo Industries Ltd.	265,046	4,561
	Pasona Group Inc.	253,845	4,561
	Inageya Co. Ltd.	279,314	4,560
	Fujicco Co. Ltd.	233,296	4,552
	Ichikoh Industries Ltd.	705,556	4,545
*	Sanyo Special Steel Co. Ltd.	324,537	4,532
	Shin-Etsu Polymer Co. Ltd.	486,962	4,532
	TOC Co. Ltd.	657,070	4,521
	Fukui Bank Ltd.	251,686	4,518
	Intage Holdings Inc.	402,280	4,506
	Konishi Co. Ltd.	296,408	4,482
	Matsuyafoods Holdings Co. Ltd.	133,685	4,478
	Chubu Shiryo Co. Ltd.	333,029	4,468
	Nippon Koei Co. Ltd.	173,058	4,457
	Mitsubishi Shokuhin Co. Ltd.	164,024	4,440
[1]	Yamashin-Filter Corp.	468,409	4,426
	Taihei Dengyo Kaisha Ltd.	188,093	4,416
*,1	W-Scope Corp.	455,830	4,410
	Tokushu Tokai Paper Co. Ltd.	100,425	4,401
	Dai-Dan Co. Ltd.	160,624	4,359
	Computer Engineering & Consulting Ltd.	323,893	4,344
	Daito Pharmaceutical Co. Ltd.	122,668	4,339
	Takasago International Corp.	175,324	4,333
	Seikagaku Corp.	440,888	4,317
	VT Holdings Co. Ltd.	1,065,170	4,307
	Curves Holdings Co. Ltd.	538,487	4,302
	Tokai Corp.	220,791	4,229
	Tonami Holdings Co. Ltd.	81,647	4,223
	Piolax Inc.	289,681	4,216
	Meisei Industrial Co. Ltd.	563,421	4,208
	Hyakujushi Bank Ltd.	295,276	4,203
	Genky DrugStores Co. Ltd.	115,976	4,202
	EM Systems Co. Ltd.	455,510	4,199
	Fuji Co. Ltd.	223,128	4,197
	Japan Pulp & Paper Co. Ltd.	123,322	4,172
	JVCKenwood Corp.	2,499,441	4,155
	Arcland Sakamoto Co. Ltd.	294,204	4,151
*	KLab Inc.	476,179	4,146
	Sumitomo Seika Chemicals Co. Ltd.	100,919	4,145
	Sumitomo Densetsu Co. Ltd.	167,343	4,126

		Shares	Market Value ($000)
	Konoike Transport Co. Ltd.	419,424	4,118
	Tamron Co. Ltd.	210,930	4,110
	Nippon Television Holdings Inc.	357,183	4,106
	Toho Bank Ltd.	2,104,257	4,097
	EPS Holdings Inc.	420,799	4,096
	Gakken Holdings Co. Ltd.	249,998	4,095
	Daiichi Jitsugyo Co. Ltd.	103,571	4,091
	Future Corp.	243,327	4,082
	Stella Chemifa Corp.	123,375	4,072
	LEC Inc.	317,344	4,066
	Tsurumi Manufacturing Co. Ltd.	231,237	4,062
	Sinko Industries Ltd.	231,947	4,041
*,1	Japan Display Inc.	9,021,211	4,040
	Nippon Kanzai Co. Ltd.	207,770	4,035
	LIFULL Co. Ltd.	1,036,708	4,008
	Aichi Steel Corp.	136,653	3,987
*,1	Mitsui E&S Holdings Co. Ltd.	1,033,371	3,985
	Nippon Thompson Co. Ltd.	861,318	3,939
	Komori Corp.	600,127	3,908
*	Ryobi Ltd.	340,136	3,895
*	Toho Zinc Co. Ltd.	187,677	3,894
[1]	Arcland Service Holdings Co. Ltd.	197,470	3,891
	Hioki EE Corp.	99,245	3,890
	Futaba Corp.	425,030	3,880
	Canon Electronics Inc.	230,629	3,870
	Sintokogio Ltd.	564,225	3,868
	Mitsuboshi Belting Ltd.	245,292	3,864
	Poletowin Pitcrew Holdings Inc.	346,607	3,844
	Tosei Corp.	388,263	3,837
	Ines Corp.	281,897	3,835
	DKK Co. Ltd.	147,483	3,812
	PAL GROUP Holdings Co. Ltd.	264,819	3,812
	Riso Kagaku Corp.	287,193	3,797
	Nittetsu Mining Co. Ltd.	71,884	3,790
	Alconix Corp.	250,076	3,780
	Hibiya Engineering Ltd.	213,544	3,776
	Nippon Denko Co. Ltd.	1,464,110	3,774
	Goldcrest Co. Ltd.	218,247	3,758
	Financial Products Group Co. Ltd.	787,730	3,749
	Kyoei Steel Ltd.	290,437	3,740
*	Nippon Chemi-Con Corp.	202,309	3,730
	Mitsui Sugar Co. Ltd.	209,225	3,713
	Futaba Industrial Co. Ltd.	770,144	3,697
	J-Oil Mills Inc.	104,706	3,696
	Anest Iwata Corp.	344,856	3,680
	Foster Electric Co. Ltd.	247,604	3,674
[1]	I'll Inc.	259,080	3,655
*	Aoyama Trading Co. Ltd.	622,586	3,644
	JAC Recruitment Co. Ltd.	203,712	3,621
	Keiyo Co. Ltd.	513,463	3,616
*,1	Kappa Create Co. Ltd.	250,824	3,590
	Macromill Inc.	497,190	3,581
	Toyo Tanso Co. Ltd.	193,984	3,574
	Akatsuki Inc.	78,617	3,572
	Okuwa Co. Ltd.	295,264	3,570
	Starzen Co. Ltd.	88,169	3,554
	Riso Kyoiku Co. Ltd.	1,166,947	3,550
	Fujio Food Group Inc.	296,912	3,548

		Shares	Market Value ($000)
	Onward Holdings Co. Ltd.	1,516,590	3,547
	Union Tool Co.	108,411	3,540
	Digital Holdings Inc.	203,845	3,539
	ASKA Pharmaceutical Co. Ltd.	244,981	3,535
	Ehime Bank Ltd.	380,541	3,505
	Toho Titanium Co. Ltd.	426,886	3,491
	Valqua Ltd.	177,798	3,481
	Hoosiers Holdings	549,542	3,479
	Takara Leben Co. Ltd.	1,149,642	3,466
	Fujiya Co. Ltd.	159,522	3,452
	Matsuya Co. Ltd.	422,961	3,433
	Iino Kaiun Kaisha Ltd.	885,710	3,413
	Hodogaya Chemical Co. Ltd.	64,971	3,405
	Yamagata Bank Ltd.	354,210	3,403
	Shin Nippon Air Technologies Co. Ltd.	167,973	3,385
	Key Coffee Inc.	165,126	3,375
	Marusan Securities Co. Ltd.	683,535	3,375
	YAKUODO Holdings Co. Ltd.	140,324	3,366
	Press Kogyo Co. Ltd.	1,146,625	3,361
	Sakai Chemical Industry Co. Ltd.	172,619	3,361
	Bank of Iwate Ltd.	182,167	3,360
	Tachi-S Co. Ltd.	329,147	3,358
	Denyo Co. Ltd.	171,100	3,354
	Nichiden Corp.	161,877	3,332
	Qol Holdings Co. Ltd.	303,318	3,324
	Sourcenext Corp.	1,205,839	3,319
	Okabe Co. Ltd.	448,646	3,317
	Oita Bank Ltd.	172,243	3,312
	Eagle Industry Co. Ltd.	317,119	3,310
	G-Tekt Corp.	236,328	3,310
	Tsukui Holdings Corp.	616,034	3,308
	OSJB Holdings Corp.	1,323,773	3,298
	Pack Corp.	134,652	3,276
	Miyazaki Bank Ltd.	159,779	3,265
	Ishihara Sangyo Kaisha Ltd.	464,397	3,263
	Furuno Electric Co. Ltd.	299,518	3,255
	Fukui Computer Holdings Inc.	89,896	3,251
	Japan Medical Dynamic Marketing Inc.	155,576	3,251
*,1	Vision Inc.	378,360	3,228
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	150,667	3,211
	BeNEXT Group Inc.	267,989	3,161
	Takamatsu Construction Group Co. Ltd.	161,360	3,157
	Bank of the Ryukyus Ltd.	449,469	3,143
	Tenma Corp.	154,272	3,142
[1]	Link & Motivation Inc.	574,456	3,133
[1]	Nippon Yakin Kogyo Co. Ltd.	188,124	3,124
	Daiken Corp.	181,743	3,094
	Daiwa Industries Ltd.	310,663	3,070
	San ju San Financial Group Inc.	256,708	3,068
	Sparx Group Co. Ltd.	1,077,594	3,058
	Tachibana Eletech Co. Ltd.	201,959	3,056
	Central Security Patrols Co. Ltd.	96,224	3,053
	Bando Chemical Industries Ltd.	487,573	3,051
*,1	Sagami Holdings Corp.	271,380	3,049
	Optorun Co. Ltd.	129,044	3,046
	Cosel Co. Ltd.	281,770	3,043
	Sun Frontier Fudousan Co. Ltd.	361,296	3,042

		Shares	Market Value ($000)
[1]	Taki Chemical Co. Ltd.	51,896	3,033
	Yurtec Corp.	384,851	3,015
	Asahi Diamond Industrial Co. Ltd.	682,731	2,970
	I-PEX Inc.	147,588	2,967
	Kamei Corp.	258,128	2,943
	Tokyo Kiraboshi Financial Group Inc.	280,559	2,942
	SB Technology Corp.	99,399	2,921
[1]	Sanyo Electric Railway Co. Ltd.	151,283	2,909
	Komatsu Matere Co. Ltd.	312,418	2,908
[1]	Sanoh Industrial Co. Ltd.	345,573	2,881
*,1	BrainPad Inc.	74,236	2,872
	Yonex Co. Ltd.	501,973	2,870
[1]	Halows Co. Ltd.	92,143	2,864
	Amuse Inc.	120,971	2,863
[1]	JM Holdings Co. Ltd.	146,751	2,861
	Tatsuta Electric Wire & Cable Co. Ltd.	436,518	2,858
	Melco Holdings Inc.	79,807	2,854
	Rock Field Co. Ltd.	194,205	2,854
	Fukuda Corp.	58,482	2,847
[1]	Tanseisha Co. Ltd.	405,731	2,836
	Marvelous Inc.	307,004	2,813
	Rheon Automatic Machinery Co. Ltd.	254,697	2,807
	Icom Inc.	107,477	2,804
	Katakura Industries Co. Ltd.	219,396	2,801
	Tosho Co. Ltd.	188,960	2,786
	Mitsubishi Research Institute Inc.	68,750	2,767
*	Unitika Ltd.	756,924	2,762
	Advan Co. Ltd.	263,552	2,760
*,1	Open Door Inc.	164,768	2,754
	Weathernews Inc.	59,754	2,749
	Oyo Corp.	227,286	2,749
	CI Takiron Corp.	439,880	2,736
[1]	Kamakura Shinsho Ltd.	331,945	2,735
	World Co. Ltd.	234,775	2,727
	Vital KSK Holdings Inc.	357,420	2,718
	ZIGExN Co. Ltd.	747,601	2,713
	Yorozu Corp.	229,493	2,702
	Shindengen Electric Manufacturing Co. Ltd.	105,208	2,698
	Tayca Corp.	190,945	2,696
	Kyokuyo Co. Ltd.	92,712	2,684
	Toyo Corp.	248,253	2,681
	Toenec Corp.	76,337	2,679
	Aichi Bank Ltd.	100,202	2,668
	Daikokutenbussan Co. Ltd.	49,729	2,649
	Daido Metal Co. Ltd.	549,066	2,632
*	Topy Industries Ltd.	216,866	2,627
[1]	Mie Kotsu Group Holdings Inc.	579,700	2,626
	Itochu-Shokuhin Co. Ltd.	51,946	2,616
	Ministop Co. Ltd.	191,779	2,604
	Fixstars Corp.	289,733	2,582
	Shinko Shoji Co. Ltd.	350,586	2,565
	Shikoku Bank Ltd.	403,488	2,557
	Chiyoda Co. Ltd.	287,875	2,553
	Kenko Mayonnaise Co. Ltd.	144,313	2,549
	Frontier Real Estate Investment Corp.	620	2,544
	Toyo Kanetsu KK	110,659	2,541
	Dai Nippon Toryo Co. Ltd.	286,971	2,536
	ES-Con Japan Ltd.	361,926	2,529

		Shares	Market Value ($000)
*,1	Atrae Inc.	97,776	2,528
	Tekken Corp.	142,669	2,526
	Riken Technos Corp.	581,995	2,524
	CTS Co. Ltd.	285,907	2,522
	Kyodo Printing Co. Ltd.	73,769	2,517
	Alpha Systems Inc.	73,884	2,492
	CMK Corp.	637,366	2,488
	Japan Transcity Corp.	497,184	2,488
	Arakawa Chemical Industries Ltd.	217,772	2,472
	TSI Holdings Co. Ltd.	1,029,801	2,471
	Sankyo Tateyama Inc.	321,591	2,467
	JSP Corp.	152,249	2,463
	Nagatanien Holdings Co. Ltd.	110,664	2,463
	BRONCO BILLY Co. Ltd.	115,302	2,457
	Nichiban Co. Ltd.	153,848	2,450
	Sumida Corp.	264,881	2,450
	Fudo Tetra Corp.	150,108	2,435
*,1	FDK Corp.	173,052	2,434
	Yamanashi Chuo Bank Ltd.	320,033	2,423
	PC Depot Corp.	460,639	2,422
*,1	Istyle Inc.	612,031	2,413
	CONEXIO Corp.	182,421	2,382
	Koshidaka Holdings Co. Ltd.	593,501	2,375
	Nihon Nohyaku Co. Ltd.	520,317	2,371
	Nippon Parking Development Co. Ltd.	1,746,943	2,352
	Aichi Corp.	269,629	2,344
	ST Corp.	122,374	2,344
	St. Marc Holdings Co. Ltd.	168,586	2,339
	Godo Steel Ltd.	127,047	2,333
*,1	RPA Holdings Inc.	380,354	2,331
	WATAMI Co. Ltd.	250,884	2,324
	Sinanen Holdings Co. Ltd.	82,401	2,307
	Shinnihon Corp.	288,284	2,305
	JDC Corp.	435,146	2,302
	Juki Corp.	379,043	2,290
	Osaki Electric Co. Ltd.	411,800	2,275
	Krosaki Harima Corp.	48,812	2,267
	Towa Bank Ltd.	358,205	2,266
	Tsukuba Bank Ltd.	1,334,825	2,249
[1]	J Trust Co. Ltd.	918,431	2,242
	Honeys Holdings Co. Ltd.	238,785	2,230
	Nihon Chouzai Co. Ltd.	154,713	2,216
	Feed One Co. Ltd.	264,635	2,209
	Moriroku Holdings Co. Ltd.	113,981	2,206
	Sumitomo Riko Co. Ltd.	393,933	2,203
	Aiphone Co. Ltd.	135,776	2,199
	Shinwa Co. Ltd.	109,362	2,185
	G-7 Holdings Inc.	94,002	2,182
	Kurimoto Ltd.	137,788	2,174
	Kanagawa Chuo Kotsu Co. Ltd.	58,709	2,166
	Xebio Holdings Co. Ltd.	258,115	2,156
	Achilles Corp.	157,824	2,153
	Riken Vitamin Co. Ltd.	164,563	2,151
	KAWADA TECHNOLOGIES Inc.	53,481	2,149
	Yahagi Construction Co. Ltd.	262,219	2,136
	Studio Alice Co. Ltd.	110,266	2,129
	Akita Bank Ltd.	161,491	2,107
	Happinet Corp.	141,326	2,096

		Shares	Market Value ($000)
[1]	Asahi Co. Ltd.	135,387	2,095
	Hisaka Works Ltd.	270,510	2,094
	WDB Holdings Co. Ltd.	83,614	2,084
	Kanaden Corp.	179,686	2,081
	Riken Corp.	105,021	2,069
	Hochiki Corp.	171,148	2,063
	Koatsu Gas Kogyo Co. Ltd.	286,925	2,060
*,1	Nippon Sharyo Ltd.	86,457	2,039
	Kyosan Electric Manufacturing Co. Ltd.	521,092	2,030
	K&O Energy Group Inc.	148,752	2,030
	Matsuda Sangyo Co. Ltd.	117,953	2,022
	Kintetsu Department Store Co. Ltd.	64,988	2,019
	Ohara Inc.	119,667	2,019
[1]	OSAKA Titanium Technologies Co. Ltd.	263,223	2,014
	Toa Corp.	247,777	2,009
	Shibusawa Warehouse Co. Ltd.	97,904	2,006
	Yushin Precision Equipment Co. Ltd.	219,353	2,006
	World Holdings Co. Ltd.	110,146	1,994
	Warabeya Nichiyo Holdings Co. Ltd.	127,737	1,988
*	Iseki & Co. Ltd.	152,562	1,972
*	Shin Nippon Biomedical Laboratories Ltd.	292,097	1,969
	Nihon Trim Co. Ltd.	46,953	1,968
	AOKI Holdings Inc.	384,325	1,962
	Neturen Co. Ltd.	425,644	1,957
	MTI Ltd.	251,905	1,936
	Toa Oil Co. Ltd.	72,015	1,933
	Nitto Kohki Co. Ltd.	119,002	1,932
	FAN Communications Inc.	494,837	1,922
	Ichiyoshi Securities Co. Ltd.	399,957	1,920
	Kyokuto Securities Co. Ltd.	264,818	1,912
	Wowow Inc.	70,346	1,909
	CMIC Holdings Co. Ltd.	134,986	1,895
	Fuji Pharma Co. Ltd.	161,825	1,881
	ASAHI YUKIZAI Corp.	129,448	1,878
	Nisso Corp.	243,831	1,868
	Teikoku Electric Manufacturing Co. Ltd.	159,903	1,854
	Aisan Industry Co. Ltd.	383,555	1,851
	Chiyoda Integre Co. Ltd.	111,189	1,841
*,1	Kourakuen Holdings Corp.	113,394	1,836
	GCA Corp.	279,685	1,823
*	Mitsuba Corp.	451,662	1,819
	Gurunavi Inc.	358,696	1,814
	Nissin Sugar Co. Ltd.	101,412	1,802
	Aeon Fantasy Co. Ltd.	87,554	1,796
	SRA Holdings	74,028	1,777
	France Bed Holdings Co. Ltd.	200,066	1,773
[1]	PIA Corp.	64,614	1,762
	Ryoden Corp.	114,208	1,759
[1]	Onoken Co. Ltd.	151,163	1,749
	Osaka Organic Chemical Industry Ltd.	50,640	1,741
	Hoshino Resorts REIT Inc.	355	1,737
	Itoki Corp.	557,985	1,729
	Maezawa Kasei Industries Co. Ltd.	190,352	1,728
	Tokyo Individualized Educational Institute Inc.	266,970	1,723
	Maezawa Kyuso Industries Co. Ltd.	81,866	1,717
*	COOKPAD Inc.	575,238	1,705
	Hokkaido Gas Co. Ltd.	113,658	1,699
	Chori Co. Ltd.	116,436	1,697

		Shares	Market Value ($000)
	Nichireki Co. Ltd.	121,071	1,696
	Hito Communications Holdings Inc.	96,995	1,693
	Tokyo Energy & Systems Inc.	187,781	1,689
	Kojima Co. Ltd.	284,167	1,684
[1]	CAC Holdings Corp.	129,626	1,680
[1]	JP-Holdings Inc.	621,273	1,677
	CRE Logistics REIT Inc.	1,141	1,671
	Bank of Saga Ltd.	134,887	1,665
	Hakuto Co. Ltd.	140,328	1,642
	Mori Trust Sogo Reit Inc.	1,237	1,636
	Chukyo Bank Ltd.	93,946	1,631
	Tochigi Bank Ltd.	1,002,388	1,628
*	Roland DG Corp.	98,399	1,618
	Pronexus Inc.	160,001	1,615
	Elematec Corp.	169,780	1,609
	Nihon Tokushu Toryo Co. Ltd.	161,943	1,609
	Enigmo Inc.	137,353	1,609
	Sanei Architecture Planning Co. Ltd.	96,010	1,606
	Tomoku Co. Ltd.	92,221	1,599
	Seika Corp.	123,789	1,594
	SMK Corp.	55,822	1,594
	Meiko Network Japan Co. Ltd.	279,267	1,586
	Rokko Butter Co. Ltd.	90,452	1,581
	Shimizu Bank Ltd.	98,490	1,573
*	Airtrip Corp.	117,347	1,569
	Global One Real Estate Investment Corp.	1,495	1,559
	Japan Best Rescue System Co. Ltd.	191,728	1,552
	Nissin Corp.	129,743	1,545
	Torishima Pump Manufacturing Co. Ltd.	184,255	1,537
	Kansai Super Market Ltd.	142,409	1,535
*,1	Akebono Brake Industry Co. Ltd.	1,050,224	1,534
	Nippon Beet Sugar Manufacturing Co. Ltd.	96,623	1,495
	Hokkan Holdings Ltd.	108,124	1,478
[1]	Corona Corp. Class A	166,682	1,475
	FIDEA Holdings Co. Ltd.	1,439,312	1,474
	Mars Group Holdings Corp.	101,090	1,473
	Sac's Bar Holdings Inc.	276,458	1,471
	Tokyo Electron Device Ltd.	44,166	1,445
	Jimoto Holdings Inc.	188,102	1,443
	Taisei Lamick Co. Ltd.	52,373	1,424
*,1	Gunosy Inc.	196,343	1,420
	NS United Kaiun Kaisha Ltd.	104,847	1,419
	Artnature Inc.	227,950	1,400
	Takaoka Toko Co. Ltd.	95,878	1,389
	Sekisui Kasei Co. Ltd.	270,429	1,378
	Zuiko Corp.	134,520	1,362
*,1	Toho Co. Ltd. (Kobe)	75,492	1,360
	Nippon Coke & Engineering Co. Ltd.	1,484,124	1,358
	Sankyo Seiko Co. Ltd.	307,229	1,358
	Kato Works Co. Ltd.	148,692	1,355
[1]	Daisyo Corp.	143,264	1,354
*,1	Tokyo Base Co. Ltd.	298,505	1,350
	Ichigo Office REIT Investment Corp.	1,761	1,349
	Okura Industrial Co. Ltd.	75,695	1,343
	Ateam Inc.	120,305	1,340
	Tv Tokyo Holdings Corp.	58,663	1,335
	Central Sports Co. Ltd.	62,066	1,280
	Fuso Pharmaceutical Industries Ltd.	50,241	1,264

		Shares	Market Value ($000)
	Kasai Kogyo Co. Ltd.	335,986	1,252
	Michinoku Bank Ltd.	129,405	1,248
	Osaka Steel Co. Ltd.	107,946	1,240
	Kitano Construction Corp.	52,778	1,221
	Fukuoka REIT Corp.	784	1,196
	Chuetsu Pulp & Paper Co. Ltd.	102,726	1,179
	NEC Capital Solutions Ltd.	64,779	1,177
	Tsutsumi Jewelry Co. Ltd.	67,271	1,174
	Chuo Spring Co. Ltd.	42,728	1,173
*,1	Right On Co. Ltd.	199,495	1,170
	DKS Co. Ltd.	31,466	1,132
*,1	KNT-CT Holdings Co. Ltd.	127,975	1,125
	Japan Cash Machine Co. Ltd.	228,507	1,115
	Paris Miki Holdings Inc.	384,697	1,115
	Kitagawa Corp.	86,792	1,111
	Inaba Seisakusho Co. Ltd.	78,342	1,059
	Kita-Nippon Bank Ltd.	59,032	1,046
*	Fujita Kanko Inc.	72,622	1,028
	Hankyu Hanshin REIT Inc.	837	1,019
	Gun-Ei Chemical Industry Co. Ltd.	41,320	1,008
	Mirai Corp.	2,562	1,001
[1]	Tokyo Rakutenchi Co. Ltd.	23,976	985
	Heiwa Real Estate REIT Inc.	737	964
	Takamiya Co. Ltd.	182,032	959
	Proto Corp.	97,587	959
	Yushiro Chemical Industry Co. Ltd.	91,366	957
	Linical Co. Ltd.	132,220	949
	SOSiLA Logistics REIT Inc.	759	936
	Taiho Kogyo Co. Ltd.	133,469	906
	Mitsubishi Paper Mills Ltd.	278,039	896
	Takihyo Co. Ltd.	47,277	849
	Cleanup Corp.	191,028	838
	Fujikura Kasei Co. Ltd.	174,814	824
*	Tateru Inc.	500,132	817
	Shimojima Co. Ltd.	62,761	812
*	CHIMNEY Co. Ltd.	69,029	807
[1]	Gecoss Corp.	88,438	796
	Toli Corp.	341,095	789
	Airport Facilities Co. Ltd.	163,159	750
[1]	Itochu Advance Logistics Investment Corp.	600	744
	Jamco Corp.	117,159	740
*	Funai Electric Co. Ltd.	173,100	710
[1]	Yomiuri Land Co. Ltd.	11,837	682
	Ebase Co. Ltd.	58,900	599
	One REIT Inc.	212	552
	Nakayama Steel Works Ltd.	148,314	512
	Takara Leben Real Estate Investment Corp.	518	495
*,1	Laox Co. Ltd.	273,159	468
	Daikoku Denki Co. Ltd.	44,452	370
	Starts Proceed Investment Corp.	135	258
	Airtech Japan Ltd.	17,700	242
	Mori Trust Hotel Reit Inc.	147	165
	Samty Residential Investment Corp.	145	151
	Maxvalu Tokai Co. Ltd.	3,400	87
			64,419,560
Kuwait (0.2%)
	National Bank of Kuwait SAKP	87,774,484	252,841
	Kuwait Finance House KSCP	54,874,418	129,649

		Shares	Market Value ($000)
	Mobile Telecommunications Co. KSCP	29,373,783	61,454
	Ahli United Bank BSC	70,483,707	52,042
	Agility Public Warehousing Co. KSC	14,582,178	36,058
	Boubyan Bank KSCP	11,559,416	21,945
	Gulf Bank KSCP	26,035,758	18,917
*	Humansoft Holding Co. KSC	1,296,228	15,544
	Mabanee Co. KPSC	5,296,078	12,348
	Boubyan Petrochemicals Co. KSCP	4,996,137	11,022
*	Warba Bank KSCP	11,657,126	9,495
	National Industries Group Holding SAK	13,674,387	8,588
	Burgan Bank SAK	9,563,835	6,950
	Kuwait International Bank KSCP	8,777,599	6,088
	Kuwait Projects Co. Holding KSCP	7,159,060	3,936
*	Alimtiaz Investment Group KSC	9,442,401	3,544
	Integrated Holding Co. KCSC	1,797,040	2,172
			652,593
Malaysia (0.5%)
	Public Bank Bhd.	210,663,015	217,929
	Malayan Banking Bhd.	81,753,968	157,686
	Tenaga Nasional Bhd.	53,200,550	126,757
	Top Glove Corp. Bhd.	72,665,698	120,868
	CIMB Group Holdings Bhd.	95,578,723	90,583
	Petronas Chemicals Group Bhd.	38,689,458	63,963
	Hartalega Holdings Bhd.	20,084,794	63,735
	Sime Darby Plantation Bhd.	47,719,569	57,057
	IHH Healthcare Bhd.	41,860,136	52,830
	Press Metal Aluminium Holdings Bhd.	26,309,494	51,822
	Axiata Group Bhd.	61,996,635	50,940
	IOI Corp. Bhd.	46,565,938	48,560
	DiGi.Com Bhd.	51,348,880	48,039
	Dialog Group Bhd.	62,755,359	47,037
	Maxis Bhd.	36,229,661	42,676
	PPB Group Bhd.	8,999,445	41,116
	Hong Leong Bank Bhd.	8,927,382	38,058
*	Supermax Corp. Bhd.	22,139,836	37,097
	Kuala Lumpur Kepong Bhd.	6,448,531	36,971
	MISC Bhd.	22,624,702	33,283
	Petronas Gas Bhd.	8,310,112	32,908
	Genting Bhd.	31,549,018	30,969
	Nestle Malaysia Bhd.	880,970	29,789
	RHB Bank Bhd.	22,167,669	27,897
	Inari Amertron Bhd.	32,482,278	27,143
	Sime Darby Bhd.	49,590,074	26,896
*	Gamuda Bhd.	32,693,112	26,636
	Telekom Malaysia Bhd.	16,482,198	25,825
	Genting Malaysia Bhd.	40,143,519	24,381
	QL Resources Bhd.	14,634,064	21,735
	AMMB Holdings Bhd.	25,541,020	19,419
	Kossan Rubber Industries	17,680,286	19,416
	Petronas Dagangan Bhd.	3,649,040	17,432
	Malaysia Airports Holdings Bhd.	12,716,939	16,187
	Bursa Malaysia Bhd.	6,730,208	15,548
	IJM Corp. Bhd.	40,990,721	15,177
	My EG Services Bhd.	31,739,581	14,996
	Westports Holdings Bhd.	14,098,641	14,945
	HAP Seng Consolidated Bhd.	7,132,581	14,408
	Frontken Corp. Bhd.	12,431,700	14,237
	Hong Leong Financial Group Bhd.	3,023,632	12,201

		Shares	Market Value ($000)
	Carlsberg Brewery Malaysia Bhd.	2,168,081	11,640
	Genting Plantations Bhd.	4,763,303	11,409
	VS Industry Bhd.	16,818,298	11,322
	TIME dotCom Bhd.	3,263,928	11,208
	Fraser & Neave Holdings Bhd.	1,385,008	10,900
	Yinson Holdings Bhd.	7,866,880	10,091
*	YTL Corp. Bhd.	59,808,400	9,505
	IGB REIT	22,291,533	9,370
*	Alliance Bank Malaysia Bhd.	14,701,953	8,996
	IOI Properties Group Bhd.	23,968,195	7,683
	Sunway Bhd.	20,615,840	7,639
	Sunway REIT	21,469,814	7,530
	British American Tobacco Malaysia Bhd.	2,262,769	7,315
	Axis REIT	14,976,100	7,282
	Scientex Bhd.	7,377,624	7,272
	Pentamaster Corp. Bhd.	4,274,150	6,677
	Sime Darby Property Bhd.	47,159,524	6,631
	Malakoff Corp. Bhd.	29,576,713	6,531
	Serba Dinamik Holdings Bhd.	15,917,496	6,295
	KPJ Healthcare Bhd.	26,438,767	6,007
	DRB-Hicom Bhd.	11,778,917	5,141
	Berjaya Sports Toto Bhd.	9,043,728	4,537
	Magnum Bhd.	8,436,103	4,395
	SP Setia Bhd. Group	18,179,878	4,101
*	Bumi Armada Bhd.	51,000,405	4,055
[2]	Lotte Chemical Titan Holding Bhd.	6,918,647	4,032
	Mega First Corp. Bhd.	2,238,100	3,948
	Astro Malaysia Holdings Bhd.	18,797,864	3,942
*	Sapura Energy Bhd.	126,604,068	3,556
*	AirAsia Group Bhd.	20,730,854	3,541
	Malaysia Building Society Bhd.	23,346,684	3,429
	Malaysian Resources Corp. Bhd.	33,906,301	3,209
	Cahya Mata Sarawak Bhd.	6,483,770	3,033
	Pavilion REIT	8,770,325	2,991
	Bermaz Auto Bhd.	8,354,201	2,801
	Padini Holdings Bhd.	4,127,545	2,677
	AEON Credit Service M Bhd.	924,638	2,467
	Leong Hup International Bhd.	13,498,200	2,229
	Sunway Construction Group Bhd.	5,136,534	1,950
*	Berjaya Corp. Bhd.	41,871,161	1,860
*	WCT Holdings Bhd.	14,298,605	1,618
*	Velesto Energy Bhd.	54,629,412	1,607
*	UEM Sunrise Bhd.	15,078,755	1,390
*	Pos Malaysia Bhd.	4,912,190	1,195
	Muhibbah Engineering M Bhd.	4,421,645	899
	Syarikat Takaful Malaysia Keluarga Bhd.	779,700	828
*	Serba Dinamik Holdings Bhd. Warrants Exp. 12/05/2024	5,144,856	242
*	Velesto Energy Bhd. Warrants Exp. 10/18/2024	12,999,819	177
*	Sunway Bhd. Warrants Exp. 10/03/2024	2,251,901	162
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/2027	2,634,201	62
*	BIMB Holdings Bhd. Warrants Exp. 12/04/2023	741,960	42
			2,122,571
Malta (0.0%)
*,3	BGP Holdings plc	17,449,685	—

		Shares	Market Value ($000)
Mexico (0.5%)
	America Movil SAB de CV	408,154,664	272,183
	Wal-Mart de Mexico SAB de CV	70,337,524	200,214
*	Grupo Financiero Banorte SAB de CV	39,461,267	195,526
	Grupo Mexico SAB de CV Class B	43,370,444	185,846
	Fomento Economico Mexicano SAB de CV	24,852,242	169,367
*	Cemex SAB de CV	198,268,314	113,744
	Grupo Elektra SAB de CV	865,243	58,502
	Grupo Bimbo SAB de CV Class A	30,757,217	57,796
	Fibra Uno Administracion SA de CV	44,519,339	49,712
*	Grupo Televisa SAB	29,929,401	45,247
*	Grupo Aeroportuario del Pacifico SAB de CV Class B	4,397,739	44,323
*	Grupo Aeroportuario del Sureste SAB de CV Class B	2,182,217	34,335
	Gruma SAB de CV Class B	3,006,459	33,008
	Coca-Cola Femsa SAB de CV	7,569,138	32,833
	Orbia Advance Corp. SAB de CV	14,814,881	31,929
*	Grupo Financiero Inbursa SAB de CV	31,820,445	28,376
*	Grupo Aeroportuario del Centro Norte SAB de CV Class B	4,688,650	27,674
*	Infraestructura Energetica Nova SAB de CV	7,537,101	27,525
	Arca Continental SAB de CV	5,938,264	26,961
	Alfa SAB de CV Class A	41,796,841	26,303
*	Industrias Penoles SAB de CV	1,664,139	24,902
	Promotora y Operadora de Infraestructura SAB de CV	3,045,623	22,889
	Kimberly-Clark de Mexico SAB de CV Class A	12,416,054	21,690
*	Telesites SAB de CV	16,411,101	16,484
*	Grupo Carso SAB de CV	6,346,058	15,971
	Becle SAB de CV	7,251,078	15,469
	Megacable Holdings SAB de CV	4,099,101	14,821
	Corp. Inmobiliaria Vesta SAB de CV	7,631,491	14,389
	PLA Administradora Industrial S de RL de CV	10,021,741	14,114
	Qualitas Controladora SAB de CV	2,539,406	13,344
	Grupo Cementos de Chihuahua SAB de CV	2,089,278	13,293
	La Comer SAB de CV	6,301,610	13,111
[2]	GMexico Transportes SAB de CV	9,000,811	12,931
[2]	Macquarie Mexico Real Estate Management SA de CV	10,044,072	12,470
*	Regional SAB de CV	3,048,321	12,470
	Bolsa Mexicana de Valores SAB de CV	5,443,631	12,216
*,2	Banco del Bajio SA	9,591,938	11,586
	Prologis Property Mexico SA de CV	5,650,894	11,275
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	9,278,980	10,456
*	Genomma Lab Internacional SAB de CV Class B	9,685,748	9,918
*	Grupo Aeroportuario del Pacifico SAB de CV ADR	89,855	8,967
*	Alsea SAB de CV	7,512,522	8,469
	El Puerto de Liverpool SAB de CV	2,501,896	7,995
*	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	7,791,868	7,735
	Industrias Bachoco SAB de CV Class B	2,118,349	7,159
	Grupo Herdez SAB de CV	2,677,832	5,944
*	Gentera SAB de CV	14,958,882	5,853
*	Controladora Nemak SAB de CV	44,427,651	5,787
*	Axtel SAB de CV	19,890,279	5,521

		Shares	Market Value ($000)
*	Cemex SAB de CV ADR	941,190	5,393
	Grupo Lala SAB de CV Class B	7,275,879	5,310
	Alpek SAB de CV Class A	5,114,522	4,406
	Grupo Comercial Chedraui SA de CV	3,236,456	4,405
	Concentradora Fibra Danhos SA de CV	3,223,464	3,846
*	Grupo Rotoplas SAB de CV	2,059,101	2,211
*	Unifin Financiera SAB de CV	1,738,334	2,179
[2]	Nemak SAB de CV	6,618,109	1,834
*	Credito Real SAB de CV SOFOM ER	2,969,295	1,530
	Promotora y Operadora de Infraestructura SAB de CV	274,087	1,330
			2,051,077
Netherlands (2.5%)
	ASML Holding NV	5,399,817	2,882,714
*,2	Adyen NV	363,206	758,747
*	Prosus NV	5,863,143	684,996
*	Koninklijke Philips NV	12,331,817	672,197
*	ING Groep NV	52,858,659	469,986
	Koninklijke Ahold Delhaize NV	14,498,585	416,175
	Koninklijke DSM NV	2,341,433	409,314
	Heineken NV	3,205,990	334,449
	Wolters Kluwer NV	3,623,676	301,092
	Akzo Nobel NV	2,590,971	263,760
*	ArcelorMittal SA	9,550,599	209,152
	NN Group NV	4,271,003	177,894
*	QIAGEN NV	3,017,244	163,589
	ASM International NV	637,449	163,294
	Unibail-Rodamco-Westfield	1,840,721	155,430
	Koninklijke KPN NV	45,166,857	141,101
	Heineken Holding NV	1,418,275	124,994
*,2	Just Eat Takeaway.com NV (XLON)	1,004,497	114,861
	Aegon NV	23,904,776	99,116
	IMCD NV	780,343	96,844
*	Randstad NV	1,509,079	94,284
*,2	Signify NV	1,753,949	83,692
	ASR Nederland NV	1,931,421	74,870
*,2	Just Eat Takeaway.com NV (XAMS)	585,130	67,106
	BE Semiconductor Industries NV	975,372	67,060
	Aalberts NV	1,328,478	59,972
[2]	ABN AMRO Bank NV	5,543,081	57,892
	Corbion NV	811,407	47,386
	Koninklijke Vopak NV	894,677	45,282
	SBM Offshore NV	2,171,980	37,282
*	Arcadis NV	1,015,263	35,595
*	JDE Peet's NV	847,098	32,663
*	Boskalis Westminster	1,113,573	31,285
	TKH Group NV	622,788	29,414
*	OCI NV	1,347,766	27,963
	APERAM SA	644,682	27,904
*	PostNL NV	6,726,558	27,730
[2]	GrandVision NV	699,758	20,784
*,2	Intertrust NV	1,131,266	17,393
*,2	Basic-Fit NV	467,446	16,010
[2]	Flow Traders	403,610	15,465
	AMG Advanced Metallurgical Group NV	427,011	13,523
*	TomTom NV	1,155,630	13,442
*	Eurocommercial Properties NV	630,105	12,159
*	Accell Group NV	338,201	11,979

		Shares	Market Value ($000)
*	Fugro NV	952,480	9,976
*	Sligro Food Group NV	423,551	9,411
*,1	Wereldhave NV	617,919	9,077
	NSI NV	193,711	7,987
*	Koninklijke BAM Groep NV	3,566,585	7,030
	Vastned Retail NV	215,107	6,095
*	InPost SA	236,824	5,690
	ForFarmers NV	454,051	2,922
*,2	B&S Group Sarl	291,290	2,458
*	Brunel International NV	230,116	2,229
*,1,3	SRH NV	672,039	—
			9,670,715
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	7,754,631	192,188
	Spark New Zealand Ltd.	26,111,653	89,651
	Meridian Energy Ltd.	16,983,884	86,692
*	Auckland International Airport Ltd.	16,184,953	86,102
*	a2 Milk Co. Ltd.	10,049,593	82,879
	Ryman Healthcare Ltd.	5,797,074	64,400
	Contact Energy Ltd.	10,169,030	59,348
*	Fletcher Building Ltd. (XNZE)	11,381,254	50,589
	Mercury NZ Ltd.	8,972,393	45,757
	Chorus Ltd.	5,899,603	35,678
	Infratil Ltd.	6,832,773	35,153
	EBOS Group Ltd.	1,291,155	26,453
	Summerset Group Holdings Ltd.	2,895,432	25,163
	Goodman Property Trust	14,848,246	23,985
	SKYCITY Entertainment Group Ltd.	9,058,476	19,737
	Kiwi Property Group Ltd.	19,613,217	18,078
	Genesis Energy Ltd.	6,418,010	18,001
	Freightways Ltd.	1,961,527	15,441
	Precinct Properties New Zealand Ltd.	11,164,674	13,782
*	Pushpay Holdings Ltd.	10,975,523	12,930
[1]	Vital Healthcare Property Trust	4,790,033	11,264
	Argosy Property Ltd.	9,973,539	11,017
*	Z Energy Ltd.	4,949,865	10,452
	Vector Ltd.	3,128,305	9,640
*,1	Air New Zealand Ltd.	6,774,185	7,693
[1]	Heartland Group Holdings Ltd.	4,941,155	6,565
*	Kathmandu Holdings Ltd.	6,312,995	5,822
	Arvida Group Ltd.	4,523,644	5,801
*	Restaurant Brands New Zealand Ltd.	635,480	5,352
	Scales Corp. Ltd.	1,347,693	4,715
*	Synlait Milk Ltd.	1,334,686	4,551
*	Tourism Holdings Ltd.	1,892,537	3,044
*	SKY Network Television Ltd.	19,368,712	2,278
*	Vista Group International Ltd.	1,568,001	1,672
*	Fletcher Building Ltd. (XASX)	312,070	1,366
*	New Zealand Refining Co. Ltd.	1,912,451	643
			1,093,882
Norway (0.5%)
*	DNB ASA	13,868,457	269,998
	Equinor ASA	12,994,418	232,876
	Telenor ASA	8,416,965	138,850
	Mowi ASA	5,798,625	128,445
	Yara International ASA	2,329,226	108,310
	Orkla ASA	10,408,531	101,178

		Shares	Market Value ($000)
	Norsk Hydro ASA	18,272,992	80,697
	TOMRA Systems ASA	1,625,675	74,402
*	NEL ASA	17,286,183	61,053
[2]	Scatec ASA	1,593,625	60,301
	Gjensidige Forsikring ASA	2,294,809	52,771
[2]	Entra ASA	2,310,639	51,424
*	Storebrand ASA	6,580,508	50,360
*	Bakkafrost P/F	713,682	50,251
*	Schibsted ASA Class A	1,268,288	47,714
*	Adevinta ASA	3,096,182	45,939
	Salmar ASA	728,194	43,678
	Aker BP ASA	1,523,740	37,845
*	Schibsted ASA Class B	1,067,023	34,325
*	Nordic Semiconductor ASA	2,084,319	31,934
*	Subsea 7 SA	3,214,565	30,050
	Aker ASA Class A	344,707	27,064
	Leroy Seafood Group ASA	3,677,526	25,616
	SpareBank 1 SR-Bank ASA	2,256,797	24,754
	Borregaard ASA	1,349,412	24,697
	TGS NOPEC Geophysical Co. ASA	1,615,792	21,528
	Kongsberg Gruppen ASA	1,073,561	20,766
	SpareBank 1 SMN	1,579,007	18,381
*	Norwegian Finans Holding ASA	2,060,929	17,399
	Veidekke ASA	1,392,372	16,743
*	Atea ASA	1,031,454	15,694
	Austevoll Seafood ASA	1,175,403	11,706
[2]	Elkem ASA	3,312,498	10,063
[2]	BW LPG Ltd.	1,176,920	7,687
[2]	Sbanken ASA	972,706	7,652
*	Frontline Ltd.	1,242,452	7,179
*	Grieg Seafood ASA	717,117	6,676
*	DNO ASA	8,042,274	6,310
	Norway Royal Salmon ASA	229,995	5,239
	BW Offshore Ltd.	1,339,464	5,214
	Stolt-Nielsen Ltd.	368,347	5,104
	Sparebank 1 Oestlandet	438,133	5,076
*	Wallenius Wilhelmsen ASA	1,493,717	3,688
	Bonheur ASA	127,517	3,314
	Ocean Yield ASA	674,913	1,893
*	BW Energy Ltd.	115,475	322
			2,032,166
Other (0.2%)[4]
[1,5]	Vanguard FTSE Emerging Markets ETF	15,759,336	814,443
Pakistan (0.0%)
*	Lucky Cement Ltd.	2,840,281	12,889
	Engro Corp. Ltd.	4,356,701	8,364
*	Pakistan State Oil Co. Ltd.	5,264,837	7,974
	Habib Bank Ltd.	8,728,418	7,745
	MCB Bank Ltd.	6,182,873	7,434
	Hub Power Co. Ltd.	13,245,841	7,236
	Oil & Gas Development Co. Ltd.	10,190,520	6,773
	Pakistan Petroleum Ltd.	9,728,760	5,541
	Fauji Fertilizer Co. Ltd.	8,024,961	5,513
	Pakistan Oilfields Ltd.	2,000,121	5,068
	United Bank Ltd.	4,762,106	4,064
*	DG Khan Cement Co. Ltd.	5,334,211	4,008
	Bank Alfalah Ltd.	17,536,173	3,994

		Shares	Market Value ($000)
	Engro Fertilizers Ltd.	6,697,340	2,714
	Nishat Mills Ltd.	3,488,454	2,461
	Searle Co. Ltd.	1,385,494	2,263
	Millat Tractors Ltd.	274,203	1,833
	Kot Addu Power Co. Ltd.	5,691,009	1,485
*	National Bank of Pakistan	5,101,281	1,343
	SUI Northern Gas Pipeline	4,642,904	1,252
*	SUI Southern Gas Co. Ltd.	10,754,866	992
*	Fauji Cement Co. Ltd.	5,818,507	898
			101,844
Philippines (0.2%)
	SM Investments Corp.	6,649,926	135,992
	SM Prime Holdings Inc.	125,815,396	92,063
	Ayala Land Inc.	105,846,799	82,676
	Ayala Corp.	4,099,737	65,452
	BDO Unibank Inc.	27,562,424	57,553
	JG Summit Holdings Inc.	39,383,281	49,624
	Bank of the Philippine Islands	23,594,992	38,958
	International Container Terminal Services Inc.	15,513,870	38,200
	PLDT Inc.	1,324,794	36,142
	Universal Robina Corp.	11,741,948	32,949
	Metropolitan Bank & Trust Co.	23,674,717	22,099
	Jollibee Foods Corp.	5,427,080	20,010
	Manila Electric Co.	3,344,768	18,122
	Metro Pacific Investments Corp.	196,521,743	16,474
	Security Bank Corp.	5,985,369	16,135
	Globe Telecom Inc.	383,100	15,445
	GT Capital Holdings Inc.	1,299,767	14,393
	Megaworld Corp.	156,386,977	12,380
	San Miguel Food & Beverage Inc.	8,512,150	12,035
	San Miguel Corp.	4,473,846	11,363
	Alliance Global Group Inc.	53,555,107	11,004
	Robinsons Land Corp.	26,045,966	10,244
	Robinsons Retail Holdings Inc.	7,777,228	9,887
	Aboitiz Power Corp.	19,392,894	9,669
	LT Group Inc.	34,952,767	9,637
	Puregold Price Club Inc.	11,838,838	8,847
	Bloomberry Resorts Corp.	44,525,145	7,358
	Wilcon Depot Inc.	19,954,322	7,289
	First Gen Corp.	10,588,734	6,554
	DMCI Holdings Inc.	55,783,648	6,063
*	Manila Water Co. Inc.	15,930,970	4,796
	Vista Land & Lifescapes Inc.	53,487,736	4,656
	Century Pacific Food Inc.	10,863,900	3,950
	Nickel Asia Corp.	38,295,224	3,727
	D&L Industries Inc.	26,716,516	3,677
	Semirara Mining & Power Corp. Class A	14,234,218	3,630
	Filinvest Land Inc.	123,359,137	2,846
*	Cebu Air Inc.	2,248,981	2,219
*,2	CEMEX Holdings Philippines Inc.	66,962,050	1,863
*,3	Energy Development Corp. China Inc.	41,300	6
			905,987
Poland (0.2%)
*	KGHM Polska Miedz SA	1,853,062	93,270
*	Powszechna Kasa Oszczednosci Bank Polski SA	11,382,766	87,887
*,2	Allegro.eu SA	3,988,792	78,110
*,1	CD Projekt SA	842,494	68,705

		Shares	Market Value ($000)
	Polski Koncern Naftowy ORLEN SA	4,110,388	61,604
*	Powszechny Zaklad Ubezpieczen SA	7,442,177	59,403
*,2	Dino Polska SA	650,633	45,692
	Polskie Gornictwo Naftowe i Gazownictwo SA	22,997,591	34,809
*	Bank Polska Kasa Opieki SA	2,039,493	34,712
	Cyfrowy Polsat SA	3,687,854	30,199
*	LPP SA	11,434	23,510
*	Santander Bank Polska SA	407,610	19,724
*	PGE Polska Grupa Energetyczna SA	9,711,786	16,959
*	Orange Polska SA	9,103,474	16,025
	Asseco Poland SA	858,436	15,626
	Grupa Lotos SA	1,307,890	13,501
*	KRUK SA	218,107	9,751
	Kernel Holding SA	619,663	9,055
*	Tauron Polska Energia SA	11,809,458	8,860
*	CCC SA	398,430	8,813
*	mBank SA	168,256	8,799
*	Bank Millennium SA	7,851,059	8,216
*,1	AmRest Holdings SE	912,268	6,918
*	Jastrzebska Spolka Weglowa SA	703,546	5,954
*,1	Alior Bank SA	1,203,749	5,478
*	Enea SA	2,781,221	5,100
*	Bank Handlowy w Warszawie SA	457,735	4,751
*	Grupa Azoty SA	599,325	4,646
	Warsaw Stock Exchange	373,832	4,411
*	Eurocash SA	1,004,785	3,682
*	Ciech SA	323,352	2,718
*,3	getBACK SA	560,985	565
			797,453
Portugal (0.1%)
	EDP - Energias de Portugal SA	37,909,335	237,813
	Galp Energia SGPS SA	6,992,770	70,187
	EDP Renovaveis SA	2,116,669	57,967
	Jeronimo Martins SGPS SA	3,173,176	51,891
	REN - Redes Energeticas Nacionais SGPS SA	5,990,549	17,048
*	Banco Comercial Portugues SA	109,116,072	15,116
	NOS SGPS SA	3,150,030	10,863
	Sonae SGPS SA	12,383,320	9,927
*	Navigator Co. SA	2,777,542	8,336
	Altri SGPS SA	1,325,283	7,907
	Corticeira Amorim SGPS SA	508,215	6,868
*	CTT-Correios de Portugal SA	1,895,229	5,488
	Semapa-Sociedade de Investimento e Gestao	263,111	2,794
*,1	Mota-Engil SGPS SA	1,076,858	1,807
			504,012
Qatar (0.2%)
	Qatar National Bank QPSC	60,218,911	297,428
	Industries Qatar QSC	27,620,058	91,418
	Qatar Islamic Bank SAQ	16,364,577	74,509
	Masraf Al Rayan QSC	53,350,985	64,302
	Qatar Fuel QSC	6,550,580	33,556
	Qatar Gas Transport Co. Ltd.	36,442,846	33,019
	Commercial Bank PSQC	27,367,230	32,056
	Mesaieed Petrochemical Holding Co.	56,469,347	31,344
	Qatar Electricity & Water Co. QSC	6,413,260	31,327
	Ooredoo QPSC	11,879,958	27,196
	Qatar International Islamic Bank QSC	9,888,972	24,167

		Shares	Market Value ($000)
	Barwa Real Estate Co.	24,560,593	22,263
	Qatar Insurance Co. SAQ	20,486,094	13,743
*	Doha Bank QPSC	20,023,445	12,610
	United Development Co. QSC	22,914,229	9,838
	Qatar Aluminum Manufacturing Co.	36,520,888	9,495
*	Ezdan Holding Group QSC	20,173,717	9,424
	Vodafone Qatar QSC	21,074,489	8,681
	Al Meera Consumer Goods Co. QSC	1,026,260	5,674
*	Gulf International Services QSC	11,539,169	4,994
	Medicare Group	1,780,522	4,289
			841,333
Romania (0.0%)
	Banca Transilvania SA	44,242,771	25,197
Russia (0.7%)
	Sberbank of Russia PJSC	139,067,637	471,772
	Gazprom PJSC	142,128,158	399,432
	LUKOIL PJSC	4,881,849	347,042
	MMC Norilsk Nickel PJSC	676,662	217,833
	Novatek PJSC	12,090,886	202,267
	Tatneft PJSC	16,504,655	106,063
	Rosneft Oil Co. PJSC	14,150,917	88,266
	Polyus PJSC GDR	628,372	59,224
	Surgutneftegas PJSC Preference Shares	108,582,184	57,249
	Alrosa PJSC	34,690,977	45,561
	Novatek PJSC GDR	255,566	42,646
	Moscow Exchange MICEX-RTS PJSC	20,300,835	41,972
	Transneft PJSC Preference Shares	21,643	40,894
	Magnit PJSC GDR	2,713,033	40,338
	Surgutneftegas PJSC	79,481,868	35,061
	Severstal PAO	2,109,166	35,004
	Inter RAO UES PJSC	491,706,531	33,888
	VTB Bank PJSC	68,651,248,711	33,096
	Mobile TeleSystems PJSC ADR	3,174,526	28,571
	Novolipetskiy Metallurgicheskiy Kombinat PAO GDR	972,885	27,060
	Mobile TeleSystems PJSC	6,090,423	26,463
	Magnit PJSC	388,134	25,115
	Tatneft PJSC ADR (XLON)	640,052	24,808
	PhosAgro PJSC GDR	1,467,898	22,970
	Rostelecom PJSC	13,826,872	18,427
	Magnitogorsk Iron & Steel Works PJSC	26,153,180	17,820
	RusHydro PJSC	1,654,331,672	16,958
	Novolipetskiy Metallurgicheskiy Kombinat PAO	6,110,412	16,906
	Detsky Mir PJSC	8,146,989	15,362
	Polyus PJSC	67,543	12,852
	Tatneft PJSC Preference Shares	1,991,416	11,940
	Federal Grid Co. Unified Energy System PJSC	3,953,297,542	11,201
	MMC Norilsk Nickel PJSC ADR	336,033	10,789
*	Aeroflot PJSC	11,392,503	10,477
	Sistema PJSFC GDR	1,268,701	10,438
	Rosneft Oil Co. PJSC GDR	1,508,787	9,311
	Severstal PAO GDR	551,223	9,205
	ROSSETI PJSC	435,491,133	9,171
	M.Video PJSC	786,819	7,426
	Sistema PJSFC	17,213,241	7,186
	Unipro PJSC	175,585,678	6,543
	Bashneft PJSC	215,214	4,657

		Shares	Market Value ($000)
	Surgutneftegas PJSC ADR	972,417	4,241
	Raspadskaya OJSC	1,767,302	3,878
	OGK-2 PJSC	320,790,407	3,215
	Mosenergo PJSC	89,756,956	2,555
	ENEL RUSSIA PJSC	159,361,090	1,910
	Rosseti Lenenergo PJSC Preference Shares	755,747	1,570
	Mechel PJSC Preference Shares	1,596,624	1,551
*	Mechel PJSC	1,547,984	1,426
	TGC-1 PJSC	8,486,636,259	1,246
*	Mechel PJSC ADR	691,625	1,190
	PhosAgro PJSC	15,124	728
	LUKOIL PJSC ADR	3,765	266
	Tatneft PJSC ADR (OOTC)	5,555	216
	Sberbank of Russia PJSC ADR (XLON)	10,978	150
	Bashneft PJSC Preference Shares	3,317	52
			2,683,458
Saudi Arabia (0.8%)
	Saudi Basic Industries Corp.	12,103,632	330,520
	Al Rajhi Bank	16,558,448	321,718
[2]	Saudi Arabian Oil Co.	33,656,796	311,608
	Saudi Telecom Co.	8,076,477	243,353
	National Commercial Bank	18,284,651	210,170
	Riyad Bank	19,941,005	113,238
	Samba Financial Group	13,337,590	107,027
	Saudi British Bank	13,176,865	93,990
	Banque Saudi Fransi	8,108,968	72,616
	SABIC Agri-Nutrients Co.	2,746,644	67,832
[1]	Saudi Electricity Co.	10,722,957	63,232
*	Saudi Arabian Mining Co.	5,432,976	60,646
*	Alinma Bank	12,778,071	55,609
	Yanbu National Petrochemical Co.	3,135,111	53,482
	Almarai Co. JSC	3,489,823	50,076
	Arab National Bank	8,733,566	47,256
*	Etihad Etisalat Co.	5,142,012	39,154
	Savola Group	3,640,386	38,153
	Jarir Marketing Co.	818,772	38,094
	Bank AlBilad	4,944,032	36,533
*	Saudi Kayan Petrochemical Co.	9,483,989	36,384
	Dr Sulaiman Al Habib Medical Services Group Co.	1,007,794	30,946
*	Bupa Arabia for Cooperative Insurance Co.	837,256	26,074
	Mouwasat Medical Services Co.	646,756	24,786
	Advanced Petrochemical Co.	1,448,282	24,635
	Sahara International Petrochemical Co.	4,623,338	22,615
*	Mobile Telecommunications Co. Saudi Arabia	6,089,762	22,252
	Southern Province Cement Co.	910,670	21,598
	Abdullah Al Othaim Markets Co.	615,646	20,439
	Saudi Industrial Investment Group	2,924,426	20,045
	Bank Al-Jazira	5,314,812	19,159
*	Co. for Cooperative Insurance	826,446	17,374
	Saudi Cement Co.	949,395	16,721
*	Dar Al Arkan Real Estate Development Co.	6,804,631	15,586
*	National Industrialization Co.	4,336,110	15,560
	National Petrochemical Co.	1,623,785	14,982
	Arabian Centres Co. Ltd.	2,235,581	14,140
	Qassim Cement Co.	586,138	14,089
*	Emaar Economic City	5,380,072	12,945
	Yanbu Cement Co.	956,813	11,957

		Shares	Market Value ($000)
	Saudi Airlines Catering Co.	555,966	11,371
*	Rabigh Refining & Petrochemical Co.	2,872,974	10,704
	Yamama Cement Co.	1,288,582	10,619
	United Electronics Co.	423,923	10,543
*	Saudi Research & Marketing Group	512,903	10,401
*	Saudi Ground Services Co.	1,213,284	10,072
*	Seera Group Holding	2,081,451	10,043
	Saudia Dairy & Foodstuff Co.	218,925	9,353
[1]	Dallah Healthcare Co.	564,458	8,260
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	799,885	8,203
	Jadwa REIT Saudi Fund	2,007,774	7,641
	City Cement Co.	977,657	7,260
	Arriyadh Development Co.	1,478,332	7,140
	Najran Cement Co.	1,391,330	7,108
	Aldrees Petroleum & Transport Services Co.	405,862	7,028
*	Al Hammadi Co. for Development & Investment	924,548	6,877
	Arabian Cement Co.	566,033	6,845
	Eastern Province Cement Co.	546,661	6,587
*	Leejam Sports Co. JSC	318,981	6,254
	Herfy Food Services Co.	383,095	5,940
	Dur Hospitality Co.	724,347	5,627
*	Saudi Chemical Co. Holding	589,377	5,384
*	Saudi Ceramic Co.	414,023	5,350
*	Fawaz Abdulaziz Al Hokair & Co.	903,625	5,118
*	Saudi Real Estate Co.	1,253,477	5,021
*	National Agriculture Development Co.	646,220	4,951
	United International Transportation Co.	446,346	4,647
*	Middle East Healthcare Co.	487,061	4,494
*	Al Jouf Cement Co.	1,413,034	4,268
*	Saudi Public Transport Co.	910,816	4,243
	National Medical Care Co.	297,637	4,165
*	Hail Cement Co.	908,170	4,162
*	Astra Industrial Group	579,341	3,964
	Bawan Co.	536,175	3,949
*	National Gas & Industrialization Co.	479,804	3,871
	Northern Region Cement Co.	1,078,144	3,558
*	Aseer Trading Tourism & Manufacturing Co.	782,089	3,302
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	530,580	3,120
*	Mediterranean & Gulf Insurance & Reinsurance Co.	493,132	3,021
*	Tabuk Cement Co.	577,766	2,905
*	Methanol Chemicals Co.	741,628	2,513
*	Zamil Industrial Investment Co.	387,085	2,158
			3,014,634
Singapore (0.8%)
	DBS Group Holdings Ltd.	24,095,241	454,370
	Oversea-Chinese Banking Corp. Ltd.	46,505,186	360,427
	United Overseas Bank Ltd.	17,241,094	302,923
	Singapore Telecommunications Ltd.	99,859,678	176,906
	Wilmar International Ltd.	28,823,024	114,080
	Ascendas REIT	46,285,403	106,796
	CapitaLand Integrated Commercial Trust	62,038,895	99,116
	Singapore Exchange Ltd.	11,360,116	84,395
	CapitaLand Ltd.	34,116,522	82,004
	Keppel Corp. Ltd.	19,343,679	72,706

		Shares	Market Value ($000)
	Singapore Technologies Engineering Ltd.	21,216,097	59,152
	Mapletree Logistics Trust	37,040,186	54,936
*	Singapore Airlines Ltd.	17,453,615	53,837
	Venture Corp. Ltd.	3,589,938	53,354
	Genting Singapore Ltd.	79,199,718	50,829
	Mapletree Commercial Trust	32,094,727	49,655
	Mapletree Industrial Trust	21,632,334	46,580
	Keppel DC REIT	17,782,129	39,738
	Frasers Logistics & Commercial Trust	36,354,500	39,297
	UOL Group Ltd.	7,085,235	38,894
	Suntec REIT	31,108,130	37,272
	City Developments Ltd.	6,433,338	34,749
	ComfortDelGro Corp. Ltd.	28,009,990	33,236
	Frasers Centrepoint Trust	16,085,766	31,273
	NetLink NBN Trust	40,594,050	29,122
	Keppel REIT	30,024,681	27,438
*	SATS Ltd.	8,539,967	24,652
	Mapletree North Asia Commercial Trust	31,189,466	22,859
	Keppel Infrastructure Trust	53,721,395	22,402
	Ascott Residence Trust	27,537,077	21,646
	Jardine Cycle & Carriage Ltd.	1,294,712	20,935
	Singapore Press Holdings Ltd.	21,466,614	18,994
	Manulife US REIT	22,373,230	16,377
	Sembcorp Industries Ltd.	12,587,133	15,552
	Parkway Life REIT	4,504,930	14,053
	Hutchison Port Holdings Trust	65,408,197	13,357
	CapitaLand China Trust	12,406,742	12,829
	CDL Hospitality Trusts	13,559,617	12,513
	Ascendas India Trust	10,948,075	12,364
	Golden Agri-Resources Ltd.	90,002,598	12,227
*	Sembcorp Marine Ltd.	97,672,473	10,599
	ESR-REIT	35,735,948	10,556
	Singapore Post Ltd.	19,092,547	9,888
	Olam International Ltd.	7,475,032	8,924
	Cromwell European REIT	14,423,580	8,703
	StarHub Ltd.	8,523,159	8,193
	Lendlease Global Commercial REIT	13,481,923	7,781
	ARA LOGOS Logistics Trust	14,160,107	7,420
	First Resources Ltd.	6,353,004	7,410
	Raffles Medical Group Ltd.	10,448,269	7,330
	Sheng Siong Group Ltd.	5,891,554	7,165
	Keppel Pacific Oak US REIT	9,520,199	6,967
	OUE Commercial REIT	23,425,112	6,865
	Starhill Global REIT	17,053,430	6,717
	AIMS APAC REIT	6,845,406	6,628
	Wing Tai Holdings Ltd.	4,208,209	6,001
	AEM Holdings Ltd.	1,970,987	5,891
	Soilbuild Business Space REIT	12,135,652	4,823
	Far East Hospitality Trust	10,381,912	4,605
[3]	Best World International Ltd.	4,538,331	4,434
	SIA Engineering Co. Ltd.	2,976,503	4,229
	Prime US REIT	4,518,591	3,692
	Sabana Shari'ah Compliant Industrial REIT	12,259,200	3,490
	Frasers Property Ltd.	3,564,976	3,287
	Frasers Hospitality Trust	8,651,894	3,270
	SPH REIT	5,151,945	3,223
*	Yoma Strategic Holdings Ltd.	14,351,312	2,965
	Lippo Malls Indonesia Retail Trust	61,397,000	2,904

		Shares	Market Value ($000)
*	Thomson Medical Group Ltd.	73,835,829	2,710
	Silverlake Axis Ltd.	10,223,945	2,027
*	COSCO Shipping International Singapore Co. Ltd.	9,939,287	2,018
	Asian Pay Television Trust	19,463,645	1,670
*,3	Eagle Hospitality Trust	11,225,800	1,538
	Bumitama Agri Ltd.	3,232,015	1,261
*,1,3	Hyflux Ltd.	7,030,168	1,111
	First REIT	6,586,627	1,063
*,1,3	Noble Group Ltd.	13,223,534	806
*,1,3	Ezra Holdings Ltd.	20,298,532	168
*	First REIT Rights Exp. 02/16/2021	6,454,894	73
*	Berlian Laju Tanker Tbk. PT	18,834,500	67
*,1	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	12,879,086	—
			2,962,317
South Africa (1.1%)
	Naspers Ltd.	5,728,400	1,325,147
	FirstRand Ltd.	65,147,489	204,612
	Sibanye Stillwater Ltd.	38,984,490	147,992
	Standard Bank Group Ltd.	17,458,464	144,734
	Impala Platinum Holdings Ltd.	10,139,331	136,927
	AngloGold Ashanti Ltd.	5,671,495	132,161
	Gold Fields Ltd.	11,795,602	110,600
*	Capitec Bank Holdings Ltd.	1,124,895	102,970
	MTN Group	24,529,423	101,197
	Anglo American Platinum Ltd.	828,307	82,405
	Sanlam Ltd.	21,372,346	81,436
*	Sasol Ltd.	7,533,070	81,202
	Bid Corp. Ltd.	4,520,749	75,071
	Absa Group Ltd.	9,895,709	74,207
	Vodacom Group Ltd.	8,231,031	67,142
	Shoprite Holdings Ltd.	6,739,120	62,285
*	Northam Platinum Ltd.	4,761,039	59,148
[1]	Clicks Group Ltd.	3,322,218	54,585
[1]	Old Mutual Ltd. (AQXE)	62,957,978	54,276
	MultiChoice Group	6,038,082	51,420
*	Aspen Pharmacare Holdings Ltd.	5,307,820	50,107
	Bidvest Group Ltd.	4,692,504	48,371
	Remgro Ltd.	7,144,986	47,313
	Discovery Ltd.	5,112,975	43,341
	Mr Price Group Ltd.	3,598,856	40,893
	Nedbank Group Ltd.	4,804,755	38,770
	Woolworths Holdings Ltd.	12,331,894	36,536
	Growthpoint Properties Ltd.	45,159,442	36,092
	Exxaro Resources Ltd.	3,539,798	35,161
	SPAR Group Ltd.	2,707,731	34,624
	Reinet Investments SCA	1,932,536	33,835
*	Harmony Gold Mining Co. Ltd.	7,074,793	31,381
*	Foschini Group Ltd.	4,573,541	30,863
	Tiger Brands Ltd.	2,332,827	30,661
	NEPI Rockcastle plc	5,002,660	30,240
	Kumba Iron Ore Ltd.	724,454	29,023
	African Rainbow Minerals Ltd.	1,500,299	27,043
*	Life Healthcare Group Holdings Ltd.	19,234,135	24,558
	AVI Ltd.	4,466,911	22,242
*	Sappi Ltd.	7,728,763	21,814
	Rand Merchant Investment Holdings Ltd.	9,948,784	19,783
	Truworths International Ltd.	6,282,462	18,457

		Shares	Market Value ($000)
*	Netcare Ltd.	20,853,291	18,420
*	Redefine Properties Ltd.	80,238,106	17,623
	Pick n Pay Stores Ltd.	4,979,256	17,518
*	Barloworld Ltd.	2,765,121	17,210
	Ninety One plc	4,854,375	15,494
	Momentum Metropolitan Holdings	13,532,221	14,718
	Fortress REIT Ltd. Class A (XJSE)	16,575,485	14,288
	Coronation Fund Managers Ltd.	3,564,109	11,482
	Equites Property Fund Ltd.	9,856,962	10,918
	Resilient REIT Ltd.	4,166,764	10,916
	PSG Group Ltd.	2,279,530	9,697
*,1,2	Pepkor Holdings Ltd.	9,877,628	9,611
*	Motus Holdings Ltd.	2,334,879	9,459
	Telkom SA SOC Ltd.	4,235,244	9,397
	Investec Ltd.	3,704,152	9,372
	Santam Ltd.	505,096	8,843
*	KAP Industrial Holdings Ltd.	35,001,731	8,481
	JSE Ltd.	1,068,163	8,100
	AECI Ltd.	1,335,491	8,073
*,2	Dis-Chem Pharmacies Ltd.	5,362,254	7,798
*	Bytes Technology Group plc	1,462,924	7,216
	Liberty Holdings Ltd.	1,668,914	6,750
*	Super Group Ltd.	4,218,233	6,598
*	Transaction Capital Ltd.	4,126,424	6,534
	Imperial Logistics Ltd.	2,299,838	6,435
[1]	Hyprop Investments Ltd.	3,822,804	6,272
*	Omnia Holdings Ltd.	2,073,650	6,068
	Ninety One Ltd.	1,976,718	6,050
*	Bytes Technology Group plc (XJSE)	1,164,849	5,699
*,1	Steinhoff International Holdings NV (XJSE)	41,388,843	5,613
	Distell Group Holdings Ltd.	913,128	5,594
	Irongate Group	5,845,108	5,440
[1]	DRDGOLD Ltd.	5,141,823	5,395
	Reunert Ltd.	2,096,574	5,280
	Cashbuild Ltd.	252,552	4,753
	Vukile Property Fund Ltd.	10,232,196	4,632
	MAS Real Estate Inc.	5,378,115	4,594
*	DataTec Ltd.	2,681,123	4,362
	Astral Foods Ltd.	497,399	4,152
*	Advtech Ltd.	6,114,372	4,051
*,1	Massmart Holdings Ltd.	1,454,006	3,869
	SA Corporate Real Estate Ltd.	32,552,579	3,557
*	Wilson Bayly Holmes-Ovcon Ltd.	653,161	3,548
	Raubex Group Ltd.	2,080,686	3,471
*	EPP NV	5,473,491	3,414
*	Famous Brands Ltd.	1,136,225	3,336
	Investec Property Fund Ltd.	5,297,614	3,087
*	Long4Life Ltd.	10,753,530	2,987
	Adcock Ingram Holdings Ltd.	966,401	2,916
*	Metair Investments Ltd.	2,335,567	2,885
	Attacq Ltd.	8,779,037	2,780
	Emira Property Fund Ltd.	5,820,806	2,617
	Fortress REIT Ltd. Class B (XJSE)	14,947,085	2,565
*	Blue Label Telecoms Ltd.	8,412,013	2,546
*,1	Hosken Consolidated Investments Ltd.	691,358	2,490
*,1	Brait SE	12,158,435	2,439
	Alexander Forbes Group Holdings Ltd.	9,386,906	2,279
	Allied Electronics Corp. Ltd. Class A	2,858,875	2,213

		Shares	Market Value ($000)
*	Sun International Ltd.	2,537,633	2,198
	Curro Holdings Ltd.	3,031,417	2,184
*	Tsogo Sun Gaming Ltd.	5,824,826	1,924
	Hudaco Industries Ltd.	298,002	1,817
*	RMB Holdings Ltd.	16,170,417	1,531
*,1,3	Intu Properties plc	14,406,415	351
	Old Mutual Ltd. (XJSE)	97,127	83
*	Steinhoff International Holdings NV (XETR)	370,866	51
*,1,3	Great Basin Gold Ltd.	2,279,068	—
			4,292,669
South Korea (4.1%)
	Samsung Electronics Co. Ltd.	63,368,768	4,632,702
	SK Hynix Inc.	6,990,301	763,205
	Samsung Electronics Co. Ltd. Preference Shares	11,464,256	747,669
	NAVER Corp.	1,791,587	546,669
	LG Chem Ltd.	634,963	517,909
	Samsung SDI Co. Ltd.	711,129	464,581
*	Celltrion Inc.	1,427,130	411,959
	Hyundai Motor Co.	1,907,714	388,967
	Kakao Corp.	727,575	285,825
	Kia Motors Corp.	3,487,484	255,591
*	Hyundai Mobis Co. Ltd.	870,949	246,818
	LG Electronics Inc.	1,513,340	206,607
	POSCO	922,453	202,484
*	NCSoft Corp.	227,040	192,360
	KB Financial Group Inc.	5,183,035	187,135
*	SK Innovation Co. Ltd.	732,239	182,800
	LG Household & Health Care Ltd.	121,110	168,593
	Shinhan Financial Group Co. Ltd.	6,055,380	166,066
	Samsung Electro-Mechanics Co. Ltd.	757,601	137,799
	Samsung C&T Corp.	1,133,661	131,368
*,2	Samsung Biologics Co. Ltd.	181,547	128,534
*	Celltrion Healthcare Co. Ltd.	979,274	125,443
	SK Holdings Co. Ltd.	422,782	117,483
	Hana Financial Group Inc.	3,915,868	114,165
*	LG Corp.	1,223,083	108,153
	KT&G Corp.	1,476,418	105,633
*	Amorepacific Corp.	436,405	86,985
	Samsung SDS Co. Ltd.	432,486	75,311
	Samsung Fire & Marine Insurance Co. Ltd.	452,487	67,923
	SK Telecom Co. Ltd.	282,212	61,547
	LG Display Co. Ltd.	3,030,182	58,904
	Korea Electric Power Corp.	2,824,207	57,628
	Hyundai Motor Co. Preference Shares	620,202	56,917
	Samsung Life Insurance Co. Ltd.	860,318	54,237
*	Kumho Petrochemical Co. Ltd.	241,656	53,083
	Woori Financial Group Inc.	6,350,294	49,964
*	Korea Zinc Co. Ltd.	136,020	49,079
*	Mirae Asset Daewoo Co. Ltd.	5,784,786	48,993
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	583,475	48,873
*	Hanwha Solutions Corp.	1,090,046	48,496
*	Coway Co. Ltd.	772,177	47,956
*	HLB Inc.	582,076	46,770
*	Lotte Chemical Corp.	200,821	46,704
*	SK Chemicals Co. Ltd.	122,931	45,967
*	HMM Co. Ltd.	3,741,145	45,682

		Shares	Market Value ($000)
	POSCO Chemical Co. Ltd.	367,291	43,976
	Hyundai Glovis Co. Ltd.	252,151	42,760
*	CJ CheilJedang Corp.	112,402	42,682
*	Celltrion Pharm Inc.	255,338	39,894
*	Yuhan Corp.	672,988	39,474
*	E-MART Inc.	266,688	39,068
*	Korea Investment Holdings Co. Ltd.	521,962	37,870
*	Hankook Tire & Technology Co. Ltd.	1,026,427	37,628
*	Hyundai Engineering & Construction Co. Ltd.	1,021,449	36,696
	Hyundai Steel Co.	1,039,188	35,954
	LG Innotek Co. Ltd.	196,707	34,986
*	S-Oil Corp.	566,028	34,541
*	Hanmi Pharm Co. Ltd.	101,236	34,493
	Hanon Systems	2,230,033	33,180
*	Samsung Heavy Industries Co. Ltd.	5,936,360	32,931
*	Orion Corp.	302,777	32,459
*	Shin Poong Pharmaceutical Co. Ltd.	440,169	31,690
	Hotel Shilla Co. Ltd.	431,432	31,301
*	Kangwon Land Inc.	1,481,946	31,147
	Samsung Securities Co. Ltd.	901,406	30,397
*	Alteogen Inc.	247,623	29,257
*	SKC Co. Ltd.	270,422	29,199
	Seegene Inc.	197,949	28,879
*	Doosan Heavy Industries & Construction Co. Ltd.	2,734,710	28,572
*	LG Uplus Corp.	2,673,729	28,523
*	GS Engineering & Construction Corp.	827,052	28,164
*	Mando Corp.	453,959	27,940
*	Green Cross Corp.	74,111	27,838
*	Korean Air Lines Co. Ltd.	1,086,813	27,824
*,2	Netmarble Corp.	234,184	27,431
*	Fila Holdings Corp.	718,985	27,426
*	KMW Co. Ltd.	394,721	27,105
*	DB HiTek Co. Ltd.	492,939	26,916
	LG Chem Ltd. Preference Shares	63,736	26,567
*	Korea Aerospace Industries Ltd.	941,132	26,109
*	SK Biopharmaceuticals Co. Ltd.	196,197	25,476
*	Hyundai Heavy Industries Holdings Co. Ltd.	120,603	25,343
*	Pearl Abyss Corp.	88,093	24,774
*	Samsung Engineering Co. Ltd.	2,212,410	24,403
*	GS Holdings Corp.	717,637	23,288
*	Douzone Bizon Co. Ltd.	251,227	22,382
*	Hanjin Kal Corp.	410,329	22,355
*	OCI Co. Ltd.	252,833	22,235
*	DL E&C Co. Ltd.	222,747	22,203
*	Hanwha Corp.	773,283	22,151
*	WONIK IPS Co. Ltd.	504,274	21,474
	Industrial Bank of Korea	3,062,548	21,410
*	DB Insurance Co. Ltd.	630,257	20,720
*	KIWOOM Securities Co. Ltd.	163,602	20,584
*	AMOREPACIFIC Group	389,675	20,519
*	Hansol Chemical Co. Ltd.	119,193	20,454
*	BNK Financial Group Inc.	4,150,745	20,388
*	Genexine Inc.	239,896	20,041
*	Doosan Fuel Cell Co. Ltd.	402,677	19,995
*	CJ ENM Co. Ltd.	146,594	19,987
	S-1 Corp.	275,639	19,869
*	Shinsegae Inc.	94,432	19,728

		Shares	Market Value ($000)
*	Cellivery Therapeutics Inc.	75,929	19,441
	Com2uSCorp	135,867	19,387
	SK Materials Co. Ltd.	67,688	18,606
*	Hanwha Aerospace Co. Ltd.	510,191	18,538
*	NH Investment & Securities Co. Ltd.	1,856,873	18,295
	LEENO Industrial Inc.	133,769	18,263
	Ecopro BM Co. Ltd.	111,257	18,139
*	Hyundai Wia Corp.	219,283	17,726
	Cheil Worldwide Inc.	985,617	16,966
	L&F Co. Ltd.	246,793	16,174
*	Koh Young Technology Inc.	168,295	16,114
*	CJ Logistics Corp.	104,412	15,655
*	HDC Hyundai Development Co-Engineering & Construction	637,434	15,535
*	Hugel Inc.	88,566	15,501
*	CJ Corp.	184,176	15,495
*	Hyundai Marine & Fire Insurance Co. Ltd.	871,467	15,461
*	Chong Kun Dang Pharmaceutical Corp.	93,511	15,299
*	Hanall Biopharma Co. Ltd.	531,214	15,153
*	Iljin Materials Co. Ltd.	230,527	14,652
*	Hyundai Department Store Co. Ltd.	209,138	14,618
*	Lotte Shopping Co. Ltd.	150,909	14,209
*	Meritz Securities Co. Ltd.	4,370,676	13,748
	Ecopro Co. Ltd.	263,810	13,726
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	626,901	13,676
*	Daewoo Engineering & Construction Co. Ltd.	2,555,084	13,468
	Youngone Corp.	425,961	13,444
*	Green Cross Holdings Corp.	341,535	13,348
*	LS Corp.	232,753	13,333
*	BGF retail Co. Ltd.	87,303	13,236
*	Doosan Infracore Co. Ltd.	1,819,214	13,227
*	Hanmi Science Co. Ltd.	183,528	13,179
	Soulbrain Co. Ltd.	54,903	13,138
[1]	Korea Electric Power Corp. ADR	1,254,215	12,893
*	DGB Financial Group Inc.	2,259,586	12,838
	LG Household & Health Care Ltd. Preference Shares	20,316	12,717
*	Hyundai Elevator Co. Ltd.	336,326	12,713
*	Hite Jinro Co. Ltd.	439,041	12,485
	Hyundai Motor Co. Preference Shares	119,508	12,029
	NongShim Co. Ltd.	47,676	12,016
*	GS Retail Co. Ltd.	385,474	11,953
*	Hanssem Co. Ltd.	139,943	11,839
*	Dongjin Semichem Co. Ltd.	436,180	11,793
	KCC Corp.	65,824	11,665
	Posco International Corp.	786,181	11,600
*	Hyundai Rotem Co. Ltd.	664,937	11,383
*	Pan Ocean Co. Ltd.	2,797,056	11,374
*	MedPacto Inc.	163,683	11,211
*	LegoChem Biosciences Inc.	206,868	11,154
*	Daewoong Co. Ltd.	267,822	11,133
*	HLB Life Science Co. Ltd.	552,805	11,095
*	Hyundai Mipo Dockyard Co. Ltd.	288,161	11,092
*	JYP Entertainment Corp.	381,538	11,086
	Dongsuh Cos. Inc.	402,532	11,081
*	LOTTE Fine Chemical Co. Ltd.	227,543	11,035
*	Oscotec Inc.	316,591	11,009

		Shares	Market Value ($000)
*	LS Electric Co. Ltd.	198,722	10,869
	Lotte Corp.	373,890	10,839
	Bukwang Pharmaceutical Co. Ltd.	537,308	10,703
	SK Telecom Co. Ltd. ADR	441,947	10,677
*	Kolmar Korea Co. Ltd.	228,467	10,494
*	Korea Gas Corp.	375,766	10,419
	Samsung Card Co. Ltd.	392,148	10,397
*	Meritz Fire & Marine Insurance Co. Ltd.	729,741	10,312
*	Kolon Industries Inc.	281,829	10,283
*	Hyosung TNC Co. Ltd.	38,403	10,231
*	Korea Petrochemical Ind Co. Ltd.	40,013	10,110
*	SK Networks Co. Ltd.	2,136,840	9,857
*	ST Pharm Co. Ltd.	124,277	9,802
*	Eo Technics Co. Ltd.	111,336	9,799
*	Sam Chun Dang Pharm Co. Ltd.	181,752	9,718
*,1,3	SillaJen Inc.	887,353	9,599
*	Pharmicell Co. Ltd.	749,856	9,565
*	DL Holdings Co. Ltd.	173,648	9,439
*	Doosan Bobcat Inc.	346,812	9,348
*	Paradise Co. Ltd.	661,793	9,345
	Osstem Implant Co. Ltd.	149,274	9,154
*	GemVax & Kael Co. Ltd.	452,182	9,128
*	Helixmith Co. Ltd.	398,645	9,082
*	Sebang Global Battery Co. Ltd.	99,586	9,039
*	Hyundai Bioscience Co. Ltd.	441,720	8,908
*	NHN Corp.	142,244	8,859
*	SFA Engineering Corp.	261,669	8,822
*	Hanwha Life Insurance Co. Ltd.	3,697,002	8,801
*	NICE Information Service Co. Ltd.	462,710	8,796
*	NEPES Corp.	225,894	8,792
*	Cosmax Inc.	95,866	8,789
*	Ottogi Corp.	17,314	8,668
*	Chabiotech Co. Ltd.	532,865	8,623
	Ssangyong Cement Industrial Co. Ltd.	1,492,173	8,593
*	Seoul Semiconductor Co. Ltd.	490,698	8,566
*	Innocean Worldwide Inc.	149,552	8,550
*	Hyosung Corp.	128,854	8,521
*	IS Dongseo Co. Ltd.	175,245	8,400
*	JB Financial Group Co. Ltd.	1,793,322	8,303
*	Ilyang Pharmaceutical Co. Ltd.	182,421	8,293
	LG Electronics Inc. Preference Shares	117,864	8,282
*	Mezzion Pharma Co. Ltd.	69,013	8,247
*	Foosung Co. Ltd.	775,501	8,244
*	Korean Reinsurance Co.	1,237,559	8,227
	DongKook Pharmaceutical Co. Ltd.	295,764	8,210
*	Daewoong Pharmaceutical Co. Ltd.	59,654	8,069
*	NHN KCP Corp.	154,522	8,062
*	KEPCO Plant Service & Engineering Co. Ltd.	331,268	8,016
*	F&F Co. Ltd.	86,809	7,939
*	Binex Co. Ltd.	337,703	7,938
*	Enzychem Lifesciences Corp.	89,423	7,894
*	Hyosung Advanced Materials Corp.	39,219	7,892
	Silicon Works Co. Ltd.	130,042	7,890
	Chunbo Co. Ltd.	48,340	7,881
*	SK Discovery Co. Ltd.	138,321	7,842
*	GeneOne Life Science Inc.	531,786	7,828
*	Hanjin Transportation Co. Ltd.	199,866	7,801
*	CJ CGV Co. Ltd.	325,634	7,799

		Shares	Market Value ($000)
*	Medipost Co. Ltd.	209,326	7,747
	Mcnex Co. Ltd.	166,728	7,740
*	Korean Air Lines Co. Ltd. Rights Exp. 03/05/2021	901,831	7,740
*	Studio Dragon Corp.	86,291	7,618
	PI Advanced Materials Co. Ltd.	212,875	7,487
*	Yungjin Pharmaceutical Co. Ltd.	1,246,226	7,481
*	Daou Technology Inc.	311,336	7,383
	LG International Corp.	312,173	7,352
*	Ace Technologies Corp.	367,025	7,289
*	Amorepacific Corp. Preference Shares	99,941	7,257
*	Webzen Inc.	229,614	7,159
*	ABLBio Inc.	328,251	7,095
*	DoubleUGames Co. Ltd.	127,472	7,075
*	SM Entertainment Co. Ltd.	257,047	7,033
*	Solus Advanced Materials Co. Ltd.	164,485	6,881
	Medytox Inc.	61,655	6,687
	S&S Tech Corp.	198,021	6,677
*	Samwha Capacitor Co. Ltd.	99,883	6,660
*	Asiana Airlines Inc.	500,169	6,593
*	CMG Pharmaceutical Co. Ltd.	1,470,447	6,527
*	Hana Tour Service Inc.	125,318	6,491
*	iNtRON Biotechnology Inc.	315,004	6,457
*	SFA Semicon Co. Ltd.	1,037,887	6,378
*	Poongsan Corp.	247,336	6,281
*	Ahnlab Inc.	84,327	6,277
*	CrystalGenomics Inc.	498,696	6,273
	BH Co. Ltd.	321,012	6,265
*	YG Entertainment Inc.	152,756	6,196
*	Amicogen Inc.	215,005	6,114
*	Dawonsys Co. Ltd.	346,256	6,104
*	Daesang Corp.	260,603	6,091
	AfreecaTV Co. Ltd.	110,320	6,075
	S&T Motiv Co. Ltd.	92,585	5,969
*	Tokai Carbon Korea Co. Ltd.	46,871	5,967
	Shinhan Financial Group Co. Ltd. ADR	215,573	5,965
*	Kumho Tire Co. Inc.	1,743,876	5,880
	Korea Electric Terminal Co. Ltd.	86,015	5,782
*	Lotte Tour Development Co. Ltd.	414,563	5,761
*	TY Holdings Co. Ltd.	271,164	5,747
	L&C Bio Co. Ltd.	177,377	5,722
*	Eutilex Co. Ltd.	130,790	5,657
*	LOTTE Himart Co. Ltd.	158,365	5,560
	RFHIC Corp.	140,681	5,500
*	G-treeBNT Co. Ltd.	288,862	5,491
*	Huchems Fine Chemical Corp.	286,772	5,471
	Partron Co. Ltd.	541,066	5,439
*	JW Pharmaceutical Corp.	195,916	5,360
	TES Co. Ltd.	207,763	5,329
*	Hyundai Home Shopping Network Corp.	75,036	5,291
	Daeduck Electronics Co. Ltd.	439,479	5,290
*	Komipharm International Co. Ltd.	524,814	5,268
*	Shinsegae International Inc.	33,976	5,213
*	Duk San Neolux Co. Ltd.	172,918	5,166
*	Dongkuk Steel Mill Co. Ltd.	740,418	5,124
*	Taekwang Industrial Co. Ltd.	6,841	5,124
	LG Hausys Ltd.	74,796	5,122
*	Naturecell Co. Ltd.	645,093	5,118

		Shares	Market Value ($000)
*	Samyang Holdings Corp.	65,596	5,102
*	Hyundai Construction Equipment Co. Ltd.	168,564	5,083
*	Hyundai Greenfood Co. Ltd.	646,645	5,059
*	Cafe24 Corp.	161,110	5,017
*	Hyosung Heavy Industries Corp.	83,604	4,982
*	HDC Holdings Co. Ltd.	502,990	4,935
*	Lotte Chilsung Beverage Co. Ltd.	46,756	4,852
*	Handsome Co. Ltd.	173,265	4,815
*	DIO Corp.	137,193	4,694
*	LIG Nex1 Co. Ltd.	140,393	4,655
*	GS Home Shopping Inc.	38,186	4,650
	JR Reit XXVII	1,021,306	4,636
*	Samsung Pharmaceutical Co. Ltd.	652,638	4,597
*	SL Corp.	204,762	4,513
	OptoElectronics Solutions Co. Ltd.	101,020	4,511
	LOTTE Reit Co. Ltd.	991,550	4,499
*	Telcon RF Pharmaceutical Inc.	1,006,714	4,460
*	Daishin Securities Co. Ltd.	407,801	4,422
*	NKMax Co. Ltd.	248,670	4,414
*	Korea Line Corp.	1,433,828	4,350
*	Hyundai Electric & Energy System Co. Ltd.	288,480	4,306
*	Insun ENT Co. Ltd.	409,530	4,256
*	Chongkundang Holdings Corp.	43,869	4,237
	Daea TI Co. Ltd.	881,992	4,226
*	Zinus Inc.	45,973	4,168
*	Modetour Network Inc.	204,990	4,143
*	Dong-A ST Co. Ltd.	56,262	4,139
	Posco ICT Co. Ltd.	599,863	4,135
*	Hankook & Co. Co. Ltd.	292,086	4,120
*	Grand Korea Leisure Co. Ltd.	299,183	4,093
	Huons Co. Ltd.	82,918	4,085
*	Kuk-il Paper Manufacturing Co. Ltd.	1,080,219	4,072
*	AbClon Inc.	141,791	4,049
	INTOPS Co. Ltd.	157,987	4,045
*	Hyosung Chemical Corp.	27,468	4,045
*	Wemade Co. Ltd.	119,234	4,017
*	Jeil Pharmaceutical Co. Ltd.	96,404	3,896
*	Advanced Process Systems Corp.	178,502	3,869
*	HS Industries Co. Ltd.	637,170	3,852
*	NICE Holdings Co. Ltd.	244,132	3,849
*	Neowiz	181,566	3,839
*	Dong-A Socio Holdings Co. Ltd.	38,017	3,814
*	Kwang Dong Pharmaceutical Co. Ltd.	458,596	3,798
*	Dongwon Industries Co. Ltd.	17,631	3,795
*	Anterogen Co. Ltd.	72,592	3,786
*	Innox Advanced Materials Co. Ltd.	94,958	3,783
*	Dentium Co. Ltd.	91,561	3,769
*	Ananti Inc.	547,306	3,746
*	Jusung Engineering Co. Ltd.	440,328	3,713
*	Sungwoo Hitech Co. Ltd.	556,885	3,670
*	Doosan Co. Ltd.	79,279	3,634
*	Aprogen pharmaceuticals Inc.	3,559,614	3,629
*	Peptron Inc.	272,294	3,570
	Halla Holdings Corp.	90,097	3,544
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	29,531	3,491
*	KCC Glass Corp.	104,779	3,370
*	Green Cross Cell Corp.	80,833	3,361

		Shares	Market Value ($000)
	KC Tech Co. Ltd.	139,580	3,280
	Hansae Co. Ltd.	227,568	3,206
*	Taihan Electric Wire Co. Ltd.	3,228,086	3,185
	LF Corp.	247,062	3,172
*	Feelux Co. Ltd.	819,900	3,167
*	Sangsangin Co. Ltd.	532,102	3,162
*	Hansol Technics Co. Ltd.	351,558	3,147
*	Binggrae Co. Ltd.	61,806	3,086
*	Korea Real Estate Investment & Trust Co. Ltd.	1,746,663	3,054
	Youlchon Chemical Co. Ltd.	153,127	3,048
*	Meritz Financial Group Inc.	352,708	3,007
*	Taeyoung Engineering & Construction Co. Ltd.	278,470	2,987
*	KH Vatec Co. Ltd.	194,395	2,984
*	Interpark Corp.	833,851	2,814
*	Songwon Industrial Co. Ltd.	205,135	2,779
*	Tongyang Inc.	2,583,763	2,769
*	Orion Holdings Corp.	229,513	2,748
*	Toptec Co. Ltd.	250,759	2,652
*	Hancom Inc.	173,716	2,651
*	SK Securities Co. Ltd.	3,495,057	2,625
*	Young Poong Corp.	5,702	2,622
*	Mirae Asset Life Insurance Co. Ltd.	800,193	2,614
	Vieworks Co. Ltd.	90,076	2,601
*	Soulbrain Holdings Co. Ltd.	65,371	2,568
*	Dongwon F&B Co. Ltd.	16,098	2,559
*	Kumho Industrial Co. Ltd.	338,925	2,549
*	ICD Co. Ltd.	170,721	2,541
*	STCUBE	283,036	2,522
*	Vidente Co. Ltd.	340,389	2,506
*	Hanwha General Insurance Co. Ltd.	829,671	2,504
*	Maeil Dairies Co. Ltd.	39,457	2,494
*	Nexen Tire Corp.	446,645	2,484
*	Dongsung Pharmaceutical Co. Ltd.	211,518	2,448
*	Wonik Holdings Co. Ltd.	407,618	2,446
	i-SENS Inc.	107,725	2,415
*	InBody Co. Ltd.	143,850	2,384
*	CJ CheilJedang Corp. Preference Shares	12,942	2,366
	Hansol Paper Co. Ltd.	201,564	2,336
	Hanil Cement Co. Ltd.	24,757	2,307
*	KEPCO Engineering & Construction Co. Inc.	148,275	2,255
	KC Co. Ltd.	92,154	2,247
*	Cuckoo Homesys Co. Ltd.	62,621	2,246
*	Yuanta Securities Korea Co. Ltd.	821,674	2,197
	JW Holdings Corp.	476,511	2,186
*	Lutronic Corp.	245,812	2,182
	KB Financial Group Inc. ADR	59,649	2,163
*	Daishin Securities Co. Ltd. Preference Shares	252,835	2,145
	Seobu T&D	299,901	2,104
*	Kolmar Korea Holdings Co. Ltd.	86,871	2,080
*	GOLFZON Co. Ltd.	35,511	2,059
*	Aekyung Industrial Co. Ltd.	94,427	2,059
*	Lock&Lock Co. Ltd.	199,646	2,057
*	Harim Holdings Co. Ltd.	283,453	2,041
	BGF Co. Ltd.	325,638	2,003
*	Samyang Corp.	35,770	1,989
*	Namhae Chemical Corp.	258,422	1,979
	Korea Asset In Trust Co. Ltd.	575,388	1,971
*	SK Gas Ltd.	22,618	1,951

		Shares	Market Value ($000)
*	Inscobee Inc.	936,912	1,946
*	Samchully Co. Ltd.	25,068	1,874
	Daeduck Co. Ltd.	313,676	1,872
*	Youngone Holdings Co. Ltd.	55,024	1,872
*	Gamevil Inc.	58,256	1,871
*	iMarketKorea Inc.	248,899	1,846
*	Interflex Co. Ltd.	144,239	1,835
*	Eugene Investment & Securities Co. Ltd.	542,218	1,835
	NS Shopping Co. Ltd.	167,922	1,809
*	SPC Samlip Co. Ltd.	27,698	1,729
	Hyundai Livart Furniture Co. Ltd.	116,236	1,682
*	Hanwha Investment & Securities Co. Ltd.	711,129	1,660
*	AK Holdings Inc.	63,399	1,642
*	Kolon Corp.	91,207	1,641
	Dae Hwa Pharmaceutical Co. Ltd.	134,829	1,620
*	CUROCOM Co. Ltd.	1,196,572	1,578
*	Hankook Shell Oil Co. Ltd.	7,144	1,562
*	Lotte Confectionery Co. Ltd.	16,439	1,535
	KT Skylife Co. Ltd.	200,716	1,527
*	Able C&C Co. Ltd.	221,591	1,498
*	Lotte Food Co. Ltd.	4,921	1,492
*,3	Cellumed Co. Ltd.	278,259	1,488
*	KTB Investment & Securities Co. Ltd.	482,961	1,484
*	KISCO Corp.	210,656	1,464
*	KISWIRE Ltd.	112,846	1,420
	Huons Global Co. Ltd.	59,763	1,413
	LG HelloVision Co. Ltd.	359,799	1,412
*	Cuckoo Holdings Co. Ltd.	15,812	1,362
*	Seah Besteel Corp.	123,180	1,347
	Hyundai Corp.	93,266	1,310
*	Coreana Cosmetics Co. Ltd.	303,875	1,300
*	Dae Han Flour Mills Co. Ltd.	9,985	1,259
*	Sung Kwang Bend Co. Ltd.	193,251	1,240
	Kyobo Securities Co. Ltd.	192,351	1,239
	Woongjin Thinkbig Co. Ltd.	505,235	1,181
	Tongyang Life Insurance Co. Ltd.	360,906	1,180
*	Namyang Dairy Products Co. Ltd.	4,460	1,142
*,3	Yuyang DNU Co. Ltd.	1,046,564	1,141
*	Namsun Aluminum Co. Ltd.	289,091	1,139
*	Agabang&Company	350,782	1,130
	Humedix Co. Ltd.	60,776	1,118
*	Muhak Co. Ltd.	176,490	1,092
*	E1 Corp.	30,195	1,053
*	Sam Young Electronics Co. Ltd.	114,740	1,040
	Cell Biotech Co. Ltd.	58,583	1,019
	S&T Dynamics Co. Ltd.	165,116	954
*	Byucksan Corp.	445,606	953
*	Hansol Holdings Co. Ltd.	304,870	951
*	TK Corp.	151,917	950
*	CJ Freshway Corp.	50,896	925
*	GNCO Co. Ltd.	1,041,800	909
*	Eusu Holdings Co. Ltd.	190,263	888
*	Homecast Co. Ltd.	380,495	886
	Daekyo Co. Ltd.	258,412	829
	Hanil Holdings Co. Ltd.	88,170	822
*	Hanwha Solutions Corp. Rights Exp. 02/25/2021	175,420	768
*	SBS Media Holdings Co. Ltd.	430,473	722

		Shares	Market Value ($000)
*	DB Financial Investment Co. Ltd.	151,899	646
*	ITM Semiconductor Co. Ltd.	11,957	542
*,1,3	APAM Corp.	1,357,044	494
*	Sindoh Co. Ltd.	19,661	456
*	Feelux Co. Ltd. Rights Exp. 03/15/2021	317,579	189
	Eugene Technology Co. Ltd.	5,432	180
	Hyundai Bioland Co. Ltd.	3,997	77
*	LOTTE Reit Co. Ltd. Rights Exp. 03/09/2021	426,784	71
*,3	Tera Resource Co. Ltd.	209,223	9
*,3	CNK International Co. Ltd.	259,916	—
			16,314,473
Spain (1.4%)
	Iberdrola SA (XMAD)	80,350,293	1,087,878
*	Banco Santander SA (XMCE)	222,552,101	649,608
	Industria de Diseno Textil SA	14,203,085	421,238
	Banco Bilbao Vizcaya Argentaria SA	90,187,560	411,500
*	Amadeus IT Group SA	5,760,845	367,791
	Telefonica SA	67,382,987	290,751
[2]	Cellnex Telecom SA	4,623,323	270,852
	Repsol SA	18,649,777	183,210
	Ferrovial SA	6,544,670	156,899
*,2	Aena SME SA	945,259	145,775
	Grifols SA	4,317,468	127,096
	Siemens Gamesa Renewable Energy SA	3,063,433	125,673
	CaixaBank SA	48,683,904	122,854
[1]	Red Electrica Corp. SA	5,943,852	112,861
	Endesa SA	4,308,297	110,108
[1]	Naturgy Energy Group SA	3,820,750	98,709
	ACS Actividades de Construccion y Servicios SA	3,014,498	93,944
	Enagas SA	3,354,708	73,906
	Bankinter SA	9,481,090	53,217
	Acciona SA	309,348	46,362
	Merlin Properties Socimi SA	4,752,315	45,516
	Inmobiliaria Colonial Socimi SA	4,647,779	44,682
	Viscofan SA	557,802	39,389
	Banco de Sabadell SA	76,506,551	33,414
	Bankia SA	16,387,710	28,088
	Acerinox SA	2,403,058	26,682
*	Banco Santander SA (XMEX)	9,179,183	25,748
[1]	Mapfre SA	13,508,164	24,791
[1]	Pharma Mar SA	194,816	24,762
	Fluidra SA	1,019,231	24,517
	Ebro Foods SA	992,469	21,640
	CIE Automotive SA	768,778	20,204
*	Applus Services SA	1,915,190	19,155
*	Solaria Energia y Medio Ambiente SA	731,036	18,810
	Faes Farma SA	3,833,635	17,089
	Zardoya Otis SA	2,499,356	16,447
*	Iberdrola SA	1,205,618	16,365
	Cia de Distribucion Integral Logista Holdings SA	849,946	15,990
*,1	Indra Sistemas SA	1,752,964	15,435
	Almirall SA	1,065,969	14,595
[2]	Euskaltel SA	1,255,536	13,493
*,2	Neinor Homes SA	997,695	13,437
*	Mediaset Espana Comunicacion SA	2,426,816	12,475
*,2	Gestamp Automocion SA	2,409,162	11,161
	Sacyr SA	4,965,988	10,874

		Shares	Market Value ($000)
	Construcciones y Auxiliar de Ferrocarriles SA	238,152	10,686
	Prosegur Cia de Seguridad SA	3,628,980	10,063
*	Melia Hotels International SA	1,459,896	9,547
*,1	Unicaja Banco SA	10,687,685	7,364
*	Ence Energia y Celulosa SA	1,845,524	7,267
*,2	Global Dominion Access SA	1,467,369	6,743
*,2	Aedas Homes SA	257,616	6,401
*	Promotora de Informaciones SA Class A	5,117,574	6,276
*	Tecnicas Reunidas SA	413,330	5,428
	Lar Espana Real Estate Socimi SA	876,821	4,922
	Grifols SA Preference Shares Class B	276,766	4,905
*	Atresmedia Corp. de Medios de Comunicacion SA	1,233,480	4,898
[2]	Prosegur Cash SA	5,027,229	4,408
*,2	Metrovacesa SA	563,488	4,307
*,1	Liberbank SA	16,836,195	4,302
*,1	Distribuidora Internacional de Alimentacion SA	24,114,707	3,484
*	ACS Actividades de Construccion y Servicios SA Rights Exp. 02/05/2021	3,090,518	1,523
*,1	NH Hotel Group SA	280,194	1,079
*	Sacyr SA Rights	5,083,512	253
*	Telefonica SA ADR	19,032	83
*,1,3	Let's GOWEX SA	155,449	—
			5,608,930
Sweden (2.3%)
*	Volvo AB Class B	21,920,923	540,102
	Telefonaktiebolaget LM Ericsson Class B	40,821,664	514,004
	Investor AB Class B	6,788,160	497,907
	Atlas Copco AB Class A	8,503,940	461,367
*	Sandvik AB	14,567,379	362,802
	Assa Abloy AB Class B	12,386,678	306,345
	Hexagon AB Class B	3,444,973	300,216
	Essity AB Class B	8,219,476	262,537
*	Swedbank AB Class A	13,594,808	255,797
*	Hennes & Mauritz AB Class B	11,879,738	253,981
	Atlas Copco AB Class B	5,080,974	237,891
*	Skandinaviska Enskilda Banken AB Class A	19,701,451	214,342
[2]	Evolution Gaming Group AB	2,132,796	207,549
*	Svenska Handelsbanken AB Class A	19,685,600	196,246
	Epiroc AB Class A	8,501,923	162,887
	Swedish Match AB	2,098,495	161,821
*	Kinnevik AB Class B	3,279,493	160,890
	Telia Co. AB	34,357,206	150,563
*	Svenska Cellulosa AB SCA Class B	8,378,181	147,581
	SKF AB Class B	5,087,287	139,237
	Nibe Industrier AB Class B	4,105,118	137,026
	Skanska AB Class B	4,846,271	125,228
	Boliden AB	3,729,156	122,193
*	Alfa Laval AB	4,234,085	110,962
	Tele2 AB Class B	7,259,308	100,185
*	Industrivarden AB Class A	2,713,078	91,321
	Castellum AB	3,758,801	90,179
	Epiroc AB Class B	5,040,833	86,522
	EQT AB	2,746,748	85,619
*	Indutrade AB	3,871,516	79,345
	Getinge AB Class B	3,061,502	78,969
	Investor AB Class A	1,067,523	78,192
*,2	Sinch AB	525,936	77,220

		Shares	Market Value ($000)
	Electrolux AB Class B	3,129,643	76,460
*	Industrivarden AB Class C	2,389,252	75,986
*	Trelleborg AB Class B	3,314,858	74,973
	Lundin Energy AB	2,598,398	70,580
	Elekta AB Class B	4,875,601	70,055
	Husqvarna AB Class B	5,610,216	69,413
*	Fastighets AB Balder Class B	1,348,533	67,392
	Securitas AB Class B	4,272,504	65,833
	Holmen AB Class B	1,335,138	61,122
	Lifco AB Class B	632,109	58,027
*,2	Dometic Group AB	4,115,695	56,803
	Fabege AB	3,668,219	54,662
*,2	Thule Group AB	1,457,220	54,037
*	L E Lundbergforetagen AB Class B	1,009,690	53,032
	ICA Gruppen AB	1,045,647	52,413
*	Swedish Orphan Biovitrum AB	2,472,428	46,683
	AAK AB	2,361,162	46,151
	Sweco AB Class B	2,730,574	45,495
	Avanza Bank Holding AB	1,639,924	44,686
*	Nordic Entertainment Group AB Class B	854,547	44,609
	BillerudKorsnas AB	2,480,571	44,328
[1]	Samhallsbyggnadsbolaget i Norden AB Ordinary Shares	12,634,469	41,377
	Beijer Ref AB Class B	980,643	40,679
	Wihlborgs Fastigheter AB	1,897,444	38,966
	Hexpol AB	3,454,122	37,750
*	AF Poyry AB	1,370,802	37,498
	Investment AB Latour Class B	1,637,874	36,708
*	Saab AB Class B	1,277,962	35,770
	Wallenstam AB Class B	2,344,345	35,693
[2]	Bravida Holding AB	2,965,143	35,675
	Axfood AB	1,439,534	34,596
	JM AB	990,377	34,567
	AddTech AB Class B	2,582,200	34,232
*	Peab AB Class B	2,843,547	31,674
	Kungsleden AB	2,877,946	29,428
*	Sectra AB Class B	335,393	28,550
*,1	SSAB AB Class B	7,369,426	28,350
	Loomis AB Class B	1,060,139	27,121
	Mycronic AB	955,922	26,796
[1]	Intrum AB	951,606	25,869
*	Vitrolife AB	926,987	24,500
	Hufvudstaden AB Class A	1,539,651	23,516
	Bure Equity AB	688,989	22,913
*	Nyfosa AB	2,356,788	22,772
	Arjo AB Class B	3,045,240	22,618
	NCC AB Class B	1,339,983	22,442
*	Nolato AB Class B	227,695	21,074
	Lindab International AB	911,716	19,447
*	Pandox AB Class B	1,212,570	18,208
	Klovern AB Class B	10,760,206	17,826
*	Electrolux Professional AB Class B	3,242,838	17,662
*,1	SSAB AB Class A	4,049,060	17,283
	Catena AB	361,365	16,828
*	Betsson AB	1,694,963	15,929
*,2	Munters Group AB	1,601,547	15,014
*,1	Modern Times Group MTG AB Class B	886,791	13,440
	Bilia AB Class A	1,019,402	12,640

		Shares	Market Value ($000)
	Ratos AB Class B	2,743,866	12,616
	Atrium Ljungberg AB Class B	630,674	12,132
*,2	Resurs Holding AB	2,193,494	11,888
*	Nobia AB	1,510,193	11,746
*	Bonava AB Class B	1,083,276	11,448
	Concentric AB	493,667	10,779
*	Hansa Biopharma AB	476,740	10,255
*,1	SAS AB	49,064,158	9,897
*,1	Svenska Handelsbanken AB Class B	821,373	9,377
	Cloetta AB Class B	2,660,405	7,619
*,2	Attendo AB	1,354,519	7,580
*	SkiStar AB	516,772	7,551
*	Biotage AB	424,946	7,164
	Investment AB Oresund	465,149	6,931
*,1,2	Scandic Hotels Group AB	1,779,063	6,618
*	Mekonomen AB	528,159	5,924
	Klovern AB Preference Shares	154,803	5,891
*	Adapteo OYJ	524,157	5,472
*	Clas Ohlson AB Class B	532,559	4,841
	Sagax AB	1,189,023	4,386
	Telefonaktiebolaget LM Ericsson Class A	247,688	3,465
	Samhallsbyggnadsbolaget i Norden AB	847,162	2,903
*	Collector AB	832,597	2,170
*	Annehem Fastigheter AB Class B	603,710	2,160
*,1	Modern Times Group MTG AB Rights Exp. 02/10/2021	917,920	1,711
*	Volvo AB Class A	64,263	1,589
	NCC AB Class A	73,729	1,227
	Sagax AB Preference Shares	269,035	1,142
*	Bonava AB	73,624	777
*	Karo Pharma AB	120,964	694
	Dios Fastigheter AB	51,386	440
*	Skandinaviska Enskilda Banken AB Class C	3,947	44
*,3	OW Bunker A/S	129,331	—
			9,183,614
Switzerland (5.3%)
	Nestle SA (Registered)	37,679,140	4,223,703
	Roche Holding AG	9,478,579	3,271,172
	Novartis AG (Registered)	29,035,381	2,629,014
	Zurich Insurance Group AG	2,015,797	806,010
	ABB Ltd. (Registered)	24,164,844	712,776
	Lonza Group AG (Registered)	1,008,507	644,133
	Cie Financiere Richemont SA (Registered)	6,910,512	641,877
	Sika AG (Registered)	1,883,466	512,514
	Givaudan SA (Registered)	124,918	503,266
*	Alcon Inc.	6,203,812	445,231
	Credit Suisse Group AG (Registered)	31,590,709	414,393
	Partners Group Holding AG	298,618	352,606
	Swiss Re AG	3,794,186	334,502
*	LafargeHolcim Ltd. (Registered) (XSWX)	5,520,165	298,507
	Geberit AG (Registered)	480,058	293,828
	SGS SA (Registered)	79,721	241,794
	Logitech International SA (Registered)	1,994,036	207,098
	Swiss Life Holding AG (Registered)	430,446	196,264
	Swisscom AG (Registered)	338,257	184,106
	Julius Baer Group Ltd.	2,946,765	178,295
*	Sonova Holding AG (Registered)	713,939	172,230
	Kuehne + Nagel International AG (Registered)	668,714	152,170

		Shares	Market Value ($000)
	Straumann Holding AG (Registered)	136,857	151,696
	Schindler Holding AG	569,475	150,299
	Chocoladefabriken Lindt & Spruengli AG (Registered)	1,445	134,433
	Adecco Group AG (Registered)	2,104,021	131,428
	Swatch Group AG	390,819	112,576
	Chocoladefabriken Lindt & Spruengli AG	12,743	110,407
	Roche Holding AG (Bearer)	305,830	107,752
	Temenos AG (Registered)	825,227	104,203
	Baloise Holding AG (Registered)	621,707	104,112
*	SIG Combibloc Group AG	4,371,767	103,763
	Swiss Prime Site AG (Registered)	1,052,613	102,305
[2]	VAT Group AG	352,431	97,849
	Vifor Pharma AG	679,959	92,337
	Barry Callebaut AG (Registered)	41,580	92,211
	EMS-Chemie Holding AG (Registered)	97,247	91,723
*	ams AG	3,442,386	86,104
	Tecan Group AG (Registered)	165,173	79,917
*	LafargeHolcim Ltd. (Registered) (XPAR)	1,401,544	75,603
	PSP Swiss Property AG (Registered)	565,984	72,411
	Georg Fischer AG (Registered)	57,441	71,751
	Schindler Holding AG (Registered)	231,529	60,905
	Clariant AG (Registered)	2,781,826	59,103
	Belimo Holding AG (Registered)	6,403	49,344
*	Idorsia Ltd.	1,549,937	47,062
	Allreal Holding AG (Registered)	211,266	46,022
	Helvetia Holding AG (Registered)	458,358	45,912
*	Zur Rose Group AG	98,507	45,173
[2]	Galenica AG	677,861	44,776
	Cembra Money Bank AG	408,524	44,385
	Bucher Industries AG (Registered)	91,389	43,241
	Banque Cantonale Vaudoise (Registered)	404,372	42,788
*	Flughafen Zurich AG (Registered)	259,059	42,686
*	Softwareone Holding AG	1,352,270	42,227
	DKSH Holding AG	509,157	40,949
*	Siegfried Holding AG (Registered)	56,142	40,608
*	Dufry AG (Registered)	723,030	38,874
*	Mobimo Holding AG (Registered)	104,509	32,916
	Vontobel Holding AG (Registered)	403,060	32,565
	Daetwyler Holding AG	108,998	31,297
	Inficon Holding AG (Registered)	28,500	30,904
	Bachem Holding AG (Registered) Class B	76,363	30,504
	Swatch Group AG (Registered)	541,064	30,469
	SFS Group AG	239,769	30,300
	BKW AG	257,202	29,379
	OC Oerlikon Corp. AG (Registered)	2,785,236	28,626
	Emmi AG (Registered)	27,351	28,437
[1]	Stadler Rail AG	548,241	27,390
	Sulzer AG (Registered)	249,075	26,832
	Interroll Holding AG (Registered)	8,093	26,645
[1]	dormakaba Holding AG	43,607	26,135
*	Landis+Gyr Group AG	338,468	24,936
	Forbo Holding AG (Registered)	14,447	24,598
	Comet Holding AG (Registered)	106,571	24,344
	Schweiter Technologies AG	13,177	22,787
	Conzzeta AG (Registered)	17,401	22,234
	Valiant Holding AG (Registered)	211,884	20,269
	Huber + Suhner AG (Registered)	240,761	19,831

		Shares	Market Value ($000)
	Kardex Holding AG (Registered)	88,925	19,702
	Swissquote Group Holding SA (Registered)	139,300	15,131
	St. Galler Kantonalbank AG (Registered)	32,414	14,863
	VZ Holding AG	168,105	14,182
	Berner Kantonalbank AG (Registered)	56,304	14,030
	Burckhardt Compression Holding AG	40,511	13,996
*	Komax Holding AG (Registered)	53,646	13,725
	LEM Holding SA (Registered)	6,250	12,783
*	ALSO Holding AG (Registered)	41,201	11,060
*	Aryzta AG (XSWX)	12,328,839	10,833
	Bossard Holding AG (Registered) Class A	46,883	10,752
*,2	Medacta Group SA	86,402	9,837
*	Valora Holding AG (Registered)	50,277	9,616
*	Basilea Pharmaceutica AG (Registered)	166,778	9,541
	Zehnder Group AG	121,628	8,897
	Intershop Holding AG	13,030	8,768
*	u-blox Holding AG	110,722	8,707
*	Arbonia AG	538,524	8,582
*,1	COSMO Pharmaceuticals NV	91,315	8,337
*,1	Autoneum Holding AG	44,260	7,932
*	Ascom Holding AG (Registered)	463,221	7,923
	Vetropack Holding AG (Registered)	119,317	7,882
	Bobst Group SA (Registered)	101,892	7,311
	Liechtensteinische Landesbank AG	123,831	7,079
	Leonteq AG	169,228	6,814
	Implenia AG (Registered)	226,946	6,348
	Ypsomed Holding AG (Registered)	37,512	6,340
*	EFG International AG	902,961	6,240
	Bell Food Group AG (Registered)	22,142	6,070
*	GAM Holding AG	2,315,128	5,490
	Rieter Holding AG (Registered)	40,979	4,221
*	Hiag Immobilien Holding AG	33,174	3,852
	VP Bank AG (Registered)	28,854	3,565
*	APG SGA SA	10,055	2,125
*,3	Aryzta AG (XLON)	772,280	731
*	Aryzta AG (XDUB)	37,652	33
			21,107,120
Taiwan (4.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	325,402,748	6,876,864
	Hon Hai Precision Industry Co. Ltd.	161,667,135	642,968
	MediaTek Inc.	20,071,239	626,898
	Delta Electronics Inc.	29,385,649	295,783
	United Microelectronics Corp.	144,256,905	258,474
	Formosa Plastics Corp.	65,504,724	203,426
	Nan Ya Plastics Corp.	75,164,133	176,121
	Chunghwa Telecom Co. Ltd.	44,609,198	172,178
	CTBC Financial Holding Co. Ltd.	248,871,922	168,600
	Fubon Financial Holding Co. Ltd.	100,365,092	162,963
	Cathay Financial Holding Co. Ltd.	113,047,283	160,800
	Uni-President Enterprises Corp.	66,095,979	160,444
	ASE Technology Holding Co. Ltd.	46,072,461	151,713
	Mega Financial Holding Co. Ltd.	150,203,675	150,858
	Largan Precision Co. Ltd.	1,388,346	145,319
	E.Sun Financial Holding Co. Ltd.	165,117,415	139,150
	China Steel Corp.	168,988,247	138,355
	Formosa Chemicals & Fibre Corp.	45,604,437	126,036
	Yageo Corp.	5,842,451	119,273
	Yuanta Financial Holding Co. Ltd.	163,905,008	116,181

		Shares	Market Value ($000)
	Novatek Microelectronics Corp.	7,873,121	110,401
	Realtek Semiconductor Corp.	6,512,988	104,772
	Quanta Computer Inc.	36,347,648	104,569
	First Financial Holding Co. Ltd.	141,030,430	101,613
	Taiwan Cement Corp.	70,506,206	100,918
	Asustek Computer Inc.	9,654,511	98,656
	Chailease Holding Co. Ltd.	17,756,701	98,144
	Taiwan Cooperative Financial Holding Co. Ltd.	135,286,312	92,499
	Hotai Motor Co. Ltd.	4,403,625	88,738
	Hua Nan Financial Holdings Co. Ltd.	134,066,305	82,104
	Win Semiconductors Corp.	5,565,163	81,702
	Taiwan Mobile Co. Ltd.	22,758,541	78,143
	Silergy Corp.	828,661	77,271
	Pegatron Corp.	27,274,541	76,321
	President Chain Store Corp.	7,724,379	73,601
	Airtac International Group	2,042,766	72,680
	Advantech Co. Ltd.	5,731,894	70,681
	Catcher Technology Co. Ltd.	9,969,062	70,298
	Accton Technology Corp.	7,279,436	69,876
	Taishin Financial Holding Co. Ltd.	146,468,519	65,297
	Globalwafers Co. Ltd.	2,911,436	63,957
	China Development Financial Holding Corp.	199,827,938	63,567
	Shanghai Commercial & Savings Bank Ltd.	46,443,560	61,906
	Formosa Petrochemical Corp.	18,796,003	59,646
	Lite-On Technology Corp.	30,013,809	58,783
	SinoPac Financial Holdings Co. Ltd.	149,399,200	58,405
	Chang Hwa Commercial Bank Ltd.	93,749,629	55,357
	Unimicron Technology Corp.	17,714,661	54,521
*	Innolux Corp.	114,941,515	53,400
	Walsin Technology Corp.	6,718,615	52,750
	Hiwin Technologies Corp.	3,706,455	52,282
	Far Eastern New Century Corp.	55,525,493	51,426
	Vanguard International Semiconductor Corp.	12,449,461	49,424
	Shin Kong Financial Holding Co. Ltd.	170,175,951	48,836
	Far EasTone Telecommunications Co. Ltd.	22,581,902	48,359
	Asia Cement Corp.	32,892,955	46,947
*	AU Optronics Corp.	85,738,874	45,085
	Compal Electronics Inc.	58,126,652	44,460
	Micro-Star International Co. Ltd.	9,539,460	44,293
	Wistron Corp.	38,913,524	43,360
	Foxconn Technology Co. Ltd.	15,611,233	41,592
	Parade Technologies Ltd.	959,732	41,151
	Giant Manufacturing Co. Ltd.	4,238,958	41,128
	Eclat Textile Co. Ltd.	2,829,128	40,880
	Feng TAY Enterprise Co. Ltd.	6,233,873	39,898
	Sino-American Silicon Products Inc.	7,343,540	39,568
	Acer Inc.	40,221,771	38,733
	Winbond Electronics Corp.	40,354,469	37,980
	Chroma ATE Inc.	5,593,121	37,581
	Cheng Shin Rubber Industry Co. Ltd.	26,297,063	37,437
	Pou Chen Corp.	37,357,366	37,282
*	Evergreen Marine Corp. Taiwan Ltd.	33,314,779	37,028
	Inventec Corp.	43,485,836	36,106
	China Life Insurance Co. Ltd.	43,429,041	35,171
	Zhen Ding Technology Holding Ltd.	8,618,214	34,959
	Wiwynn Corp.	1,179,000	34,621
	Macronix International	24,720,546	34,550
	Powertech Technology Inc.	9,840,231	34,120

		Shares	Market Value ($000)
	Voltronic Power Technology Corp.	733,425	33,412
	ASPEED Technology Inc.	469,873	33,301
	ASMedia Technology Inc.	485,775	32,855
	WPG Holdings Ltd.	21,360,420	32,756
	Simplo Technology Co. Ltd.	2,546,139	32,672
	Tripod Technology Corp.	7,087,270	32,406
	Nanya Technology Corp.	11,200,186	31,854
	Synnex Technology International Corp.	19,618,184	31,616
	Merida Industry Co. Ltd.	3,283,004	31,017
	Phison Electronics Corp.	2,231,894	29,998
	Taiwan High Speed Rail Corp.	28,404,487	29,298
	Sinbon Electronics Co. Ltd.	3,046,391	27,220
	Chicony Electronics Co. Ltd.	8,767,280	27,036
	Walsin Lihwa Corp.	45,178,176	26,509
	Teco Electric & Machinery Co. Ltd.	27,434,034	26,259
	Nien Made Enterprise Co. Ltd.	1,974,202	25,989
[1]	United Microelectronics Corp. ADR	2,812,180	25,450
	ENNOSTAR Inc.	8,600,763	25,339
	Radiant Opto-Electronics Corp.	6,083,517	24,922
	Taiwan Business Bank	76,665,023	24,903
	Chunghwa Telecom Co. Ltd. ADR	639,901	24,764
*	Oneness Biotech Co. Ltd.	3,715,000	24,329
*	Nan Ya Printed Circuit Board Corp.	2,996,556	24,110
	Compeq Manufacturing Co. Ltd.	15,750,494	23,817
	Elan Microelectronics Corp.	4,104,344	23,277
	Poya International Co. Ltd.	1,126,465	23,276
	eMemory Technology Inc.	938,253	22,895
	E Ink Holdings Inc.	12,984,378	22,644
	ITEQ Corp.	4,666,029	22,274
	Elite Material Co. Ltd.	4,138,298	22,179
	Highwealth Construction Corp.	14,599,803	22,178
	Ruentex Development Co. Ltd.	15,664,417	21,617
	Chipbond Technology Corp.	8,678,255	21,355
	Taiwan Fertilizer Co. Ltd.	11,612,225	20,830
	United Integrated Services Co. Ltd.	2,430,603	20,708
	King Yuan Electronics Co. Ltd.	15,664,721	20,639
	Genius Electronic Optical Co. Ltd.	1,164,565	19,953
	Gigabyte Technology Co. Ltd.	6,954,160	19,555
	Qisda Corp.	19,003,660	19,395
	International Games System Co. Ltd.	701,763	19,335
	Lien Hwa Industrial Holdings Corp.	12,984,402	18,738
	Lotes Co. Ltd.	996,038	18,419
	FLEXium Interconnect Inc.	4,339,334	18,368
	Taiwan Surface Mounting Technology Corp.	4,145,113	18,360
	Makalot Industrial Co. Ltd.	2,716,234	18,182
	Bizlink Holding Inc.	1,640,556	18,109
	AP Memory Technology Corp.	754,073	17,941
	Global Unichip Corp.	1,268,525	17,838
	Alchip Technologies Ltd.	603,520	17,714
*	AU Optronics Corp. ADR	3,328,829	17,310
	King's Town Bank Co. Ltd.	12,721,696	17,217
	TA Chen Stainless Pipe	18,438,620	16,501
	Eva Airways Corp.	35,449,943	15,871
	Taichung Commercial Bank Co. Ltd.	41,668,563	15,833
	Tong Hsing Electronic Industries Ltd.	2,089,876	15,585
	Great Wall Enterprise Co. Ltd.	9,053,544	15,578
*	China Airlines Ltd.	39,391,442	15,426
	Wan Hai Lines Ltd.	10,024,127	15,272

		Shares	Market Value ($000)
	Ruentex Industries Ltd.	6,067,063	14,756
	momo.com Inc.	521,801	14,665
*	HannStar Display Corp.	33,960,793	14,650
	China Petrochemical Development Corp.	44,352,290	14,623
*	XinTec Inc.	2,228,714	14,618
	Cheng Loong Corp.	14,184,761	14,544
	IBF Financial Holdings Co. Ltd.	31,303,691	14,066
	Hota Industrial Manufacturing Co. Ltd.	3,422,801	13,959
	Mitac Holdings Corp.	13,230,570	13,725
	Formosa Taffeta Co. Ltd.	13,179,498	13,675
	Eternal Materials Co. Ltd.	11,467,248	13,595
	Standard Foods Corp.	6,596,849	13,308
	Taiwan Union Technology Corp.	3,350,239	13,119
	Merry Electronics Co. Ltd.	2,710,144	13,095
	Nan Kang Rubber Tire Co. Ltd.	9,584,745	12,889
	Capital Securities Corp.	26,162,508	12,490
	Jentech Precision Industrial Co. Ltd.	1,191,948	12,470
*	Yulon Motor Co. Ltd.	8,535,574	12,425
	RichWave Technology Corp.	618,000	12,365
	Advanced Ceramic X Corp.	751,971	12,160
	TXC Corp.	3,999,090	11,901
	Goldsun Building Materials Co. Ltd.	15,829,982	11,772
	General Interface Solution Holding Ltd.	2,921,276	11,704
*	United Renewable Energy Co. Ltd.	27,366,363	11,484
	Taiwan Paiho Ltd.	4,134,592	11,423
	Advanced Wireless Semiconductor Co.	2,056,030	11,298
	International CSRC Investment Holdings Co.	13,566,159	11,176
	ChipMOS Technologies Inc.	9,314,348	11,170
	Far Eastern Department Stores Ltd.	14,521,887	11,145
	Wistron NeWeb Corp.	4,071,164	10,995
	YFY Inc.	13,101,047	10,939
	CTCI Corp.	8,762,642	10,936
	Kinsus Interconnect Technology Corp.	3,920,758	10,915
	Sigurd Microelectronics Corp.	6,204,585	10,766
	Visual Photonics Epitaxy Co. Ltd.	2,865,609	10,716
	Huaku Development Co. Ltd.	3,462,856	10,630
*	HTC Corp.	10,494,079	10,624
	Primax Electronics Ltd.	5,343,882	10,594
	TCI Co. Ltd.	1,462,788	10,544
	Far Eastern International Bank	28,328,011	10,368
	Wafer Works Corp.	7,197,685	10,209
	Pixart Imaging Inc.	1,531,804	10,129
	Chilisin Electronics Corp.	2,777,701	9,985
	LandMark Optoelectronics Corp.	1,016,155	9,877
	Topco Scientific Co. Ltd.	2,329,260	9,835
	Grape King Bio Ltd.	1,591,683	9,831
*	Taiwan Glass Industry Corp.	16,966,615	9,636
	Taiwan Secom Co. Ltd.	3,087,466	9,522
*	Gold Circuit Electronics Ltd.	5,121,941	9,486
	Ardentec Corp.	6,304,391	9,317
*	Microbio Co. Ltd.	4,701,488	9,314
	King Slide Works Co. Ltd.	860,930	9,185
	Tung Ho Steel Enterprise Corp.	8,108,567	9,080
	Shin Zu Shing Co. Ltd.	2,035,166	9,061
*	Grand Pacific Petrochemical	12,147,283	9,048
	Cheng Uei Precision Industry Co. Ltd.	5,581,595	8,910
	Asia Optical Co. Inc.	3,389,519	8,899
	WT Microelectronics Co. Ltd.	6,087,486	8,816

		Shares	Market Value ($000)
	Longchen Paper & Packaging Co. Ltd.	12,593,331	8,719
	Everlight Electronics Co. Ltd.	5,877,687	8,696
	Foxsemicon Integrated Technology Inc.	1,119,131	8,594
	Gudeng Precision Industrial Co. Ltd.	694,054	8,548
	Chung-Hsin Electric & Machinery Manufacturing Corp.	4,976,593	8,493
*	Yang Ming Marine Transport Corp.	12,038,962	8,477
	Supreme Electronics Co. Ltd.	6,789,033	8,434
	Nantex Industry Co. Ltd.	4,122,409	8,428
	Sanyang Motor Co. Ltd.	7,505,689	8,426
*	Tung Thih Electronic Co. Ltd.	804,118	8,395
	Arcadyan Technology Corp.	2,553,082	8,393
	Kinpo Electronics	19,706,193	8,345
	Sitronix Technology Corp.	1,460,567	8,345
	Chunghwa Precision Test Tech Co. Ltd.	261,368	8,242
*	Via Technologies Inc.	4,490,909	8,198
	Charoen Pokphand Enterprise	3,237,431	8,176
	Sercomm Corp.	3,109,250	8,141
	Asia Vital Components Co. Ltd.	3,460,644	8,116
	Run Long Construction Co. Ltd.	3,910,738	8,026
	Tong Yang Industry Co. Ltd.	6,277,142	8,019
*	Clevo Co.	7,598,551	7,939
	Pan-International Industrial Corp.	5,355,613	7,893
*	FocalTech Systems Co. Ltd.	2,616,403	7,820
*	Center Laboratories Inc.	3,649,341	7,796
	Taiwan Hon Chuan Enterprise Co. Ltd.	3,823,133	7,746
	Pan Jit International Inc.	4,296,398	7,726
*	TPK Holding Co. Ltd.	5,062,313	7,671
	Solar Applied Materials Technology Co.	4,855,689	7,544
	Ennoconn Corp.	810,668	7,501
	Coretronic Corp.	5,452,212	7,495
	Getac Technology Corp.	4,369,752	7,488
	Chong Hong Construction Co. Ltd.	2,646,790	7,459
	Career Technology MFG. Co. Ltd.	6,435,395	7,431
	Shinkong Synthetic Fibers Corp.	16,402,312	7,360
	Yulon Finance Corp.	2,055,361	7,325
	Dynapack International Technology Corp.	2,245,479	7,180
*	PharmaEssentia Corp.	2,225,748	7,180
	Holy Stone Enterprise Co. Ltd.	1,865,126	7,163
	U-Ming Marine Transport Corp.	6,413,610	7,147
	Greatek Electronics Inc.	3,134,961	7,095
	Sunny Friend Environmental Technology Co. Ltd.	907,798	7,043
*	D-Link Corp.	8,172,679	7,042
	USI Corp.	9,791,641	7,017
*	OBI Pharma Inc.	1,713,745	6,971
	Hannstar Board Corp.	4,702,657	6,922
*	Adimmune Corp.	4,130,575	6,893
	Cub Elecparts Inc.	1,054,865	6,820
*	TaiMed Biologics Inc.	2,729,087	6,781
	Transcend Information Inc.	3,041,325	6,687
	President Securities Corp.	9,365,087	6,670
	AURAS Technology Co. Ltd.	881,000	6,626
	A-DATA Technology Co. Ltd.	2,684,467	6,614
	Elite Semiconductor Microelectronics Technology Inc.	3,142,717	6,534
	Fulgent Sun International Holding Co. Ltd.	1,654,744	6,450
	Global Mixed Mode Technology Inc.	1,049,342	6,361

		Shares	Market Value ($000)
	Sporton International Inc.	686,174	6,324
	Faraday Technology Corp.	3,395,786	6,314
*	Asia Pacific Telecom Co. Ltd.	18,560,002	6,298
*	Medigen Vaccine Biologics Corp.	1,691,606	6,212
*	Unizyx Holding Corp.	4,913,555	6,206
	Oriental Union Chemical Corp.	9,687,474	6,200
	China Steel Chemical Corp.	1,704,245	6,133
	St. Shine Optical Co. Ltd.	646,727	6,117
	Unitech Printed Circuit Board Corp.	8,541,956	6,065
	TSRC Corp.	8,467,009	6,041
	AcBel Polytech Inc.	5,986,994	6,008
	Holtek Semiconductor Inc.	2,344,952	5,953
	TTY Biopharm Co. Ltd.	2,720,457	5,943
	SDI Corp.	1,990,876	5,903
	BES Engineering Corp.	19,442,754	5,775
	Jih Sun Financial Holdings Co. Ltd.	13,395,746	5,752
	Cathay Real Estate Development Co. Ltd.	8,602,505	5,730
	Chlitina Holding Ltd.	761,977	5,649
	Kindom Development Co. Ltd.	4,918,955	5,617
	Taiwan PCB Techvest Co. Ltd.	3,484,549	5,580
	Taiwan Semiconductor Co. Ltd.	2,888,342	5,463
	Nichidenbo Corp.	3,226,000	5,453
	Systex Corp.	1,819,140	5,446
	TaiDoc Technology Corp.	833,645	5,327
	Farglory Land Development Co. Ltd.	2,976,158	5,305
*	China Motor Corp.	3,195,222	5,289
	Cleanaway Co. Ltd.	927,359	5,263
*	China Man-Made Fiber Corp.	17,743,497	5,250
	Innodisk Corp.	894,680	5,244
	ITE Technology Inc.	2,029,399	5,174
	Century Iron & Steel Industrial Co. Ltd.	1,434,000	5,133
	Sonix Technology Co. Ltd.	2,177,316	5,120
	Taiflex Scientific Co. Ltd.	2,761,994	5,103
	Hu Lane Associate Inc.	1,260,482	5,079
	Tainan Spinning Co. Ltd.	11,300,940	5,077
	Chin-Poon Industrial Co. Ltd.	4,249,799	4,975
*	Yieh Phui Enterprise Co. Ltd.	12,218,938	4,941
	Gourmet Master Co. Ltd.	1,087,237	4,929
	China General Plastics Corp.	5,977,807	4,901
	Alpha Networks Inc.	3,952,750	4,871
*	Brighton-Best International Taiwan Inc.	5,335,000	4,870
	Taiwan Cogeneration Corp.	3,751,754	4,844
	KMC Kuei Meng International Inc.	676,000	4,779
	Rexon Industrial Corp. Ltd.	1,825,000	4,770
	UPC Technology Corp.	8,966,277	4,743
	Test Research Inc.	2,366,878	4,688
*	Wisdom Marine Lines Co. Ltd.	5,486,487	4,680
	Fittech Co. Ltd.	840,000	4,647
	Swancor Holding Co. Ltd.	939,426	4,628
	Wah Lee Industrial Corp.	1,722,126	4,613
	Egis Technology Inc.	861,582	4,612
	Fusheng Precision Co. Ltd.	765,000	4,609
	Universal Vision Biotechnology Co. Ltd.	564,000	4,579
	TA-I Technology Co. Ltd.	1,624,535	4,522
	Taiwan FamilyMart Co. Ltd.	482,073	4,471
*	Sunplus Technology Co. Ltd.	4,962,752	4,442
	Prince Housing & Development Corp.	11,422,870	4,382
*	Gemtek Technology Corp.	4,328,668	4,344

		Shares	Market Value ($000)
*	Ho Tung Chemical Corp.	13,264,141	4,333
	Johnson Health Tech Co. Ltd.	1,483,092	4,331
	Darfon Electronics Corp.	2,938,164	4,289
	PChome Online Inc.	1,361,661	4,190
	Machvision Inc.	449,775	4,177
*	Mercuries Life Insurance Co. Ltd.	14,592,019	4,175
	ScinoPharm Taiwan Ltd.	4,780,946	4,118
*	Lealea Enterprise Co. Ltd.	10,221,771	4,114
*	OptoTech Corp.	4,587,266	4,111
	Elite Advanced Laser Corp.	1,904,862	4,105
	China Metal Products	3,830,113	4,067
	Lung Yen Life Service Corp.	2,195,221	3,957
	Nidec Chaun-Choung Technology Corp.	517,645	3,921
	Hsin Kuang Steel Co. Ltd.	3,211,403	3,900
	CMC Magnetics Corp.	13,263,610	3,887
	Taiwan Styrene Monomer	6,707,977	3,876
	Nan Liu Enterprise Co. Ltd.	620,000	3,861
	Wei Chuan Foods Corp.	5,372,507	3,852
	Formosa International Hotels Corp.	818,756	3,750
	Soft-World International Corp.	1,049,372	3,691
	Chief Telecom Inc.	346,000	3,679
*	Savior Lifetec Corp.	3,744,000	3,562
	Orient Semiconductor Electronics Ltd.	6,693,208	3,512
*	Motech Industries Inc.	3,603,214	3,499
	Speed Tech Corp.	1,130,000	3,485
	YungShin Global Holding Corp.	2,240,434	3,442
*	Lotus Pharmaceutical Co. Ltd.	1,419,189	3,410
	Ta Ya Electric Wire & Cable	5,316,981	3,409
	Altek Corp.	2,681,823	3,383
*	Dynamic Electronics Co. Ltd.	4,947,365	3,377
	Topkey Corp.	673,000	3,371
	Syncmold Enterprise Corp.	1,141,099	3,297
	Xxentria Technology Materials Corp.	1,600,444	3,283
	Radium Life Tech Co. Ltd.	8,671,715	3,273
*	Taiwan TEA Corp.	5,556,399	3,273
	Mercuries & Associates Holding Ltd.	4,549,546	3,212
*	Roo Hsing Co. Ltd.	9,137,144	3,127
	Ginko International Co. Ltd.	670,569	3,119
	Hung Sheng Construction Ltd.	4,845,107	3,113
	Sampo Corp.	3,408,497	3,075
*	GeneReach Biotechnology Corp.	600,000	3,070
	CyberTAN Technology Inc.	4,895,006	3,066
	Kinik Co.	1,338,479	3,066
*	Shining Building Business Co. Ltd.	6,683,769	3,052
*	AmTRAN Technology Co. Ltd.	7,660,832	3,042
*	Ritek Corp.	8,394,658	3,031
	YC INOX Co. Ltd.	3,365,055	3,000
*	Newmax Technology Co. Ltd.	1,654,000	2,999
	Quanta Storage Inc.	2,192,136	2,986
	WUS Printed Circuit Co. Ltd.	2,798,785	2,971
*	Federal Corp.	4,957,195	2,945
	Kung Long Batteries Industrial Co. Ltd.	603,932	2,942
*	Test Rite International Co. Ltd.	3,430,824	2,937
	Silicon Integrated Systems Corp.	5,301,628	2,934
	Asia Polymer Corp.	4,244,789	2,849
	Gigasolar Materials Corp.	444,250	2,847
	Yeong Guan Energy Technology Group Co. Ltd.	1,024,217	2,833
	Concraft Holding Co. Ltd.	1,050,773	2,814

		Shares	Market Value ($000)
	Namchow Holdings Co. Ltd.	1,739,971	2,765
	Aten International Co. Ltd.	918,480	2,751
*	CSBC Corp. Taiwan	3,148,675	2,697
	Weltrend Semiconductor	1,751,182	2,683
*	Taigen Biopharmaceuticals Holdings Ltd.	4,323,526	2,666
	Depo Auto Parts Ind Co. Ltd.	1,266,025	2,633
	Zeng Hsing Industrial Co. Ltd.	524,619	2,630
*	Elitegroup Computer Systems Co. Ltd.	2,917,479	2,624
	Global Brands Manufacture Ltd.	3,049,999	2,572
	Evergreen International Storage & Transport Corp.	4,556,793	2,536
	Firich Enterprises Co. Ltd.	2,569,719	2,528
	Wowprime Corp.	617,817	2,513
	Cyberlink Corp.	682,695	2,502
*	Ton Yi Industrial Corp.	6,792,324	2,471
	Sinyi Realty Inc.	2,448,300	2,389
	Yulon Nissan Motor Co. Ltd.	271,842	2,378
	Gloria Material Technology Corp.	4,247,126	2,327
*	Medigen Biotechnology Corp.	1,380,797	2,317
	Formosan Rubber Group Inc.	2,872,306	2,278
	Everlight Chemical Industrial Corp.	4,088,329	2,238
	HannsTouch Solution Inc.	6,509,304	2,231
	IEI Integration Corp.	1,234,669	2,226
	Flytech Technology Co. Ltd.	1,051,785	2,222
*	Darwin Precisions Corp.	5,059,570	2,210
	Kuo Toong International Co. Ltd.	2,792,809	2,195
	Sunonwealth Electric Machine Industry Co. Ltd.	1,151,000	2,145
	Tyntek Corp.	3,278,095	2,120
	Rich Development Co. Ltd.	6,287,660	2,114
	Advanced International Multitech Co. Ltd.	1,379,115	2,063
	Ichia Technologies Inc.	3,448,439	1,991
	KEE TAI Properties Co. Ltd.	5,627,979	1,968
	Huang Hsiang Construction Corp.	1,557,571	1,943
	Iron Force Industrial Co. Ltd.	720,535	1,906
*	Gigastorage Corp.	3,014,939	1,865
	PharmaEngine Inc.	1,068,477	1,846
	Sincere Navigation Corp.	2,876,309	1,802
*	Li Peng Enterprise Co. Ltd.	6,523,714	1,774
	Basso Industry Corp.	1,176,339	1,762
*,3	Pharmally International Holding Co. Ltd.	868,039	1,755
	Rechi Precision Co. Ltd.	2,466,896	1,738
*	Taiwan Land Development Corp.	6,878,935	1,693
*	Zinwell Corp.	2,725,006	1,688
	Brogent Technologies Inc.	467,643	1,662
	TYC Brother Industrial Co. Ltd.	2,030,099	1,657
*	ALI Corp.	1,800,362	1,644
	Bank of Kaohsiung Co. Ltd.	4,803,529	1,643
*	Chung Hwa Pulp Corp.	4,496,818	1,592
	Vivotek Inc.	518,724	1,564
	Li Cheng Enterprise Co. Ltd.	1,732,420	1,546
	L&K Engineering Co. Ltd.	1,453,623	1,519
*	Etron Technology Inc.	2,080,651	1,517
	Posiflex Technology Inc.	546,612	1,506
	China Chemical & Pharmaceutical Co. Ltd.	1,914,766	1,489
	CHC Healthcare Group	1,151,222	1,430
*	Lingsen Precision Industries Ltd.	2,882,421	1,416
*	Adlink Technology Inc.	631,484	1,380
	Ability Enterprise Co. Ltd.	2,670,904	1,372

		Shares	Market Value ($000)
	Taiyen Biotech Co. Ltd.	1,135,580	1,300
	Apex International Co. Ltd.	515,000	1,263
	Hong Pu Real Estate Development Co. Ltd.	1,631,931	1,244
	Senao International Co. Ltd.	1,130,428	1,235
*	Phihong Technology Co. Ltd.	1,916,679	1,125
	FSP Technology Inc.	719,071	1,073
	Globe Union Industrial Corp.	1,976,001	1,046
	China Electric Manufacturing Corp.	2,194,227	977
	Tong-Tai Machine & Tool Co. Ltd.	1,868,126	966
*	AGV Products Corp.	3,263,983	956
	Jess-Link Products Co. Ltd.	628,887	819
	Toung Loong Textile Manufacturing	778,481	730
*	Tatung Co. Ltd. GDR	38,865	698
*,3	Unity Opto Technology Co. Ltd.	4,231,961	623
	Infortrend Technology Inc.	1,368,873	586
	Sheng Yu Steel Co. Ltd.	771,000	550
*	Nien Hsing Textile Co. Ltd.	910,027	507
	Chia Hsin Cement Corp.	294,000	173
	Taiwan Sakura Corp.	81,000	144
	Formosa Sumco Technology Corp.	16,000	73
*,3	E-Ton Solar Tech Co. Ltd.	696,074	37
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	45	5
*,3	Pihsiang Machinery Manufacturing Co. Ltd.	1,232,000	—
*,3	XPEC Entertainment Inc.	872,075	—
*,3	Green Energy Technology Inc.	2,817,405	—
*,3	ProMOS Technologies Inc.	11,745	—
*	Makalot Industrial Co. Ltd. Rights Exp. 03/11/2021	208,953	—
			17,500,677
Thailand (0.7%)
	PTT PCL (Foreign)	186,314,559	233,740
	Siam Cement PCL (Foreign)	11,605,730	146,250
	CP ALL PCL (Foreign)	71,219,500	135,953
	Airports of Thailand PCL (Foreign)	62,231,355	123,195
	Delta Electronics Thailand PCL (Foreign)	6,418,389	112,690
	Kasikornbank PCL (Foreign)	23,710,660	100,093
	Siam Commercial Bank PCL (Foreign)	30,890,788	96,826
	Advanced Info Service PCL (Foreign)	15,257,637	87,510
	Bangkok Dusit Medical Services PCL (Foreign)	125,221,565	86,393
	PTT Exploration & Production PCL (Foreign)	19,484,356	66,905
	Bangkok Bank PCL (Foreign)	16,192,740	61,149
	Central Pattana PCL (Foreign)	35,742,930	58,257
	PTT Global Chemical PCL (Foreign)	28,554,606	55,987
	Gulf Energy Development PCL (Foreign)	48,914,848	54,608
	Energy Absolute PCL (Foreign)	24,403,240	52,730
	Intouch Holdings PCL (Foreign)	27,194,405	50,756
	Charoen Pokphand Foods PCL (Foreign)	53,738,827	48,810
[1]	Krungthai Card PCL (Foreign)	20,341,335	43,996
*	Minor International PCL (Foreign)	52,850,940	43,633
*	Central Retail Corp. PCL (Foreign)	38,551,993	39,413
	Krung Thai Bank PCL (Foreign)	101,264,111	38,746
	Home Product Center PCL (Foreign)	84,021,474	38,315
	BTS Group Holdings PCL (Foreign)	118,513,745	37,335
	Bangkok Expressway & Metro PCL (Foreign)	118,209,174	32,121
	Tisco Financial Group PCL (Foreign)	8,986,561	27,614
	Land & Houses PCL (Foreign)	102,889,829	26,704
	Thai Oil PCL (Foreign)	14,440,284	26,099

		Shares	Market Value ($000)
	Indorama Ventures PCL (Foreign)	21,606,452	25,164
	Digital Telecommunications Infrastructure Fund	58,319,065	24,898
	Com7 PCL (Foreign)	17,238,991	24,826
	Electricity Generating PCL (Foreign)	4,003,045	23,780
[1]	Banpu PCL (Foreign)	66,000,686	22,801
	TMB Bank PCL (Foreign)	612,904,806	22,434
	Bumrungrad Hospital PCL (Foreign)	5,306,612	22,189
	Carabao Group PCL (Foreign)	4,191,785	20,277
	Jasmine Broadband Internet Infrastructure Fund	62,442,541	20,196
	Global Power Synergy PCL (Foreign)	7,697,693	20,044
	Thai Union Group PCL (Foreign)	43,191,565	19,856
	Srisawad Corp. PCL (Foreign)	8,757,310	19,521
	Ratch Group PCL (Foreign)	11,767,034	19,409
	Muangthai Capital PCL (Foreign)	8,839,376	19,329
	IRPC PCL (Foreign)	157,211,743	17,753
	Kiatnakin Phatra Bank PCL (Foreign)	9,448,671	17,443
	Asset World Corp. PCL (Foreign)	110,662,720	16,931
[1]	KCE Electronics PCL (Foreign)	9,078,800	16,610
	CPN Retail Growth Leasehold REIT	25,423,912	16,347
	B Grimm Power PCL (Foreign)	9,627,655	16,343
[1]	Sri Trang Gloves Thailand PCL (Foreign)	12,052,543	15,997
[1]	Berli Jucker PCL (Foreign)	14,407,563	15,984
	Osotspa PCL (Foreign)	13,068,560	15,562
	True Corp. PCL (Foreign)	138,855,532	14,798
	Thanachart Capital PCL (Foreign)	13,705,225	14,683
	Hana Microelectronics PCL (Foreign)	8,151,610	14,584
	Sri Trang Agro-Industry PCL (Foreign)	13,609,082	13,600
[1]	Siam Global House PCL (Foreign)	19,612,474	13,563
[1]	Bangkok Commercial Asset Management PCL (Foreign)	19,638,643	13,393
[1]	VGI PCL (Foreign)	57,757,168	12,854
	Supalai PCL (Foreign)	18,647,181	12,441
[1]	Bangchak Corp. PCL (Foreign)	14,830,635	11,894
[1]	WHA Corp. PCL (Foreign)	112,780,838	11,316
	Thailand Future Fund	35,039,515	10,652
	TQM Corp. PCL (Foreign)	2,413,200	9,650
	Total Access Communication PCL (Foreign)	8,821,400	9,550
	Frasers Property Thailand Industrial Freehold & Leasehold REIT	24,094,822	9,405
	Amata Corp. PCL (Foreign)	14,326,071	8,085
	AEON Thana Sinsap Thailand PCL (Foreign)	1,189,427	7,954
	Bangkok Chain Hospital PCL (Foreign)	16,295,427	7,869
	AP Thailand PCL (Foreign)	30,216,145	7,293
[1]	CH Karnchang PCL (Foreign)	13,799,743	7,076
	Tipco Asphalt PCL (Foreign)	10,619,664	7,042
*,1	Central Plaza Hotel PCL (Foreign)	8,480,073	6,970
[1]	TOA Paint Thailand PCL (Foreign)	6,526,818	6,953
[1]	TTW PCL (Foreign)	16,967,645	6,909
	CK Power PCL (Foreign)	47,051,145	6,894
	WHA Premium Growth Freehold & Leasehold REIT	15,530,349	6,218
	Chularat Hospital PCL (Foreign)	70,865,815	6,148
[1]	BTS Rail Mass Transit Growth Infrastructure Fund	36,028,657	5,987
	Quality Houses PCL (Foreign)	76,649,288	5,982
[1]	Sino-Thai Engineering & Construction PCL (Foreign)	14,933,942	5,866
[1]	Jasmine International PCL (Foreign)	57,322,778	5,775
	Mega Lifesciences PCL (Foreign)	4,195,100	5,657

		Shares	Market Value ($000)
	TPI Polene PCL (Foreign)	102,055,643	5,583
*	Super Energy Corp. PCL (Foreign)	162,921,266	5,315
	Thai Vegetable Oil PCL (Foreign)	4,636,691	5,059
	JMT Network Services PCL (Foreign)	4,035,396	4,965
	PTG Energy PCL (Foreign)	8,586,677	4,910
	Bangkok Land PCL (Foreign)	141,944,095	4,875
	Star Petroleum Refining PCL (Foreign)	16,308,209	4,814
	BCPG PCL (Foreign)	9,147,472	4,598
	Siam City Cement PCL (Foreign)	1,012,649	4,589
[1]	Plan B Media PCL (Foreign)	21,613,853	4,530
	TPI Polene Power PCL (Foreign)	31,151,912	4,529
	Major Cineplex Group PCL (Foreign)	7,430,779	4,512
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	11,142,986	4,504
*,1	Esso Thailand PCL (Foreign)	15,976,046	4,426
	IMPACT Growth REIT	7,311,486	4,364
[1]	Banpu Power PCL (Foreign)	7,488,537	4,266
*	BEC World PCL (Foreign)	14,795,824	3,896
	Gunkul Engineering PCL (Foreign)	43,699,428	3,757
	MBK PCL (Foreign)	9,160,172	3,699
	Thaifoods Group PCL (Foreign)	20,420,804	3,637
*,3	Pruksa Real Estate PCL (Foreign)	7,721,100	3,462
	Bangkok Life Assurance PCL (Foreign)	4,326,079	3,386
	Workpoint Entertainment PCL (Foreign)	5,611,153	3,210
	Siam Makro PCL (Foreign)	2,507,300	3,176
	Sansiri PCL (Foreign)	113,596,611	3,170
	Ratchthani Leasing PCL (Foreign)	22,225,494	2,948
	GFPT PCL (Foreign)	6,833,895	2,913
	Pruksa Holding PCL (Foreign)	6,956,384	2,851
	Taokaenoi Food & Marketing PCL (Foreign)	7,677,193	2,709
	Origin Property PCL (Foreign)	10,291,781	2,569
	Thoresen Thai Agencies PCL (Foreign)	13,302,570	2,505
	MK Restaurants Group PCL (Foreign)	1,435,540	2,392
	SPCG PCL (Foreign)	3,581,934	2,327
	Thaicom PCL (Foreign)	7,148,478	2,290
*,1	Precious Shipping PCL (Foreign)	8,243,252	1,973
	LPN Development PCL (Foreign)	11,580,589	1,845
*	Italian-Thai Development PCL (Foreign)	45,726,183	1,581
*	U City PCL (Foreign)	34,486,765	1,547
	Bangkok Airways PCL (Foreign)	6,876,393	1,534
*,1	Thai Airways International PCL (Foreign)	13,550,615	1,507
	Samart Corp. PCL (Foreign)	6,680,830	1,437
[1]	Beauty Community PCL (Foreign)	23,501,083	1,353
	Univentures PCL (Foreign)	10,061,175	1,187
	Unique Engineering & Construction PCL (Foreign)	7,490,375	1,132
	Bangkok Life Assurance PCL NVDR	968,626	758
*	Minor International PCL Warrants Exp. 07/31/2023	3,203,712	755
*,1,3	Group Lease PCL (Foreign)	8,738,835	350
*	MBK PCL Warrants Exp. 11/15/2023	407,718	125
*	JMT Network Services PCL Warrants Exp. 05/16/2022	414,028	96
*,3	Inter Far East Energy Corp.	5,655,044	66
	Thonburi Healthcare Group PCL (Foreign)	51,800	46
*,1,3	Group Lease PCL NVDR	1,118,575	45
*	Minor International PCL Warrants Exp. 09/30/2021	3,024,402	31

		Shares	Market Value ($000)
*,3	BTS Group Holdings PCL Warrants Exp. 02/16/2021	12,879,643	4
*	Samart Corp. PCL Warrants Exp. 05/17/2021	2,337,800	2
*	BCPG PCL Warrants Exp. 11/13/2022	1	—
*	BCPG PCL Warrants Exp. 11/13/2023	1	—
			2,814,693
Turkey (0.2%)
	BIM Birlesik Magazalar A/S	6,114,579	60,176
	Eregli Demir ve Celik Fabrikalari TAS	18,544,651	36,237
*	Turkiye Garanti Bankasi A/S	28,072,731	35,560
	Turkcell Iletisim Hizmetleri A/S	14,869,091	32,561
	KOC Holding A/S	11,659,863	31,930
*	Akbank T.A.S.	35,978,682	31,134
*	Turkiye Petrol Rafinerileri A/S	1,657,948	22,413
	Aselsan Elektronik Sanayi ve Ticaret A/S	7,820,759	18,467
	Ford Otomotiv Sanayi A/S	916,261	17,958
	Haci Omer Sabanci Holding A/S	12,379,155	17,745
*	Turkiye Is Bankasi A/S Class C	19,229,049	16,043
	Turkiye Sise ve Cam Fabrikalari A/S	14,880,034	14,658
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	13,935,305	12,687
*	Turk Hava Yollari AO	7,099,524	11,712
*	Bera Holding A/S	4,135,788	11,560
*	Gubre Fabrikalari TAS	1,121,454	11,076
*	Arcelik A/S	2,401,710	10,805
*	Koza Altin Isletmeleri A/S	664,507	10,428
*	Petkim Petrokimya Holding A/S	15,040,958	10,283
	Coca-Cola Icecek A/S	997,982	10,065
	Tofas Turk Otomobil Fabrikasi A/S	1,968,876	9,696
	Enka Insaat ve Sanayi A/S	9,021,832	9,582
	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	2,510,328	8,493
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	25,781,416	8,485
*	Yapi ve Kredi Bankasi A/S	21,638,917	8,417
	Turk Telekomunikasyon A/S	7,780,445	8,383
	Dogan Sirketler Grubu Holding A/S	15,809,213	8,376
*	Ulker Biskuvi Sanayi A/S	2,338,635	7,209
*	Sasa Polyester Sanayi A/S	1,825,576	6,383
[2]	Enerjisa Enerji A/S	3,948,974	6,370
*	Sok Marketler Ticaret A/S	3,219,419	5,822
*	Turkiye Halk Bankasi A/S	8,022,212	5,756
	Tekfen Holding A/S	2,267,273	5,568
	TAV Havalimanlari Holding A/S	1,903,440	5,536
*	Logo Yazilim Sanayi ve Ticaret A/S	286,427	5,424
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,562,660	5,388
*	Aksa Enerji Uretim A/S Class B	3,925,325	5,291
	Otokar Otomotiv ve Savunma Sanayi A/S	94,037	5,027
*	Pegasus Hava Tasimaciligi A/S	466,263	4,474
*	Migros Ticaret A/S	742,181	4,464
*	Turkiye Sinai Kalkinma Bankasi A/S	17,532,168	4,330
	AG Anadolu Grubu Holding A/S	1,160,834	4,302
*	Vestel Elektronik Sanayi ve Ticaret A/S	1,086,210	3,877
*	Turkiye Vakiflar Bankasi TAO	6,578,729	3,871
	Turk Traktor ve Ziraat Makineleri A/S	161,126	3,864
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	1,655,346	3,489
*,2	MLP Saglik Hizmetleri A/S Class B	1,047,147	3,260
	Alarko Holding A/S	2,374,566	3,196
	EGE Endustri ve Ticaret A/S	13,789	3,158

		Shares	Market Value ($000)
	Iskenderun Demir ve Celik A/S	2,047,872	3,154
*,2	Mavi Giyim Sanayi ve Ticaret A/S Class B	431,653	3,117
	Aksa Akrilik Kimya Sanayii A/S	1,519,409	3,030
*	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,406,142	2,427
	Aksigorta A/S	1,838,403	2,377
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,118,291	2,311
*	Zorlu Enerji Elektrik Uretim A/S	6,082,281	2,309
	Kordsa Teknik Tekstil A/S	790,830	2,303
*	Oyak Cimento Fabrikalari A/S	1,979,806	2,214
*	Is Gayrimenkul Yatirim Ortakligi A/S	6,076,808	2,016
*	Hektas Ticaret TAS	534,713	1,971
*	Sekerbank Turk A/S	9,865,768	1,959
	Tat Gida Sanayi A/S	1,312,110	1,941
	Aygaz A/S	770,668	1,910
*	Konya Cimento Sanayii A/S	8,403	1,882
*	Albaraka Turk Katilim Bankasi A/S	6,428,807	1,841
*	Dogus Otomotiv Servis ve Ticaret A/S	392,476	1,783
*	Torunlar Gayrimenkul Yatirim Ortakligi A/S	3,292,457	1,699
*	Cimsa Cimento Sanayi ve Ticaret A/S	480,277	1,449
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	427,536	1,411
	Polisan Holding A/S	2,591,597	1,396
*	NET Holding A/S	2,262,163	1,200
	Akcansa Cimento A/S	415,895	1,049
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	230,689	180
*,3	Asya Katilim Bankasi A/S	6,861,580	—
			637,918
United Arab Emirates (0.2%)
	First Abu Dhabi Bank PJSC	59,703,652	243,550
	Emirates Telecommunications Group Co. PJSC	23,819,837	128,644
	Emirates NBD Bank PJSC	33,800,116	108,386
	Abu Dhabi Commercial Bank PJSC	36,967,411	64,620
	Aldar Properties PJSC	54,049,593	51,378
*	Emaar Properties PJSC	49,379,499	50,957
	Dubai Islamic Bank PJSC	26,573,986	36,294
	Abu Dhabi Islamic Bank PJSC	11,548,993	15,722
	Air Arabia PJSC	36,618,714	12,683
*	Emaar Malls PJSC	25,792,833	12,678
	Dubai Investments PJSC	27,053,052	12,153
*	Emaar Development PJSC	10,274,496	8,198
*	DAMAC Properties Dubai Co. PJSC	21,662,527	8,073
	Dana Gas PJSC	38,718,993	7,161
	Dubai Financial Market PJSC	21,273,501	7,102
	GFH Financial Group BSC	37,321,118	6,548
	Orascom Construction plc	638,789	3,917
*	Union Properties PJSC	27,400,380	2,076
	RAK Properties PJSC	12,918,034	2,033
*,3	Arabtec Holding PJSC	11,126,461	1,605
*	Deyaar Development PJSC	18,647,701	1,483
*,3	Drake & Scull International PJSC	7,671,678	773
			786,034
United Kingdom (9.0%)
	AstraZeneca plc	17,780,160	1,813,775
*	HSBC Holdings plc	275,871,875	1,443,530
	Diageo plc	31,030,673	1,245,794
	Unilever plc	21,424,903	1,245,409

		Shares	Market Value ($000)
	GlaxoSmithKline plc	66,654,428	1,237,860
	British American Tobacco plc	30,875,741	1,121,959
	Rio Tinto plc	14,707,587	1,115,822
	Royal Dutch Shell plc Class A	55,799,485	1,032,530
	BP plc	268,584,452	998,048
	Royal Dutch Shell plc Class B	49,954,370	870,630
	BHP Group plc	28,156,534	771,639
	Unilever plc	12,980,434	756,178
	Reckitt Benckiser Group plc	8,532,064	723,335
	Vodafone Group plc	361,746,553	617,772
	Prudential plc	35,353,136	565,630
	National Grid plc	47,489,725	551,626
	Anglo American plc	16,680,302	548,673
	London Stock Exchange Group plc	4,267,128	506,572
*	Glencore plc	146,134,566	487,816
*	Compass Group plc	24,132,629	431,076
	Experian plc	12,278,682	429,172
*	Lloyds Banking Group plc	952,369,386	427,359
*	Barclays plc	234,082,270	427,012
	Tesco plc	130,463,614	426,929
	Ferguson plc	3,047,433	353,834
	RELX plc (XAMS)	12,762,039	318,798
	RELX plc (XLON)	12,398,479	306,968
	Ashtead Group plc	6,063,911	304,329
	SSE plc	14,108,667	285,798
	BAE Systems plc	43,616,884	275,211
	Legal & General Group plc	80,339,813	267,199
	Imperial Brands plc	12,792,494	256,766
*	Ocado Group plc	6,604,799	250,723
	Smith & Nephew plc	11,866,654	249,838
	CRH plc (XDUB)	5,912,978	242,638
	Aviva plc	52,995,787	242,407
	Segro plc	16,620,011	216,301
*	Standard Chartered plc	35,016,293	211,873
*	BT Group plc	117,909,788	202,177
	3i Group plc	12,920,302	195,788
	CRH plc (XLON)	4,737,508	195,532
*	Next plc	1,732,594	182,917
*	Rentokil Initial plc	25,313,071	171,796
	Halma plc	5,071,583	170,944
	WPP plc	16,074,820	167,976
	Intertek Group plc	2,196,838	165,451
	Croda International plc	1,837,656	157,889
*	InterContinental Hotels Group plc	2,490,641	153,442
	Persimmon plc	4,302,182	149,752
*	Melrose Industries plc	65,407,660	149,596
	Spirax-Sarco Engineering plc	986,339	149,125
	Bunzl plc	4,581,580	147,067
*	Informa plc	20,244,284	137,749
*	Associated British Foods plc	4,706,339	135,947
*	Entain plc	7,877,501	133,315
	RSA Insurance Group plc	14,017,338	129,226
*	Rolls-Royce Holdings plc	103,535,149	129,212
*	Burberry Group plc	5,453,408	127,810
	Standard Life Aberdeen plc	29,752,805	122,482
*	Natwest Group plc	60,410,631	121,284
*	Barratt Developments plc	13,750,459	119,752
	Sage Group plc	14,765,085	118,889

		Shares	Market Value ($000)
	Mondi plc (XLON)	4,982,853	117,346
	United Utilities Group plc	9,288,541	117,080
	St. James's Place plc	7,259,028	116,173
[1]	Pearson plc	10,243,210	113,485
	Admiral Group plc	2,854,323	112,491
	Hargreaves Lansdown plc	4,813,467	112,146
*	Kingfisher plc	28,845,283	109,502
	Johnson Matthey plc	2,598,725	104,545
	Smiths Group plc	5,409,459	104,479
*	Whitbread plc	2,747,975	104,431
	Severn Trent plc	3,236,256	102,308
	Polymetal International plc	4,726,211	102,009
	DCC plc	1,340,135	100,818
*,2	Auto Trader Group plc	12,920,035	99,608
*	Taylor Wimpey plc	49,161,233	98,117
*	Rightmove plc	11,919,896	97,574
	Antofagasta plc	4,767,986	92,987
*	Weir Group plc	3,532,574	91,268
	Berkeley Group Holdings plc	1,584,642	90,625
	Intermediate Capital Group plc	3,856,387	89,446
*	DS Smith plc	17,433,923	86,535
	B&M European Value Retail SA	11,726,923	85,718
	M&G plc	35,467,205	85,088
	Land Securities Group plc	10,064,520	84,268
	British Land Co. plc	13,107,447	80,155
*	Coca-Cola HBC AG	2,640,101	77,943
	Direct Line Insurance Group plc	18,859,042	77,404
	AVEVA Group plc	1,528,890	75,878
	Hikma Pharmaceuticals plc	2,305,746	75,719
	Electrocomponents plc	6,268,535	75,074
*	G4S plc	21,134,347	75,012
	J Sainsbury plc	22,378,300	74,737
	Wm Morrison Supermarkets plc	29,946,284	73,440
*	ITV plc	50,801,305	73,438
	Pennon Group plc	5,727,295	73,135
*	Howden Joinery Group plc	7,876,535	72,219
	Schroders plc	1,535,993	71,629
*	Royal Mail plc	12,527,189	69,206
	Dechra Pharmaceuticals plc	1,383,770	68,213
	Phoenix Group Holdings plc	7,310,390	67,371
	Spectris plc	1,603,649	66,440
*	Travis Perkins plc	3,482,479	64,086
	Games Workshop Group plc	453,624	64,011
	Bellway plc	1,684,380	63,351
*	Signature Aviation plc	11,267,241	63,302
	Derwent London plc	1,458,514	63,134
	IMI plc	3,694,615	62,877
	Tate & Lyle plc	6,612,488	62,281
	Genus plc	919,438	61,761
	Tritax Big Box REIT plc	24,345,531	61,312
*	JD Sports Fashion plc	5,928,540	60,350
*	UNITE Group plc	4,533,521	59,460
*	Hiscox Ltd.	4,570,646	58,299
*	Meggitt plc	10,720,233	57,971
[2]	ConvaTec Group plc	20,905,364	57,198
*	Centrica plc	80,390,481	56,809
	HomeServe plc	3,804,728	54,239
	Rotork plc	12,141,418	53,846

		Shares	Market Value ($000)
[2]	Quilter plc	25,077,845	53,123
*	William Hill plc	14,278,716	52,765
	Evraz plc	7,715,179	52,752
	IG Group Holdings plc	5,058,411	51,839
*	Marks & Spencer Group plc	26,671,162	51,513
	Diploma plc	1,599,780	50,551
*	Inchcape plc	5,382,837	48,787
[2]	Avast plc	7,543,190	48,636
*	IWG plc	9,969,142	42,610
	Close Brothers Group plc	2,186,534	42,140
*	Countryside Properties plc	7,154,400	42,115
	Man Group plc	20,618,024	41,160
*	Greggs plc	1,400,071	39,671
	Ashmore Group plc	6,420,413	39,560
	UDG Healthcare plc	3,499,282	39,017
*	Renishaw plc	474,394	38,864
	Britvic plc	3,741,139	38,072
	Mondi plc (XJSE)	1,614,184	37,931
	LondonMetric Property plc	12,104,095	37,674
	Victrex plc	1,166,331	37,285
*	John Wood Group plc	9,252,644	36,962
*	Hays plc	19,295,706	36,927
	Pets at Home Group plc	6,540,019	35,855
	Softcat plc	1,740,526	35,840
	Grafton Group plc	3,032,159	35,802
*	Balfour Beatty plc	9,671,671	35,614
*,2	Trainline plc	6,326,400	35,231
	Beazley plc	8,258,449	35,150
*	Vistry Group plc	3,045,042	35,068
	Great Portland Estates plc	3,926,453	34,974
	Fresnillo plc	2,572,333	34,661
	Primary Health Properties plc	17,435,591	34,596
	Cranswick plc	740,326	34,531
	Safestore Holdings plc	3,118,440	34,528
*	WH Smith plc	1,607,716	33,571
	Big Yellow Group plc	2,223,972	33,560
	Assura plc	33,013,182	32,694
	QinetiQ Group plc	7,959,877	32,689
	Grainger plc	8,912,214	32,405
	Lancashire Holdings Ltd.	3,440,228	32,012
	Future plc	1,345,835	31,884
	KAZ Minerals plc	3,100,970	30,670
	Computacenter plc	943,339	30,199
*	International Consolidated Airlines Group SA	15,205,023	29,546
	Domino's Pizza Group plc	6,520,426	29,333
[2]	John Laing Group plc	6,597,538	28,507
	SSP Group plc	7,180,612	28,403
*	OSB Group plc	5,018,718	28,193
	Carnival plc	1,785,913	28,136
*,2	Network International Holdings plc	6,016,545	28,030
	easyJet plc	2,829,661	28,022
	Spirent Communications plc	8,535,179	27,779
	Aggreko plc	3,470,462	27,526
*	Pagegroup plc	4,480,859	27,525
	Ultra Electronics Holdings plc	1,006,299	27,415
*,2	Wizz Air Holdings plc	458,587	27,363
	Moneysupermarket.com Group plc	7,401,591	26,997
*	Playtech plc	4,251,536	26,987

		Shares	Market Value ($000)
*	Serco Group plc	16,727,734	26,722
*,1	Shaftesbury plc	3,500,024	26,716
	Drax Group plc	5,215,736	26,633
	Plus500 Ltd.	1,449,712	26,597
	Synthomer plc	4,509,290	26,502
*,2	Ascential plc	5,722,038	25,911
*	Savills plc	1,741,799	25,014
*	Marshalls plc	2,750,244	24,414
	Investec plc	9,340,404	24,176
*	Micro Focus International plc	3,968,419	23,933
	Jupiter Fund Management plc	6,072,697	23,775
	TP ICAP plc	7,756,684	23,648
	Bodycote plc	2,466,356	23,638
	Centamin plc	14,973,777	23,435
*	Redrow plc	3,168,512	22,753
*,2	Watches of Switzerland Group plc	2,597,354	22,725
*	Dunelm Group plc	1,402,243	22,108
	Paragon Banking Group plc	3,448,239	21,368
	Capital & Counties Properties plc	11,082,546	21,176
*	Mediclinic International plc (XLON)	5,353,508	21,169
	IntegraFin Holdings plc	2,822,563	21,116
*	Dixons Carphone plc	14,031,918	21,055
*	National Express Group plc	6,038,501	20,639
	Vesuvius plc	3,017,316	20,522
	AJ Bell plc	3,457,799	20,332
	Daily Mail & General Trust plc Class A	1,864,382	19,588
	Hill & Smith Holdings plc	1,033,524	19,078
*	Indivior plc	9,657,381	18,109
	RHI Magnesita NV	341,021	18,082
*	Polypipe Group plc	2,476,061	17,380
*,1,2	Aston Martin Lagonda Global Holdings plc	623,799	17,324
	Workspace Group plc	1,715,059	16,764
[1]	Hammerson plc	52,696,273	16,663
	Ferrexpo plc	4,304,346	16,597
*	Crest Nicholson Holdings plc	3,654,710	16,142
*,2	Ibstock plc	5,696,718	16,062
*	Oxford Instruments plc	590,327	15,942
	Cairn Energy plc	6,431,616	15,866
	Rathbone Brothers plc	711,660	15,620
*	Firstgroup plc	15,875,250	15,542
*	Petropavlovsk plc	38,919,852	15,385
*	Coats Group plc	18,259,252	15,324
*	Frasers Group plc	2,573,148	14,999
*	Energean plc	1,386,328	14,906
*	AO World plc	3,496,747	14,885
	Brewin Dolphin Holdings plc	3,679,762	14,804
	Chemring Group plc	3,621,009	14,634
	Avon Rubber plc	345,133	14,588
*,1	Cineworld Group plc	13,895,518	14,565
	Morgan Advanced Materials plc	3,605,881	14,375
	888 Holdings plc	3,390,008	13,994
*	Just Group plc	13,403,926	13,981
	Telecom Plus plc	781,682	13,923
*	J D Wetherspoon plc	866,950	13,643
*	C&C Group plc	4,238,007	13,370
	Sanne Group plc	1,767,249	13,362
*	Essentra plc	3,387,484	13,350
	FDM Group Holdings plc	960,955	13,142

		Shares	Market Value ($000)
	Sirius Real Estate Ltd.	10,042,400	12,977
	Euromoney Institutional Investor plc	985,138	12,817
*	Provident Financial plc	3,786,805	12,669
*	Vectura Group plc	7,725,108	12,343
	St. Modwen Properties plc	2,310,014	12,236
	TalkTalk Telecom Group plc	9,121,699	12,194
	Redde Northgate plc	3,560,731	11,922
*	Mitchells & Butlers plc	2,879,714	11,726
	Kainos Group plc	662,848	11,242
	NCC Group plc	3,314,658	11,181
[2]	Airtel Africa plc	10,322,092	11,175
*	Elementis plc	7,409,350	11,166
*,2	McCarthy & Stone plc	6,748,585	11,056
*	Babcock International Group plc	3,473,919	11,046
*	Capita plc	22,578,972	10,766
*	Mitie Group plc	16,152,085	10,586
	Hochschild Mining plc	3,272,339	10,282
*	Greencore Group plc	6,350,147	10,088
	Keller Group plc	910,169	9,445
*	Marston's plc	8,085,495	9,081
*	Halfords Group plc	2,313,426	8,636
	PZ Cussons plc	2,525,152	8,552
[2]	CMC Markets plc	1,465,434	8,065
	UK Commercial Property REIT Ltd.	8,755,500	7,809
*,2	Spire Healthcare Group plc	3,493,426	7,724
*	Go-Ahead Group plc	561,401	7,553
*	TBC Bank Group plc	447,216	7,423
*	Bank of Georgia Group plc	463,926	7,277
	BMO Commercial Property Trust Ltd.	6,764,091	7,218
*	AG Barr plc	1,062,741	7,115
	Clarkson plc	204,845	6,996
*	Senior plc	5,259,471	6,846
	Helical plc	1,304,443	6,756
	Picton Property Income Ltd.	5,978,596	6,743
*	Tullow Oil plc	18,920,188	6,597
	GoCo Group plc	3,854,163	6,489
*,2	Equiniti Group plc	4,033,749	6,423
*,1	Petrofac Ltd.	3,721,743	6,051
*	Restaurant Group plc	6,483,372	6,044
*	Stagecoach Group plc	5,212,594	5,269
	Hunting plc	1,772,385	4,842
	Devro plc	1,892,990	4,432
*	SIG plc	9,721,043	3,838
	Rank Group plc	2,174,222	3,706
*,2	TI Fluid Systems plc	1,061,872	3,690
	RDI REIT plc	2,805,590	3,500
*,1	Premier Oil plc	10,842,418	2,800
*	Micro Focus International plc ADR	473,829	2,796
*,1,2	Funding Circle Holdings plc	1,738,391	2,374
	Alfa Financial Software Holdings plc	1,258,617	2,220
*,1,2	Bakkavor Group plc	1,721,773	1,962
*	Mediclinic International plc (XJSE)	231,543	901
*,2,3	Finablr plc	3,002,811	454
	British American Tobacco plc ADR	465	17
*,1,3	NMC Health plc	1,316,787	—

				Shares	Market Value ($000)
*,1,3	Afren plc			7,677,368	—
					35,497,726
Total Common Stocks (Cost $317,819,258)					390,715,480
		Coupon
Temporary Cash Investments (1.6%)
Money Market Fund (1.6%)
[6,7]	Vanguard Market Liquidity Fund	0.107%		65,152,565	6,515,256
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[8]	United States Treasury Bill	0.113%	3/23/21	4,692	4,692
Total Temporary Cash Investments (Cost $6,519,108)					6,519,948
Total Investments (100.6%) (Cost $324,338,366)					397,235,428
Other Assets and Liabilities—Net (-0.6%)					(2,415,113)
Net Assets (100.0%)					394,820,315
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,231,343,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the aggregate value of these securities was $10,470,238,000, representing 2.7% of net assets.
3	Security value determined using significant unobservable inputs.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $4,627,614,000 was received for securities on loan.
8	Securities with a value of $4,692,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
FDR—Fiduciary Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
EURO STOXX 50 Index	March 2021	22,058	931,008	(12,642)
E-mini S&P 500 Index	March 2021	2,007	371,817	(9,265)
FTSE 100 Index	March 2021	4,792	417,648	(14,584)

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
MSCI Emerging Market Index	March 2021	9,040	599,397	16,628
S&P ASX 200 Index	March 2021	2,331	291,314	(3,654)
S&P TSX 60 Index	March 2021	1,924	307,870	(4,742)
Topix Index	March 2021	4,265	734,552	16,811
				(11,448)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Morgan Stanley Capital Services LLC	4/6/21	AUD	347,670	USD	270,272	—	(4,465)
Morgan Stanley Capital Services LLC	4/6/21	CAD	395,523	USD	312,094	—	(2,745)
BNP Paribas	4/6/21	EUR	582,824	USD	719,020	—	(10,691)
Bank of America, N.A.	4/6/21	GBP	187,447	USD	254,565	2,360	—
BNP Paribas	4/6/21	JPY	59,951,064	USD	580,397	—	(7,668)
UBS AG	4/6/21	USD	320,293	CHF	281,746	3,381	—
Standard Chartered Bank	4/7/21	USD	45,979	HKD	356,437	2	—
BNP Paribas	4/6/21	USD	80,206	KRW	87,262,180	2,181	—
						7,924	(25,569)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
FTSE China A Stock Connect CNY Net Tax Index	6/22/21	JPMC	282,822	(0.144)	10,666	—
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
JPMC—JP Morgan Chase Bank.
At January 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $23,790,000 in connection with open forward currency contracts and over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	32,070,667	1,497,401	1,154	33,569,222
Common Stocks—Other	14,097,055	342,949,183	100,020	357,146,258
Temporary Cash Investments	6,515,256	4,692	—	6,519,948
Total	52,682,978	344,451,276	101,174	397,235,428

Derivative Financial Instruments
Assets
Forward Currency Contracts	—	7,924	—	7,924
Swap Contracts	—	10,666	—	10,666
Total	—	18,590	—	18,590
Liabilities
Futures Contracts[1]	66,551	—	—	66,551
Forward Currency Contracts	—	25,569	—	25,569
Total	66,551	25,569	—	92,120
1	Represents variation margin on the last day of the reporting period.
G.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2021 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	690,416	—	—	—	124,027	4,742	—	814,443
Vanguard Market Liquidity Fund	6,578,015	NA1	NA1	52	(52)	481	—	6,515,256
Total	7,268,431			52	123,975	5,223	—	7,329,699
1	Not applicable—purchases and sales are for temporary cash investment purposes.